UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Brian Hartigan

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders April 30, 2024 BLKC Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF SATO Invesco Alerian Galaxy Crypto Economy ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

April 30, 2024

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-87.26%
Australia-1.30%
Iris Energy Ltd.(b)(c)	8,096	$35,137

Canada-4.09%
Bitfarms Ltd.(b)	21,066	37,708
Hive Digital Technologies Ltd.(b)(c)	13,413	34,069
Hut 8 Corp.(b)	4,961	38,994

		110,771

China-6.99%
Alibaba Group Holding Ltd., ADR(c)	538	40,269
Bit Digital, Inc.(b)(c)	17,883	36,392
Canaan, Inc., ADR(b)	31,935	27,943
Meitu, Inc.(c)(d)	96,136	40,071
Tencent Holdings Ltd.	1,001	44,437

		189,112

Germany-4.64%
Bitcoin Group SE	636	37,402
Northern Data AG(b)(c)	1,741	48,308
SAP SE	220	39,919

		125,629

Japan-2.71%
Rakuten Group, Inc.(b)	7,017	34,045
SBI Holdings, Inc.	1,605	39,287

		73,332

Norway-1.42%
Aker ASA, Class A	685	38,289

South Korea-1.35%
Samsung Electronics Co. Ltd.	653	36,616

Switzerland-1.45%
Nestle S.A.	390	39,206

Taiwan-1.37%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	269	36,945

United Kingdom-1.36%
Argo Blockchain PLC, ADR(b)(c)	26,471	36,795

United States-60.58%
Accenture PLC, Class A	124	37,313
Advanced Micro Devices, Inc.(b)	236	37,378
Alphabet, Inc., Class A(b)	252	41,021
Amazon.com, Inc.(b)	213	37,275
Applied Digital Corp.(b)(c)	13,107	35,454
Bakkt Holdings, Inc.(b)(c)	2,965	19,895
Bank of America Corp.	1,107	40,970
Bitdeer Technologies Group(b)	6,124	33,621
Block, Inc., Class A(b)	503	36,719
Cipher Mining, Inc.(b)(c)	9,696	36,069
Cisco Systems, Inc.	812	38,148
Citigroup, Inc.	663	40,662
CleanSpark, Inc.(b)(c)	2,535	41,523
Coinbase Global, Inc., Class A(b)(c)	153	31,201
Core Scientific, Inc.(b)	13,413	39,300
Galaxy Digital Holdings Ltd., Class H(b)	4,074	35,881
Goldman Sachs Group, Inc. (The)	101	43,098
Honeywell International, Inc.	204	39,317
Intel Corp.	1,069	32,572

	Shares	Value
United States-(continued)
International Business Machines Corp.	217	$36,065
Intuit, Inc.	64	40,040
JPMorgan Chase & Co.	206	39,498
Marathon Digital Holdings, Inc.(b)(c)	2,286	36,713
Mastercard, Inc., Class A	86	38,803
Micron Technology, Inc.	315	35,582
Microsoft Corp.	94	36,597
MicroStrategy, Inc., Class A(b)(c)	26	27,691
NVIDIA Corp.	44	38,017
Oracle Corp.	326	37,083
PayPal Holdings, Inc.(b)	611	41,499
QUALCOMM, Inc.	228	37,814
Riot Platforms, Inc.(b)(c)	4,127	41,724
Robinhood Markets, Inc., Class A(b)(c)	2,118	34,926
Salesforce, Inc.	134	36,038
Shell PLC, ADR	554	67,700
SoFi Technologies, Inc.(b)(c)	5,267	35,710
Stronghold Digital Mining, Inc., Class A(b)(c)	11,869	37,150
Terawulf, Inc.(b)	18,802	40,800
Tesla, Inc.(b)	231	42,338
Texas Instruments, Inc.	235	41,459
Verizon Communications, Inc.	1,002	39,569
Visa, Inc., Class A	145	38,948
Walmart, Inc.	668	39,646

		1,638,827

Total Common Stocks & Other Equity Interests (Cost $2,116,538)		2,360,659

Exchange-Traded Funds-8.19%
United States-8.19%
Bitwise Bitcoin ETF(b)	447	14,389
Fidelity Wise Origin Bitcoin Fund(b)	1,316	68,011
ARK 21Shares Bitcoin ETF(b)	354	20,914
Ishares Bitcoin Trust(b)	3,523	118,267

Total Exchange-Traded Funds (Cost $241,855)		221,581

Private Fund-5.42%
United States-5.42%
Grayscale Bitcoin Trust BTC(b) (Cost $22,398)	2,790	146,503

Money Market Funds-9.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $246,692)	246,692	246,692

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.99% (Cost $2,627,483)		2,975,435

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.04%
Invesco Private Government Fund, 5.29%(e)(f)(g)	151,749	151,749

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	390,217	$390,334

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $542,103)		542,083

TOTAL INVESTMENTS IN SECURITIES-130.03% (Cost $3,169,586)		3,517,518
OTHER ASSETS LESS LIABILITIES-(30.03)%		(812,318)

NET ASSETS-100.00%		$2,705,200

Investment Abbreviations:

ADR-American Depositary Receipt

ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2024 represented 1.48% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$368,137	$(121,445)	$-	$-	$246,692	$379

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	181,380	1,764,127	(1,793,758)	-	-	151,749	5,430	*

Invesco Private Prime Fund	466,235	3,198,937	(3,274,965)	(20)	147	390,334	14,753	*

Total	$647,615	$5,331,201	$(5,190,168)	$(20)	$147	$788,775	$20,562

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Information Technology	46.69

Financials	20.50

Exchange-Traded Funds	8.19

Communication Services	6.10

Consumer Discretionary	5.69

Investment Companies	5.42

Sector Types Each Less Than 3%	8.28

Money Market Funds Plus Other Assets Less Liabilities	(0.87)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

April 30, 2024

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-86.92%
Australia-3.01%
Iris Energy Ltd.(b)(c)	54,234	$235,375

Canada-9.49%
Bitfarms Ltd.(b)	141,122	252,609
Hive Digital Technologies Ltd.(b)(c)	89,847	228,211
Hut 8 Corp.(b)(c)	33,236	261,235

		742,055

China-7.50%
Bit Digital, Inc.(b)(c)	119,797	243,787
Canaan, Inc., ADR(b)	213,922	187,182
Meitu, Inc.(c)(d)	177,099	73,817
Tencent Holdings Ltd.	1,844	81,859

		586,645

Germany-8.42%
Bitcoin Group SE	4,253	335,114
Northern Data AG(b)(c)	11,656	323,419

		658,533

Japan-1.73%
Rakuten Group, Inc.(b)	12,925	62,709
SBI Holdings, Inc.	2,956	72,358

		135,067

Norway-0.90%
Aker ASA, Class A	1,261	70,485

South Korea-0.86%
Samsung Electronics Co. Ltd.	1,202	67,401

Taiwan-0.88%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	503	69,082

United Kingdom-3.15%
Argo Blockchain PLC, ADR(b)	177,330	246,489

United States-50.98%
Advanced Micro Devices, Inc.(b)	437	69,212
Alphabet, Inc., Class A(b)	468	76,181
Applied Digital Corp.(b)(c)	87,799	237,496
Bakkt Holdings, Inc.(b)(c)	19,863	133,282
Bitdeer Technologies Group(b)(c)	41,026	225,233
Block, Inc., Class A(b)	925	67,525
Cipher Mining, Inc.(b)(c)	64,951	241,618
CleanSpark, Inc.(b)(c)	16,984	278,198
Coinbase Global, Inc., Class A(b)(c)	1,025	209,028
Core Scientific, Inc.(b)	89,847	263,252
Galaxy Digital Holdings Ltd., Class H(b)	27,288	240,335
Goldman Sachs Group, Inc. (The)	187	79,795
JPMorgan Chase & Co.	379	72,669
Marathon Digital Holdings, Inc.(b)(c)	15,315	245,959
Micron Technology, Inc.	582	65,743
Microsoft Corp.	174	67,743
MicroStrategy, Inc., Class A(b)(c)	174	185,315
NVIDIA Corp.	82	70,850

Investment Abbreviations:

ADR-American Depositary Receipt

ETF-Exchange-Traded Fund

	Shares	Value
United States-(continued)
PayPal Holdings, Inc.(b)	1,126	$76,478
Riot Platforms, Inc.(b)(c)	27,645	279,491
Robinhood Markets, Inc., Class A(b)(c)	3,903	64,360
SoFi Technologies, Inc.(b)(c)	9,702	65,780
Stronghold Digital Mining, Inc., Class A(b)(c)	79,512	248,873
Terawulf, Inc.(b)	125,954	273,320
Tesla, Inc.(b)	427	78,261
Visa, Inc., Class A	271	72,793

		3,988,790

Total Common Stocks & Other Equity Interests (Cost $6,010,111)		6,799,922

Exchange-Traded Funds-8.43%
United States-8.43%
Bitwise Bitcoin ETF(b)	1,341	43,167
Fidelity Wise Origin Bitcoin Fund(b)	3,914	202,275
ARK 21Shares Bitcoin ETF(b)	1,054	62,270
Ishares Bitcoin Trust(b)	10,482	351,881

Total Exchange-Traded Funds (Cost $719,944)		659,593

Private Fund-5.57%
United States-5.57%
Grayscale Bitcoin Trust BTC(b) (Cost $91,778)	8,307	436,201

Money Market Funds-8.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $691,049)	691,049	691,049

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.75% (Cost $7,512,882)		8,586,765

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.33%
Invesco Private Government Fund, 5.29%(e)(f)(g)	614,506	614,506
Invesco Private Prime Fund, 5.46%(e)(f)(g)	1,601,188	1,601,668

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,216,250)		2,216,174

TOTAL INVESTMENTS IN SECURITIES-138.08% (Cost $9,729,132)		10,802,939
OTHER ASSETS LESS LIABILITIES-(38.08)%		(2,979,375)

NET ASSETS-100.00%		$7,823,564

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Invesco Alerian Galaxy Crypto Economy ETF (SATO)–(continued)

April 30, 2024

(Unaudited)

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,055,947	$(364,898)	$-	$-	$691,049	$1,113

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	449,463	5,846,713	(5,681,670)	-	-	614,506	16,351	*

Invesco Private Prime Fund	979,154	8,640,122	(8,017,581)	(109)	82	1,601,668	44,992	*

Total	$1,428,617	$15,542,782	$(14,064,149)	$(109)	$82	$2,907,223	$62,456

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Information Technology	62.23

Financials	19.03

Exchange-Traded Funds	8.43

Investment Companies	5.57

Sector Types Each Less Than 3%	5.66

Money Market Funds Plus Other Assets Less Liabilities	(0.92)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Assets and Liabilities

April 30, 2024

(Unaudited)

	Invesco
	Alerian Galaxy	Invesco
	Blockchain Users	Alerian Galaxy
	and Decentralized	Crypto Economy
	Commerce ETF (BLKC)	ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$2,728,743	$7,895,716
Affiliated investments in securities, at value	788,775	2,907,223
Foreign currencies, at value	3,714	50,179
Receivable for:
Dividends	1,309	1,101
Securities lending	2,814	15,379
Foreign tax reclaims	255	-

Total assets	3,525,610	10,869,598

Liabilities:
Due to custodian	248,909	730,025
Payable for:
Investments purchased	28,000	95,583
Collateral upon return of securities loaned	542,103	2,216,250
Accrued unitary management fees	1,398	4,176

Total liabilities	820,410	3,046,034

Net Assets	$2,705,200	$7,823,564

Net assets consist of:
Shares of beneficial interest	$3,536,923	$12,317,921
Distributable earnings (loss)	(831,723)	(4,494,357)

Net Assets	$2,705,200	$7,823,564

Shares outstanding (unlimited amount authorized, $0.01 par value)	150,001	650,001
Net asset value	$18.03	$12.04

Market price	$17.97	$11.96

Unaffiliated investments in securities, at cost	$2,380,791	$6,821,833

Affiliated investments in securities, at cost	$788,795	$2,907,299

Foreign currencies, at cost	$3,758	$50,723

(a) Includes securities on loan with an aggregate value of:	$481,315	$1,983,433

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Consolidated Statements of Operations

For the six months ended April 30, 2024

(Unaudited)

	Invesco
	Alerian Galaxy	Invesco
	Blockchain Users	Alerian Galaxy
	and Decentralized	Crypto Economy
	Commerce ETF (BLKC)	ETF (SATO)
Investment income:
Unaffiliated dividend income	$15,637	$6,830
Affiliated dividend income	379	1,113
Securities lending income, net	23,375	110,384
Foreign withholding tax	(817)	(905)

Total investment income	38,574	117,422

Expenses:
Unitary management fees	9,955	22,661
Tax expenses	-	147

Total expenses	9,955	22,808

Less: Waivers	(6)	(18)

Net expenses	9,949	22,790

Net investment income	28,625	94,632

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	815,184	1,853,318
Affiliated investment securities	147	82
In-kind redemptions	285,070	-
Foreign currencies	(46)	(300)

Net realized gain	1,100,355	1,853,100

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	58,147	380,232
Affiliated investment securities	(20)	(109)
Foreign currencies	(55)	(566)

Change in net unrealized appreciation	58,072	379,557

Net realized and unrealized gain	1,158,427	2,232,657

Net increase in net assets resulting from operations	$1,187,052	$2,327,289

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Statements of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco
	Alerian Galaxy		Invesco
	Blockchain Users		Alerian Galaxy
	and Decentralized		Crypto Economy
	Commerce ETF (BLKC)		ETF (SATO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$28,625	$40,665	$94,632	$67,108
Net realized gain (loss)	1,100,355	(776,033)	1,853,100	(2,058,417)
Change in net unrealized appreciation	58,072	1,420,454	379,557	2,946,533

Net increase in net assets resulting from operations	1,187,052	685,086	2,327,289	955,224

Distributions to Shareholders from:
Distributable earnings	(59,093)	(61,014)	(194,435)	(102,622)

Shareholder Transactions:
Proceeds from shares sold	-	-	1,335,144	734,887
Value of shares repurchased	(1,012,688)	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(1,012,688)	-	1,335,144	734,887

Net increase in net assets	115,271	624,072	3,467,998	1,587,489

Net assets:
Beginning of period	2,589,929	1,965,857	4,355,566	2,768,077

End of period	$2,705,200	$2,589,929	$7,823,564	$4,355,566

Changes in Shares Outstanding:
Shares sold	-	-	100,000	100,000
Shares repurchased	(50,000)	-	-	-
Shares outstanding, beginning of period	200,001	200,001	550,001	450,001

Shares outstanding, end of period	150,001	200,001	650,001	550,001

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Consolidated Financial Highlights

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

					For the Period
	Six Months Ended				October 5, 2021(a)
	April 30,				Through
	2024		Years Ended October 31,		October 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$12.95		$9.83	$27.93	$25.00

Net investment income(b)	0.15		0.20	0.33	0.01
Net realized and unrealized gain (loss) on investments	5.23		3.23	(18.02)	2.92

Total from investment operations	5.38		3.43	(17.69)	2.93

Distributions to shareholders from:
Net investment income	(0.30)		(0.31)	(0.41)	-

Net asset value at end of period	$18.03		$12.95	$9.83	$27.93

Market price at end of period(c)	$17.97		$12.94	$9.82	$27.73

Net Asset Value Total Return(d)	41.52%		35.88%	(63.88)%	11.72	%(e)
Market Price Total Return(d)	41.16%		35.92%	(63.66)%	10.92	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,705		$2,590	$1,966	$5,586
Ratio to average net assets of:
Expenses	0.60	%(f)	0.60%	0.61%	0.60	%(f)
Net investment income	1.73	%(f)	1.78%	1.94%	0.27	%(f)
Portfolio turnover rate(g)	56%		90%	124%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

12

Consolidated Financial Highlights–(continued)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

					For the Period
	Six Months Ended				October 5, 2021(a)
	April 30,				Through
	2024		Years Ended October 31,		October 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$7.92		$6.15	$29.41	$25.00

Net investment income (loss)(b)	0.15		0.14	0.36	(0.01)
Net realized and unrealized gain (loss) on investments	4.30		1.85	(23.23)	4.42

Total from investment operations	4.45		1.99	(22.87)	4.41

Distributions to shareholders from:
Net investment income	(0.33)		(0.22)	(0.36)	-
Net realized gains.	-		-	(0.03)	-

Total distributions	(0.33)		(0.22)	(0.39)	-

Net asset value at end of period	$12.04		$7.92	$6.15	$29.41

Market price at end of period(c)	$11.96		$7.96	$6.14	$29.09

Net Asset Value Total Return(d)	55.91%		34.34%	(78.47)%	17.64	%(e)
Market Price Total Return(d)	54.08%		35.23%	(78.27)%	16.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,824		$4,356	$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60	%(f)	0.60%	0.61%	0.60	%(f)
Net investment income (loss)	2.51	%(f)	1.93%	2.57%	(0.60	)%(f)
Portfolio turnover rate(g)	81%		131%	149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

13

Notes to Consolidated Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a “Subsidiary”) organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	“Alerian Galaxy Blockchain Users and Decentralized Commerce ETF”	Invesco GBE Cayman Ltd.

Invesco Alerian Galaxy Crypto Economy ETF (SATO)	“Alerian Galaxy Crypto Economy ETF”	Invesco GCE Cayman Ltd.

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index

Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index

Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

14

prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

15

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several

16

factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the

17

collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Consolidated Statements of Operations, were incurred by each Fund as listed below:

Amount

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,657

Alerian Galaxy Crypto Economy ETF	8,136

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.	Other Risks

ADR and GDR Risk. The Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption

18

orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.

Furthermore, companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.

Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.

Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security

19

breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.

Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.

Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.

There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline

20

significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not

21

to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Sampling Risk. A Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%

Alerian Galaxy Crypto Economy ETF	0.60%

Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

22

(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2024, the Adviser waived fees for each Fund in the following amounts:

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$6

Alerian Galaxy Crypto Economy ETF	18

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with VettaFi, LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,891

Alerian Galaxy Crypto Economy ETF	14,220

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,360,659	$-	$-	$2,360,659

Exchange-Traded Funds	221,581	-	-	221,581

Private Fund	146,503	-	-	146,503

Money Market Funds	246,692	542,083	-	788,775

Total Investments	$2,975,435	$542,083	$-	$3,517,518

23

	Level 1	Level 2	Level 3	Total

Alerian Galaxy Crypto Economy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$6,799,922	$-	$-	$6,799,922

Exchange-Traded Funds	659,593	-	-	659,593

Private Fund	436,201	-	-	436,201

Money Market Funds	691,049	2,216,174	-	2,907,223

Total Investments	$8,586,765	$2,216,174	$-	$10,802,939

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,517,386	$394,761	$1,912,147

Alerian Galaxy Crypto Economy ETF	5,160,155	1,004,675	6,164,830

NOTE 6–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,800,911	$2,027,124

Alerian Galaxy Crypto Economy ETF	6,134,177	6,007,177

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$-	$812,534

Alerian Galaxy Crypto Economy ETF	1,108,987	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$567,028	$(587,979)	$(20,951)	$3,538,469

Alerian Galaxy Crypto Economy ETF	2,012,426	(2,196,565)	(184,139)	10,987,078

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

24

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

 To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

 Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

 Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

25

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2023	April 30, 2024	Six-Month Period	Six-Month Period(1)

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

Actual	$1,000.00	$1,415.20	0.60%	$3.60

Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60	3.02

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

Actual	1,000.00	1,559.10	0.60	3.82

Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60	3.02

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

26

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco MSCI USA ETFInvesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF

Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Metaverse ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF

Invesco Preferred ETF

Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Short Term Treasury ETF

Invesco Taxable Municipal Bond ETF

Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

27

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;

●	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

28

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●

0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●

0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;

●

0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;

●	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and

●	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

29

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median

Invesco 0-5 Yr US TIPS ETF	X		X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco Dorsey Wright Developed Markets Momentum ETF			X

Invesco Dorsey Wright Emerging Markets Momentum ETF			X

Invesco Dorsey Wright SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco Equal Weight 0-30 Year Treasury ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco Floating Rate Municipal Income ETF		N/A	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X

Invesco FTSE RAFI Emerging Markets ETF			X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF		X	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF	X	N/A	X

Invesco MSCI USA ETF	X	X	X

Invesco NASDAQ 100 ETF	X		X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Future Gen 200 ETF	X		X

Invesco NASDAQ Metaverse ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X	X	X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X		X

30

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500® Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF			X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF			X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF			X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	N/A	N/A	X

Invesco Short Term Treasury ETF	X		X

Invesco Taxable Municipal Bond ETF		X	X

Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

31

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

32

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. No single factor was determinative in the Board’s analysis.

33

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-11	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2024
PBTP	Invesco 0-5 Yr US TIPS ETF

PCY	Invesco Emerging Markets Sovereign Debt ETF

PGHY	Invesco Global ex-US High Yield Corporate Bond ETF

PICB	Invesco International Corporate Bond ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco 0-5 Yr US TIPS ETF (PBTP)

April 30, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.82%
U.S. Treasury Inflation – Indexed Bonds-19.95%(a)
2.38%, 01/15/2025	$2,257,105	$2,253,649
2.00%, 01/15/2026	1,524,911	1,509,923
2.38%, 01/15/2027	1,233,980	1,231,595
1.75%, 01/15/2028	1,134,372	1,110,028
3.63%, 04/15/2028	1,571,358	1,645,281
2.50%, 01/15/2029	1,002,529	1,012,724
3.88%, 04/15/2029	1,798,819	1,932,227

		10,695,427

U.S. Treasury Inflation – Indexed Notes-79.87%(a)
0.13%, 07/15/2024	2,626,145	2,628,538
0.13%, 10/15/2024	2,078,957	2,069,380
0.25%, 01/15/2025	2,631,406	2,587,344
0.13%, 04/15/2025	2,086,248	2,032,844
0.38%, 07/15/2025	2,627,931	2,567,363
0.13%, 10/15/2025	1,999,951	1,936,907
0.63%, 01/15/2026	2,708,685	2,619,580
0.13%, 04/15/2026	2,305,581	2,197,909
0.13%, 07/15/2026	2,329,187	2,220,023
0.13%, 10/15/2026	2,130,934	2,019,093
0.38%, 01/15/2027	2,418,796	2,288,310
0.13%, 04/15/2027	2,118,405	1,978,368

	Principal Amount	Value
U.S. Treasury Inflation – Indexed Notes-(continued)
0.38%, 07/15/2027	$2,291,744	$2,158,568
1.63%, 10/15/2027	2,048,981	2,005,589
0.50%, 01/15/2028	2,389,597	2,232,672
1.25%, 04/15/2028	2,020,347	1,934,983
0.75%, 07/15/2028	2,216,403	2,086,126
2.38%, 10/15/2028	2,087,920	2,100,453
0.88%, 01/15/2029	2,173,855	2,039,035
2.13%, 04/15/2029	1,133,718	1,125,549

		42,828,634

Total U.S. Treasury Securities (Cost $55,898,451)		53,524,061

	Shares

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c) (Cost $97,585)	97,585	97,585

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $55,996,036)		53,621,646
OTHER ASSETS LESS LIABILITIES-(0.00)%		(542)

NET ASSETS-100.00%		$53,621,104

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$96,987	$762,676	$(762,078)	$-	$-	$97,585	$1,190

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

Duration Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Maturing in 0-5 Years	99.82
Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.26%

Angola-3.26%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$17,123,000	$15,531,366
9.38%, 05/08/2048(a)	18,652,000	15,911,369
9.13%, 11/26/2049(a)	18,713,000	15,622,922

		47,065,657

Bahrain-3.11%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	18,558,000	14,812,253
7.50%, 09/20/2047(a)	16,024,000	14,862,260
6.25%, 01/25/2051(a)(b)	18,934,000	15,225,341

		44,899,854

Brazil-3.08%
Brazilian Government International Bond
5.63%, 02/21/2047	18,332,000	14,963,237
4.75%, 01/14/2050	20,768,000	14,688,975
7.13%, 05/13/2054	15,498,000	14,834,620

		44,486,832

Chile-3.05%
Chile Government International Bond
4.34%, 03/07/2042(b)	17,540,000	14,627,964
4.00%, 01/31/2052(b)	19,663,000	14,628,201
5.33%, 01/05/2054	16,218,615	14,756,255

		44,012,420

China-3.02%
China Government International Bond
4.00%, 10/19/2048(a)(b)	17,097,000	14,814,680
2.25%, 10/21/2050(a)(b)	23,977,000	14,376,158
2.50%, 10/26/2051(a)(b)	22,860,000	14,427,452

		43,618,290

Colombia-3.09%
Colombia Government International Bond
6.13%, 01/18/2041	18,091,000	14,898,272
5.63%, 02/26/2044	19,919,000	15,026,157
8.75%, 11/14/2053	14,228,000	14,713,621

		44,638,050

Costa Rica-3.12%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	16,977,000	15,007,691
7.00%, 04/04/2044(a)	14,741,000	15,005,884
7.16%, 03/12/2045(a)(b)	14,564,000	15,059,342

		45,072,917

Dominican Republic-3.10%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	14,488,000	14,789,429
6.85%, 01/27/2045(a)	15,705,000	14,978,948
6.50%, 02/15/2048(a)	16,342,000	14,986,002

		44,754,379

Egypt-3.14%
Egypt Government International Bond
6.59%, 02/21/2028(a)	17,302,000	15,606,317

	Principal Amount	Value

Egypt-(continued)
7.60%, 03/01/2029(a)	$16,556,000	$14,939,141
8.88%, 05/29/2050(a)	18,690,000	14,745,943

		45,291,401

El Salvador-3.09%
El Salvador Government International Bond
8.63%, 02/28/2029(a)	17,852,000	15,722,061
8.25%, 04/10/2032(a)	17,998,000	14,482,973
9.50%, 07/15/2052(a)	18,241,000	14,455,315

		44,660,349

Guatemala-3.06%
Guatemala Government Bond
7.05%, 10/04/2032(a)	14,420,000	14,746,253
3.70%, 10/07/2033(a)	18,708,000	14,885,750
4.65%, 10/07/2041(a)	19,001,000	14,466,886

		44,098,889

Hungary-3.05%
Hungary Government International Bond
7.63%, 03/29/2041	13,233,000	14,722,374
3.13%, 09/21/2051(a)	24,387,000	14,553,552
6.75%, 09/25/2052(a)	14,303,000	14,735,380

		44,011,306

Indonesia-3.03%
Indonesia Government International Bond
6.75%, 01/15/2044(a)	13,341,000	14,955,281
4.45%, 04/15/2070	18,308,000	14,463,903
3.35%, 03/12/2071	23,206,000	14,319,255

		43,738,439

Jordan-3.16%
Jordan Government International Bond
7.50%, 01/13/2029(a)	15,585,000	15,396,344
5.85%, 07/07/2030(a)	16,924,000	15,238,031
7.38%, 10/10/2047(a)	17,461,000	14,937,274

		45,571,649

Kazakhstan-3.16%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)(b)	24,390,000	22,609,530
6.50%, 07/21/2045(a)	20,903,000	22,932,681

		45,542,211

Kenya-3.32%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	25,160,000	23,759,141
8.25%, 02/28/2048(a)	28,583,000	24,142,917

		47,902,058

Kuwait-1.57%
Kuwait International Government Bond,
3.50%, 03/20/2027(a)	23,711,000	22,630,964

Mexico-3.02%
Mexico Government International Bond
6.34%, 05/04/2053	15,681,000	14,626,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Mexico-(continued)
3.75%, 04/19/2071	$24,194,000	$14,421,121
5.75%, 10/12/2110	17,599,000	14,587,786

		43,635,065

Morocco-3.11%
Morocco Government International Bond
6.50%, 09/08/2033(a)	14,722,000	14,765,489
5.50%, 12/11/2042(a)	17,627,000	15,058,041
4.00%, 12/15/2050(a)	22,720,000	14,986,839

		44,810,369

Nigeria-3.12%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	19,189,000	15,179,075
7.63%, 11/28/2047(a)	19,566,000	14,589,486
9.25%, 01/21/2049(a)(b)	17,039,000	15,200,355

		44,968,916

Oman-3.16%
Oman Government International Bond
6.50%, 03/08/2047(a)	15,351,000	14,953,041
6.75%, 01/17/2048(a)	15,405,000	15,280,681
7.00%, 01/25/2051(a)	14,970,000	15,315,807

		45,549,529

Pakistan-3.51%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	19,735,000	16,994,795
7.38%, 04/08/2031(a)	20,959,000	16,685,020
8.88%, 04/08/2051(a)	22,080,000	16,944,479

		50,624,294

Panama-3.21%
Panama Government International Bond
3.30%, 01/19/2033(b)	20,535,000	15,365,163
6.40%, 02/14/2035	16,845,000	15,499,160
6.88%, 01/31/2036	16,450,000	15,531,715

		46,396,038

Peru-2.98%
Peruvian Government International Bond
5.63%, 11/18/2050	15,455,000	14,398,342
3.55%, 03/10/2051(b)	21,144,000	14,222,511
3.60%, 01/15/2072	23,554,000	14,403,271

		43,024,124

Philippines-3.04%
Philippine Government International Bond
3.20%, 07/06/2046	21,604,000	14,709,059
4.20%, 03/29/2047	18,190,000	14,493,676
5.95%, 10/13/2047(b)	14,349,000	14,598,971

		43,801,706

Qatar-3.06%
Qatar Government International Bond
4.63%, 06/02/2046(a)	16,899,000	14,754,601
5.10%, 04/23/2048(a)	15,921,000	14,741,334
4.82%, 03/14/2049(a)	16,496,000	14,620,603

		44,116,538

	Principal Amount	Value
Romania-3.14%
Romanian Government International Bond
5.13%, 06/15/2048(a)	$18,522,000	$15,120,472
4.00%, 02/14/2051(a)	22,406,000	15,039,019
7.63%, 01/17/2053(a)	14,162,000	15,146,967

		45,306,458

Saudi Arabia-3.08%
Saudi Government International Bond
5.00%, 04/17/2049(a)	17,168,000	14,875,901
5.75%, 01/16/2054(a)	15,960,000	14,962,500
3.45%, 02/02/2061(a)	23,685,000	14,679,489

		44,517,890

South Africa-3.06%
Republic of South Africa Government
International Bond
6.30%, 06/22/2048	19,323,000	14,877,937
5.75%, 09/30/2049	20,618,000	14,631,358
7.30%, 04/20/2052	17,267,000	14,630,674

		44,139,969

Turkey-3.14%
Turkey Government International Bond 6.88%, 03/17/2036	16,148,000	15,007,386
6.63%, 02/17/2045	18,194,000	15,256,651
Turkiye Government International Bond, 5.75%, 05/11/2047	20,223,000	15,018,611

		45,282,648

United Arab Emirates-3.12%
Finance Department Government of Sharjah
3.63%, 03/10/2033(a)	18,296,000	15,070,232
4.00%, 07/28/2050(a)	24,344,000	15,183,109
4.38%, 03/10/2051(a)	22,150,000	14,821,540

		45,074,881

Uzbekistan-3.10%
Republic of Uzbekistan International Bond
5.38%, 02/20/2029(a)(b)	16,520,000	15,170,646
3.70%, 11/25/2030(a)(b)	18,355,000	14,894,624
3.90%, 10/19/2031(a)	18,420,000	14,726,698

		44,791,968

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,644,853,616)		1,418,036,058

	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $5,058,421)	5,058,421	5,058,421

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $1,649,912,037)		1,423,094,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.01%
Invesco Private Government Fund, 5.29%(c)(d)(e)	16,207,954	$16,207,954
Invesco Private Prime Fund, 5.46%(c)(d)(e)	41,676,007	41,688,510

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,902,894)		57,896,464

TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $1,707,814,931)		1,480,990,943

OTHER ASSETS LESS LIABILITIES-(2.62)%		(37,843,948)

NET ASSETS-100.00%		$1,443,146,995

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $975,113,674, which represented 67.57% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	$3,890,597	$61,325,148	$(60,157,324)	$ -	$-	$5,058,421	$122,556

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,584,874	62,609,631	(61,986,551)	-	-	16,207,954	272,862	*
Invesco Private Prime Fund	40,084,270	121,146,201	(119,545,778)	(7,253)	11,070	41,688,510	740,554	*

Total	$59,559,741	$245,080,980	$(241,689,653)	$(7,253)	$11,070	$62,954,885	$1,135,972

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2024
Pakistan	3.51
Kenya	3.32
Angola	3.26
Panama	3.21
Jordan	3.16
Oman	3.16
Kazakhstan	3.16
Romania	3.14
Egypt	3.14
Turkey	3.14
United Arab Emirates	3.12
Costa Rica	3.12
Nigeria	3.12
Bahrain	3.11
Morocco	3.11
Uzbekistan	3.10
Dominican Republic	3.10
El Salvador	3.09
Colombia	3.09
Saudi Arabia	3.08
Brazil	3.08
South Africa	3.06
Qatar	3.06
Guatemala	3.06
Chile	3.05
Hungary	3.05
Philippines	3.04
Indonesia	3.03
Mexico	3.02
China	3.02
Peru	2.98
Kuwait	1.57
Money Market Funds Plus Other Assets Less Liabilities	1.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)

April 30, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.70%
Argentina-1.45%
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	$120,000	$93,126
Pampa Energia S.A., 7.50%, 01/24/2027(a)	140,000	133,349
Provincia de Cordoba, 6.88%, 12/10/2025(a)(b)	147	135
YPF S.A. 8.50%, 07/28/2025(a)	433,000	422,005
9.00%, 02/12/2026(a)	218,961	220,820
6.95%, 07/21/2027(a)	260,000	235,961
9.00%, 06/30/2029(a)	285,942	283,159
9.50%, 01/17/2031(a)	270,000	273,126
7.00%, 09/30/2033(a)	160,000	139,463
7.00%, 12/15/2047(a)	205,000	149,273

		1,950,417

Australia-1.47%
FMG Resources (August 2006) Pty. Ltd. 4.50%, 09/15/2027(a)	232,000	219,022
5.88%, 04/15/2030(a)	269,000	258,849
4.38%, 04/01/2031(a)	552,000	486,567
6.13%, 04/15/2032(a)	311,000	301,819
Mineral Resources Ltd. 8.13%, 05/01/2027(a)	210,000	212,398
8.00%, 11/01/2027(a)	243,000	246,360
8.50%, 05/01/2030(a)	250,000	256,405

		1,981,420

Austria-0.17%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	234,449

Azerbaijan-0.11%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	140,000	141,700

Bahrain-0.33%
BBK BSC, 5.50%, 07/09/2024(a)	220,000	219,557
GFH Sukuk Ltd., 7.50%, 01/28/2025(a)	220,000	220,676

		440,233

Belgium-0.28%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	376,900

Brazil-13.42%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	210,421
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	261,819	250,839
Adecoagro S.A., 6.00%, 09/21/2027(a)	70,000	67,783
Aegea Finance S.a.r.l. 6.75%, 05/20/2029(a)	220,000	212,990
9.00%, 01/20/2031(a)	200,000	209,664
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	340,000	320,842
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	450,000	445,755
Azul Secured Finance LLP 11.93%, 08/28/2028(a)	200,000	198,828
10.88%, 05/28/2030(a)	85,000	69,244

	Principal Amount	Value
Brazil-(continued)
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	$290,000	$249,393
Banco Bradesco S.A.
3.20%, 01/27/2025(a)	160,000	156,263
4.38%, 03/18/2027(a)	220,000	211,446
Banco BTG Pactual S.A.
4.50%, 01/10/2025(a)	250,000	246,652
2.75%, 01/11/2026(a)	220,000	207,348
Banco do Brasil S.A.
4.63%, 01/15/2025(a)	250,000	247,425
3.25%, 09/30/2026(a)	340,000	320,241
4.88%, 01/11/2029(a)	220,000	206,297
6.25%, 04/18/2030(a)	340,000	337,893
Banco Votorantim S.A., 4.38%, 07/29/2025(a)	240,000	233,048
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	179,002
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	402,135
4.50%, 01/31/2030(a)	540,000	455,690
8.50%, 01/12/2031(a)	300,000	305,151
7.25%, 02/13/2033(a)	360,000	341,537
5.88%, 01/31/2050(a)	270,000	202,283
8.50%, 01/23/2081(a)(c)(d)	270,000	264,930
BRF S.A.
4.88%, 01/24/2030(a)	260,000	229,178
5.75%, 09/21/2050(a)	300,000	227,144
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	50,559	50,724
Centrais Eletricas Brasileiras S.A.
3.63%, 02/04/2025(a)	220,000	215,302
4.63%, 02/04/2030(a)	340,000	305,406
Cosan (Luxembourg) S.A.
5.50%, 09/20/2029(a)	340,000	319,818
7.50%, 06/27/2030(a)	250,000	253,428
7.25%, 06/27/2031(a)	200,000	200,794
CSN Inova Ventures, 6.75%, 01/28/2028(a)	380,000	364,061
CSN Resources S.A.
8.88%, 12/05/2030(a)	200,000	200,628
4.63%, 06/10/2031(a)	180,000	141,673
5.88%, 04/08/2032(a)	220,000	183,993
Embraer Netherlands Finance B.V.
5.40%, 02/01/2027	178,000	174,883
7.00%, 07/28/2030(a)	200,000	204,799
FS (Luxembourg) S.a.r.l., 8.88%,
02/12/2031(a)	200,000	190,511
Globo Comunicacao e Participacoes S.A.,
4.88%, 01/22/2030(a)	235,000	205,157
Itau Unibanco Holding S.A., 3.25%,
01/24/2025(a)	100,000	97,775
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	321,845
3.20%, 01/12/2031(a)	220,000	179,913
7.00%, 04/03/2049(a)	110,000	107,239
MARB BondCo PLC, 3.95%, 01/29/2031(a)	360,000	290,004
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	608,481	527,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Brazil-(continued)
MercadoLibre, Inc., 3.13%, 01/14/2031	$290,000	$238,081
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	370,000	301,264
8.88%, 09/13/2033(a)	340,000	348,813
MV24 Capital B.V., 6.75%, 06/01/2034(a)	233,844	215,277
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	198,926
Petrobras Global Finance B.V. 5.30%, 01/27/2025	97,000	96,350
7.38%, 01/17/2027	185,000	190,471
6.00%, 01/27/2028	298,000	297,648
5.09%, 01/15/2030	150,000	140,734
5.60%, 01/03/2031(c)	277,000	262,511
6.50%, 07/03/2033(c)	250,000	246,834
6.88%, 01/20/2040	183,000	176,581
6.75%, 01/27/2041	133,000	126,792
7.25%, 03/17/2044	196,000	192,528
6.90%, 03/19/2049	153,000	141,980
5.50%, 06/10/2051	181,000	138,841
6.85%, 06/05/2115(c)	350,000	304,258
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	206,923
4.50%, 01/22/2030(a)	340,000	299,076
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	209,304
4.20%, 01/18/2032(a)	200,000	165,869
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(e)	1,250,000	1,141,671
Simpar Europe S.A., 5.20%, 01/26/2031(a)	280,000	224,090
StoneCo Ltd., 3.95%, 06/16/2028(a)	220,000	188,987
Usiminas International S.a.r.l., 5.88%, 07/18/2026(a)	340,000	334,391
XP, Inc., 3.25%, 07/01/2026(a)	140,000	130,227

		18,063,375

Burkina Faso-0.15%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	207,350

Canada-10.55%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/2025(a)	195,000	194,281
3.88%, 01/15/2028(a)	598,000	552,546
4.38%, 01/15/2028(a)	287,000	267,485
3.50%, 02/15/2029(a)	287,000	256,765
4.00%, 10/15/2030(a)	1,112,000	961,027
Air Canada, 3.88%, 08/15/2026(a)	463,000	439,657
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(d)	292,000	253,541
Baffinland Iron Mines Corp./Baffinland Iron
Mines L.P., 8.75%, 07/15/2026(a)	220,000	202,513
Baytex Energy Corp., 8.50%, 04/30/2030(a)	275,000	287,265
Bombardier, Inc.
7.13%, 06/15/2026(a)	463,000	468,229
7.88%, 04/15/2027(a)	404,000	404,302
6.00%, 02/15/2028(a)	292,000	284,889
7.50%, 02/01/2029(a)	287,000	293,833
8.75%, 11/15/2030(a)	300,000	319,541
7.45%, 05/01/2034(a)	130,000	147,225

	Principal Amount	Value
Canada-(continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	$240,000	$230,982
4.88%, 02/15/2030(a)	190,000	164,617
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(c)(d)	420,000	416,786
Enerflex Ltd., 9.00%, 10/15/2027(a)	240,000	245,986
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	207,991
9.50%, 11/01/2027(a)	234,000	233,597
6.00%, 06/01/2029(a)	200,000	177,011
6.00%, 06/01/2029(a)	196,000	173,302
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	182,000	176,225
6.13%, 04/01/2029(a)(c)	182,000	178,344
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	256,117
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	276,000	283,912
Kronos Acquisition Holdings, Inc/KIK Custom Products, Inc., 7.00%, 12/31/2027(a)	199,000	192,693
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	181,832
4.63%, 03/01/2030(a)	230,000	206,200
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	224,384
Methanex Corp.
5.13%, 10/15/2027	229,000	220,474
5.25%, 12/15/2029(c)	265,000	251,437
Northriver Midstream Finance L.P., 5.63%, 02/15/2026(a)	200,000	195,973
NOVA Chemicals Corp.
5.00%, 05/01/2025(a)	198,000	194,618
5.25%, 06/01/2027(a)	407,000	383,339
4.25%, 05/15/2029(a)	220,000	184,414
9.00%, 02/15/2030(a)	225,000	232,121
Open Text Corp.
3.88%, 02/15/2028(a)(c)	342,000	312,487
3.88%, 12/01/2029(a)	331,000	290,038
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)(c)	342,000	300,787
4.13%, 12/01/2031(a)	253,000	217,031
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	185,950
4.50%, 10/01/2029(a)	309,000	280,267
4.63%, 05/01/2030(a)	309,000	279,544
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028(a)	210,000	212,248
7.75%, 03/15/2031(a)	308,000	319,819
Rogers Communications, Inc., 5.25%, 03/15/2082(a)(d)	252,000	239,878
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	193,295
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	208,241
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	92,107
Videotron Ltd. 5.38%, 06/15/2024(a)	182,000	181,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Canada-(continued)
5.13%, 04/15/2027(a)	$182,000	$176,302
3.63%, 06/15/2029(a)	195,000	173,499

		14,208,655

Cayman Islands-0.53%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(e)	749,209	708,296

Chile-0.55%
AES Andes S.A., 7.13%, 03/26/2079(a)(d)	230,000	227,625
Agrosuper S.A., 4.60%, 01/20/2032(a)	70,000	58,999
Falabella S.A., 3.38%, 01/15/2032(a)	240,000	183,309
LATAM Airlines Group S.A., 13.38%, 10/15/2029(a)	230,000	264,468

		734,401

China-4.35%
Bank of Communications Co. Ltd., 3.80%(a)(d)(f)	850,000	823,944
China Hongqiao Group Ltd., 6.25%, 06/08/2024(a)	220,000	219,748
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)	120,000	113,256
Fortune Star (BVI) Ltd.
6.85%, 07/02/2024(a)(c)	270,000	268,379
5.95%, 10/19/2025(a)	310,000	290,326
5.00%, 05/18/2026(a)	220,000	196,272
5.05%, 01/27/2027(a)	220,000	187,704
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	137,430
6.00%(a)(d)(f)	220,000	186,402
Fuqing Investment Management Ltd., 3.25%, 06/23/2025(a)	200,000	178,498
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/2027(a)	300,000	273,468
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(f)	2,082,000	1,966,267
Longfor Group Holdings Ltd.
4.50%, 01/16/2028(a)	200,000	134,199
3.95%, 09/16/2029(a)	300,000	180,770
RKPF Overseas 2020 (A) Ltd.
5.20%, 01/12/2026(a)	200,000	41,184
5.13%, 07/26/2026(a)	225,000	41,690
West China Cement Ltd., 4.95%, 07/08/2026(a)	270,000	220,327
Yankuang Group (Cayman) Ltd., 2.90%, 11/30/2024(a)	220,000	216,104
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	177,704

		5,853,672

Colombia-4.10%
ABRA Global Finance, 5.50% PIK Rate, 6.00% Cash Rate, 03/02/2028(a)(e)	352,817	319,663
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	270,000	209,063
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	481,427
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	103,747
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/2030(a)	220,000	155,652

	Principal Amount	Value
Colombia-(continued)
Ecopetrol S.A.
5.38%, 06/26/2026	$355,000	$346,357
8.63%, 01/19/2029	289,000	300,844
6.88%, 04/29/2030(c)	370,000	353,202
4.63%, 11/02/2031	260,000	210,111
8.88%, 01/13/2033(c)	410,000	419,892
8.38%, 01/19/2036	350,000	340,470
7.38%, 09/18/2043	208,000	183,320
5.88%, 05/28/2045	420,000	298,214
5.88%, 11/02/2051	130,000	88,148
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	250,000	213,375
4.38%, 02/15/2031(a)	260,000	211,874
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	320,000	261,928
GeoPark Ltd., 5.50%, 01/17/2027(a)	220,000	197,912
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	200,000	188,349
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	250,000	208,066
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	200,000	194,965
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	233,979

		5,520,558

Costa Rica-0.14%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	192,280

Czech Republic-0.24%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(c)	310,000	317,359

Finland-0.18%
Amer Sports Co., 6.75%, 02/16/2031(a)	250,000	246,409

France-2.42%
Altice France S.A.
8.13%, 02/01/2027(a)	560,000	422,132
5.50%, 01/15/2028(a)	480,000	326,419
5.13%, 07/15/2029(a)(c)	900,000	588,848
5.50%, 10/15/2029(a)	670,000	439,366
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	223,236
CGG S.A., 8.75%, 04/01/2027(a)	220,000	205,445
Electricite de France S.A., 9.13%(a)(d)(f)	470,000	511,526
Iliad Holding S.A.S.U.
6.50%, 10/15/2026(a)	340,000	338,669
7.00%, 10/15/2028(a)	200,000	195,723

		3,251,364

Georgia-0.15%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	199,453

Germany-1.47%
Cerdia Finanz GmbH, 10.50%, 06/01/2024(a)(g)	273,000	283,062
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	220,000	207,033
Mercer International, Inc., 5.13%, 02/01/2029(c)	330,000	288,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Germany-(continued)
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	$680,000	$651,202
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	306,000	301,428
6.88%, 04/14/2028(a)	120,000	120,929
7.13%, 04/14/2030(a)	120,000	122,593

		1,974,814

Ghana-0.59%
Kosmos Energy Ltd., 7.13%, 04/04/2026(a)(c)	290,000	281,070
Tullow Oil PLC, 10.25%, 05/15/2026(a)	520,000	507,026

		788,096

Guatemala-0.61%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	379,000	354,222
CT Trust, 5.13%, 02/03/2032(a)	200,000	173,919
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	310,000	297,048

		825,189

Hong Kong-2.60%
Bank of Communications (Hong Kong) Ltd., 3.73%(a)(d)(f)	250,000	245,437
Bank of East Asia Ltd. (The)
5.83%(a)(d)(f)	290,000	279,125
5.88%(a)(d)(f)	290,000	286,094
CAS Capital No. 1 Ltd., 4.00%(a)(d)(f)	340,000	308,618
China CITIC Bank International Ltd.
3.25%(a)(d)(f)	270,000	254,483
4.80%(a)(d)(f)	270,000	262,932
FWD Group Holdings Ltd., 5.75%, 07/09/2024(a)	200,000	199,148
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	243,678
5.25%, 04/26/2026(a)	220,000	211,317
5.63%, 07/17/2027(a)	270,000	255,545
5.75%, 07/21/2028(a)	180,000	167,071
5.38%, 12/04/2029(a)	320,000	285,460
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(f)	290,000	290,501
Seaspan Corp., 5.50%, 08/01/2029(a)	237,000	204,152

		3,493,561

Hungary-0.22%
OTP Bank Nyrt., 8.75%, 05/15/2033(a)(d)	290,000	299,425

India-3.47%
Adani Green Energy Ltd., 4.38%, 09/08/2024(a)	340,000	336,854
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	236,291
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	197,702
6.45%, 06/04/2029(a)	220,000	214,494
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	412,230	385,435
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	225,000	201,131
Greenko Solar Mauritius Ltd.
5.55%, 01/29/2025(a)	220,000	217,525
5.95%, 07/29/2026(a)(c)	240,000	231,300

	Principal Amount	Value
India-(continued)
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	$150,000	$147,947
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)(c)	257,600	225,005
JSW Steel Ltd.
3.95%, 04/05/2027(a)	220,000	202,897
5.05%, 04/05/2032(a)	220,000	188,376
Network i2i Ltd., 5.65%(a)(d)(f)	250,000	249,238
Periama Holdings LLC, 5.95%, 04/19/2026(a)	140,000	138,162
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	231,864
Shriram Finance Ltd., 6.63%, 04/22/2027(a)	200,000	198,745
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	160,319
Vedanta Resources Finance II PLC
9.25%, 04/23/2026(a)	270,000	218,118
13.88%, 01/21/2027(a)	117,500	110,224
13.88%, 12/09/2028(a)	336,000	305,958
Vedanta Resources Ltd., 13.88%, 12/09/2028(a)	305,500	271,221

		4,668,806

Indonesia-0.64%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/2025(a)	250,000	252,030
Medco Bell Pte. Ltd., 6.38%, 01/30/2027(a)	60,000	58,463
PT Adaro Indonesia, 4.25%, 10/31/2024(a)	340,000	335,304
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	230,000	220,688

		866,485

Ireland-0.30%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(c)(d)	220,000	218,926
AerCap Holdings N.V., 5.88%, 10/10/2079(d)	190,000	187,953

		406,879

Israel-2.80%
Energian Israel Finance Ltd.
4.88%, 03/30/2026(a)	220,000	207,400
5.38%, 03/30/2028(a)	220,000	195,766
5.88%, 03/30/2031(a)	220,000	188,137
8.50%, 09/30/2033(a)	280,000	270,173
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	204,761
6.50%, 06/30/2027(a)	210,000	197,562
6.75%, 06/30/2030(a)	200,000	179,085
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(c)	220,000	209,189
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026	845,000	783,576
4.75%, 05/09/2027(c)	320,000	306,433
6.75%, 03/01/2028	200,000	203,191
5.13%, 05/09/2029(c)	320,000	303,364
7.88%, 09/15/2029	200,000	210,225
4.10%, 10/01/2046	461,000	307,742

		3,766,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Italy-3.05%
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	$300,000	$298,808
Intesa Sanpaolo S.p.A.
5.71%, 01/15/2026(a)	470,000	463,283
4.20%, 06/01/2032(a)(d)	340,000	278,840
4.95%, 06/01/2042(a)(d)	340,000	244,689
Kedrion S.p.A., 6.50%, 09/01/2029(a)	200,000	180,900
Telecom Italia Capital S.A.
6.38%, 11/15/2033	336,000	297,152
6.00%, 09/30/2034(c)	336,000	283,315
7.20%, 07/18/2036(c)	386,000	350,014
7.72%, 06/04/2038(c)	336,000	312,731
Telecom Italia S.p.A., 5.30%, 05/30/2024(a)	470,000	469,258
UniCredit S.p.A.
5.86%, 06/19/2032(a)(d)	250,000	241,722
7.30%, 04/02/2034(a)(d)	200,000	201,852
5.46%, 06/30/2035(a)(d)	530,000	487,560

		4,110,124

Jamaica-0.06%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US, 9.00% PIK Rate, 1.50% Cash Rate, 05/25/2027(e)	89,331	86,715

Japan-2.93%
Rakuten Group, Inc.
10.25%, 11/30/2024(a)	100,000	101,997
11.25%, 02/15/2027(a)	600,000	625,188
5.13%(a)(d)(f)	340,000	283,224
6.25%(a)(d)(f)	280,000	202,985
SoftBank Group Corp.
4.75%, 09/19/2024(a)	150,000	148,847
6.00%, 07/30/2025(a)	200,000	198,278
4.00%, 07/06/2026(a)	300,000	283,236
5.13%, 09/19/2027(a)	550,000	522,016
4.63%, 07/06/2028(a)	360,000	327,615
5.25%, 07/06/2031(a)	410,000	370,695
6.88%(a)(d)(f)	590,000	573,138
Universal Entertainment Corp., 8.75%, 12/11/2024(a)	289,000	312,330

		3,949,549

Kuwait-0.28%
Kuwait Projects Co. S.P.C Ltd.
4.23%, 10/29/2026(a)	220,000	198,026
4.50%, 02/23/2027(a)	200,000	175,974

		374,000

Luxembourg-1.63%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	250,000	245,647
Altice Financing S.A.
5.00%, 01/15/2028(a)(c)	540,000	426,574
5.75%, 08/15/2029(a)	720,000	536,736
Altice France Holding S.A.
10.50%, 05/15/2027(a)	600,000	213,564
6.00%, 02/15/2028(a)	516,000	151,028
ARD Finance S.A., 7.25% PIK Rate, 6.50% Cash Rate, 06/30/2027(a)(e)	400,000	99,051

	Principal Amount	Value
Luxembourg-(continued)
INEOS Finance PLC, 7.50%, 04/15/2029(a)	$250,000	$251,734
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 06/09/2026(a)	270,000	264,252

		2,188,586

Macau-1.90%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	208,275
4.85%, 01/27/2028(a)	220,000	197,263
MGM China Holdings Ltd.
5.38%, 05/15/2024(a)	340,000	339,880
5.88%, 05/15/2026(a)	340,000	334,042
4.75%, 02/01/2027(a)	140,000	132,248
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	205,618
5.00%, 01/15/2029(a)	290,000	245,941
Wynn Macau Ltd.
4.88%, 10/01/2024(a)	270,000	268,293
5.50%, 01/15/2026(a)	250,000	243,401
5.63%, 08/26/2028(a)	410,000	378,448

		2,553,409

Mexico-4.32%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	222,450
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/2028(a)	350,000	363,208
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	200,000	158,141
6.99%, 02/20/2032(a)	340,000	255,714
CEMEX S.A.B. de C.V.
5.45%, 11/19/2029(a)	340,000	328,303
5.20%, 09/17/2030(a)(c)	320,000	303,181
3.88%, 07/11/2031(a)(c)	300,000	262,006
5.13%(a)(d)(f)	450,000	433,037
9.13%(a)(d)(f)	250,000	268,440
Grupo Aeromexico S.A.B. de C.V., 8.50%, 03/17/2027(a)	340,000	333,597
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	172,281
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	59,184
4.50%, 01/23/2026	70,000	65,815
6.88%, 08/04/2026	134,000	130,143
6.49%, 01/23/2027	100,000	93,843
6.50%, 03/13/2027	270,000	253,039
5.35%, 02/12/2028	100,000	87,488
6.50%, 01/23/2029	80,000	70,919
8.75%, 06/02/2029	90,000	86,966
6.84%, 01/23/2030	160,000	138,773
5.95%, 01/28/2031	175,000	138,187
6.70%, 02/16/2032	450,000	368,251
10.00%, 02/07/2033	110,000	107,843
6.63%, 06/15/2035	136,000	100,566
6.50%, 06/02/2041	70,000	46,291
5.50%, 06/27/2044	50,000	29,305
6.38%, 01/23/2045	40,000	24,816
6.75%, 09/21/2047	370,000	236,454
6.35%, 02/12/2048	70,000	43,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Mexico-(continued)
7.69%, 01/23/2050	$490,000	$341,452
6.95%, 01/28/2060	230,000	146,500
Total Play Telecomunicaciones S.A. de C.V., 6.38%, 09/20/2028(a)	282,000	150,647

		5,820,126

Moldova-0.13%
Aragvi Finance International DAC, 8.45%, 04/29/2026(a)	220,000	180,312

Morocco-0.42%
OCP S.A.
3.75%, 06/23/2031(a)	140,000	116,755
6.88%, 04/25/2044(a)	220,000	202,731
5.13%, 06/23/2051(a)	340,000	246,122

		565,608

Netherlands-1.48%
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	313,270
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	270,000	265,268
8.50%, 08/15/2027(a)	310,000	307,279
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	480,000	404,776
Ziggo B.V., 4.88%, 01/15/2030(a)(c)	440,000	385,400
Ziggo Bond Co. B.V.
6.00%, 01/15/2027(a)	130,000	127,989
5.13%, 02/28/2030(a)	220,000	182,752

		1,986,734

Nigeria-0.74%
Access Bank PLC, 6.13%, 09/21/2026(a)	20,000	18,600
IHS Holding Ltd. 5.63%, 11/29/2026(a)	220,000	202,798
6.25%, 11/29/2028(a)	220,000	190,619
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(a)	420,000	396,795
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	193,735

		1,002,547

Norway-0.23%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	300,000	312,776

Oman-1.33%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	214,003
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	243,702
Mazoon Assets Co. SAOC 5.20%, 11/08/2027(a)	220,000	215,969
5.50%, 02/14/2029(a)	200,000	197,030
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	214,668
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	330,043
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	266,691
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	110,000	111,910

		1,794,016

Pakistan-0.13%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	173,970

Panama-0.52%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	392,838	330,646

	Principal Amount	Value
Panama-(continued)
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	$200,000	$137,873
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	270,000	237,634

		706,153

Paraguay-0.17%
Telefonica Celular del Paraguay S.A., 5.88%, 04/15/2027(a)	230,000	226,934

Peru-0.75%
Cia de Minas Buenaventura S.A.A., 5.50%, 07/23/2026(a)	50,000	47,987
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	220,000	187,921
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	450,000	337,452
5.63%, 06/19/2047(a)	700,000	433,042

		1,006,402

Poland-0.13%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	200,000	175,479

Puerto Rico-0.57%
C&W Senior Finance Ltd, 6.88%, 09/15/2027(a)	350,000	331,818
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	320,000	297,287
5.13%, 07/15/2029(a)	170,000	141,925

		771,030

Russia-0.03%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(h)(i)	300,000	0
O1 Properties Finance PLC, 0.50%, 09/27/2028(a)	500,000	37,500

		37,500

Saudi Arabia-0.55%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	365,531
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/2025(a)	70,000	69,680
8.00%, 02/25/2029(a)	300,000	306,453

		741,664

Singapore-0.37%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	350,000	305,921
4.50%(a)(d)(f)	399,000	192,577
Puma International Financing S.A., 5.00%, 01/24/2026(a)	200,000	0

		498,498

South Africa-2.10%
Bidvest Group UK PLC (The), 3.63%, 09/23/2026(a)	160,000	147,980
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)	413,000	411,100
8.45%, 08/10/2028(a)	20,000	19,737
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	165,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
South Africa-(continued)
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	$220,000	$219,875
Sasol Financing USA LLC
4.38%, 09/18/2026(c)	290,000	273,354
6.50%, 09/27/2028(c)	340,000	323,162
8.75%, 05/03/2029(a)	250,000	251,588
5.50%, 03/18/2031	380,000	316,183
Stillwater Mining Co.
4.00%, 11/16/2026(a)	300,000	268,758
4.50%, 11/16/2029(a)	240,000	189,271
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	250,000	246,410

		2,832,781

South Korea-0.18%
Woori Bank, 4.25%(a)(c)(d)(f)	250,000	246,462

Spain-0.08%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027, (Acquired 03/01/2019 - 10/31/2022; Cost $200,755)(a)(e)(j)	209,644	14,675
Grifols S.A., 4.75%, 10/15/2028(a)	120,000	97,055

		111,730

Switzerland-0.61%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	90,000	76,151
12.00%, 02/15/2031(a)	200,000	207,251
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	70,200
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	173,554
6.38%, 02/01/2030(a)	380,000	294,672

		821,828

Tanzania-0.18%
HTA Group Ltd., 7.00%, 12/18/2025(a)	240,000	239,868

Thailand-0.47%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	340,000	295,737
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	332,810

		628,547

Trinidad-0.37%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	231,110
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	270,000	262,208

		493,318

Turkey-5.88%
Akbank T.A.S.
5.13%, 03/31/2025(a)	220,000	218,420
6.80%, 06/22/2031(a)(d)	240,000	235,046
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	190,936
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	310,000	300,018
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	184,440
KOC Holding A.S., 6.50%, 03/11/2025(a)	340,000	340,921

	Principal Amount	Value
Turkey-(continued)
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028(a)	$200,000	$205,680
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	290,000	291,279
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	263,111
9.50%, 08/01/2026(a)	220,000	230,966
8.00%, 01/16/2029(a)	200,000	202,053
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	220,000	219,461
6.88%, 02/28/2025(a)	213,000	213,320
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/2024(a)	200,000	199,909
9.38%, 01/31/2026(a)	220,000	229,720
5.75%, 07/06/2026(a)	340,000	331,608
7.50%, 02/06/2028(a)	200,000	199,614
Turkiye Is Bankasi A.S., 7.75%, 01/22/2030(a)(d)	140,000	139,724
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	310,000	307,752
Turkiye Sise ve Cam Fabrikalari A.S., 6.95%, 03/14/2026(a)	310,000	312,914
Turkiye Vakiflar Bankasi T.A.O.
5.25%, 02/05/2025(a)	300,000	296,961
6.50%, 01/08/2026(a)	340,000	339,097
5.50%, 10/01/2026(a)	235,000	227,010
9.00%, 10/12/2028(a)	270,000	282,854
Ulker Biskuvi Sanayi A.S., 6.95%, 10/30/2025(a)	200,000	199,409
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	350,000	362,225
9.38%, 02/14/2031(a)	200,000	204,139
Yapi ve Kredi Bankasi A.S.
5.85%, 06/21/2024(a)	226,000	226,126
8.25%, 10/15/2024(a)	100,000	101,004
9.25%, 10/16/2028(a)	290,000	308,171
7.88%, 01/22/2031(a)(d)	100,000	99,927
9.25%, 01/17/2034(a)(d)	220,000	225,592
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	221,815

		7,911,222

Ukraine-0.09%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(h)	200,000	127,000

United Arab Emirates-1.39%
DIB Tier 1 Sukuk (3) Ltd., 6.25%(a)(d)(f)	340,000	338,521
DP World Salaam, 6.00%(a)(d)(f)	470,000	466,877
Emirates NBD Bank PJSC, 6.13%(a)(d)(f)	250,000	248,331
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/2026(a)	400,000	397,843
MAF Global Securities Ltd., 7.88%(a)(d)(f)	220,000	226,303
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	200,000	189,410

		1,867,285

United Kingdom-6.80%
180 Medical, Inc., 3.88%, 10/15/2029(a)	220,000	194,983
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	250,000	246,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
United Kingdom-(continued)
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	$300,000	$292,481
Avianca Midco 2 PLC, 9.00%, 12/01/2028(a)	400,000	378,017
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	226,482
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(h)(i)	300,000	0
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026(a)	703,000	681,523
Drax Finco PLC, 6.63%, 11/01/2025(a)	235,000	235,000
eG Global Finance PLC, 12.00%, 11/30/2028(a)	200,000	206,856
Harbour Energy PLC, 5.50%, 10/15/2026(a)	235,000	230,546
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	325,000	321,095
8.13%, 02/15/2032(a)	200,000	196,999
Ithaca Energy (North Sea) PLC, 9.00%, 07/15/2026(a)	280,000	282,792
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	310,000	311,892
4.50%, 10/01/2027(a)	220,000	204,997
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	245,566
Petrofac Ltd., 9.75%, 11/15/2026(a)(c)	270,000	51,519
Rolls-Royce PLC
3.63%, 10/14/2025(a)	450,000	435,058
5.75%, 10/15/2027(a)	450,000	446,112
Standard Chartered PLC, 7.01%(a)(d)(f)	200,000	202,790
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	220,000	180,451
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	400,403
4.50%, 08/15/2030(a)	410,000	346,465
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	196,064
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	410,000	336,541
4.75%, 07/15/2031(a)	430,000	359,270
Vodafone Group PLC
6.25%, 10/03/2078(a)(d)	440,000	439,525
7.00%, 04/04/2079(d)	771,000	783,472
3.25%, 06/04/2081(d)	188,000	174,849
4.13%, 06/04/2081(d)	380,000	318,585
5.13%, 06/04/2081(d)	313,000	229,801

		9,156,349

United States-3.14%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	110,000	109,133
4.13%, 08/15/2026(a)	350,000	292,163
5.25%, 08/15/2027(a)	160,000	81,766
5.25%, 08/15/2027(a)	250,000	127,760
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	99,972
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	254,267
Constellium SE, 3.75%, 04/15/2029(a)	250,000	221,924
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	377,972

	Principal Amount	Value
United States-(continued)
GFL Environmental, Inc.
4.25%, 06/01/2025(a)	$195,000	$192,380
3.75%, 08/01/2025(a)	292,000	284,262
5.13%, 12/15/2026(a)	195,000	190,545
4.00%, 08/01/2028(a)	287,000	260,462
3.50%, 09/01/2028(a)	287,000	258,742
4.75%, 06/15/2029(a)	286,000	264,175
4.38%, 08/15/2029(a)	210,000	190,162
6.75%, 01/15/2031(a)	200,000	201,867
Mohegan Tribal Gaming Authority, 7.88%, 10/15/2024(a)	500,000	498,135
OPENLANE, Inc., 5.13%, 06/01/2025(a)	86,000	85,140
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	198,989
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)(h)	296,000	37,000
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(a)(h)(k)	200,000	3,875
WeWork Cos. US LLC, 7.88%, 05/01/2025(a)(h)(k)	100,000	2,000

		4,232,691

Uruguay-0.10%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	135,000	136,041

Uzbekistan-0.19%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	260,245

Vietnam-0.20%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	276,687	264,131

Zambia-0.91%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	670,000	645,127
9.38%, 03/01/2029(a)	200,000	206,885
8.63%, 06/01/2031(a)	380,000	368,276

		1,220,288

Total U.S. Dollar Denominated Bonds & Notes (Cost $131,750,361)		131,530,068

	Shares
Common Stocks & Other Equity Interests-0.20%
United States-0.20%
Cumulus Media, Inc., Class A(l)	3	8
Hornbeck Offshore Services, Inc.(l)(m)	323	16,473
Hornbeck Offshore Services, Inc., Wts., TBA(l)(m)	3,246	165,546
Hornbeck Offshore Services, Inc., Wts., TBA(l)(m)	2,673	70,834
PetroQuest Energy, Inc.(i)(l)	290	0
Premier Brands Group Holdings Co.(l)(n)	3,222	4,833
TRU Taj LLC/TRU Taj Finance, Inc.(l)	2,156	5,929
Venator Materials PLC(l)	9	5,760

Total Common Stocks & Other Equity Interests (Cost $331,148)		269,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Preferred Stocks-0.11%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(i)(o) (Cost $220,500)	2,000	$150,000

Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(p)(q) (Cost $854,633)	854,633	854,633

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.65% (Cost $133,156,642)		132,804,084

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(p)(q)(r)	6,135,316	$6,137,157

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,529,136)		8,528,293

TOTAL INVESTMENTS IN SECURITIES-104.98% (Cost $141,685,778)		141,332,377
OTHER ASSETS LESS LIABILITIES-(4.98)%		(6,701,970)

NET ASSETS-100.00%		$134,630,407

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.33%
Invesco Private Government Fund, 5.29%(p)(q)(r)	2,391,136	2,391,136

Investment Abbreviations:

DAC-Designated Activity Co.

Pfd.-Preferred

PIK-Pay-in-Kind

TBA-To Be Announced

Wts.-Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $116,000,086, which represented 86.16% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2024 was $169,875, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)	Restricted security. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.
(k)	The borrower has filed for protection in federal bankruptcy court.
(l)	Non-income producing security.
(m)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(n)	Acquired as part of the Nine West Holding, Inc. reorganization.
(o)	Acquired as part of the Guitar Center, Inc. reorganization.
(p)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,053,548	$11,725,589	$(11,924,504)	$ -	$ -	$854,633	$19,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)–(continued)

April 30, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,358,201	$11,350,852	$(10,317,917)	$-	$-	$2,391,136	$46,690	*
Invesco Private Prime Fund	3,493,247	19,187,825	(16,543,429)	(950)	464	6,137,157	129,294	*

Total	$5,904,996	$42,264,266	$(38,785,850)	$(950)	$464	$9,382,926	$195,149

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	17.41

Energy	15.97

Materials	15.73

Communication Services	14.07

Industrials	11.09

Consumer Discretionary	9.50

Utilities	6.84

Sector Types Each Less Than 3%	7.40

Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)

April 30, 2024

(Unaudited)

Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.26%(a)
Australia-2.67%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	300,000	$332,612
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	100,050
Australia and New Zealand Banking Group Ltd.
3.65%, 01/20/2026(b)	EUR	100,000	106,910
4.95%, 02/05/2029	AUD	300,000	194,058
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	372,121
Commonwealth Bank of Australia
4.20%, 08/18/2025	AUD	350,000	225,432
4.90%, 08/17/2028	AUD	300,000	193,964
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	174,755
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	500,000	307,111
2.13%, 05/24/2028(b)	EUR	100,000	101,553
1.38%, 08/30/2028(b)	EUR	200,000	195,426
4.85%, 03/22/2029	AUD	400,000	256,879
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	450,000	274,247
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	110,156
Westpac Banking Corp.
3.70%, 01/16/2026(b)	EUR	100,000	107,059
5.00%, 01/15/2029	AUD	400,000	259,323

			3,311,656

Belgium-0.18%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	217,452

Canada-19.07%
Bank of Montreal
3.65%, 04/01/2027	CAD	720,000	506,115
4.31%, 06/01/2027	CAD	900,000	643,485
4.71%, 12/07/2027	CAD	800,000	578,683
5.04%, 05/29/2028	CAD	700,000	512,116
4.54%, 12/18/2028	CAD	700,000	501,650
Bank of Nova Scotia (The)
5.50%, 12/29/2025	CAD	400,000	293,042
1.85%, 11/02/2026	CAD	750,000	507,119
2.95%, 03/08/2027	CAD	800,000	552,130
Bell Canada
3.00%, 03/17/2031	CAD	400,000	256,086
5.85%, 11/10/2032	CAD	450,000	340,704
3.50%, 09/30/2050	CAD	450,000	231,182
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	400,000	289,499
Canadian Imperial Bank of Commerce
1.10%, 01/19/2026	CAD	500,000	341,791
5.00%, 12/07/2026	CAD	400,000	291,339
2.25%, 01/07/2027	CAD	600,000	407,612
4.95%, 06/29/2027	CAD	700,000	509,573
5.50%, 01/14/2028	CAD	400,000	296,551
CPPIB Capital, Inc.
4.45%, 09/01/2027(b)	AUD	450,000	290,039
4.20%, 05/02/2028(b)	AUD	500,000	318,283

	Principal Amount		Value
Canada-(continued)
Federation des caisses Desjardins du Quebec
5.20%, 10/01/2025	CAD	300,000	$218,343
1.09%, 01/21/2026	CAD	300,000	204,918
4.41%, 05/19/2027	CAD	400,000	286,724
5.47%, 11/17/2028	CAD	500,000	371,602
National Bank of Canada
5.30%, 11/03/2025	CAD	400,000	291,738
2.24%, 11/04/2026	CAD	325,000	221,776
5.22%, 06/14/2028	CAD	550,000	404,598
Ontario Teachers’ Finance Trust, 0.90%, 05/20/2041(b)	EUR	200,000	141,698
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	400,000	307,425
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	500,000	350,209
3.25%, 05/01/2029	CAD	400,000	268,402
4.25%, 04/15/2032	CAD	300,000	203,660
6.75%, 11/09/2039	CAD	520,000	414,842
Royal Bank of Canada
3.37%, 09/29/2025	CAD	1,000,000	710,653
5.34%, 06/23/2026	CAD	400,000	293,258
5.24%, 11/02/2026	CAD	600,000	439,786
2.33%, 01/28/2027	CAD	800,000	544,880
3.63%, 06/14/2027(b)	GBP	200,000	238,102
4.61%, 07/26/2027	CAD	750,000	541,593
4.64%, 01/17/2028	CAD	700,000	506,052
5.00%, 01/24/2028(b)	GBP	200,000	248,027
4.63%, 05/01/2028	CAD	950,000	686,004
2.13%, 04/26/2029(b)	EUR	200,000	199,307
5.23%, 06/24/2030	CAD	400,000	296,166
Suncor Energy, Inc., 5.60%, 11/17/2025	CAD	400,000	292,835
TELUS Corp., 5.25%, 11/15/2032	CAD	400,000	290,853
Toronto-Dominion Bank (The)
2.67%, 09/09/2025	CAD	1,250,000	880,673
1.13%, 12/09/2025	CAD	600,000	412,019
4.34%, 01/27/2026	CAD	500,000	359,672
5.42%, 07/10/2026	CAD	600,000	440,611
2.26%, 01/07/2027	CAD	650,000	442,323
0.50%, 01/18/2027(b)	EUR	100,000	98,301
2.88%, 04/05/2027(b)	GBP	300,000	350,647
4.21%, 06/01/2027	CAD	900,000	642,476
2.55%, 08/03/2027(b)	EUR	200,000	206,303
5.38%, 10/21/2027	CAD	700,000	517,623
4.48%, 01/18/2028	CAD	700,000	503,189
5.49%, 09/08/2028	CAD	500,000	372,824
3.63%, 12/13/2029(b)	EUR	250,000	265,839
1.95%, 04/08/2030(b)	EUR	200,000	193,885
3.13%, 08/03/2032(b)	EUR	100,000	102,439
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	750,000	529,168
5.28%, 07/15/2030(b)	CAD	400,000	294,309
4.18%, 07/03/2048(b)	CAD	400,000	232,110
4.34%, 10/15/2049(b)	CAD	300,000	177,718

			23,662,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	$90,908

Denmark-0.63%
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	361,900
5.75%, 04/09/2040(b)	GBP	150,000	187,182
5.38%, 09/13/2042(b)	GBP	200,000	237,874

			786,956

Finland-0.93%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	129,881
4.13%, 05/05/2028(b)	EUR	200,000	217,292
0.50%, 11/02/2028(b)	EUR	100,000	93,392
2.50%, 05/23/2029(b)	EUR	300,000	303,888
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	102,734
2.88%, 12/15/2025(b)	EUR	200,000	211,343
0.10%, 11/16/2027(b)	EUR	100,000	95,401

			1,153,931

France-24.61%
Action Logement Services
4.13%, 10/03/2038(b)	EUR	100,000	111,691
0.75%, 07/19/2041(b)	EUR	100,000	66,888
3.63%, 05/25/2043(b)	EUR	200,000	208,033
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	205,165
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	193,451
2.38%, 06/09/2040(b)	EUR	200,000	177,491
ALD S.A., 4.88%, 10/06/2028(b)	EUR	100,000	111,115
Banque Federative du Credit Mutuel S.A. 0.75%, 07/17/2025(b)	EUR	200,000	206,473
3.00%, 09/11/2025(b)	EUR	100,000	105,508
1.25%, 12/05/2025(b)	GBP	200,000	234,464
1.63%, 01/19/2026(b)	EUR	100,000	103,327
5.00%, 01/19/2026(b)	GBP	200,000	248,701
2.38%, 03/24/2026(b)	EUR	100,000	103,796
0.01%, 05/11/2026(b)	EUR	200,000	198,511
0.75%, 06/08/2026(b)	EUR	200,000	201,015
1.00%, 07/16/2026(b)	GBP	200,000	228,190
1.25%, 05/26/2027(b)	EUR	200,000	198,833
3.13%, 09/14/2027(b)	EUR	200,000	210,218
3.88%, 01/26/2028(b)	EUR	200,000	214,086
5.38%, 05/25/2028(b)	GBP	200,000	251,245
0.25%, 07/19/2028(b)	EUR	100,000	92,126
0.63%, 11/03/2028(b)	EUR	200,000	185,532
4.13%, 03/13/2029(b)	EUR	200,000	218,287
1.75%, 03/15/2029(b)	EUR	100,000	97,014
1.88%, 06/18/2029(b)	EUR	100,000	96,282
2.63%, 11/06/2029(b)	EUR	100,000	100,300
0.75%, 01/17/2030(b)	EUR	100,000	89,710
4.38%, 05/02/2030(b)	EUR	200,000	218,557
1.25%, 06/03/2030(b)	EUR	200,000	183,365
0.63%, 02/21/2031(b)	EUR	100,000	86,400
4.75%, 11/10/2031(b)	EUR	200,000	223,715
1.13%, 01/19/2032(b)	EUR	200,000	175,713
5.13%, 01/13/2033(b)	EUR	200,000	224,486
3.75%, 02/01/2033(b)	EUR	200,000	214,021

	Principal Amount		Value
France-(continued)
4.13%, 06/14/2033(b)	EUR	200,000	$220,663
4.38%, 01/11/2034(b)	EUR	100,000	104,745
BNP Paribas S.A.
1.50%, 11/17/2025(b)	EUR	100,000	103,338
3.38%, 01/23/2026(b)	GBP	300,000	362,367
1.13%, 06/11/2026(b)	EUR	200,000	202,229
0.13%, 09/04/2026(b)	EUR	100,000	98,832
2.25%, 01/11/2027(b)	EUR	100,000	102,635
1.88%, 12/14/2027(b)	GBP	300,000	333,596
1.50%, 05/23/2028(b)	EUR	100,000	98,552
1.38%, 05/28/2029(b)	EUR	200,000	189,970
3.63%, 09/01/2029(b)	EUR	200,000	211,805
1.63%, 07/02/2031(b)	EUR	100,000	90,162
1.25%, 07/13/2031(b)	GBP	400,000	378,477
2.10%, 04/07/2032(b)	EUR	200,000	187,329
5.75%, 06/13/2032(b)	GBP	300,000	379,271
0.63%, 12/03/2032(b)	EUR	200,000	162,643
4.13%, 05/24/2033(b)	EUR	200,000	222,015
4.10%, 02/13/2034(b)	EUR	200,000	214,776
2.00%, 09/13/2036(b)	GBP	200,000	173,875
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	100,000	100,764
0.50%, 02/11/2030(b)	EUR	100,000	90,736
3.88%, 07/17/2031(b)	EUR	100,000	108,804
4.63%, 06/07/2032(b)	EUR	200,000	227,738
3.25%, 06/30/2037(b)	EUR	100,000	101,108
5.38%, 06/30/2042(b)	EUR	100,000	123,217
BPCE S.A.
0.25%, 01/15/2026(b)	EUR	200,000	201,638
0.38%, 02/02/2026(b)	EUR	100,000	100,875
3.63%, 04/17/2026(b)	EUR	100,000	106,716
0.50%, 02/24/2027(b)	EUR	100,000	97,621
1.75%, 04/26/2027(b)	EUR	100,000	101,323
3.50%, 01/25/2028(b)	EUR	200,000	212,749
4.38%, 07/13/2028(b)	EUR	100,000	108,533
1.00%, 10/05/2028(b)	EUR	100,000	95,529
5.25%, 04/16/2029(b)	GBP	300,000	362,653
0.25%, 01/14/2031(b)	EUR	200,000	171,554
0.75%, 03/03/2031(b)	EUR	100,000	87,296
1.00%, 01/14/2032(b)	EUR	100,000	86,536
4.00%, 11/29/2032(b)	EUR	200,000	218,210
4.50%, 01/13/2033(b)	EUR	200,000	221,436
3.88%, 01/25/2036(b)	EUR	200,000	213,748
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	196,603
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	103,562
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	107,177
3.88%, 11/29/2030(b)	EUR	200,000	216,261
1.88%, 03/15/2031(b)	EUR	200,000	191,396
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	195,492
2.13%, 07/29/2032(b)	EUR	100,000	94,501
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	186,056
1.50%, 10/06/2031(b)	EUR	200,000	175,022
Credit Agricole S.A.
1.00%, 09/18/2025(b)	EUR	200,000	206,400
0.38%, 10/21/2025(b)	EUR	200,000	203,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
France-(continued)
1.25%, 04/14/2026(b)	EUR	300,000	$306,871
1.88%, 12/20/2026(b)	EUR	200,000	204,071
1.38%, 05/03/2027(b)	EUR	300,000	300,333
3.38%, 07/28/2027(b)	EUR	200,000	212,061
0.13%, 12/09/2027	EUR	300,000	282,501
0.38%, 04/20/2028(b)	EUR	200,000	187,751
1.13%, 02/24/2029(b)	EUR	300,000	287,005
1.75%, 03/05/2029(b)	EUR	300,000	291,926
2.00%, 03/25/2029(b)	EUR	100,000	97,905
1.00%, 07/03/2029(b)	EUR	200,000	188,497
2.50%, 08/29/2029(b)	EUR	200,000	202,600
4.88%, 10/23/2029(b)	GBP	300,000	370,891
4.13%, 03/07/2030(b)	EUR	100,000	109,935
3.88%, 04/20/2031(b)	EUR	200,000	216,492
0.88%, 01/14/2032(b)	EUR	200,000	171,954
1.13%, 07/12/2032(b)	EUR	200,000	175,671
4.00%, 01/18/2033(b)	EUR	200,000	219,047
4.38%, 11/27/2033(b)	EUR	200,000	221,279
3.75%, 01/22/2034(b)	EUR	200,000	214,165
3.88%, 11/28/2034(b)	EUR	200,000	217,178
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	200,000	211,705
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	200,343
4.13%, 03/25/2027(b)	EUR	100,000	107,858
6.25%, 05/30/2028(b)	GBP	200,000	258,796
4.38%, 10/12/2029(b)	EUR	100,000	109,822
4.63%, 04/26/2030(b)	EUR	200,000	223,313
2.00%, 10/02/2030(b)	EUR	100,000	96,043
5.88%, 07/18/2031	GBP	200,000	255,641
4.25%, 01/25/2032(b)	EUR	100,000	108,789
1.00%, 11/29/2033(b)	EUR	300,000	246,197
6.13%, 06/02/2034(b)	GBP	500,000	636,103
4.75%, 10/12/2034(b)	EUR	200,000	226,066
5.50%, 03/27/2037(b)	GBP	200,000	236,498
5.50%, 10/17/2041(b)	GBP	500,000	573,998
4.63%, 01/25/2043(b)	EUR	100,000	108,493
2.00%, 12/09/2049(b)	EUR	200,000	138,472
5.13%, 09/22/2050(b)	GBP	300,000	317,559
5.63%, 01/25/2053(b)	GBP	200,000	225,642
6.00%, 01/23/2114(b)	GBP	500,000	580,394
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	208,575
3.63%, 01/11/2030(b)	EUR	100,000	106,995
4.00%, 01/11/2035(b)	EUR	100,000	107,700
5.63%, 04/03/2053(b)	GBP	300,000	361,112
5.00%, 10/01/2060(b)	GBP	350,000	386,551
EssilorLuxottica S.A., 0.38%, 01/05/2026(b)	EUR	200,000	203,177
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	90,912
Kering S.A.
3.63%, 09/05/2031(b)	EUR	100,000	106,407
3.88%, 09/05/2035(b)	EUR	200,000	213,683
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	216,396
Orange S.A.
8.13%, 01/28/2033	EUR	150,000	215,244

	Principal Amount		Value
France-(continued)
0.63%, 12/16/2033(b)	EUR	200,000	$163,774
5.38%, 11/22/2050(b)	GBP	150,000	184,621
RTE Reseau de Transport d’Electricite SADIR
1.63%, 11/27/2025(b)	EUR	100,000	103,830
3.75%, 07/04/2035(b)	EUR	100,000	107,340
Societe Generale S.A.
0.13%, 02/24/2026(b)	EUR	200,000	200,917
4.25%, 09/28/2026(b)	EUR	200,000	216,325
0.75%, 01/25/2027(b)	EUR	200,000	196,365
4.13%, 06/02/2027(b)	EUR	200,000	216,338
0.25%, 07/08/2027(b)	EUR	200,000	191,787
4.00%, 11/16/2027(b)	EUR	200,000	215,761
0.13%, 02/18/2028(b)	EUR	100,000	93,708
2.13%, 09/27/2028(b)	EUR	200,000	200,010
1.75%, 03/22/2029(b)	EUR	100,000	96,628
2.63%, 05/30/2029(b)	EUR	100,000	101,890
1.25%, 06/12/2030(b)	EUR	200,000	182,258
4.25%, 11/16/2032(b)	EUR	200,000	222,164
5.63%, 06/02/2033(b)	EUR	100,000	112,905
6.25%, 06/22/2033(b)	GBP	200,000	262,835
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	96,745
6.63%, 10/05/2043(b)	GBP	300,000	400,985
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	199,333
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(b)	EUR	200,000	210,059
1.62%, 05/18/2040(b)	EUR	100,000	79,790
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	200,000	194,688
1.38%, 12/04/2031(b)	EUR	100,000	88,358

			30,531,987

Germany-8.44%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	100,000	108,164
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	180,747
BASF SE, 1.50%, 03/17/2031(b)	EUR	100,000	93,367
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	196,164
0.38%, 01/12/2029(b)	EUR	100,000	90,268
0.63%, 07/12/2031(b)	EUR	200,000	166,203
1.38%, 07/06/2032(b)	EUR	100,000	85,383
4.63%, 05/26/2033(b)	EUR	200,000	217,458
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	202,712
2.13%, 12/15/2029(b)	EUR	300,000	288,374
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	100,000	105,420
3.38%, 02/02/2034(b)	EUR	100,000	104,652
Commerzbank AG
1.00%, 03/04/2026(b)	EUR	145,000	147,966
0.50%, 12/04/2026(b)	EUR	139,000	137,734
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	154,980
0.63%, 12/08/2050(b)	EUR	100,000	54,271
1.13%, 05/29/2051(b)	EUR	100,000	62,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
Germany-(continued)
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	$200,966
Deutsche Boerse AG
3.88%, 09/28/2026(b)	EUR	100,000	107,580
3.88%, 09/28/2033(b)	EUR	200,000	219,636
Deutsche Lufthansa AG, 3.00%, 05/29/2026(b)	EUR	100,000	104,820
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	200,000	262,880
6.38%, 06/07/2032	GBP	400,000	531,701
4.75%, 01/31/2034(b)	GBP	200,000	235,379
5.88%, 10/30/2037(b)	GBP	300,000	380,304
6.75%, 01/27/2039(b)	GBP	250,000	341,085
6.13%, 07/06/2039(b)	GBP	350,000	451,355
E.ON SE, 3.88%, 01/12/2035(b)	EUR	166,000	178,737
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	90,246
Heidelberg Materials Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR	100,000	103,151
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	96,579
Mercedes-Benz Group AG, 2.13%, 07/03/2037(b)(c)	EUR	150,000	137,744
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	107,038
4.00%, 06/02/2035(b)	EUR	200,000	217,239
4.38%, 06/02/2043(b)	EUR	200,000	218,981
RWE AG
2.50%, 08/24/2025(b)	EUR	200,000	210,485
2.13%, 05/24/2026(b)	EUR	133,000	138,140
2.75%, 05/24/2030(b)	EUR	100,000	101,368
Siemens Financieringsmaatschappij N.V.
3.00%, 11/22/2028(b)	EUR	100,000	105,903
3.13%, 05/22/2032(b)	EUR	200,000	210,363
3.38%, 02/22/2037(b)	EUR	100,000	104,737
3.63%, 02/22/2044(b)	EUR	200,000	210,661
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	200,000	184,332
Volkswagen Bank GmbH, 4.25%, 01/07/2026(b)	EUR	100,000	107,382
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	100,000	96,978
0.88%, 01/31/2028(b)	EUR	130,000	124,592
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	222,152
Volkswagen International Finance N.V.
4.13%, 11/15/2025(b)	EUR	100,000	107,290
3.88%, 03/29/2026(b)	EUR	100,000	106,951
1.88%, 03/30/2027(b)	EUR	300,000	304,109
0.88%, 09/22/2028(b)	EUR	300,000	283,849
1.63%, 01/16/2030(b)	EUR	75,000	71,449
3.25%, 11/18/2030(b)	EUR	100,000	103,569
4.13%, 11/16/2038(b)	EUR	100,000	107,662
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR	200,000	198,538
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	95,538
0.25%, 09/01/2028(b)	EUR	200,000	180,844

	Principal Amount		Value
Germany-(continued)
0.63%, 12/14/2029(b)	EUR	100,000	$87,831
0.75%, 09/01/2032(b)	EUR	200,000	161,401
1.00%, 06/16/2033(b)	EUR	100,000	80,169
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	100,000	102,004
1.33%, 09/25/2028(b)	EUR	200,000	188,685
1.82%, 09/25/2031(b)	EUR	100,000	88,821

			10,467,723

Ireland-0.17%
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	200,000	210,257

Italy-5.44%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	107,676
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	116,568
2.38%, 11/25/2033(b)	EUR	200,000	179,524
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	97,720
2.00%, 01/15/2030(b)	EUR	200,000	190,921
Enel Finance International N.V.
1.50%, 07/21/2025(b)	EUR	100,000	104,184
1.38%, 06/01/2026(b)	EUR	50,000	51,075
0.38%, 06/17/2027(b)	EUR	100,000	96,675
3.88%, 03/09/2029(b)	EUR	200,000	215,523
2.88%, 04/11/2029(b)	GBP	300,000	337,983
0.88%, 09/28/2034(b)	EUR	320,000	254,338
3.88%, 01/23/2035(b)	EUR	100,000	104,967
0.88%, 06/17/2036(b)	EUR	100,000	75,168
5.75%, 09/14/2040(b)	GBP	450,000	559,633
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	225,610
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	107,068
1.50%, 02/02/2026(b)	EUR	150,000	154,823
1.25%, 05/18/2026(b)	EUR	100,000	101,887
0.38%, 06/14/2028(b)	EUR	200,000	187,959
3.63%, 01/29/2029(b)	EUR	100,000	107,278
0.63%, 01/23/2030(b)	EUR	100,000	90,745
2.00%, 05/18/2031(b)	EUR	150,000	143,391
4.25%, 05/19/2033(b)	EUR	200,000	219,204
3.88%, 01/15/2034(b)	EUR	100,000	106,192
Intesa Sanpaolo S.p.A.
0.63%, 02/24/2026(b)	EUR	250,000	251,742
4.00%, 05/19/2026(b)	EUR	200,000	214,603
1.00%, 11/19/2026(b)	EUR	202,000	201,378
4.75%, 09/06/2027(b)	EUR	150,000	164,296
0.75%, 03/16/2028(b)	EUR	200,000	191,026
1.75%, 03/20/2028(b)	EUR	150,000	148,852
1.75%, 07/04/2029(b)	EUR	100,000	96,671
4.88%, 05/19/2030(b)	EUR	100,000	112,776
5.13%, 08/29/2031(b)	EUR	200,000	228,871
6.63%, 05/31/2033(b)	GBP	300,000	386,858
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	100,732
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	209,000	208,078
UniCredit S.p.A. 0.33%, 01/19/2026(b)	EUR	150,000	151,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
Italy-(continued)
2.13%, 10/24/2026(b)	EUR	159,000	$163,877
0.85%, 01/19/2031(b)	EUR	213,000	187,050

			6,744,186

Japan-2.01%
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	252,958
0.69%, 10/07/2030(b)	EUR	100,000	88,247
NTT Finance Corp.
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	632,814
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	614,977
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(b)	EUR	200,000	204,443
0.63%, 10/23/2029(b)	EUR	125,000	113,853
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	206,674
3.00%, 11/21/2030(b)	EUR	200,000	205,933
1.38%, 07/09/2032	EUR	100,000	89,836
2.00%, 07/09/2040	EUR	100,000	81,949

			2,491,684

Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	97,615

Netherlands-3.82%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	196,789
4.00%, 01/16/2028(b)	EUR	200,000	215,177
5.13%, 02/22/2028(b)	GBP	200,000	248,017
4.38%, 10/20/2028(b)	EUR	200,000	218,518
0.50%, 09/23/2029(b)	EUR	100,000	90,243
4.25%, 02/21/2030(b)	EUR	100,000	109,377
1.00%, 06/02/2033(b)	EUR	100,000	87,141
1.25%, 01/20/2034(b)	EUR	200,000	171,006
4.50%, 11/21/2034(b)	EUR	200,000	225,543
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	400,000	470,107
4.00%, 01/10/2030(b)	EUR	200,000	217,072
1.13%, 05/07/2031(b)	EUR	200,000	180,118
3.82%, 07/26/2034(b)	EUR	100,000	107,070
ING Bank N.V., 4.13%, 10/02/2026(b)	EUR	100,000	107,997
ING Groep N.V.
2.13%, 01/10/2026(b)	EUR	200,000	208,236
3.00%, 02/18/2026(b)	GBP	400,000	480,444
1.38%, 01/11/2028(b)	EUR	100,000	99,077
2.00%, 09/20/2028(b)	EUR	200,000	199,241
2.50%, 11/15/2030(b)	EUR	200,000	199,667
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	214,000	274,834
3.88%, 02/16/2036(b)	EUR	100,000	105,159
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	100,051
0.25%, 09/07/2026(b)	EUR	200,000	196,794
TenneT Holding B.V., 4.50%, 10/28/2034(b)	EUR	200,000	229,665

			4,737,343

New Zealand-0.17%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	210,254

	Principal Amount		Value
Norway-1.37%
Equinor ASA
1.38%, 05/22/2032(b)	EUR	100,000	$91,494
1.63%, 02/17/2035(b)	EUR	100,000	88,454
Norway Government Bond
Series 478, 1.50%, 02/19/2026(b)	NOK	2,600,000	224,798
Series 479, 1.75%, 02/17/2027(b)	NOK	5,000,000	426,448
Series 480, 2.00%, 04/26/2028(b)	NOK	3,800,000	320,473
Series 481, 1.75%, 09/06/2029(b)	NOK	1,000,000	81,481
Series 482, 1.38%, 08/19/2030(b)	NOK	700,000	54,816
Series 483, 1.25%, 09/17/2031(b)	NOK	400,000	30,280
Series 484, 2.13%, 05/18/2032(b)	NOK	700,000	55,840
Series 486, 3.00%, 08/15/2033(b)	NOK	1,000,000	84,596
Series 487, 3.63%, 04/13/2034(b)	NOK	400,000	35,527
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	107,295
Telenor ASA, 0.75%, 05/31/2026(b)	EUR	100,000	100,944

			1,702,446

Portugal-0.16%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	195,156

Spain-6.25%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	204,010
3.00%, 03/27/2031(b)	EUR	100,000	100,839
Banco Bilbao Vizcaya Argentaria S.A.
0.75%, 06/04/2025(b)	EUR	100,000	103,550
1.75%, 11/26/2025(b)	EUR	200,000	207,546
1.00%, 06/21/2026(b)	EUR	200,000	201,997
0.38%, 11/15/2026(b)	EUR	100,000	98,419
0.50%, 01/14/2027(b)	EUR	100,000	98,103
3.50%, 02/10/2027(b)	EUR	100,000	105,795
3.38%, 09/20/2027(b)	EUR	200,000	212,347
4.38%, 10/14/2029(b)	EUR	200,000	222,183
3.88%, 01/15/2034(b)	EUR	200,000	215,735
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	200,000	206,608
Banco Santander S.A.
1.38%, 01/05/2026(b)	EUR	200,000	205,676
3.75%, 01/16/2026(b)	EUR	200,000	214,030
3.25%, 04/04/2026(b)	EUR	200,000	210,295
1.50%, 04/14/2026(b)	GBP	300,000	347,528
0.30%, 10/04/2026(b)	EUR	100,000	98,718
3.13%, 01/19/2027(b)	EUR	100,000	104,702
0.50%, 02/04/2027(b)	EUR	200,000	195,740
1.75%, 02/17/2027(b)	GBP	200,000	225,626
1.13%, 06/23/2027(b)	EUR	100,000	99,038
3.88%, 01/16/2028(b)	EUR	200,000	215,404
2.13%, 02/08/2028(b)	EUR	200,000	200,302
0.20%, 02/11/2028(b)	EUR	200,000	187,978
5.13%, 01/25/2030(b)	GBP	200,000	246,548
4.25%, 06/12/2030(b)	EUR	100,000	110,160
1.63%, 10/22/2030(b)	EUR	100,000	90,874
5.38%, 01/17/2031(b)	GBP	200,000	247,563
4.88%, 10/18/2031(b)	EUR	200,000	224,393
1.00%, 11/04/2031(b)	EUR	200,000	179,572
3.75%, 01/09/2034(b)	EUR	200,000	213,031
CaixaBank S.A.
1.13%, 03/27/2026(b)	EUR	100,000	101,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
Spain-(continued)
1.38%, 06/19/2026(b)	EUR	100,000	$101,327
3.75%, 09/07/2029(b)	EUR	100,000	108,257
4.25%, 09/06/2030(b)	EUR	200,000	220,120
4.38%, 11/29/2033(b)	EUR	200,000	223,247
Cellnex Finance Co. S.A.
2.25%, 04/12/2026(b)	EUR	100,000	103,512
1.00%, 09/15/2027(b)	EUR	100,000	97,021
1.50%, 06/08/2028(b)	EUR	100,000	97,137
2.00%, 02/15/2033(b)	EUR	200,000	180,214
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	100,000	92,768
Naturgy Finance B.V.
1.25%, 01/15/2026(b)	EUR	100,000	102,489
1.38%, 01/19/2027(b)	EUR	100,000	100,553
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	100,000	107,028
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	195,000	243,822
0.66%, 02/03/2030(b)	EUR	200,000	182,238
2.59%, 05/25/2031(b)	EUR	100,000	100,133

			7,755,895

Sweden-3.45%
Skandinaviska Enskilda Banken AB
3.25%, 11/24/2025(b)	EUR	100,000	106,191
4.00%, 11/09/2026(b)	EUR	200,000	214,602
1.75%, 11/11/2026(b)	EUR	100,000	102,302
4.13%, 06/29/2027(b)	EUR	100,000	108,742
3.75%, 02/07/2028(b)	EUR	200,000	213,891
3.88%, 05/09/2028(b)	EUR	100,000	108,025
0.38%, 06/21/2028(b)	EUR	200,000	186,670
0.63%, 11/12/2029(b)	EUR	200,000	182,400
Svenska Handelsbanken AB
3.75%, 05/05/2026(b)	EUR	179,000	191,729
0.13%, 11/03/2026(b)	EUR	100,000	98,177
3.38%, 02/17/2028(b)	EUR	100,000	106,741
0.05%, 09/06/2028(b)	EUR	100,000	92,675
1.38%, 02/23/2029(b)	EUR	130,000	125,739
0.50%, 02/18/2030(b)	EUR	200,000	179,527
Swedbank AB
3.75%, 11/14/2025(b)	EUR	100,000	106,919
0.25%, 11/02/2026(b)	EUR	100,000	98,678
2.10%, 05/25/2027(b)	EUR	200,000	204,977
4.13%, 11/13/2028(b)	EUR	100,000	109,369
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	44,798
Series 1058, 2.50%, 05/12/2025(b)	SEK	5,000,000	451,931
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,000,000	435,323
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	338,825
Series 1061, 0.75%, 11/12/2029(b)	SEK	1,500,000	124,649
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	250,000	352,232

			4,285,112

Switzerland-2.32%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP	200,000	233,942
0.25%, 01/05/2026(b)	EUR	125,000	126,013
7.75%, 03/10/2026(b)	GBP	300,000	390,533
1.50%, 04/10/2026(b)	EUR	150,000	153,459
0.25%, 09/01/2028(b)	EUR	220,000	203,100

	Principal Amount		Value
Switzerland-(continued)
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	200,000	$202,999
0.50%, 09/03/2030(b)	EUR	100,000	87,740
Richemont International Holding S.A., 2.00%, 03/26/2038(b)	EUR	200,000	178,653
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	107,058
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	199,435
0.50%, 03/31/2031(b)	EUR	200,000	172,392
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	201,838
0.65%, 09/10/2029(b)	EUR	100,000	90,907
0.88%, 11/03/2031(b)	EUR	200,000	171,625
0.63%, 01/18/2033(b)	EUR	248,000	198,867
0.63%, 02/24/2033(b)	EUR	200,000	160,537

			2,879,098

United Kingdom-13.64%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	254,867
Anglian Water Services Financing PLC, 6.00%, 06/20/2039(b)	GBP	200,000	251,104
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	250,000	275,873
3.69%, 07/12/2034(b)	GBP	200,000	206,285
3.94%, 07/12/2047(b)	GBP	300,000	273,251
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	227,000	249,313
2.25%, 01/16/2030(b)	EUR	200,000	193,630
6.00%, 11/24/2034(b)	GBP	150,000	186,123
2.25%, 09/09/2052(b)	GBP	200,000	112,182
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	238,034
3.25%, 02/12/2027(b)	GBP	450,000	528,632
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	200,000	181,313
2.92%, 04/05/2054(b)	GBP	200,000	155,576
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	200,000	205,846
1.50%, 06/23/2027(b)	EUR	100,000	100,158
5.75%, 12/07/2028(b)	GBP	150,000	193,479
3.13%, 11/21/2031(b)	GBP	200,000	215,749
6.38%, 06/23/2037(b)	GBP	200,000	261,235
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	275,346
2.63%, 09/22/2038(b)	GBP	200,000	171,079
2.75%, 09/22/2046(b)	GBP	300,000	224,361
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	100,000	84,463
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	180,518
7.00%, 09/19/2033(b)	GBP	272,000	372,387
4.25%, 09/12/2044(b)	GBP	250,000	251,791
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	109,712
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	253,224	258,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount		Value
United Kingdom-(continued)
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	$198,466
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	200,000	257,379
6.45%, 12/10/2031(b)	GBP	300,000	395,702
5.88%, 05/13/2041(b)	GBP	300,000	374,380
4.63%, 10/31/2046(b)	GBP	300,000	313,901
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	250,000	285,125
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	171,313
HSBC Holdings PLC
3.00%, 06/30/2025(b)	EUR	200,000	211,269
2.50%, 03/15/2027(b)	EUR	200,000	207,185
2.63%, 08/16/2028(b)	GBP	400,000	448,383
7.00%, 04/07/2038(b)	GBP	250,000	331,159
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	84,850
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	150,000	187,057
4.88%, 06/07/2032(b)	GBP	200,000	230,304
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	100,000	104,269
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	99,795
Motability Operations Group PLC
3.88%, 01/24/2034(b)	EUR	100,000	106,986
3.63%, 03/10/2036(b)	GBP	200,000	214,494
2.13%, 01/18/2042(b)	GBP	300,000	237,989
5.63%, 01/24/2054(b)	GBP	100,000	126,605
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	284,878
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	108,160
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR	200,000	205,083
4.50%, 11/01/2026(b)	EUR	100,000	108,769
6.13%, 08/21/2028(b)	GBP	200,000	257,262
NatWest Markets PLC
0.13%, 11/12/2025(b)	EUR	100,000	101,123
0.13%, 06/18/2026(b)	EUR	200,000	198,373
6.63%, 06/22/2026(b)	GBP	200,000	256,075
1.38%, 03/02/2027(b)	EUR	100,000	100,265
6.38%, 11/08/2027(b)	GBP	255,000	328,984
Places For People Treasury PLC, 6.25%, 12/06/2041(b)	GBP	200,000	259,940
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	144,172
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	182,061
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	100,000	120,967
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	150,000	200,023
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	242,982
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	104,131
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	258,414

	Principal Amount		Value
United Kingdom-(continued)
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	$231,485
4.38%, 01/18/2038(b)	GBP	200,000	220,328
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	359,192
Thames Water Utilities Finance PLC 4.38%, 01/18/2031(b)	EUR	100,000	93,011
5.13%, 09/28/2037(b)	GBP	200,000	208,802
5.50%, 02/11/2041(b)	GBP	200,000	206,382
7.75%, 04/30/2044(b)	GBP	200,000	237,579
Vodafone Group PLC
1.88%, 09/11/2025(b)	EUR	100,000	104,416
1.13%, 11/20/2025(b)	EUR	100,000	102,881
1.63%, 11/24/2030(b)	EUR	200,000	188,862
1.60%, 07/29/2031(b)	EUR	151,000	140,487
3.38%, 08/08/2049(b)	GBP	300,000	254,225
5.13%, 12/02/2052(b)	GBP	200,000	222,986
3.00%, 08/12/2056(b)	GBP	400,000	295,432

			16,925,276

United States-2.78%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	303,759
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	100,000	102,935
1.23%, 05/08/2031(b)	EUR	100,000	90,740
2.82%, 04/07/2032(b)	EUR	100,000	100,445
Medtronic Global Holdings S.C.A.
3.13%, 10/15/2031	EUR	100,000	104,335
3.38%, 10/15/2034	EUR	100,000	104,881
1.38%, 10/15/2040	EUR	200,000	152,055
1.63%, 10/15/2050	EUR	100,000	69,781
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	150,000	157,566
1.63%, 01/20/2027(b)	EUR	200,000	205,109
0.50%, 11/08/2031(b)	EUR	100,000	86,168
1.88%, 04/07/2032(b)	EUR	100,000	94,747
1.25%, 11/11/2032(b)	EUR	100,000	89,334
0.88%, 11/08/2039(b)	EUR	200,000	142,646
1.75%, 09/10/2052(b)	GBP	200,000	118,829
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	100,000	107,119
2.75%, 05/15/2026(b)	EUR	100,000	104,795
0.63%, 03/30/2027(b)	EUR	100,000	98,214
4.50%, 07/07/2028(b)	EUR	200,000	220,811
0.75%, 01/18/2029(b)	EUR	100,000	93,489
4.38%, 03/14/2030(b)	EUR	200,000	221,044
4.25%, 06/16/2031(b)	EUR	200,000	219,130
2.75%, 04/01/2032(b)	EUR	100,000	98,895
1.25%, 06/20/2033(b)	EUR	200,000	170,826
Toyota Motor Credit Corp., 0.13%, 11/05/2027(b)	EUR	200,000	190,642

			3,448,295

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $133,412,129)			121,905,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $183,894)	183,894	$183,894

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $133,596,023)		122,089,703

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.12%
Invesco Private Government Fund, 5.29%(d)(e)(f)	41,795	41,795

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	104,406	$104,437

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $146,234)		146,232

TOTAL INVESTMENTS IN SECURITIES-98.53% (Cost $133,742,257)		122,235,935
OTHER ASSETS LESS LIABILITIES-1.47%		1,820,644

NET ASSETS-100.00%.		$124,056,579

Investment Abbreviations:

AUD-Australian Dollar

CAD-Canadian Dollar

EUR-Euro GBP-British Pound Sterling

JPY-Japanese Yen

NOK-Norwegian Krone

NZD-New Zealand Dollar

SEK-Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $96,570,115, which represented 77.84% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,669	$4,304,851	$(4,172,626)	$-	$-	$183,894	$3,637
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,733	135,400	(130,338)	-	-	41,795	1,125	*
Invesco Private Prime Fund	93,585	288,603	(277,769)	(5)	23	104,437	2,989	*

Total	$181,987	$4,728,854	$(4,580,733)	$(5)	$23	$330,126	$7,751

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	53.78

Utilities	13.77

Industrials	6.63

Communication Services	6.37

Energy	4.27

Consumer Discretionary	3.94

Sector Types Each Less Than 3%	9.50

Money Market Funds Plus Other Assets Less Liabilities	1.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

April 30, 2024

(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$53,524,061	$1,418,036,058	$131,949,451	$121,905,809
Affiliated investments in securities, at value	97,585	62,954,885	9,382,926	330,126
Cash	-	-	141,485	-
Foreign currencies, at value	-	98,621	22,395	24,850
Deposits with brokers:
Cash segregated as collateral	-	1,266,047	-	-
Receivable for:
Dividends and interest	89,621	20,543,250	2,199,389	1,836,398
Securities lending	-	29,500	9,003	40
Investments sold	2,977,757	-	623,888	3,231,598
Fund shares sold	-	1,208,491	-	-
Foreign tax reclaims	-	-	-	4,245
Investments matured, at value	-	-	124,640	-

Total assets	56,689,024	1,504,136,852	144,453,177	127,333,066

Liabilities:
Due to custodian	-	9,969	-	-
Payable for:
Investments purchased	3,064,392	1,208,491	1,255,166	3,079,294
Collateral upon return of securities loaned	-	57,902,894	8,529,136	146,234
Collateral upon receipt of securities in-kind	-	1,266,047	-	-
Accrued unitary management fees	3,528	602,456	38,468	50,959

Total liabilities	3,067,920	60,989,857	9,822,770	3,276,487

Net Assets	$53,621,104	$1,443,146,995	$134,630,407	$124,056,579

Net assets consist of:
Shares of beneficial interest	$57,336,438	$2,685,520,017	$180,436,138	$145,451,085
Distributable earnings (loss)	(3,715,334)	(1,242,373,022)	(45,805,731)	(21,394,506)

Net Assets	$53,621,104	$1,443,146,995	$134,630,407	$124,056,579

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,140,001	73,100,000	6,950,000	5,700,000
Net asset value	$25.06	$19.74	$19.37	$21.76

Market price	$25.05	$19.63	$19.35	$21.74

Unaffiliated investments in securities, at cost	$55,898,451	$1,644,853,616	$132,302,009	$133,412,129

Affiliated investments in securities, at cost	$97,585	$62,961,315	$9,383,769	$330,128

Foreign currencies, at cost	$-	$98,086	$20,810	$24,842

Investments matured, at cost	$-	$-	$5,728,037	$-

(a)Includes securities on loan with an aggregate value of:	$-	$55,250,593	$8,148,858	$135,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Statements of Operations

For the six months ended April 30, 2024

(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$580,131	$51,546,795	$5,321,032	$2,170,543
Unaffiliated dividend income	-	165	42	975
Affiliated dividend income	1,190	122,556	19,165	3,637
Securities lending income, net	-	163,909	22,067	93
Foreign withholding tax	-	-	-	(1,129)

Total investment income	581,321	51,833,425	5,362,306	2,174,119

Expenses:
Unitary management fees	24,193	3,623,488	233,052	315,389

Less: Waivers	(22)	(2,278)	(355)	(66)

Net expenses	24,171	3,621,210	232,697	315,323

Net investment income	557,150	48,212,215	5,129,609	1,858,796

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(382,681)	(26,143,071)	(2,870,491)	(1,025,226)
Affiliated investment securities	-	11,070	464	23
In-kind redemptions	(401,686)	54,984	131,770	27,218
Foreign currencies	-	148	(657)	(5,138)

Net realized gain (loss)	(784,367)	(26,076,869)	(2,738,914)	(1,003,123)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,289,056	159,412,591	8,445,151	6,814,619
Affiliated investment securities	-	(7,253)	(950)	(5)
Foreign currencies	-	444	1,164	19,084

Change in net unrealized appreciation	2,289,056	159,405,782	8,445,365	6,833,698

Net realized and unrealized gain	1,504,689	133,328,913	5,706,451	5,830,575

Net increase in net assets resulting from operations	$2,061,839	$181,541,128	$10,836,060	$7,689,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

			Invesco Emerging
	Invesco 0-5 Yr US		Markets Sovereign
	TIPS ETF (PBTP)		Debt ETF (PCY)
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Operations:
Net investment income	$557,150	$2,289,939	$48,212,215	$107,478,960
Net realized gain (loss)	(784,367)	(3,324,374)	(26,076,869)	(151,216,714)
Change in net unrealized appreciation	2,289,056	3,642,001	159,405,782	221,762,865

Net increase in net assets resulting from operations	2,061,839	2,607,566	181,541,128	178,025,111

Distributions to Shareholders from:
Distributable earnings	(468,807)	(2,729,272)	(49,638,648)	(106,197,876)
Return of capital	-	-	-	-

Total distributions to shareholders	(468,807)	(2,729,272)	(49,638,648)	(106,197,876)

Shareholder Transactions:
Proceeds from shares sold	6,643,106	8,165,188	158,590,279	251,632,488
Value of shares repurchased	(23,708,638)	(60,585,301)	(131,577,314)	(468,608,044)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(17,065,532)	(52,420,113)	27,012,965	(216,975,556)

Net increase (decrease) in net assets	(15,472,500)	(52,541,819)	158,915,445	(145,148,321)

Net assets:
Beginning of period	69,093,604	121,635,423	1,284,231,550	1,429,379,871

End of period	$53,621,104	$69,093,604	$1,443,146,995	$1,284,231,550

Changes in Shares Outstanding:
Shares sold	270,000	330,000	7,900,000	13,300,000
Shares repurchased	(950,000)	(2,460,000)	(6,600,000)	(25,000,000)
Shares outstanding, beginning of period	2,820,001	4,950,001	71,800,000	83,500,000

Shares outstanding, end of period	2,140,001	2,820,001	73,100,000	71,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Year Ended October 31, 2023

$5,129,609	$12,557,612	$1,858,796	$2,649,044
(2,738,914)	(9,429,798)	(1,003,123)	(5,441,321)
8,445,365	6,286,325	6,833,698	9,420,565

10,836,060	9,414,139	7,689,371	6,628,288

(5,368,342)	(12,537,741)	(1,818,825)	(1,278,167)
-	(118,421)	-	(1,282,836)

(5,368,342)	(12,656,162)	(1,818,825)	(2,561,003)

3,911,078	42,370,320	9,992,132	31,217,252
(4,904,440)	(95,776,785)	(7,737,669)	(16,989,753)
-	-	16,710	10,978

(993,362)	(53,406,465)	2,271,173	14,238,477

4,474,356	(56,648,488)	8,141,719	18,305,762

130,156,051	186,804,539	115,914,860	97,609,098

$134,630,407	$130,156,051	$124,056,579	$115,914,860

200,000	2,200,000	450,000	1,450,000
(250,000)	(5,000,000)	(350,000)	(800,000)
7,000,000	9,800,000	5,600,000	4,950,000

6,950,000	7,000,000	5,700,000	5,600,000

31

Financial Highlights

Invesco 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$24.50		$24.57	$26.68	$25.74	$24.89	$24.40

Net investment income(a)	0.20		0.61	1.58	1.12	0.35	0.59
Net realized and unrealized gain (loss) on investments	0.52		0.04	(2.29)	0.53	0.71	0.39

Total from investment operations	0.72		0.65	(0.71)	1.65	1.06	0.98

Distributions to shareholders from:
Net investment income	(0.16)		(0.71)	(1.39)	(0.69)	(0.21)	(0.49)
Net realized gains	-		(0.01)	(0.01)	(0.02)	-	-

Total distributions	(0.16)		(0.72)	(1.40)	(0.71)	(0.21)	(0.49)

Net asset value at end of period	$25.06		$24.50	$24.57	$26.68	$25.74	$24.89

Market price at end of period(b)	$25.05		$24.51	$24.59	$26.70	$25.75	$24.90

Net Asset Value Total Return(c)	2.94%		2.66%	(2.79)%	6.46%	4.28%	4.04%
Market Price Total Return(c)	2.86%		2.62%	(2.78)%	6.50%	4.28%	4.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,621		$69,094	$121,635	$52,826	$12,870	$7,467
Ratio to average net assets of:
Expenses	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.20	%(e)
Net investment income	1.61	%(d)	2.47%	6.14%	4.26%	1.40%	2.39	%(e)
Portfolio turnover rate(f)	19%		33%	27%	28%	29%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.13%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$17.89		$17.12	$26.76	$26.89	$29.12	$26.20

Net investment income(a)	0.66		1.30	1.25	1.23	1.28	1.41
Net realized and unrealized gain (loss) on investments	1.87		0.76	(9.61)	(0.10)	(2.20)	2.93

Total from investment operations	2.53		2.06	(8.36)	1.13	(0.92)	4.34

Distributions to shareholders from:
Net investment income	(0.68)		(1.29)	(1.28)	(1.26)	(1.31)	(1.42)

Net asset value at end of period	$19.74		$17.89	$17.12	$26.76	$26.89	$29.12

Market price at end of period(b)	$19.63		$17.83	$16.88	$26.73	$26.81	$29.13

Net Asset Value Total Return(c)	14.19%		11.89%	(31.97)%	4.17%	(3.07)%	16.91%
Market Price Total Return(c)	13.93%		13.12%	(32.83)%	4.38%	(3.38)%	17.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,443,147		$1,284,232	$1,429,380	$2,723,916	$2,675,446	$3,535,387
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.65	%(d)	6.84%	5.73%	4.47%	4.63%	5.03%
Portfolio turnover rate(e)	19%		32%	40%	41%	28%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$18.59		$19.06	$21.59	$21.58	$22.82	$23.14

Net investment income(a)	0.75		1.39	0.86	0.96	1.18	1.20
Net realized and unrealized gain (loss) on investments	0.81		(0.43)	(2.40)	0.18	(1.20)	(0.32)

Total from investment operations.	1.56		0.96	(1.54)	1.14	(0.02)	0.88

Distributions to shareholders from:
Net investment income	(0.78)		(1.42)	(0.87)	(0.96)	(1.19)	(1.20)
Return of capital	-		(0.01)	(0.12)	(0.17)	(0.03)	-

Total distributions	(0.78)		(1.43)	(0.99)	(1.13)	(1.22)	(1.20)

Net asset value at end of period	$19.37		$18.59	$19.06	$21.59	$21.58	$22.82

Market price at end of period(b)	$19.35		$18.55	$18.96	$21.62	$21.59	$22.81

Net Asset Value Total Return(c)	8.44%		5.06%	(7.26)%	5.33%	0.02%	3.90%
Market Price Total Return(c)	8.55%		5.40%	(7.87)%	5.42%	0.15%	4.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$134,630		$130,156	$186,805	$236,363	$196,355	$230,477
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.70	%(d)	7.22%	4.29%	4.36%	5.39%	5.21%
Portfolio turnover rate(e)	11%		141%	58%	59%	54%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$20.70		$19.72	$28.27	$28.10	$26.96	$25.31

Net investment income(a)	0.32		0.50	0.26	0.29	0.34	0.39
Net realized and unrealized gain (loss) on investments	1.06		0.97	(8.39)	0.20	1.13	1.65

Total from investment operations	1.38		1.47	(8.13)	0.49	1.47	2.04

Distributions to shareholders from:
Net investment income	(0.32)		(0.25)	(0.14)	(0.29)	(0.34)	(0.23)
Net realized gains	-		-	(0.09)	(0.03)	-	-
Return of capital	-		(0.24)	(0.19)	-	-	(0.16)

Total distributions	(0.32)		(0.49)	(0.42)	(0.32)	(0.34)	(0.39)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.00	(b)

Net asset value at end of period	$21.76		$20.70	$19.72	$28.27	$28.10	$26.96

Market price at end of period(c)	$21.74		$20.75	$19.73	$28.31	$28.15	$26.84

Net Asset Value Total Return(d)	6.64%		7.38%	(29.02)%	1.73%	5.57%	8.12%
Market Price Total Return(d)	6.28%		7.58%	(29.09)%	1.69%	6.24%	7.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$124,057		$115,915	$97,609	$122,979	$118,025	$111,878
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.51	%(f)
Net investment income	2.95	%(e)	2.36%	1.08%	0.99%	1.27%	1.49	%(f)
Portfolio turnover rate(g)	15%		34%	28%	22%	22%	23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco 0-5 Yr US TIPS ETF (PBTP)	“0-5 Yr US TIPS ETF”

Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	“Global ex-US High Yield Corporate Bond ETF”

Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange

0-5 Yr US TIPS ETF	Cboe BZX Exchange, Inc.

Emerging Markets Sovereign Debt ETF	NYSE Arca, Inc.

Global ex-US High Yield Corporate Bond ETF	NYSE Arca, Inc.

International Corporate Bond ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM

Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index

Global ex-US High Yield Corporate Bond ETF	ICE USD Global High Yield Excluding US Issuers Constrained Index

International Corporate Bond ETF	S&P International Corporate Bond Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

36

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair

37

valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except 0-5 Yr US TIPS ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. 0-5 Yr US TIPS ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

38

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Treasury Inflation-Protected Securities - 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the

39

borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, there were no affiliated securities lending transactions with Invesco.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

M.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

40

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which Emerging Markets Sovereign Debt ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Financial Markets Regulatory Risk. Policy changes by the U.S. Government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. Government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Funds, including by adversely impacting the Funds’ operations, universe of potential investment options, and return potential.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.

41

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Restricted Securities Risk. Certain Funds may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933. Regulation S securities are securities of U.S. and non-U.S.

42

issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

0-5 Yr US TIPS ETF	0.07%

Emerging Markets Sovereign Debt ETF	0.50%

Global ex-US High Yield Corporate Bond ETF	0.35%

International Corporate Bond ETF	0.50%

Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

43

For the six months ended April 30, 2024, the Adviser waived fees for each Fund in the following amounts:

0-5 Yr US TIPS ETF	$22

Emerging Markets Sovereign Debt ETF	2,278

Global ex-US High Yield Corporate Bond ETF	355

International Corporate Bond ETF	66

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

0-5 Yr US TIPS ETF	ICE Data Indices, LLC

Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.

Global ex-US High Yield Corporate Bond ETF	ICE Data Indices, LLC

International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

0-5 Yr US TIPS ETF

Investments in Securities

U.S. Treasury Securities	$-	$53,524,061	$-	$53,524,061

Money Market Funds	97,585	-	-	97,585

Total Investments	$97,585	$53,524,061	$-	$53,621,646

Emerging Markets Sovereign Debt ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,418,036,058	$-	$1,418,036,058

Money Market Funds	5,058,421	57,896,464	-	62,954,885

Total Investments	$5,058,421	$1,475,932,522	$-	$1,480,990,943

44

	Level 1	Level 2	Level 3	Total

Global ex-US High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$131,530,068	$0	$131,530,068

Common Stocks & Other Equity Interests	5,768	263,615	0	269,383

Preferred Stocks	-	-	150,000	150,000

Money Market Funds	854,633	8,528,293	-	9,382,926

Total Investments in Securities	860,401	140,321,976	150,000	141,332,377

Other Investments - Assets

Investments Matured	-	122,610	2,030	124,640

Total Investments	$860,401	$140,444,586	$152,030	$141,457,017

International Corporate Bond ETF

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$-	$121,905,809	$-	$121,905,809

Money Market Funds	183,894	146,232	-	330,126

Total Investments	$183,894	$122,052,041	$-	$122,235,935

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

 Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds had capital loss carryforwards as of October 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

0-5 Yr US TIPS ETF	$120,926	$593,772	$714,698

Emerging Markets Sovereign Debt ETF	322,072,748	662,968,648	985,041,396

Global ex-US High Yield Corporate Bond ETF	9,658,718	27,191,373	36,850,091

International Corporate Bond ETF	3,042,107	5,458,811	8,500,918

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

0-5 Yr US TIPS ETF	$-	$-

Emerging Markets Sovereign Debt ETF	273,452,584	268,259,226

Global ex-US High Yield Corporate Bond ETF	13,728,517	14,210,844

International Corporate Bond ETF	24,862,438	18,902,378

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

0-5 Yr US TIPS ETF	$5,409,977	$21,886,881

Emerging Markets Sovereign Debt ETF	142,090,111	128,704,994

Global ex-US High Yield Corporate Bond ETF	3,844,746	4,904,587

International Corporate Bond ETF	3,157,989	7,528,761

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

45

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

0-5 Yr US TIPS ETF	$688	$(2,590,729)	$(2,590,041)	$56,211,687

Emerging Markets Sovereign Debt ETF	31,759,180	(262,868,834)	(231,109,654)	1,712,100,597

Global ex-US High Yield Corporate Bond ETF	3,490,702	(9,470,687)	(5,979,985)	147,437,002

International Corporate Bond ETF	1,328,890	(13,240,219)	(11,911,329)	134,147,264

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

46

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco 0-5 Yr US TIPS ETF (PBTP)

Actual	$1,000.00	$1,029.40	0.07%	$0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.52	0.07	0.35

Invesco Emerging Markets Sovereign Debt ETF (PCY)

Actual	1,000.00	1,141.90	0.50	2.66

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)

Actual	1,000.00	1,084.40	0.35	1.81

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco International Corporate Bond ETF (PICB)

Actual	1,000.00	1,066.40	0.50	2.57

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

47

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 0-5 Yr US TIPS ETF	Invesco PHLX Semiconductor ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized	Invesco Preferred ETF
Commerce ETF	Invesco Russell 1000 Equal Weight ETF
Invesco Alerian Galaxy Crypto Economy ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco Dorsey Wright Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco Dorsey Wright SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 QVM Multi-factor ETF
Invesco Equal Weight 0-30 Year Treasury ETF	Invesco S&P 500 Revenue ETF
Invesco ESG NASDAQ 100 ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco ESG NASDAQ Next Gen 100 ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco ESG S&P 500 Equal Weight ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Floating Rate Municipal Income ETF	Invesco S&P International Developed Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P International Developed Quality ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P MidCap Low Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco Global Clean Energy ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco Global ex-US High Yield Corporate Bond ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco Global Water ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P SmallCap Energy ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Industrials ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Information Technology ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap Materials ETF
Invesco MSCI USA ETFInvesco NASDAQ 100 ETF	Invesco S&P SmallCap Quality ETF
Invesco Nasdaq Biotechnology ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco NASDAQ Future Gen 200 ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco NASDAQ Metaverse ETF	Invesco Senior Loan ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco Short Term Treasury ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco Taxable Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

48

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;

•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;

•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;

•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

49

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

•

0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

•

0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;

•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

•

0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;

•

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

•

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

•

0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;

•

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

•

0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;

•

0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;

•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and

•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

50

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X

Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X

Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X

Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X

Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X

Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X		X

51

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X

Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X

Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

52

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

53

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. No single factor was determinative in the Board’s analysis.

54

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2024

EELV  Invesco S&P Emerging Markets Low Volatility ETF

EEMO Invesco S&P Emerging Markets Momentum ETF

IDLV   Invesco S&P International Developed Low Volatility ETF

IDMO  Invesco S&P International Developed Momentum ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.41%
Brazil-6.62%
Ambev S.A.	740,500	$1,735,848
Banco do Brasil S.A.	296,600	1,569,094
Banco Santander Brasil S.A.	314,600	1,754,151
BB Seguridade Participacoes S.A.	292,400	1,816,534
Caixa Seguridade Participacoes S.A.	605,600	1,829,734
CCR S.A.	610,200	1,451,596
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	382,600	1,843,206
Cia Paranaense de Energia, Class B, Preference Shares	877,000	1,538,062
CPFL Energia S.A.	258,700	1,592,200
ENGIE Brasil Energia S.A.	296,600	2,340,480
Equatorial Energia S.A.	267,200	1,576,980
Itau Unibanco Holding S.A., Preference Shares	272,300	1,647,533
Itausa S.A., Preference Shares	964,850	1,779,623
Klabin S.A.	403,300	1,792,756
Raia Drogasil S.A.	331,800	1,637,523
Telefonica Brasil S.A.	191,100	1,745,418
TIM S.A.	520,000	1,766,742

		29,417,480

Chile-1.18%
Banco de Chile	15,819,931	1,762,182
Banco de Credito e Inversiones S.A.	62,149	1,820,138
Banco Santander Chile	36,086,412	1,641,836

		5,224,156

China-2.57%
Bank of China Ltd., H Shares	4,561,746	2,058,886
CGN Power Co. Ltd., H Shares(a)	5,565,085	1,871,346
Chongqing Rural Commercial Bank Co. Ltd., H Shares.	4,866,402	2,090,614
Nongfu Spring Co. Ltd., H Shares(a)	343,078	2,026,569
Want Want China Holdings Ltd.	3,272,664	1,870,405
Zhejiang Expressway Co. Ltd., H Shares	2,277,254	1,493,673

		11,411,493

Czech Republic-0.53%
Komercni banka A.S.	63,649	2,350,507

Greece-0.81%
Hellenic Telecommunications Organization S.A.	125,370	1,914,262
OPAP S.A.	101,043	1,686,509

		3,600,771

Hungary-0.96%
MOL Hungarian Oil & Gas PLC(b)	276,168	2,273,952
Richter Gedeon Nyrt	78,347	2,001,753

		4,275,705

India-1.37%
Dr. Reddy’s Laboratories Ltd., ADR(b)	27,722	2,036,735
ICICI Bank Ltd., ADR(b)	80,837	2,225,443
Reliance Industries Ltd., GDR(a)	25,734	1,819,394

		6,081,572

Indonesia-3.03%
PT Astra International Tbk	5,279,176	1,672,064

	Shares	Value
Indonesia-(continued)
PT Bank Central Asia Tbk	3,932,279	$2,370,008
PT Bank Mandiri (Persero) Tbk	3,917,868	1,662,564
PT Bank Negara Indonesia (Persero) Tbk	5,100,228	1,646,753
PT Bank Rakyat Indonesia (Persero) Tbk	4,789,848	1,455,218
PT Capital Financial Indonesia Tbk(c)	30,626,100	970,015
PT Indofood Sukses Makmur Tbk	5,308,782	2,040,583
PT Telkom Indonesia (Persero) Tbk	8,472,349	1,651,743

		13,468,948

Kuwait-3.82%
Agility Public Warehousing Co. K.S.C.P.	971,997	997,244
Boubyan Bank K.S.C.P.	1,238,168	2,367,795
Burgan Bank SAK	3,047,786	1,791,069
Gulf Bank K.S.C.P.	2,600,191	2,178,082
Kuwait Finance House K.S.C.P.	1,223,921	2,861,114
Mabanee Co. K.P.S.C.	790,591	2,022,681
Mobile Telecommunications Co. K.S.C.P.	1,495,429	2,369,381
National Bank of Kuwait S.A.K.P.	853,919	2,398,182

		16,985,548

Malaysia-12.65%
CIMB Group Holdings Bhd	2,093,800	2,899,951
Gamuda Bhd	1,574,900	1,752,272
Genting Bhd	2,019,500	1,912,654
Genting Malaysia Bhd	3,937,200	2,177,938
Hong Leong Bank Bhd	940,700	3,804,193
IHH Healthcare Bhd	2,513,547	3,333,840
Kuala Lumpur Kepong Bhd	409,600	1,985,991
Malayan Banking Bhd	2,165,792	4,415,538
Malaysia Airports Holdings Bhd	1,397,500	2,928,235
Nestle Malaysia Bhd	118,600	3,161,010
Petronas Chemicals Group Bhd	1,172,200	1,665,273
Petronas Gas Bhd	1,009,700	3,808,193
Press Metal Aluminium Holdings Bhd	2,071,500	2,330,845
Public Bank Bhd	3,610,500	3,116,870
QL Resources Bhd	2,286,800	3,076,219
RHB Bank Bhd	3,222,400	3,713,609
Sime Darby Bhd	3,775,300	2,214,948
Sunway Bhd	2,804,400	2,068,410
Telekom Malaysia Bhd	2,264,000	2,936,440
Tenaga Nasional Bhd	1,170,472	2,933,231

		56,235,660

Mexico-3.01%
America Movil S.A.B. de C.V., Class B	2,002,811	1,917,179
Arca Continental S.A.B. de C.V.	176,800	1,734,121
Coca-Cola FEMSA S.A.B. de C.V.	185,375	1,849,017
El Puerto de Liverpool S.A.B. de C.V., Class C-1	272,361	2,184,835
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	146,514	1,723,325
Grupo Elektra S.A.B. de C.V.	35,794	2,322,676
Wal-Mart de Mexico S.A.B. de C.V., Series V	437,728	1,642,138

		13,373,291

Philippines-0.39%
SM Investments Corp.	106,050	1,743,987

Poland-0.44%
Orange Polska S.A.(b)	997,115	1,936,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Qatar-1.59%
Commercial Bank P.S.Q.C. (The)	1,232,015	$1,405,262
Qatar Fuel Q.S.C.	532,263	2,113,849
Qatar International Islamic Bank Q.S.C.	630,141	1,741,065
Qatar National Bank Q.P.S.C., Class B	476,557	1,815,393

		7,075,569

Romania-0.44%
NEPI Rockcastle N.V.(b)	291,179	1,963,284

Russia-0.25%
Mobile TeleSystems PJSC, ADR(c)(e)	206,291	0
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	1,130,348

		1,130,348

Saudi Arabia-6.65%
Advanced Petrochemical Co.	215,060	2,448,425
Al Rajhi Bank	86,064	1,833,444
Bank Al-Jazira(c)	448,720	1,938,160
Jarir Marketing Co.	570,066	2,057,989
Nahdi Medical Co.	44,906	1,654,671
Rabigh Refining & Petrochemical Co.(c)	782,410	1,572,914
SABIC Agri-Nutrients Co.	57,700	1,781,491
Sahara International Petrochemical Co.	216,749	1,982,214
Saudi Arabian Oil Co.(a)	328,864	2,639,259
Saudi Basic Industries Corp.	110,337	2,485,863
Saudi Electricity Co.	336,425	1,670,195
Saudi Investment Bank (The)	467,497	2,104,023
Saudi Kayan Petrochemical Co.(c)	652,797	1,630,861
Saudi Telecom Co.	168,976	1,696,248
Yanbu National Petrochemical Co., Class A	199,968	2,066,005

		29,561,762

South Africa-3.80%
Bid Corp. Ltd.	70,080	1,605,738
Clicks Group Ltd.	111,979	1,733,162
Discovery Ltd.	302,765	1,932,743
Nedbank Group Ltd.	144,187	1,751,082
Old Mutual Ltd.(b)	2,754,771	1,611,708
OUTsurance Group Ltd.(b)	882,949	1,901,779
Remgro Ltd.	241,958	1,578,871
Sanlam Ltd.(b)	429,896	1,552,913
Shoprite Holdings Ltd.	119,062	1,591,337
Vodacom Group Ltd.	341,136	1,638,157

		16,897,490

South Korea-4.54%
BNK Financial Group, Inc.	381,554	2,316,213
Cheil Worldwide, Inc.	147,254	2,015,806
Industrial Bank of Korea	230,020	2,321,669
Korean Air Lines Co. Ltd.	102,301	1,550,688
KT&G Corp.	33,683	2,178,757
LG Uplus Corp.	323,893	2,308,332
NH Investment & Securities Co. Ltd.	228,088	2,061,225
Samsung Electronics Co. Ltd.	36,341	2,037,789
Samsung Securities Co. Ltd.	54,816	1,511,099
Woori Financial Group, Inc.	184,107	1,895,552

		20,197,130

Taiwan-30.02%
Asia Cement Corp.	1,992,872	2,674,544
Catcher Technology Co. Ltd.	359,615	2,407,594
Cathay Financial Holding Co. Ltd.	1,866,198	2,894,263

	Shares	Value
Taiwan-(continued)
Chang Hwa Commercial Bank Ltd.	7,171,667	$4,019,499
Cheng Shin Rubber Industry Co. Ltd.	1,204,046	1,743,467
China Development Financial Holding Corp.(c)	6,372,768	2,671,466
China Steel Corp.	3,572,689	2,726,532
Chunghwa Telecom Co. Ltd.	1,062,137	4,044,745
CTBC Financial Holding Co. Ltd.	2,558,730	2,679,587
E.Sun Financial Holding Co. Ltd.	4,168,411	3,507,600
Far Eastern New Century Corp.	2,616,000	2,611,019
Far EasTone Telecommunications Co. Ltd.	964,810	2,394,099
First Financial Holding Co. Ltd.	4,084,200	3,430,467
Formosa Chemicals & Fibre Corp.	1,455,271	2,480,423
Formosa Petrochemical Corp.	1,020,831	2,263,497
Formosa Plastics Corp.	1,323,542	2,784,308
Foxconn Technology Co. Ltd.	1,203,000	2,275,806
Fubon Financial Holding Co. Ltd.	1,296,147	2,750,561
Highwealth Construction Corp.	3,063,550	4,167,903
Hon Hai Precision Industry Co. Ltd.	660,017	3,162,049
Hua Nan Financial Holdings Co. Ltd.	4,649,650	3,377,072
Mega Financial Holding Co. Ltd.	2,035,177	2,500,064
Nan Ya Plastics Corp.	1,345,930	2,343,659
Pegatron Corp.	645,061	1,935,460
Pou Chen Corp.	2,661,426	2,954,688
President Chain Store Corp.	400,000	3,365,887
Radiant Opto-Electronics Corp.	370,028	2,261,396
Ruentex Industries Ltd.	964,000	1,782,225
Shanghai Commercial & Savings Bank Ltd. (The)	1,793,902	2,559,018
Shin Kong Financial Holding Co. Ltd.(c)	8,906,532	2,360,524
Simplo Technology Co. Ltd.	126,000	1,694,859
SinoPac Financial Holdings Co. Ltd.	4,733,470	3,190,826
Synnex Technology International Corp.	956,021	2,342,930
TA Chen Stainless Pipe	2,040,232	2,305,772
Taichung Commercial Bank Co. Ltd.	6,412,000	3,485,425
Taishin Financial Holding Co. Ltd.	6,045,036	3,332,363
Taiwan Business Bank	5,817,537	3,028,292
Taiwan Cement Corp.	2,431,900	2,393,661
Taiwan Cooperative Financial Holding Co. Ltd.	4,384,870	3,528,149
Taiwan Fertilizer Co. Ltd.	1,141,677	2,293,031
Taiwan High Speed Rail Corp.	3,553,000	3,262,536
Taiwan Mobile Co. Ltd.	1,265,800	4,042,847
Taiwan Secom Co. Ltd.	555,000	2,190,206
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	1,916,651
Uni-President Enterprises Corp.	1,133,181	2,662,255
United Microelectronics Corp.	1,078,000	1,678,478
Yuanta Financial Holding Co. Ltd.	3,238,230	3,048,085
Yulon Finance Corp.	439,657	1,998,318
Zhen Ding Technology Holding Ltd.	539,000	1,920,152

		133,444,258

Thailand-9.75%
Advanced Info Service PCL, NVDR	431,384	2,298,930
Airports of Thailand PCL, NVDR	1,163,226	2,048,044
Bangkok Bank PCL, NVDR	574,799	2,124,864
Bangkok Dusit Medical Services PCL, NVDR	2,380,474	1,862,756
Bangkok Expressway & Metro PCL, NVDR	8,307,800	1,860,624
Bumrungrad Hospital PCL, NVDR	264,013	1,745,364
Central Pattana PCL, NVDR	955,145	1,636,582
CP ALL PCL, NVDR	1,246,640	1,934,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Thailand-(continued)
Home Product Center PCL, NVDR	5,966,865	$1,674,458
Intouch Holdings PCL, NVDR	1,114,035	2,014,041
Kasikornbank PCL, NVDR	571,632	2,012,897
Kiatnakin Phatra Bank PCL, NVDR	1,245,482	1,747,573
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2026(c)	191,544	8,786
Krung Thai Bank PCL, NVDR	4,110,188	1,863,226
Land & Houses PCL, NVDR	11,322,957	2,276,202
PTT Oil & Retail Business PCL, NVDR	3,534,668	1,783,548
PTT PCL, NVDR	2,306,365	2,100,373
Ratch Group PCL, NVDR	2,260,699	1,753,780
SCB X PCL, NVDR	697,558	2,004,585
Siam Cement PCL (The), NVDR	310,923	2,089,040
Thai Beverage PCL(b)	5,114,501	1,856,409
Thai Union Group PCL, NVDR	4,223,131	1,697,913
Tisco Financial Group PCL, NVDR	1,118,932	2,936,215

		43,330,419

United Arab Emirates-4.99%
Abu Dhabi Commercial Bank PJSC	944,529	2,147,300
Abu Dhabi National Oil Co. for Distribution PJSC	1,936,287	1,839,865
Abu Dhabi Ports Co. PJSC(c)	1,475,811	2,334,521
Agility Global PLC(c)(e)	1,980,366	48,235
Borouge PLC	4,180,820	2,788,807
Dubai Electricity and Water Authority PJSC	3,445,140	2,204,274
Dubai Islamic Bank PJSC	1,312,764	1,987,249
Emirates NBD Bank PJSC	371,529	1,719,620
Emirates Telecommunications Group Co. PJSC	389,228	1,801,540
Fertiglobe PLC.	2,354,322	1,788,385
First Abu Dhabi Bank PJSC	516,485	1,754,944
Salik Co. PJSC	1,847,121	1,740,052

		22,154,792

Total Common Stocks & Other Equity Interests (Cost $432,647,359)		441,861,081

	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g) (Cost $742,038)	742,038	$742,038

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $433,389,397)		442,603,119

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.95%
Invesco Private Government Fund, 5.29%(f)(g)(h)	2,430,289	2,430,289
Invesco Private Prime Fund, 5.46%(f)(g)(h)	6,248,800	6,250,675

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,681,252)		8,680,964

TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $442,070,649)		451,284,083
OTHER ASSETS LESS LIABILITIES-(1.53)%		(6,815,792)

NET ASSETS-100.00%.		$444,468,291

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $9,486,916, which represented 2.13% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 23,335,429	$(22,593,391)	$ -	$ -	$ 742,038	$ 26,893

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,448,834	28,335,659	(30,354,204)	-	-	2,430,289	96,794	*

Invesco Private Prime Fund	11,443,704	62,522,707	(67,719,415)	(209)	3,888	6,250,675	253,436	*

Total	$15,892,538	$114,193,795	$(120,667,010)	$(209)	$3,888	$9,423,002	$377,123

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	38.31

Consumer Staples	10.33

Materials	10.09

Communication Services	9.11

Industrials	7.64

Information Technology	5.32

Utilities	5.20

Consumer Discretionary	4.90

Energy	3.33

Sector Types Each Less Than 3%	5.18

Money Market Funds Plus Other Assets Less Liabilities	0.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Brazil-8.93%
Banco BTG Pactual S.A., Series CPO	4,494	$28,959
Banco do Brasil S.A.	11,872	62,806
Caixa Seguridade Participacoes S.A.	3,285	9,925
NU Holdings Ltd., Class A(a)	9,225	100,184
Petroleo Brasileiro S.A.	16,359	139,694
Petroleo Brasileiro S.A., Preference Shares	24,544	198,981
TIM S.A.	3,641	12,371
Ultrapar Participacoes S.A.	4,595	22,917

		575,837

Chile-0.40%
Banco Santander Chile	215,782	9,818
Enel Chile S.A.	102,197	6,093
LATAM Airlines Group S.A.(a)	701,964	9,537

		25,448

China-1.06%
Jinan Acetate Chemical Co. Ltd.	259	6,514
PetroChina Co. Ltd., H Shares	65,700	61,994

		68,508

Egypt-0.40%
Commercial International Bank Egypt S.A.E.	17,363	26,090

Greece-1.05%
JUMBO S.A.	494	15,413
Mytilineos S.A.	424	17,319
National Bank of Greece S.A.(a)	1,762	14,243
Piraeus Financial Holdings S.A.(a)	2,751	11,104
Public Power Corp. S.A.(a)	820	9,855

		67,934

Hungary-0.69%
OTP Bank Nyrt	894	44,509

India-51.03%
ABB India Ltd.	225	17,639
Adani Ports & Special Economic Zone Ltd.	2,835	45,018
Adani Power Ltd.(a)	3,738	27,438
AIA Engineering Ltd.	142	6,462
Alkem Laboratories Ltd.	172	9,963
Apollo Hospitals Enterprise Ltd.	412	29,366
Aurobindo Pharma Ltd.	2,259	31,231
Bajaj Auto Ltd.	495	52,822
Bank of Baroda.	3,550	11,977
Bank of Maharashtra	4,018	3,376
Bharat Electronics Ltd.	21,780	61,018
Bharat Heavy Electricals Ltd.	9,099	30,720
Bharat Petroleum Corp. Ltd.	3,888	28,302
Bharti Airtel Ltd.	12,572	199,241
Bosch Ltd.	35	12,314
Canara Bank	1,475	10,995
Central Bank of India Ltd.(a)	2,386	1,923
CG Power and Industrial Solutions Ltd.	2,084	13,836
Cholamandalam Investment and Finance Co. Ltd.	1,724	24,657
Coal India Ltd.	13,795	75,112
Colgate-Palmolive (India) Ltd.	840	28,439
Cummins India Ltd.	596	23,397
Dixon Technologies India Ltd.(b)	200	19,996
DLF Ltd.	4,337	46,358

	Shares	Value
India-(continued)
Dr. Reddy’s Laboratories Ltd.	479	$35,618
Fertilisers and Chemicals Travancore Ltd. (The)	322	2,760
GAIL (India) Ltd.	14,459	36,236
General Insurance Corp. of India(b)	969	4,017
GlaxoSmithKline Pharmaceuticals Ltd.	252	6,303
GMR Airports Infrastructure Ltd.(a)	11,825	12,068
Godrej Properties Ltd.(a)	601	19,071
Grasim Industries Ltd.	1,467	42,402
HCL Technologies Ltd.	4,158	68,104
HDFC Asset Management Co. Ltd.(b)	524	24,459
Hero MotoCorp Ltd.	665	36,209
Hindustan Aeronautics Ltd.(b)	1,326	62,606
Hindustan Petroleum Corp. Ltd.	2,916	17,314
IDBI Bank Ltd.	1,840	1,993
IDFC First Bank Ltd.(a)	11,338	11,163
Indian Hotels Co. Ltd. (The)	3,899	26,952
Indian Oil Corp. Ltd.	23,742	48,047
Indian Railway Finance Corp. Ltd.(b)	14,696	27,697
InterGlobe Aviation Ltd.(a)(b)	397	18,948
ITC Ltd.	9,871	51,540
Jindal Stainless Ltd.	1,872	15,861
JSW Energy Ltd.	1,768	13,340
KPIT Technologies Ltd.	735	13,163
L&T Finance Holdings Ltd.	4,432	8,852
L&T Technology Services Ltd.(b)	127	7,063
Larsen & Toubro Ltd.	3,637	156,676
Linde India Ltd.	80	7,916
Lupin Ltd.	1,543	30,438
Macrotech Developers Ltd.(b)	975	14,474
MakeMyTrip Ltd.(a)	262	17,347
Max Healthcare Institute Ltd.	2,965	29,861
Mazagon Dock Shipbuilders Ltd.	185	5,208
MRF Ltd.	12	19,131
Nestle India Ltd.	1,287	38,677
NHPC Ltd.	14,982	17,274
NMDC Ltd.	5,660	17,258
NTPC Ltd.	30,970	134,813
Oberoi Realty Ltd.	457	8,125
Oil & Natural Gas Corp. Ltd.	22,315	75,648
Oil India Ltd.	1,777	13,208
Oracle Financial Services Software Ltd.	126	11,475
PB Fintech Ltd.(a)	1,805	27,364
Persistent Systems Ltd.	500	20,187
Phoenix Mills Ltd. (The)	393	14,845
Poonawalla Fincorp Ltd.	1,103	6,486
Power Finance Corp. Ltd.	11,648	61,642
Power Grid Corp. of India Ltd.	24,007	86,851
Punjab National Bank.	12,557	21,228
Rail Vikas Nigam Ltd.(b)	4,399	15,100
REC Ltd.	9,930	60,357
Shriram Finance Ltd.	1,445	44,192
Siemens Ltd.	299	20,934
Solar Industries India Ltd.	88	9,459
Sun Pharmaceutical Industries Ltd.	4,406	79,321
Sundaram Finance Ltd.	293	16,666
Supreme Industries Ltd.	230	13,954
Suzlon Energy Ltd.(a)	80,583	40,177
Tata Communications Ltd.	362	7,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
India-(continued)
Tata Consumer Products Ltd.	3,045	$40,449
Tata Motors Ltd.	11,668	140,948
Tata Power Co. Ltd. (The)	8,821	47,495
Thermax Ltd.	147	8,227
Titan Co. Ltd.	2,136	91,886
Torrent Pharmaceuticals Ltd.	481	15,234
Torrent Power Ltd.	1,042	18,747
Trent Ltd.	1,453	76,796
TVS Motor Co. Ltd.	1,532	37,824
UltraTech Cement Ltd.	485	57,965
Union Bank of India Ltd.	6,286	11,617
United Spirits Ltd.	1,103	15,560
Varun Beverages Ltd.	3,013	53,425
Zomato Ltd.(a)	39,148	90,625
Zydus Lifesciences Ltd.	1,420	16,228

		3,290,209

Indonesia-2.31%
PT Bank Mandiri (Persero) Tbk	156,943	66,599
PT Bank Rakyat Indonesia (Persero) Tbk	221,596	67,324
PT Bank Syariah Indonesia Tbk	16,550	2,687
PT Chandra Asri Petrochemical Tbk	26,720	12,448

		149,058

Malaysia-0.92%
IJM Corp. Bhd	8,846	4,486
Sunway Bhd	10,745	7,925
YTL Corp. Bhd	40,730	26,456
YTL Power International Bhd	20,970	20,212

		59,079

Mexico-1.56%
Fomento Economico Mexicano S.A.B. de C.V.,
Series CPO(c)	7,126	83,817
Grupo Carso S.A.B. de C.V., Series A1	2,084	16,479

		100,296

Poland-2.45%
Alior Bank S.A.(a)	396	10,159
Bank Polska Kasa Opieki S.A.	717	29,947
Budimex S.A.(d)	85	14,442
InPost S.A.(a)	727	11,761
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,279	49,189
Powszechny Zaklad Ubezpieczen S.A.	1,785	22,622
Santander Bank Polska S.A.(d)	145	20,096

		158,216

Romania-0.20%
NEPI Rockcastle N.V.	1,882	12,690

Russia-0.00%
Alrosa PJSC(e)	11,439	0
Gazprom PJSC(a)(e)	43,562	0
Severstal PAO(a)(e)	1,045	0

		0

Saudi Arabia-1.22%
Company for Cooperative Insurance (The)	273	10,845
Elm Co.	166	40,480
Etihad Etisalat Co.	1,331	18,454
Saudi Aramco.Base Oil Co.	213	8,609

		78,388

	Shares	Value
South Korea-4.06%
Ecopro Co. Ltd.(a)	490	$37,651
Hanmi Semiconductor Co. Ltd.	357	34,871
Hanwha Aerospace Co. Ltd.	108	16,527
HLB, Inc.(a)	439	35,321
Hyundai Motor Co., First Pfd	82	9,398
Hyundai Motor Co., Preference Shares	11	1,230
Kia Corp.	919	78,462
Kum Yang Co. Ltd.(a)	119	8,102
Meritz Financial Group, Inc.	398	22,865
Posco DX Co. Ltd.	415	12,236
Posco International Corp.	143	4,790

		261,453

Taiwan-18.09%
Accton Technology Corp.	2,353	33,349
Acer, Inc.	13,468	18,674
Alchip Technologies Ltd.	629	60,269
Asia Vital Components Co. Ltd.	2,586	51,939
ASMedia Technology, Inc.	114	6,827
Asustek Computer, Inc.	2,628	34,704
Bora Pharmaceuticals Co. Ltd.	237	5,568
Chicony Electronics Co. Ltd.	4,383	27,257
Compal Electronics, Inc.	14,994	16,485
Compeq Manufacturing Co. Ltd.	3,949	9,362
Elite Material Co. Ltd.	1,732	21,915
Evergreen Marine Corp. Taiwan Ltd.	4,114	23,942
Faraday Technology Corp.	990	8,939
Gigabyte Technology Co. Ltd.	2,640	24,242
Global Unichip Corp.	293	12,328
Gold Circuit Electronics Ltd.	1,760	10,648
International Games System Co. Ltd.	605	18,580
Inventec Corp.	13,342	21,757
Jentech Precision Industrial Co. Ltd.	361	10,832
King Slide Works Co. Ltd.	356	13,448
King Yuan Electronics Co. Ltd.	6,275	18,461
Lite-On Technology Corp.	7,473	22,950
Makalot Industrial Co.Ltd.	916	11,027
MediaTek, Inc.	5,957	181,480
Novatek Microelectronics Corp.	2,114	40,122
Powertech Technology, Inc.	3,902	20,911
Qisda Corp.	6,326	8,043
Quanta Computer, Inc.	20,868	166,626
Radiant Opto-Electronics Corp.	1,957	11,960
Sanyang Motor Co. Ltd.	2,595	6,726
Simplo Technology Co. Ltd.	770	10,357
Taichung Commercial Bank Co. Ltd.	16,214	8,814
Teco Electric and Machinery Co. Ltd.	5,393	9,209
Tripod Technology Corp.	1,983	12,028
Wistron Corp.	21,150	73,722
Wiwynn Corp.	604	43,776
WPG Holdings Ltd.	11,585	31,416
WT Microelectronics Co. Ltd.	3,048	14,041
Yuanta Financial Holding Co. Ltd.	46,502	43,771

		1,166,505

Turkey-4.71%
AG Anadolu Grubu Holding A.S.	615	6,169
Akbank T.A.S.	14,731	27,049
Akcansa Cimento Sanayi ve Ticaret A.S.	238	1,112
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,126	6,347
Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,761	7,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Turkey-(continued)
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.	1,511	$4,378
BIM Birlesik Magazalar A.S.	3,377	40,366
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret
A.S.(a)	307	5,704
Borusan Yatirim ve Pazarlama A.S.	29	2,895
Coca-Cola Icecek A.S.	536	12,003
Dogus Otomotiv Servis ve Ticaret A.S.	113	990
Enerjisa Enerji A.S.(b)	754	1,585
Europower Enerji VE Otomasyon Teknolojileri
Sanayi Ticaret A.S.(a)	299	1,376
Ford Otomotiv Sanayi A.S.	254	8,740
Haci Omer Sabanci Holding A.S.	5,430	15,480
Is Yatirim Menkul Degerler A.S.	2,415	2,788
KOC Holding A.S.	5,483	38,290
Migros Ticaret A.S.	644	8,792
Otokar Otomotiv ve Savunma Sanayi A.S.	176	2,846
Oyak Cimento Fabrikalari A.S.(a)	1,674	3,133
Sok Marketler Ticaret A.S.	1,563	2,814
Turk Hava Yollari AO(a)	2,677	26,955
Turk Traktor ve Ziraat Makineleri A.S.	143	4,072
Turkcell Iletisim Hizmetleri A.S.	4,306	10,746
Turkiye Garanti Bankasi A.S.	3,192	8,129
Turkiye Is Bankasi A.S., Class C	41,063	17,388
Turkiye Petrol Rafinerileri A.S.	3,135	18,959
Turkiye Sigorta A.S.	1,773	3,628
Yapi ve Kredi Bankasi A.S.	13,945	13,903

		303,694

United Arab Emirates-0.85%
Emaar Development PJSC	3,170	7,215

	Shares	Value
United Arab Emirates-(continued)
Emirates NBD Bank PJSC	8,975	$41,541
Salik Co. PJSC	6,707	6,318

		55,074

Total Common Stocks & Other Equity Interests (Cost $5,583,711)		6,442,988

Money Market Funds-1.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g) (Cost $80,825)	80,825	80,825

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-101.18% (Cost $5,664,536)		6,523,813

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.42%
Invesco Private Government Fund, 5.29%(f)(g)(h)	7,602	7,602
Invesco Private Prime Fund, 5.46%(f)(g)(h)	19,548	19,554

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,158)		27,156

TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $5,691,694)		6,550,969
OTHER ASSETS LESS LIABILITIES-(1.60)%		(103,204)

NET ASSETS-100.00%		$6,447,765

Investment Abbreviations:

CPO-Certificates of Ordinary Participation

Pfd.-Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $195,945, which represented 3.04% of the Fund’s Net Assets.

(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	All or a portion of this security was out on loan at April 30, 2024.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$5,499	$424,854	$(349,528)	$-	$-	$80,825	$1,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P Emerging Markets Momentum ETF (EEMO) –(continued)

April 30, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$15,924	$313,720	$(322,042)	$-	$-	$7,602	$387	*

Invesco Private Prime Fund	41,945	664,978	(687,392)	(3)	26	19,554	969	*

Total	$63,368	$1,403,552	$(1,358,962)	$(3)	$26	$107,981	$2,506

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Information Technology	19.22

Financials	18.24

Industrials	12.67

Consumer Discretionary	11.71

Energy	10.86

Utilities	6.92

Consumer Staples	5.93

Health Care	5.03

Communication Services	4.14

Materials	3.31
Real Estate	1.90

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-11.99%
ANZ Group Holdings Ltd.	112,047	$2,048,858
APA Group	401,167	2,167,342
ASX Ltd.	41,839	1,728,167
Aurizon Holdings Ltd.	810,585	2,015,934
Bendigo & Adelaide Bank Ltd.	290,348	1,843,897
Brambles Ltd.	202,364	1,921,143
Coles Group Ltd.	201,556	2,122,881
Commonwealth Bank of Australia	29,152	2,168,226
CSL Ltd.	9,883	1,776,115
Lottery Corp. Ltd. (The)	575,005	1,822,093
Medibank Pvt. Ltd.	731,639	1,691,320
National Australia Bank Ltd.	85,744	1,881,913
Orica Ltd.	184,516	2,168,661
Origin Energy Ltd.	335,472	2,123,928
Qube Holdings Ltd.	866,767	1,874,242
Sonic Healthcare Ltd.	98,197	1,706,969
Steadfast Group Ltd.(a)	542,258	1,996,494
Suncorp Group Ltd.	181,424	1,957,964
Telstra Group Ltd.	1,044,623	2,489,457
Transurban Group.	256,143	2,085,735
Washington H Soul Pattinson & Co. Ltd.(a)	83,661	1,774,807
Wesfarmers Ltd.	50,152	2,175,097
Westpac Banking Corp.(a)	114,702	1,933,547
Woolworths Group Ltd.	104,150	2,157,391

		47,632,181

Austria-0.45%
CA Immobilien Anlagen AG	54,370	1,773,122

Belgium-1.58%
Ackermans & van Haaren N.V.	13,019	2,248,173
Anheuser-Busch InBev S.A./N.V.	30,044	1,804,115
Groupe Bruxelles Lambert N.V.	29,579	2,209,171

		6,261,459

Canada-17.88%
Alimentation Couche-Tard, Inc.	28,857	1,602,642
Bank of Montreal(a)	20,769	1,858,983
Bank of Nova Scotia (The)	39,066	1,795,981
BCE, Inc.(a)	62,887	2,070,371
Canadian Imperial Bank of Commerce	37,393	1,749,008
Canadian National Railway Co.	16,369	1,990,826
Canadian Pacific Kansas City Ltd.	20,566	1,616,718
Canadian Utilities Ltd., Class A(a)	85,662	1,919,188
CGI,Inc.,Class A(b)	17,252	1,751,633
Choice Properties REIT.	188,729	1,788,588
Descartes Systems Group, Inc. (The)(b)	20,839	1,936,995
Dollarama, Inc.	25,993	2,172,753
Emera, Inc.(a)	51,136	1,728,169
Enbridge, Inc.(a)	58,573	2,086,944
FirstService Corp.	11,607	1,708,291
Fortis, Inc.	52,179	2,053,206
George Weston Ltd.	13,859	1,827,590
Great-West Lifeco, Inc.	76,287	2,260,541
Hydro One Ltd.(c)	67,679	1,899,554
Intact Financial Corp.	12,176	2,005,360
Keyera Corp.	76,965	1,978,676
Loblaw Cos. Ltd.	18,678	2,052,357

	Shares	Value
Canada-(continued)
Manulife Financial Corp.	74,692	$1,745,722
Metro, Inc.	39,539	2,026,667
National Bank of Canada	22,949	1,846,477
Pembina Pipeline Corp.(a)	62,597	2,207,081
Power Corp. of Canada	74,892	1,999,518
Restaurant Brands International, Inc.	22,844	1,736,600
Royal Bank of Canada(a)	23,174	2,246,639
Stantec, Inc.	21,561	1,720,203
Sun Life Financial, Inc.	44,471	2,275,260
TELUS Corp.	111,505	1,794,501
Thomson Reuters Corp.	11,743	1,777,284
TMX Group Ltd.	89,455	2,373,356
Toromont Industries Ltd.	19,647	1,801,887
Toronto-Dominion Bank (The)	32,008	1,902,750
WSP Global, Inc.	11,460	1,742,460

		71,050,779

China-0.43%
Wilmar International Ltd.	729,500	1,727,798

Denmark-0.93%
Carlsberg A/S, Class B	14,210	1,921,462
Tryg A/S.	88,393	1,755,099

		3,676,561

Finland-1.00%
Elisa OYJ	46,408	2,099,994
Sampo OYJ	46,224	1,874,197

		3,974,191

France-5.46%
Air Liquide S.A.	9,250	1,818,678
Bureau Veritas S.A.	60,257	1,766,666
Danone S.A.	39,464	2,475,270
ENGIE S.A.(a)	122,447	2,130,174
EssilorLuxottica S.A.	8,065	1,731,600
Legrand S.A.	17,789	1,842,364
Orange S.A.	221,617	2,470,351
Safran S.A.	8,404	1,834,937
Sodexo S.A.	21,329	1,864,394
Veolia Environnement S.A.	58,290	1,819,314
Vinci S.A.	16,472	1,941,800

		21,695,548

Germany-4.10%
Allianz SE	7,279	2,074,968
Beiersdorf AG	16,087	2,417,605
Brenntag SE.	20,611	1,649,789
Deutsche Boerse AG	8,910	1,725,820
Deutsche Telekom AG	88,206	2,026,815
E.ON SE	151,690	2,011,213
Henkel AG& Co. KGaA, Preference Shares	32,160	2,560,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,099	1,806,614

		16,273,287

Hong Kong-1.79%
Cathay Pacific Airways Ltd.	1,664,180	1,797,975
HKT Trust & HKT Ltd.	1,646,264	1,822,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Hong Kong-(continued)
Jardine Matheson Holdings Ltd.	45,979	$1,764,214
Power Assets Holdings Ltd.	298,107	1,717,092

		7,102,102

Italy-2.48%
Assicurazioni Generali S.p.A.	84,871	2,078,137
Enel S.p.A.	289,880	1,915,828
Poste Italiane S.p.A.(c)	150,506	1,918,269
Snam S.p.A.	415,026	1,909,085
Terna S.p.A.(a)	253,438	2,038,919

		9,860,238

Japan-23.51%
Activia Properties, Inc.(a)	872	2,174,944
Advance Residence Investment Corp.	929	2,016,036
AEON Co. Ltd.	81,130	1,702,356
AEON Mall Co. Ltd.	184,305	2,112,249
AGC, Inc.	55,500	2,057,201
ANA Holdings, Inc.	94,809	1,807,435
Asahi Kasei Corp.	250,103	1,749,044
Bridgestone Corp.	44,274	1,963,513
Central Japan Railway Co.	74,890	1,721,330
Daiwa House REIT Investment Corp.	1,266	2,132,727
Daiwa Office Investment Corp.(a)	543	1,987,532
East Japan Railway Co.	95,913	1,763,266
GLP J-Reit	2,418	1,974,473
Haseko Corp.	160,261	1,939,549
Hulic Co. Ltd.(a)	180,199	1,669,559
Japan Metropolitan Fund Investment Corp.	3,383	2,050,889
Japan Prime Realty Investment Corp.(a)	997	2,166,771
Japan Real Estate Investment Corp.	583	1,985,753
Japan Tobacco, Inc.	87,469	2,359,520
Kamigumi Co. Ltd.	86,028	1,862,532
Kao Corp.	47,084	1,952,296
KDDI Corp.	66,044	1,846,622
Keikyu Corp.	218,109	1,739,439
Kewpie Corp.	113,551	2,294,616
Kintetsu Group Holdings Co. Ltd.	60,329	1,554,565
Kirin Holdings Co. Ltd.(a)	161,435	2,359,999
Kyushu Railway Co.	92,989	2,002,604
McDonald’s Holdings Co. (Japan) Ltd.(a)	50,321	2,219,221
Nagoya Railroad Co. Ltd.	129,945	1,698,992
NH Foods Ltd.	55,988	1,844,742
Nippon Accommodations Fund, Inc.	536	2,241,210
Nippon Building Fund, Inc.	547	2,096,025
Nippon Telegraph & Telephone Corp.	1,720,163	1,867,021
Nomura Real Estate Master Fund, Inc.	2,428	2,326,708
ORIX JREIT, Inc.	1,923	2,034,630
SECOM Co. Ltd.	23,902	1,667,740
Sekisui Chemical Co. Ltd.	125,193	1,830,977
Sekisui House Ltd.	80,396	1,852,482
Sekisui House REIT, Inc.(a)	3,786	1,948,756
Shionogi & Co. Ltd.	35,745	1,674,983
SHO-BOND Holdings Co. Ltd.	47,292	1,832,897
SoftBank Corp.	214,673	2,606,934
Sohgo Security Services Co. Ltd.	320,012	1,784,657
Takeda Pharmaceutical Co. Ltd.	66,005	1,741,930
Tokyu Corp.(a)	143,022	1,698,196
United Urban Investment Corp.(a)	2,089	2,011,143

	Shares	Value
Japan-(continued)
USS Co. Ltd.	214,218	$1,641,705
Yamada Holdings Co. Ltd.	640,801	1,835,281

		93,403,050

Netherlands-3.22%
EXOR N.V.	17,593	1,931,923
Heineken N.V.(a)	19,381	1,892,023
JDE Peet’s N.V.(a)	89,039	1,982,168
Koninklijke Ahold Delhaize N.V.	65,710	1,998,207
Koninklijke KPN N.V.	849,395	3,095,201
Wolters Kluwer N.V.	12,721	1,914,473

		12,813,995

New Zealand-1.55%
Auckland International Airport Ltd.	411,859	1,913,183
Infratil Ltd.	291,207	1,881,753
Spark New Zealand Ltd.	837,193	2,363,101

		6,158,037

Norway-1.80%
DNB Bank ASA	87,302	1,530,169
Orkla ASA	245,329	1,679,220
Storebrand ASA	203,136	1,960,895
Telenor ASA	172,275	1,989,676

		7,159,960

Singapore-5.15%
CapitaLand Ascendas REIT	888,785	1,694,475
CapitaLand Integrated Commercial Trust	1,236,807	1,777,556
DBS Group Holdings Ltd.	104,168	2,665,784
Mapletree Industrial Trust	1,210,187	2,014,390
Oversea-Chinese Banking Corp. Ltd.	273,368	2,856,458
Singapore Exchange Ltd.	378,989	2,601,164
Singapore Technologies Engineering Ltd.	770,570	2,277,101
Singapore Telecommunications Ltd.	1,106,540	1,931,120
United Overseas Bank Ltd.	119,189	2,656,899

		20,474,947

Spain-1.67%
Iberdrola S.A.	175,637	2,161,578
Naturgy Energy Group S.A.(a)	90,718	2,300,846
Redeia Corp. S.A.	130,152	2,177,934

		6,640,358

Sweden-1.95%
Essity AB, Class B	77,902	1,948,987
Industrivarden AB, Class C(a)	59,500	1,934,743
Investor AB, Class B	83,484	2,071,527
L E Lundbergforetagen AB, Class B(a)	36,032	1,798,990

		7,754,247

Switzerland-3.08%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	161	1,862,520
EMS-Chemie Holding AG(a)	2,564	2,060,370
Nestle S.A.	21,269	2,138,147
Novartis AG	18,188	1,765,950
Swisscom AG(a)	4,452	2,444,074
Zurich Insurance Group AG	4,035	1,954,257

		12,225,318

United Kingdom-6.83%
Bunzl PLC.	59,641	2,295,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Coca-Cola Europacific Partners PLC	27,935	$2,011,879
Compass Group PLC	81,516	2,278,211
Haleon PLC	435,294	1,850,458
Imperial Brands PLC	87,894	2,012,385
Intertek Group PLC	30,540	1,890,620
London Stock Exchange Group PLC	20,846	2,309,014
National Grid PLC	149,130	1,956,965
RELX PLC	47,415	1,961,016
Smiths Group PLC.	105,725	2,139,321
SSE PLC	84,204	1,757,093
Tesco PLC	545,706	2,024,637
Unilever PLC	50,748	2,630,729

		27,117,978

United States-2.83%
Ferrovial SE(a)	57,358	2,072,957
GSK PLC	89,693	1,878,933
Holcim AG	21,351	1,796,729
Qiagen N.V.(a)(b)	40,692	1,700,369
Roche Holding AG	7,671	1,845,088
Waste Connections, Inc.	12,001	1,949,720

		11,243,796

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $406,752,957)		396,018,952

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.11%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,157,439	$11,157,439
Invesco Private Prime Fund, 5.46%(d)(e)(f)	29,007,704	29,016,406

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,176,828)		40,173,845

TOTAL INVESTMENTS IN SECURITIES-109.79% (Cost $446,929,785)		436,192,797
OTHER ASSETS LESS LIABILITIES-(9.79)%		(38,890,020)

NET ASSETS-100.00%.		$397,302,777

Investment Abbreviations:

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $3,817,823, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,800,459	$(5,800,459)	$-	$-	$-	$3,720

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,336,181	63,306,872	(61,485,614)	-	-	11,157,439	315,136	*

Invesco Private Prime Fund	24,014,475	140,717,759	(135,726,395)	(3,202)	13,769	29,016,406	838,959	*

Total	$33,350,656	$209,825,090	$(203,012,468)	$(3,202)	$13,769	$40,173,845	$1,157,815

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2024

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	21.34

Industrials	19.35

Consumer Staples	15.41

Real Estate	11.00

Utilities	9.01

Communication Services	8.29

Consumer Discretionary	6.38

Health Care	3.98

Sector Types Each Less Than 3%	4.92

Money Market Funds Plus Other Assets Less Liabilities	0.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Australia-2.08%
Brambles Ltd.	36,834	$349,684
CAR Group Ltd.	14,507	318,683
Cochlear Ltd.	2,519	531,770
Fortescue Ltd.	47,989	811,761
James Hardie Industries PLC, CDI(a)	18,921	666,043
Medibank Pvt. Ltd.	90,266	208,667
NEXTDC Ltd.(a)	15,640	169,501
Pro Medicus Ltd.	1,793	129,713
REA Group Ltd.	1,810	211,135
Reece Ltd.	7,635	138,074
Seven Group Holdings Ltd.(b)	7,564	186,890

		3,721,921

Belgium-0.06%
Lotus Bakeries N.V.(b)	11	110,913

Canada-3.97%
Alimentation Couche-Tard, Inc.	21,302	1,183,057
Cameco Corp.(b)	15,836	723,994
CGI,Inc.,Class A(a)	6,707	680,976
Constellation Software, Inc.	941	2,427,607
Fairfax Financial Holdings Ltd.	1,004	1,093,785
Great-West Lifeco, Inc.	11,228	332,709
Stantec, Inc.	4,987	397,878
TMX Group Ltd.	9,323	247,351

		7,087,357

Denmark-9.03%
Danske Bank A/S.	17,712	512,924
Demant A/S(a)	3,144	151,625
Novo Nordisk A/S, Class B	119,523	15,466,100

		16,130,649

Finland-0.16%
Wartsila OYJ Abp	15,788	293,060

France-3.76%
Credit Agricole S.A.	33,661	523,684
Danone S.A.	20,929	1,312,714
Dassault Systemes SE	19,483	771,417
ENGIE S.A.(b)	46,965	817,036
Publicis Groupe S.A.	8,510	944,964
Safran S.A.	10,748	2,346,729

		6,716,544

Germany-5.85%
Beiersdorf AG	2,840	426,804
E.ON SE	76,530	1,014,689
Heidelberg Materials AG	4,181	423,092
Rheinmetall AG(a)	1,421	785,836
SAP SE	42,125	7,643,658
Talanx AG	2,019	152,628

		10,446,707

Israel-0.17%
Camtek Ltd.	1,658	137,928
Nova Ltd.(a)	997	172,905

		310,833

Italy-3.74%
Assicurazioni Generali S.p.A.	29,710	727,474

	Shares	Value
Italy-(continued)
Enel S.p.A.	210,271	$1,389,689
Ferrari N.V.	4,333	1,793,922
Leonardo S.p.A.	18,078	418,106
Mediobanca Banca di Credito Finanziario S.p.A.	19,506	278,438
UniCredit S.p.A.	55,946	2,068,586

		6,676,215

Japan-55.10%
Advantest Corp.	38,106	1,209,783
AEON Co. Ltd.	29,817	625,652
Aisin Corp.(b)	5,814	221,417
Ajinomoto Co., Inc.	14,677	547,945
Alfresa Holdings Corp.	8,614	127,870
Amada Co. Ltd.	11,097	121,819
Bridgestone Corp.	20,666	916,519
Canon Marketing Japan, Inc.(b)	2,281	63,039
Canon, Inc.(b)	38,965	1,059,767
Cellebrite DI Ltd.(a)	1,188	12,842
Chubu Electric Power Co., Inc.	22,573	290,473
Chugai Pharmaceutical Co. Ltd.	27,113	870,083
COMSYS Holdings Corp.	3,582	83,993
Cosmo Energy Holdings Co. Ltd.	2,758	132,655
Dai Nippon Printing Co. Ltd.	7,894	231,054
Daito Trust Construction Co. Ltd.	2,126	228,522
Daiwa House Industry Co. Ltd.	28,817	813,062
Daiwa Securities Group, Inc.	73,051	539,416
Denso Corp.	56,575	967,633
Disco Corp.	5,447	1,585,312
Ebara Corp.	3,420	284,918
Fast Retailing Co. Ltd.	6,958	1,837,161
Fuji Electric Co. Ltd.	4,287	268,937
FUJIFILM Holdings Corp.	42,447	910,898
Haseko Corp.(b)	7,417	89,764
Hikari Tsushin, Inc.	798	130,477
Hitachi Construction Machinery Co. Ltd.	2,773	79,966
Hitachi Ltd.	44,235	4,109,654
Honda Motor Co. Ltd.	193,317	2,225,974
Hulic Co. Ltd.(b)	31,622	292,980
ITOCHU Corp.(b)	63,212	2,866,462
Japan Exchange Group, Inc.	26,536	625,101
Japan Post Bank Co. Ltd.	45,811	466,800
Japan Tobacco, Inc.	66,461	1,792,819
JFE Holdings, Inc.	15,299	229,536
JTEKT Corp.	6,957	54,112
Kajima Corp.	20,837	401,605
Kamigumi Co. Ltd.	3,110	67,332
Kansai Electric Power Co., Inc. (The)	32,646	489,280
Kawasaki Kisen Kaisha Ltd.	42,957	603,552
Keisei Electric Railway Co. Ltd.	8,169	305,912
Kobe Steel Ltd.	23,824	292,719
Komatsu Ltd.	26,577	803,061
Konami Group Corp.	3,168	192,337
Kuraray Co. Ltd.(b)	11,733	130,180
Kyocera Corp.(b)	41,682	511,870
Kyoto Financial Group, Inc.	12,625	225,600
Kyushu Electric Power Co., Inc.	14,786	137,792
Lawson, Inc.	2,078	136,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Marubeni Corp.	65,768	$1,180,242
Mazda Motor Corp.	21,965	251,802
McDonald’s Holdings Co. (Japan) Ltd.(b)	3,012	132,833
Medipal Holdings Corp.	7,350	115,366
Mitsubishi Corp.	210,396	4,839,917
Mitsubishi Electric Corp.	79,769	1,405,646
Mitsubishi HC Capital, Inc.	49,134	319,567
Mitsubishi Heavy Industries Ltd.	166,390	1,498,795
Mitsubishi UFJ Financial Group, Inc.	393,417	3,948,795
Mitsui & Co. Ltd.	56,515	2,743,419
Mitsui Chemicals, Inc.(b)	6,435	184,178
Mitsui Fudosan Co. Ltd.	111,266	1,140,483
Mitsui OSK Lines Ltd.(b)	16,520	523,845
Mizuho Financial Group, Inc.	69,584	1,349,540
MS&AD Insurance Group Holdings, Inc.	53,203	962,364
NEC Corp.	16,221	1,185,407
NH Foods Ltd.	3,383	111,466
Nichirei Corp.	3,904	98,143
Nintendo Co. Ltd.	44,756	2,195,636
Nippon Sanso Holdings Corp.	9,799	292,977
Nippon Steel Corp.(b)	24,935	561,083
Nippon Yusen K.K	20,352	577,587
Nissin Foods Holdings Co. Ltd.	7,973	213,049
Niterra Co. Ltd.(b)	7,761	255,075
Nitto Denko Corp.	5,441	451,904
Nomura Holdings, Inc.	101,049	577,918
Nomura Real Estate Holdings, Inc.	4,013	113,047
Nomura Research Institute Ltd.	15,052	366,819
NS Solutions Corp.	1,405	45,981
Obayashi Corp.	21,629	242,178
Osaka Gas Co. Ltd.	16,477	366,470
Otsuka Corp.	8,775	175,539
Otsuka Holdings Co. Ltd.	19,577	838,739
Renesas Electronics Corp.	51,173	854,753
Ryohin Keikaku Co. Ltd.	8,754	142,159
Santen Pharmaceutical Co. Ltd.(b)	13,064	126,560
Sanwa Holdings Corp.	11,203	184,421
SBI Holdings, Inc.	7,575	185,422
SCREEN Holdings Co. Ltd.	5,733	604,394
SCSK Corp.	5,484	100,208
SECOM Co. Ltd.	7,711	538,028
Seibu Holdings, Inc.	8,972	140,197
Sekisui House Ltd.	25,606	590,013
Shimizu Corp.	17,956	111,537
Shin-Etsu Chemical Co. Ltd.	75,200	2,960,404
Shinko Electric Industries Co. Ltd.	1,777	63,124
Skylark Holdings Co. Ltd.	10,339	147,794
Socionext, Inc.	5,347	159,392
SoftBank Corp.	156,117	1,895,845
Sojitz Corp.(b)	5,862	151,202
Sompo Holdings, Inc.	32,903	652,352
Subaru Corp.	17,658	396,327
Sumitomo Corp.	46,201	1,219,872
Sumitomo Forestry Co. Ltd.	8,887	275,875
Sumitomo Mitsui Financial Group, Inc.	38,633	2,204,584
Sumitomo Mitsui Trust Holdings, Inc.	19,226	405,375
Sumitomo Realty & Development Co. Ltd.	15,245	532,047
Suzuken Co. Ltd.	2,133	63,191
Suzuki Motor Corp.	57,251	669,775
TBS Holdings, Inc.(b)	2,029	53,173

	Shares	Value
Japan-(continued)
TDK Corp.	14,864	$669,123
Tobu Railway Co. Ltd.	5,734	114,232
Toei Animation Co. Ltd.	2,053	34,220
Tokio Marine Holdings, Inc.	67,232	2,132,335
Tokyo Century Corp.	6,644	66,328
Tokyo Electric Power Co. Holdings, Inc.(a)	23,132	145,100
Tokyo Electron Ltd.	20,241	4,517,294
Tokyo Tatemono Co. Ltd.	7,316	122,363
Tokyu Fudosan Holdings Corp.	22,706	167,447
TOPPAN Holdings, Inc.	16,978	404,369
Toyo Seikan Group Holdings Ltd.	4,901	76,085
Toyo Suisan Kaisha Ltd.	3,205	200,428
Toyota Industries Corp.	6,043	577,170
Toyota Motor Corp.	491,527	11,363,233
Toyota Tsusho Corp.	11,014	705,501
Trend Micro, Inc.	3,995	198,271
USS Co. Ltd.	14,562	111,599
Yamaha Motor Co. Ltd.	26,681	250,254
Yamato Kogyo Co. Ltd.(b)	2,406	129,699
Yamazaki Baking Co. Ltd.	10,060	243,757
Yokohama Rubber Co. Ltd. (The)	5,592	147,009
Zensho Holdings Co. Ltd.	4,571	178,204

		98,459,851

Netherlands-1.47%
ASM International N.V.	1,549	985,811
EXOR N.V.	2,504	274,969
Wolters Kluwer N.V.	9,073	1,365,460

		2,626,240

Norway-0.18%
Frontline PLC	5,676	135,773
Kongsberg Gruppen ASA	2,572	182,551

		318,324

Singapore-0.26%
Hafnia Ltd.	9,699	73,745
Keppel Ltd.	52,548	265,100
Sembcorp Industries Ltd.	32,311	127,230

		466,075

Spain-2.03%
Banco Bilbao Vizcaya Argentaria S.A.(b)	159,395	1,734,158
Industria de Diseno Textil S.A.(b)	41,277	1,891,204

		3,625,362

Sweden-1.66%
Saab AB, Class B(b)	2,663	213,168
Spotify Technology S.A.(a)	6,017	1,687,408
Volvo AB, Class B	41,006	1,058,783

		2,959,359

Switzerland-0.26%
Kuehne + Nagel International AG, Class R(b)	1,760	467,657

United Kingdom-6.25%
3i Group PLC	46,938	1,690,325
BAE Systems PLC	109,628	1,829,820
Centrica PLC	163,912	262,608
InterContinental Hotels Group PLC	5,361	527,088
Melrose Industries PLC	61,754	488,542
RELX PLC	75,033	3,103,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Rolls-Royce Holdings PLC(a)	512,146	$2,649,145
Sage Group PLC (The)	42,525	620,869

		11,171,654

United States-3.47%
CRH PLC	27,994	2,185,888
CyberArk Software Ltd.(a)(b)	1,275	305,044
Ferrovial SE	18,179	657,001
Holcim AG	14,208	1,195,632
Stellantis N.V.	82,928	1,851,446

		6,195,011

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $164,553,244)		177,783,732

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.70%
Invesco Private Government Fund, 5.29%(c)(d)(e)	2,849,656	$2,849,656
Invesco Private Prime Fund, 5.46%(c)(d)(e)	7,327,188	7,329,386

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,179,700)		10,179,042

TOTAL INVESTMENTS IN SECURITIES-105.20% (Cost $174,732,944)		187,962,774
OTHER ASSETS LESS LIABILITIES-(5.20)%		(9,287,760)

NET ASSETS-100.00%.		$178,675,014

Investment Abbreviations:

CDI-CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,394,232	$(5,394,232)	$-	$-	$-	$2,468

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,058,661	12,688,436	(10,897,441)	-	-	2,849,656	36,523	*

Invesco Private Prime Fund	2,722,975	25,154,368	(20,546,674)	(719)	(564)	7,329,386	97,503	*

Total	$3,781,636	$43,237,036	$(36,838,347)	$(719)	$(564)	$10,179,042	$136,494

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Industrials	25.02

Information Technology	15.79

Consumer Discretionary	15.27

Financials	13.71

Health Care	10.31

Materials	5.93

Communication Services	4.22

Consumer Staples	3.92

Sector Types Each Less Than 3%	5.33

Money Market Funds Plus Other Assets Less Liabilities	0.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

April 30, 2024

(Unaudited)

	Invesco S&P	Invesco S&P	Invesco S&P	Invesco S&P
	Emerging	Emerging	International	International
	Markets	Markets	Developed Low	Developed
	Low Volatility	Momentum	Volatility	Momentum
	ETF (EELV)	ETF (EEMO)	ETF (IDLV)	ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$441,861,081	$6,442,988	$396,018,952	$177,783,732
Affiliated investments in securities, at value	9,423,002	107,981	40,173,845	10,179,042
Foreign currencies, at value	486,258	7,188	58,614	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	5,970
Receivable for:
Dividends	1,632,286	18,498	1,758,717	1,026,069
Securities lending	5,553	3	10,928	3,042
Investments sold	2,877	-	221	2,016
Fund shares sold	-	-	-	5,686
Foreign tax reclaims	3,324	136	786,204	40,611
Other assets	-13		-	-

Total assets	453,414,381	6,576,807	438,807,481	189,046,168

Liabilities:
Due to custodian	-	-	1,226,906	143,406
Due to foreign custodian	-	-	-	539
Payable for:
Investments purchased	133,307	-	4,331	5,686
Collateral upon return of securities loaned	8,681,252	27,158	40,176,828	10,179,700
Collateral upon receipt of securities in-kind	-	-	-	5,970
Expenses recaptured	24,360	488	13,204	110
Accrued unitary management fees	107,171	1,514	83,435	35,743
Accrued tax expenses	-	99,421	-	-
Other payables	-	461	-	-

Total liabilities	8,946,090	129,042	41,504,704	10,371,154

Net Assets	$444,468,291	$6,447,765	$397,302,777	$178,675,014

Net assets consist of:
Shares of beneficial interest	$604,501,807	$8,162,397	$637,823,711	$161,407,917
Distributable earnings (loss)	(160,033,516)	(1,714,632)	(240,520,934)	17,267,097

Net Assets	$444,468,291	$6,447,765	$397,302,777	$178,675,014

Shares outstanding (unlimited amount authorized, $0.01 par value)	18,750,000	400,000	14,500,000	4,450,000
Net asset value	$23.70	$16.12	$27.40	$40.15

Market price	$23.54	$16.19	$27.25	$39.91

Unaffiliated investments in securities, at cost	$432,647,359	$5,583,711	$406,752,957	$164,553,244

Affiliated investments in securities, at cost	$9,423,290	$107,983	$40,176,828	$10,179,700

Foreign currencies (due to foreign custodian), at cost	$485,407	$7,229	$58,966	$(539)

(a) Includes securities on loan with an aggregate value of:	$7,964,346	$25,672	$38,089,843	$8,928,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Operations

For the six months ended April 30, 2024

(Unaudited)

	Invesco S&P	Invesco S&P	Invesco S&P	Invesco S&P
	Emerging	Emerging	International	International
	Markets	Markets	Developed Low	Developed
	Low Volatility	Momentum	Volatility	Momentum
	ETF (EELV)	ETF (EEMO)	ETF (IDLV)	ETF (IDMO)
Investment income:
Unaffiliated dividend income	$11,603,529	$76,025	$8,555,952	$2,175,556
Affiliated dividend income	26,893	1,150	3,720	2,468
Securities lending income, net	60,281	62	135,020	12,772
Foreign withholding tax	(883,158)	(9,324)	(854,260)	(224,215)

Total investment income	10,807,545	67,913	7,840,432	1,966,581

Expenses:
Unitary management fees	960,416	7,980	628,717	149,971

Less: Waivers	(510)	(21)	(71)	(47)

Net expenses	959,906	7,959	628,646	149,924

Net investment income	9,847,639	59,954	7,211,786	1,816,657

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,147,128	114,545 (a)	208,525	6,818,625
Affiliated investment securities	3,888	26	13,769	(564)
In-kind redemptions	(1,724,816)	-	7,883,957	-
Foreign currencies	(176,385)	(6,783)	(17,890)	(640)

Net realized gain	11,249,815	107,788	8,088,361	6,817,421

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	47,145,523	980,028 (b)	31,186,350	14,378,487
Affiliated investment securities	(209)	(3)	(3,202)	(719)
Foreign currencies	18,889	91	8,382	(27,845)

Change in net unrealized appreciation	47,164,203	980,116	31,191,530	14,349,923

Net realized and unrealized gain	58,414,018	1,087,904	39,279,891	21,167,344

Net increase in net assets resulting from operations	$68,261,657	$1,147,858	$46,491,677	$22,984,001

(a)	Net of foreign taxes of $4,476.
(b)	Net of foreign taxes of $(84,775).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco S&P Emerging Markets		Invesco S&P Emerging Markets
	Low Volatility ETF (EELV)		Momentum ETF (EEMO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$9,847,639	$29,262,803	$59,954	$205,124
Net realized gain (loss)	11,249,815	9,140,650	107,788	(293,921)
Change in net unrealized appreciation (depreciation)	47,164,203	42,743,735	980,116	(64,940)

Net increase (decrease) in net assets resulting from operations	68,261,657	81,147,188	1,147,858	(153,737)

Distributions to Shareholders from:
Distributable earnings	(14,510,723)	(25,734,498)	(50,602)	(234,874)

Shareholder Transactions:
Proceeds from shares sold	-	159,947,585	796,700	-
Value of shares repurchased	(305,051,642)	(425,129,689)	-	-
Transaction fees	376,513	764,961	538	-

Net increase (decrease) in net assets resulting from share transactions	(304,675,129)	(264,417,143)	797,238	-

Net increase (decrease) in net assets	(250,924,195)	(209,004,453)	1,894,494	(388,611)

Net assets:
Beginning of period	695,392,486	904,396,939	4,553,271	4,941,882

End of period	$444,468,291	$695,392,486	$6,447,765	$4,553,271

Changes in Shares Outstanding:
Shares sold	-	7,000,000	50,000	-
Shares repurchased	(12,750,000)	(17,950,000)	-	-
Shares outstanding, beginning of period	31,500,000	42,450,000	350,000	350,000

Shares outstanding, end of period	18,750,000	31,500,000	400,000	350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International		Invesco S&P International
Developed Low Volatility ETF (IDLV)		Developed Momentum ETF (IDMO)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,
2024	2023	2024	2023

$7,211,786	$18,834,768	$1,816,657	$1,261,366
8,088,361	(13,931,147)	6,817,421	772,210
31,191,530	22,728,707	14,349,923	(870,624)

46,491,677	27,632,328	22,984,001	1,162,952

(7,234,767)	(19,375,414)	(1,458,368)	(1,219,860)

-	150,677,569	91,711,134	56,800,297
(178,916,717)	(53,131,341)	-	-
-	-	-	-

(178,916,717)	97,546,228	91,711,134	56,800,297

(139,659,807)	105,803,142	113,236,767	56,743,389

536,962,584	431,159,442	65,438,247	8,694,858

$397,302,777	$536,962,584	$178,675,014	$65,438,247

-	5,650,000	2,400,000	1,750,000
(6,500,000)	(1,950,000)	-	-
21,000,000	17,300,000	2,050,000	300,000

14,500,000	21,000,000	4,450,000	2,050,000

23

Financial Highlights

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended
	April 30,
	2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.08		$21.30	$25.05	$19.94	$23.23	$23.02

Net investment income(a)	0.35		0.80	1.05	0.74	0.72	0.74
Net realized and unrealized gain (loss) on investments	1.73		0.70	(3.69)	5.03	(3.33)	0.58

Total from investment operations	2.08		1.50	(2.64)	5.77	(2.61)	1.32

Distributions to shareholders from:
Net investment income	(0.47)		(0.74)	(1.17)	(0.67)	(0.72)	(1.12)

Transaction fees(a)	0.01		0.02	0.06	0.01	0.04	0.01

Net asset value at end of period	$23.70		$22.08	$21.30	$25.05	$19.94	$23.23

Market price at end of period(b)	$23.54		$22.00	$21.40	$25.08	$19.82	$23.12

Net Asset Value Total Return(c)	9.48%		7.01%	(10.68)%	29.21%	(10.92)%	5.87%
Market Price Total Return(c)	9.15%		6.13%	(10.40)%	30.16%	(11.03)%	5.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$444,468		$695,392	$904,397	$360,698	$269,207	$335,632
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.38%	0.45%
Net investment income	2.97	%(d)	3.44%	4.42%	3.13%	3.42%	3.14%
Portfolio turnover rate(e)	40%		71%	136%	92%	114%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights–(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended
	April 30,
	2024		Years Ended October 31,
	(Unaudited)		2023	2022		2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$13.01		$14.12	$17.90		$16.49		$16.97	$17.23

Net investment income(a)	0.17		0.59	0.43	(b)	0.27	(c)	0.32	0.40
Net realized and unrealized gain (loss) on investments	3.07		(1.03)	(3.78)		1.32		(0.46)	1.61

Total from investment operations	3.24		(0.44)	(3.35)		1.59		(0.14)	2.01

Distributions to shareholders from:
Net investment income	(0.13)		(0.67)	(0.44)		(0.19)		(0.34)	(0.43)
Net realized gains	-		-	-		-		-	(1.85)

Total distributions	(0.13)		(0.67)	(0.44)		(0.19)		(0.34)	(2.28)

Transaction fees(a)	0.00	(d)	-	0.01		0.01		0.00 (d)	0.01

Net asset value at end of period	$16.12		$13.01	$14.12		$17.90		$16.49	$16.97

Market price at end of period(e)	$16.19		$13.03	$14.07		$17.72		$16.51	$16.92

Net Asset Value Total Return(f)	24.98%		(3.27)%	(18.82)%		9.66%		0.20%	13.60%
Market Price Total Return(f)	25.33%		(2.76)%	(18.28)%		8.44%		0.59%	13.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,448		$4,553	$4,942		$6,263		$5,770	$5,941
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(g)	0.29%	0.29%		0.29%		0.29%	0.36	%(h)(i)
Expenses, prior to Waivers	0.29	%(g)	0.29%	0.29%		0.29%		0.37%	0.53	%(h)(i)
Net investment income	2.18	%(g)	4.23%	2.64	%(b)	1.43	%(c)	2.10%	2.42	%(i)
Portfolio turnover rate(j)	52%		115%	114%		166%		172%	114%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.08%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights–(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended
	April 30,
	2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.57		$24.92	$31.63	$27.37	$34.58	$30.83

Net investment income(a)	0.39		0.94	0.98	0.83	0.83	1.15
Net realized and unrealized gain (loss) on investments	1.84		0.70	(6.32)	4.17	(6.40)	3.79

Total from investment operations.	2.23		1.64	(5.34)	5.00	(5.57)	4.94

Distributions to shareholders from:
Net investment income	(0.40)		(0.99)	(1.37)	(0.74)	(1.64)	(1.19)

Net asset value at end of period	$27.40		$25.57	$24.92	$31.63	$27.37	$34.58

Market price at end of period(b)	$27.25		$25.75	$24.92	$31.69	$27.43	$34.57

Net Asset Value Total Return(c)	8.70%		6.42%	(17.33)%	18.34%	(16.49)%	16.33%
Market Price Total Return(c)	7.35%		7.17%	(17.50)%	18.31%	(16.28)%	16.56%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$397,303		$536,963	$431,159	$700,694	$774,564	$989,052
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers.	0.25	%(d)	0.25%	0.25%	0.25%	0.30%	0.35%
Net investment income	2.87	%(d)	3.47%	3.29%	2.69%	2.77%	3.51%
Portfolio turnover rate(e)	36%		67%	78%	81%	99%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended
	April 30,
	2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$31.92		$28.98	$37.11	$28.96	$26.85	$24.86

Net investment income(a)	0.58		1.13	0.97	0.50	0.04	0.61
Net realized and unrealized gain (loss) on investments	8.08		2.87 (b)	(7.84)	8.25	2.58	2.12

Total from investment operations	8.66		4.00	(6.87)	8.75	2.62	2.73

Distributions to shareholders from:
Net investment income	(0.43)		(1.06)	(1.26)	(0.60)	(0.51)	(0.74)

Net asset value at end of period	$40.15		$31.92	$28.98	$37.11	$28.96	$26.85

Market price at end of period(c)	$39.91		$32.41	$29.21	$37.16	$28.92	$26.79

Net Asset Value Total Return(d)	27.16%		13.82%	(18.73)%	30.43%	10.14%	11.30%
Market Price Total Return(d)	24.49%		14.62%	(18.21)%	30.80%	10.24%	11.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$178,675		$65,438	$8,695	$16,701	$298,237	$2,685
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.53	%(f)
Expenses, prior to Waivers	0.25	%(e)	0.25%	0.25%	0.25%	0.26%	0.63	%(f)
Net investment income	3.03	%(e)	3.47%	2.93%	1.42%	0.13%	2.39	%(f)
Portfolio turnover rate(g)	61%		131%	106%	29%	15%	104%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.27%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2024

(Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”

Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”

Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”

Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM

S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index

S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index

S&P International Developed Momentum ETF	S&P World Ex-U.S. Momentum Index*

*

Prior to the close of business on May 31, 2024, the name of the Underlying Index was S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index. No change was made to the Underlying Index’s methodology.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for

28

debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

29

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In

30

the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities

31

laws. For the six months ended April 30, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P Emerging Markets Low Volatility ETF	$449

S&P Emerging Markets Momentum ETF	1

S&P International Developed Low Volatility ETF	50

S&P International Developed Momentum ETF	4

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market

32

closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.

33

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

34

sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

S&P Emerging Markets Low Volatility ETF	0.29%

S&P Emerging Markets Momentum ETF	0.29%

S&P International Developed Low Volatility ETF	0.25%

S&P International Developed Momentum ETF	0.25%

Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2024, the Adviser waived fees for each Fund in the following amounts:

S&P Emerging Markets Low Volatility ETF	$510

S&P Emerging Markets Momentum ETF	21

S&P International Developed Low Volatility ETF	71

S&P International Developed Momentum ETF	47

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P Emerging Markets Low Volatility ETF	$1,748

S&P Emerging Markets Momentum ETF	84

S&P International Developed Low Volatility ETF	7,515

S&P International Developed Momentum ETF	4,881

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

35

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P Emerging Markets Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$438,880,958	$1,801,540	$1,178,583	$441,861,081

Money Market Funds	742,038	8,680,964	-	9,423,002

Total Investments	$439,622,996	$10,482,504	$1,178,583	$451,284,083

S&P Emerging Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$6,442,988	$-	$0	$6,442,988

Money Market Funds	80,825	27,156	-	107,981

Total Investments	$6,523,813	$27,156	$0	$6,550,969

S&P International Developed Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$396,018,952	$-	$-	$396,018,952

Money Market Funds	-	40,173,845	-	40,173,845

Total Investments	$396,018,952	$40,173,845	$-	$436,192,797

S&P International Developed Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$177,783,732	$-	$-	$177,783,732

Money Market Funds	-	10,179,042	-	10,179,042

Total Investments	$177,783,732	$10,179,042	$-	$187,962,774

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36

The Funds had capital loss carryforwards as of October 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P Emerging Markets Low Volatility ETF	$120,854,722	$43,261,304	$164,116,026

S&P Emerging Markets Momentum ETF	2,572,388	18,769	2,591,157

S&P International Developed Low Volatility ETF	130,716,253	105,934,120	236,650,373

S&P International Developed Momentum ETF	2,866,147	330,059	3,196,206

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P Emerging Markets Low Volatility ETF	$256,705,217	$490,452,139

S&P Emerging Markets Momentum ETF	3,330,767	2,861,829

S&P International Developed Low Volatility ETF	181,423,030	183,348,029

S&P International Developed Momentum ETF	76,612,257	75,029,813

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

S&P Emerging Markets Low Volatility ETF	$-	$77,056,058

S&P Emerging Markets Momentum ETF	247,569	-

S&P International Developed Low Volatility ETF	-	176,824,551

S&P International Developed Momentum ETF	89,619,274	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

S&P Emerging Markets Low Volatility ETF	$41,734,799	$(51,545,433)	$(9,810,634)	$461,094,717

S&P Emerging Markets Momentum ETF	1,238,194	(383,307)	854,887	5,696,082

S&P International Developed Low Volatility ETF	20,022,485	(33,419,036)	(13,396,551)	449,589,348

S&P International Developed Momentum ETF	16,649,316	(3,571,485)	13,077,831	174,884,943

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain

37

securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

38

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2023	April 30, 2024	Six-Month Period	Six-Month Period(1)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Actual	$1,000.00	$1,094.80	0.29%	$1.51

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Actual	1,000.00	1,249.80	0.29	1.62

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P International Developed Low Volatility ETF (IDLV)

Actual	1,000.00	1,087.00	0.25	1.30

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P International Developed Momentum ETF (IDMO)

Actual	1,000.00	1,271.60	0.25	1.41

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

39

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco MSCI USA ETFInvesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF

Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Metaverse ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF

Invesco Preferred ETF

Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Short Term Treasury ETF

Invesco Taxable Municipal Bond ETF

Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

40

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;

●	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

41

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●

0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●

0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;

●

0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;

●	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and

●	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

42

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median

Invesco 0-5 Yr US TIPS ETF	X		X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco Dorsey Wright Developed Markets Momentum ETF			X

Invesco Dorsey Wright Emerging Markets Momentum ETF			X

Invesco Dorsey Wright SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco Equal Weight 0-30 Year Treasury ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco Floating Rate Municipal Income ETF		N/A	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X

Invesco FTSE RAFI Emerging Markets ETF			X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF		X	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF	X	N/A	X

Invesco MSCI USA ETF	X	X	X

Invesco NASDAQ 100 ETF	X		X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Future Gen 200 ETF	X		X

Invesco NASDAQ Metaverse ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X	X	X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X		X

43

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500® Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF			X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF			X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF			X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	N/A	N/A	X

Invesco Short Term Treasury ETF	X		X

Invesco Taxable Municipal Bond ETF		X	X

Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

44

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

45

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. No single factor was determinative in the Board’s analysis.

46

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2024

CQQQ	Invesco China Technology ETF

PIZ	Invesco Dorsey Wright Developed Markets Momentum ETF

PIE	Invesco Dorsey Wright Emerging Markets Momentum ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack AchieversTM ETF

CUT	Invesco MSCI Global Timber ETF

GBLD	Invesco MSCI Green Building ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco China Technology ETF (CQQQ)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Broadline Retail-9.41%
PDD Holdings, Inc., ADR (China)(b)(c)	486,033	$60,841,611

Capital Markets-0.54%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	209,000	3,489,635

Consumer Staples Distribution & Retail-0.16%
Dada Nexus Ltd., ADR (China)(b)(c)	500,702	1,016,425

Electrical Equipment-0.94%
China XD Electric Co. Ltd., A Shares (China)	1,990,501	1,943,360
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	412,118	1,104,065
Sieyuan Electric Co. Ltd., A Shares (China)	299,120	2,690,696
YunengTechnology Co. Ltd. (China)	35,594	343,087

		6,081,208

Electronic Equipment, Instruments & Components-12.54%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	323,556	1,078,594
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	81,086	381,831
BOE Technology Group Co. Ltd., A Shares (China)	14,589,474	8,784,106
BOE Technology Group Co. Ltd., B Shares (China)	3,842,960	1,257,860
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	744,790	2,871,579
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	215,259	1,387,598
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	4,438,400	1,366,793
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	97,560	451,728
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	631,600	1,256,833
Holitech Technology Co. Ltd., A Shares (China)(b)	1,131,000	199,914
Huagong Tech Co. Ltd., A Shares (China)	390,700	1,814,976
IRICO Display Devices Co. Ltd. (China)(b)	1,393,700	1,558,927
Kingboard Laminates Holdings Ltd. (China)	5,801,705	5,007,097
Lens Technology Co. Ltd., A Shares (China)	1,933,900	3,821,599
Leyard Optoelectronic Co. Ltd., A Shares (China)	987,300	683,059
Lingyi iTech Guangdong Co., A Shares (China)	2,734,500	1,967,375
Maxscend Microelectronics Co. Ltd., A Shares (China)	185,246	2,322,002
Raytron Technology Co. Ltd., A Shares (China)	174,571	797,942
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	52,090	2,329,394
Shengyi Technology Co. Ltd., A Shares (China)	908,519	2,440,198
Shennan Circuits Co. Ltd., A Shares (China)	72,264	932,252
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	468,780	685,546
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	379,075	510,389

	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	605,717	$1,159,323
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	139,020	451,145
Sunny Optical Technology Group Co. Ltd. (China)	3,617,585	17,761,375
TCL Technology Group Corp., A Shares (China)(b)	7,302,010	4,819,942
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	900,852	1,011,383
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)	2,101,000	414,891
Unisplendour Corp. Ltd., A Shares (China)(b)	515,558	1,491,534
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	324,900	663,574
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	740,910	3,427,534
Xiamen Faratronic Co. Ltd., A Shares (China)	87,800	1,194,269
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	542,770	1,081,568
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,292,700	3,211,444
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	155,700	484,634

		81,080,208

Entertainment-5.51%
Bilibili, Inc., Z Shares (China)(b)(c)	1,484,379	19,510,326
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	271,100	436,141
Kingsoft Corp. Ltd. (China)	4,770,651	15,706,575

		35,653,042

Hotels, Restaurants & Leisure-10.58%
Meituan, B Shares (China)(b)(d)	4,401,880	61,628,121
TravelSky Technology Ltd., H Shares (China)	5,183,789	6,786,938

		68,415,059

Interactive Media & Services-28.20%
Autohome, Inc., ADR (China)(c)	333,555	8,572,363
Baidu, Inc., A Shares (China)(b)	3,391,232	45,397,380
JOYY, Inc., ADR (China)	155,914	5,085,915
Kuaishou Technology (China)(b)(d)	5,988,025	42,836,138
Tencent Holdings Ltd. (China)	1,726,035	76,622,430
Visual China Group Co. Ltd., A Shares (China)	214,100	405,050
Weibo Corp., ADR (China)(c)	394,934	3,404,331

		182,323,607

IT Services-2.08%
Beijing Sinnet Technology Co. Ltd., A Shares (China)(b)	701,600	908,791
China TransInfo Technology Co. Ltd., A Shares (China)(b)	396,571	537,231
DHC Software Co. Ltd., A Shares (China)	1,251,200	945,117
Digital China Information Service Co. Ltd., A Shares (China)	233,500	435,626
GDS Holdings Ltd., A Shares (China)(b)(c)	4,028,683	4,151,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
IT Services-(continued)
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)(b)	370,500	$2,156,539
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	8,741,766	1,866,561
Taiji Computer Corp. Ltd., A Shares (China)	241,973	784,244
Wangsu Science & Technology Co. Ltd., A Shares (China)	946,045	1,235,875
Wonders Information Co. Ltd., A Shares (China)(b)	563,200	451,867

		13,473,539

Media-1.53%
China Literature Ltd. (China)(b)(c)(d)	2,210,197	7,983,182
NanJi E-Commerce Co. Ltd., A Shares (China)(b)	958,168	406,211
People.cn Co. Ltd., A Shares (China)	429,500	1,476,249

		9,865,642

Semiconductors & Semiconductor Equipment-14.81%
3Peak, Inc., A Shares (China)	51,715	662,729
ACM Research (Shanghai), Inc., A Shares (China)	91,400	1,035,105
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	239,849	4,692,316
All Winner Technology Co. Ltd., A Shares (China)	210,953	592,236
Amlogic Shanghai Co. Ltd., A Shares (China)	161,215	1,295,019
ASR Microelectronics Co. Ltd., A Shares (China)(b)	163,400	924,237
Bestechnic (Shanghai) Co. Ltd. (China)(b)	46,800	789,296
Cambricon Technologies Corp. Ltd. (China)(b)	161,400	3,819,975
China Resources Microelectronics Ltd., A Shares (China)	375,073	1,889,997
GalaxyCore, Inc., A Shares (China)	1,010,200	2,314,330
GigaDevice Semiconductor, Inc., A Shares (China)	259,264	2,819,449
Goke Microelectronics Co. Ltd., A Shares (China)	84,800	600,386
Guobo Electronics Co. Ltd., A Shares (China)	155,333	1,573,386
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	243,302	986,110
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	264,212	806,336
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	646,500	1,712,335
Hoyuan Green Energy Co. Ltd., A Shares (China)	239,735	727,332
Hua Hong Semiconductor Ltd. (China)(b)(c)(d)	3,287,766	6,557,709
Hwatsing Technology Co. Ltd., A Shares (China)	49,335	1,162,811
Hygon Information Technology Co. Ltd., A Shares (China)	277,253	3,034,220
Ingenic Semiconductor Co. Ltd., A Shares (China)	150,900	1,331,354
JCET Group Co. Ltd., A Shares (China)	691,500	2,460,810
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	125,300	1,354,482
Loongson Technology Corp. Ltd., A Shares (China)(b)	155,919	1,868,703
Montage Technology Co. Ltd., A Shares (China)	441,489	3,103,805

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	1,061,000	$1,944,275
NAURA Technology Group Co. Ltd., A Shares (China)	205,757	9,063,935
Piotech, Inc., A Shares (China)	56,832	1,425,764
Rockchip Electronics Co. Ltd., A Shares (China)	59,308	472,973
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,938,900	3,354,887
SG Micro Corp., A Shares (China)	180,820	1,919,441
Shanghai Awinic Technology Co. Ltd., A Shares (China)(b)	90,800	727,378
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	111,617	498,627
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,577,433	2,190,319
Shenzhen Goodix Technology Co. Ltd., A Shares (China)(b)	177,900	1,511,591
Shenzhen SC New Energy Technology Corp., A Shares (China)	121,318	1,150,942
SICC Co. Ltd., A Shares (China)(b)	166,800	1,279,303
StarPower Semiconductor Ltd., A Shares (China)	59,200	1,139,446
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	108,112	1,710,921
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)	44,400	590,508
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,244,700	1,407,732
TongFu Microelectronics Co. Ltd., A Shares (China)	587,900	1,703,258
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)(b)	330,259	2,667,977
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)(b)	143,400	1,074,683
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	194,600	886,268
Will Semiconductor Co. Ltd., A Shares (China)	472,749	6,632,783
Wuxi Autowell Technology Co. Ltd., A Shares (China)	66,777	830,943
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	210,845	1,105,542
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	508,500	2,381,871

		95,785,835

Software-11.65%
360 Security Technology, Inc., A Shares (China)(b)	2,777,200	3,271,355
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	282,300	859,199
Beijing Kingsoft Office Software, Inc., A Shares (China)	179,436	7,681,442
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	449,700	464,511
Beijing Shiji Information Technology Co. Ltd., A Shares (China)(b)	1,065,325	1,059,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Software-(continued)
China National Software & Service Co. Ltd., A Shares (China)	333,930	$1,392,163
Empyrean Technology Co. Ltd., A Shares (China)	101,785	1,099,163
Hundsun Technologies, Inc., A Shares (China)	738,525	2,101,913
Iflytek Co. Ltd., A Shares (China)	903,850	5,630,418
Kingdee International Software Group Co. Ltd. (China)(b)	16,252,237	17,371,848
Longshine Technology Group Co. Ltd., A Shares (China)	428,067	589,357
Neusoft Corp., A Shares (China)(b)	477,500	557,188
Newland Digital Technology Co. Ltd., A Shares (China)	402,900	945,284
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	289,900	268,222
Qi An Xin Technology Group, Inc. (China)(b)	265,800	1,134,188
Sangfor Technologies, Inc., A Shares (China)(b)	57,614	435,516
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	85,541,475	13,343,298
Shanghai Baosight Software Co. Ltd., A Shares (China)	429,017	2,430,790
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,351,408	7,175,364
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	1,297,600	532,192
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	276,100	397,669
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	367,300	590,906
Sinosoft Co. Ltd., A Shares (China)	82,820	330,296
Thunder Software Technology Co. Ltd., A Shares (China)	159,387	1,072,118
Topsec Technologies Group, Inc., A Shares (China)(b)	462,500	397,897
Tuya, Inc., ADR (China)(b)	1,192,174	2,086,304
Yonyou Network Technology Co. Ltd., A Shares (China)	1,334,304	2,144,763

		75,362,584

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
Technology Hardware, Storage & Peripherals-1.79%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,252,946	$1,692,165
IEIT Systems Co. Ltd., A Shares (China)	568,958	3,214,261
Legend Holdings Corp., H Shares (China)(c)(d)	2,863,706	2,032,114
Ninestar Corp., A Shares (China)	550,250	1,923,956
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)(b)	120,900	1,607,270
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,300,300	1,093,534

		11,563,300

Textiles, Apparel & Luxury Goods-0.10%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	624,000	635,934

Trading Companies & Distributors-0.16%
Beijing United Information Technology Co. Ltd., A Shares (China)	282,279	1,014,279

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $734,264,674)		646,601,908

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.47%
Invesco Private Government Fund, 5.29%(e)(f)(g)	8,090,687	8,090,687
Invesco Private Prime Fund, 5.46%(e)(f)(g)	20,802,615	20,808,856

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,902,455)		28,899,543

TOTAL INVESTMENTS IN SECURITIES-104.47% (Cost $763,167,129)		675,501,451
OTHER ASSETS LESS LIABILITIES-(4.47)%		(28,881,369)

NET ASSETS-100.00%		$646,620,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $134,380,562, which represented 20.78% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$81,383,223	$(81,383,223)	$-	$-	$-	$41,436
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,228,670	62,659,917	(61,797,900)	-	-	8,090,687	213,145	*
Invesco Private Prime Fund	18,593,579	122,948,088	(120,748,239)	(2,850)	18,278	20,808,856	579,950	*

Total	$25,822,249	$266,991,228	$(263,929,362)	$(2,850)	$18,278	$28,899,543	$834,531

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	100.00%

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Interactive Media & Services	28.20
Semiconductors & Semiconductor Equipment	14.81
Electronic Equipment, Instruments & Components	12.54
Software	11.65
Hotels, Restaurants & Leisure	10.58
Broadline Retail	9.41
Entertainment	5.51
Industry Types Each Less Than 3%	7.30
Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Australia-4.64%
CAR Group Ltd.	29,614	$650,546
REA Group Ltd.(a)	25,169	2,935,946
Wesfarmers Ltd.	20,050	869,570
WiseTech Global Ltd.	21,256	1,280,742

		5,736,804

Canada-12.44%
Celestica, Inc.(b)	44,761	1,942,136
CGI,Inc.,Class A(b)	17,820	1,809,304
Constellation Software, Inc.	1,379	3,557,566
Dollarama, Inc.	32,906	2,750,610
Element Fleet Management Corp.	61,426	982,297
Fairfax Financial Holdings Ltd.	676	736,453
Stantec, Inc.	8,670	691,719
Thomson Reuters Corp.	5,305	802,903
TMX Group Ltd.	31,108	825,335
WSP Global, Inc.	8,428	1,281,454

		15,379,777

Denmark-4.14%
Novo Nordisk A/S, Class B	26,666	3,450,541
Ringkjoebing Landbobank A/S	9,886	1,669,552

		5,120,093

France-6.10%
Dassault Systemes SE	28,941	1,145,900
Hermes International S.C.A.	846	2,036,223
Legrand S.A.	6,700	693,903
L’Oreal S.A.	1,969	925,619
Publicis Groupe S.A.	6,466	717,996
Rexel S.A.	25,949	677,834
Schneider Electric SE	2,987	686,997
Veolia Environnement S.A.	21,288	664,429

		7,548,901

Germany-4.78%
Allianz SE	2,319	661,059
Brenntag SE	7,778	622,583
Hannover Rueck SE	6,048	1,502,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,980	872,675
Rheinmetall AG(b)	2,867	1,585,498
SAP SE	3,672	666,291

		5,910,997

Greece-1.73%
National Bank of Greece S.A.(b)	154,520	1,249,068
Piraeus Financial Holdings S.A.(b)	219,145	884,561

		2,133,629

Ireland-0.71%
AIB Group PLC	169,642	882,643

Israel-1.90%
Mizrahi Tefahot Bank Ltd.(a)	64,076	2,346,767

Italy-2.53%
BPER Banca	156,674	819,359
Brunello Cucinelli S.p.A.(a)	6,325	649,925

	Shares	Value
Italy-(continued)
Leonardo S.p.A.	33,269	$769,442
UniCredit S.p.A.	24,150	892,938

		3,131,664

Japan-12.61%
Advantest Corp.	15,500	492,092
ASICS Corp.	18,600	799,009
Chugai Pharmaceutical Co. Ltd.	17,400	558,383
Disco Corp.	2,469	718,585
Ebara Corp.	8,600	716,462
Fujikura Ltd.	67,100	1,163,212
Hitachi Ltd.	7,955	739,059
Isetan Mitsukoshi Holdings Ltd.	43,700	617,185
ITOCHU Corp.	27,719	1,256,968
Marubeni Corp.	41,750	749,226
Mitsubishi Corp.	33,126	762,025
Mitsubishi Heavy Industries Ltd.	94,620	852,311
Mitsui & Co. Ltd.	16,247	788,681
Mitsui OSK Lines Ltd.(a)	42,821	1,357,842
Nippon Steel Corp.(a)	27,384	616,190
Sanrio Co. Ltd.	44,200	749,798
SCREEN Holdings Co. Ltd.	6,411	675,871
Shin-Etsu Chemical Co. Ltd.	16,212	638,219
Sojitz Corp.	25,400	655,156
Tokio Marine Holdings, Inc.	21,800	691,410

		15,597,684

Netherlands-7.80%
Arcadis N.V.	12,861	799,657
ASM International N.V.	5,579	3,550,576
ASML Holding N.V.(a)	3,396	3,023,679
IMCD N.V.(a)	5,737	872,603
Wolters Kluwer N.V.	9,325	1,403,385

		9,649,900

Norway-0.92%
Kongsberg Gruppen ASA	16,027	1,137,534

Singapore-0.99%
Oversea-Chinese Banking Corp. Ltd.	117,333	1,226,028

South Korea-5.18%
Alteogen, Inc.(b)	7,014	897,747
Hanmi Semiconductor Co. Ltd.	24,140	2,357,934
Hanwha Aerospace Co. Ltd.	11,004	1,683,920
HLB, Inc.(b)	9,743	783,895
Meritz Financial Group, Inc.	11,864	681,573

		6,405,069

Spain-1.50%
Banco de Sabadell S.A.	598,752	1,149,828
CaixaBank S.A.	132,010	698,983

		1,848,811

Sweden-8.09%
Assa Abloy AB, Class B(a)	35,873	964,161
Atlas Copco AB, Class A	100,397	1,787,789
Hexagon AB, Class B(a)	188,720	2,007,403
Industrivarden AB, Class A	19,719	641,736
Investor AB, Class B	77,738	1,928,948
Saab AB, Class B(a)	8,867	709,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Sweden-(continued)
SSAB AB, Class B(a)	92,932	$527,489
Swedbank AB, Class A(a)	74,149	1,434,893

		10,002,206

Switzerland-11.52%
ABB Ltd.	26,592	1,301,548
Chocoladefabriken Lindt & Spruengli AG	23	2,668,266
Flughafen Zureich AG	13,868	2,785,243
Georg Fischer AG	8,551	601,362
Schindler Holding AG, PC(a)	8,979	2,251,725
Siegfried Holding AG	1,082	1,040,532
Swiss Life Holding AG(a)	2,006	1,358,258
VAT Group AG(c)	3,241	1,635,077
Zurich Insurance Group AG	1,243	602,018

		14,244,029

United Kingdom-9.49%
3i Group PLC	58,373	2,102,121
Ashtead Group PLC	9,928	726,240
BAE Systems PLC	41,710	696,189
Diploma PLC	61,393	2,788,964
InterContinental Hotels Group PLC	35,400	3,480,490
RELX PLC	18,963	784,283
Rolls-Royce Holdings PLC(b)	224,280	1,160,119

		11,738,406

United States-2.57%
Experian PLC	24,198	982,918

	Shares	Value
United States-(continued)
Ferrovial SE	24,247	$876,303
Samsonite International S.A.(b)(c)	189,900	674,988
Tenaris S.A.	38,609	647,106

		3,181,315

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $106,417,339)		123,222,257

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.35%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,236,715	3,236,715
Invesco Private Prime Fund, 5.46%(d)(e)(f)	8,322,688	8,325,185

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,562,908)		11,561,900

TOTAL INVESTMENTS IN SECURITIES-108.99% (Cost $117,980,247)		134,784,157
OTHER ASSETS LESS LIABILITIES-(8.99)%		(11,118,183)

NET ASSETS-100.00%		$123,665,974

Investment Abbreviations:

PC-Participation Certificate

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $2,310,065, which represented 1.87% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,598,310	$(4,598,310)	$-	$-	$-	$1,320
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,378,573	10,020,578	(10,162,436)	-	-	3,236,715	71,457	*
Invesco Private Prime Fund	8,689,974	25,047,204	(25,413,055)	(1,014)	2,076	8,325,185	190,015	*

Total	$12,068,547	$39,666,092	$(40,173,801)	$(1,014)	$2,076	$11,561,900	$262,792

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2024

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Industrials	35.41
Financials	20.91
Information Technology	18.78
Consumer Discretionary	10.21
Health Care	5.44
Communication Services	3.48
Sector Types Each Less Than 3%	5.41
Money Market Funds Plus Other Assets Less Liabilities	0.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-4.08%
Banco do Brasil S.A.	118,918	$629,108
Inter & Co, Inc.	121,577	611,532
Marcopolo S.A., Preference Shares	536,577	682,226
NU Holdings Ltd., Class A(a)	53,976	586,179
PRIO S.A.	291,583	2,700,312

		5,209,357

China-8.78%
China Coal Energy Co. Ltd., H Shares	1,062,079	1,072,780
China Nonferrous Mining Corp. Ltd.	792,945	724,896
China Shenhua Energy Co. Ltd., H Shares	269,219	1,125,590
Hisense Home Appliances Group Co. Ltd., H Shares	237,620	1,004,109
Jinan Acetate Chemical Co. Ltd.	88,596	2,228,368
New Oriental Education & Technology Group, Inc.(a)	232,025	1,855,619
PetroChina Co. Ltd., H Shares	992,395	936,413
Shougang Fushan Resources Group Ltd.	1,851,593	707,853
Zijin Mining Group Co. Ltd., H Shares	700,147	1,548,681

		11,204,309

Hungary-0.54%
Magyar Telekom Telecommunications PLC	268,724	680,705

Indonesia-2.62%
PT AKR Corporindo Tbk	9,401,282	968,459
PT Bank Mandiri (Persero) Tbk	1,399,311	593,804
PT Bank Negara Indonesia (Persero) Tbk	1,720,860	555,628
PT BFI Finance Indonesia Tbk	10,569,333	682,521
PT Mitra Adiperkasa Tbk	5,579,047	540,406

		3,340,818

Malaysia-6.38%
Frontken Corp. Bhd.	4,650,283	3,839,102
QL Resources Bhd.	1,042,900	1,402,916
YTL Corp. Bhd.	1,745,000	1,133,473
YTL Power International Bhd.	1,828,200	1,762,121

		8,137,612

Mexico-11.68%
Alsea S.A.B. de C.V.(a)	261,686	1,102,127
Arca Continental S.A.B. de C.V.	62,417	612,209
Banco del Bajio S.A.(b)	403,545	1,495,901
CEMEX S.A.B. de C.V., Series CPO(a)	789,666	628,915
Corp. Inmobiliaria Vesta SAB de C.V.(c)	201,598	717,132
El Puerto de Liverpool S.A.B. de C.V., Class C-1	84,545	678,206
Gentera S.A.B. de C.V.	1,235,503	1,991,916
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	21,110	729,065
Grupo Comercial Chedraui S.A. de C.V.	184,448	1,370,167
Grupo Financiero Banorte S.A.B. de C.V., Class O	74,444	740,792
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	262,476	731,269
Grupo Mexico S.A.B. de C.V., Class B	116,005	720,670
Grupo Traxion S.A.B. de C.V.(a)(b)	369,120	624,136

	Shares	Value
Mexico-(continued)
Qualitas Controladora S.A.B. de C.V.	145,860	$1,917,748
Regional S.A.B. de C.V.(c)	93,394	848,075

		14,908,328

Philippines-0.56%
International Container Terminal Services, Inc.	125,080	716,679

South Africa-3.11%
Clicks Group Ltd.	150,985	2,336,880
Harmony Gold Mining Co. Ltd.	87,807	768,769
Investec Ltd.	136,073	866,618

		3,972,267

Taiwan-49.65%
Asia Vital Components Co. Ltd.	196,799	3,952,661
ASMedia Technology, Inc.	9,702	581,012
Chicony Electronics Co. Ltd.	129,861	807,593
Chicony Power Technology Co. Ltd.(a)	220,964	1,177,362
China Motor Corp.	491,504	2,166,047
Chung-Hsin Electric and Machinery Manufacturing Corp.	171,110	966,901
Delpha Construction Co. Ltd.	511,006	805,068
Evergreen Steel Corp.	191,728	874,381
Fortune Electric Co. Ltd.	156,940	4,082,310
Getac Holdings Corp.	168,949	544,796
Goldsun Building Materials Co. Ltd.	790,413	1,166,370
Great Wall Enterprise Co. Ltd.	437,613	768,732
Inventec Corp.	363,220	592,316
Jentech Precision Industrial Co. Ltd.	33,546	1,006,524
Kaori Heat Treatment Co. Ltd.	195,813	2,603,864
King Slide Works Co. Ltd.	24,259	916,362
King Yuan Electronics Co. Ltd.	206,327	607,030
Kings Town Bank Co. Ltd.	892,748	1,538,086
L&K Engineering Co. Ltd.	327,593	2,736,481
Lien Hwa Industrial Holdings Corp.	1,250,024	2,549,032
Lotus Pharmaceutical Co. Ltd.	99,695	988,928
Mega Financial Holding Co. Ltd.	567,684	697,358
Mitac Holdings Corp.	519,086	723,743
Powertech Technology, Inc.	186,095	997,284
Quanta Computer, Inc.	156,380	1,248,658
Shihlin Electric & Engineering Corp.	293,587	2,632,744
Shiny Chemical Industrial Co. Ltd.	529,726	2,830,671
Sigurd Microelectronics Corp.	764,576	1,742,262
SinoPac Financial Holdings Co. Ltd.	1,063,488	716,896
Supreme Electronics Co. Ltd.	1,078,049	2,920,088
Taichung Commercial Bank Co. Ltd.	1,202,157	653,467
Taishin Financial Holding Co. Ltd.	1,129,353	622,563
Taiwan Hon Chuan Enterprise Co. Ltd.	141,490	690,895
Taiwan Semiconductor Manufacturing Co. Ltd.	130,246	3,159,951
Tatung Co. Ltd.(a)	431,909	867,479
Tong Yang Industry Co. Ltd.	207,679	758,977
Topco Scientific Co. Ltd.	506,145	3,878,238
Tripod Technology Corp.	174,987	1,061,358
TXC Corp.	203,858	704,319
Uni-President Enterprises Corp.	671,669	1,577,995
Wistron Corp.	587,748	2,048,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Taiwan-(continued)
Wiwynn Corp.	9,874	$715,639
WPG Holdings Ltd.	249,126	675,567

		63,356,697

Thailand-0.49%
Bangchak Corp. PCL, NVDR	545,594	618,320

Turkey-11.38%
AG Anadolu Grubu Holding A.S.	95,068	953,572
Akbank T.A.S.	554,594	1,018,350
BIM Birlesik Magazalar A.S.	56,218	671,980
Dogus Otomotiv Servis ve Ticaret A.S.	108,221	948,457
Ford Otomotiv Sanayi A.S.	26,638	916,552
KOC Holding A.S.	119,668	835,697
Migros Ticaret A.S.	91,541	1,249,707
Pegasus Hava Tasimaciligi A.S.(a)	40,261	1,285,805
TAV Havalimanlari Holding A.S.(a)	123,921	841,667
Turk Hava Yollari AO(a)	191,975	1,933,002
Turk Traktor ve Ziraat Makineleri A.S.	96,043	2,727,643
Yapi ve Kredi Bankasi A.S.	1,143,779	1,140,370

		14,522,802

United States-0.53%
GCC S.A.B. de C.V.	58,949	674,583

Total Common Stocks & Other Equity Interests (Cost $106,507,561)		127,342,477

	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $142,826)	142,826	$142,826

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $106,650,387)		127,485,303

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.63%
Invesco Private Government Fund, 5.29%(d)(e)(f)	225,722	225,722
Invesco Private Prime Fund, 5.46%(d)(e)(f)	580,401	580,575

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $806,352)		806,297

TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $107,456,739)		128,291,600
OTHER ASSETS LESS LIABILITIES-(0.54)%		(688,926)

NET ASSETS-100.00%		$127,602,674

Investment Abbreviations:

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $2,120,037, which represented 1.66% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,456,459	$(5,313,633)	$-	$-	$142,826	$1,075
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,213,235	4,328,147	(5,315,660)	-	-	225,722	31,466	*
Invesco Private Prime Fund	3,120,675	7,793,509	(10,334,657)	(129)	1,177	580,575	84,288	*

Total	$4,333,910	$17,578,115	$(20,963,950)	$(129)	$1,177	$949,123	$116,829

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2024

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2024
Industrials	23.70
Information Technology	22.64
Financials	14.61
Materials	10.63
Consumer Staples	9.83
Consumer Discretionary	7.81
Energy	5.82
Sector Types Each Less Than 3%	4.76
Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.56%
Australia-5.98%
AGL Energy Ltd.	86,588	$531,897
Ampol Ltd.	22,010	526,096
ANZ Group Holdings Ltd.	201,165	3,678,443
APA Group	87,438	472,392
Aristocrat Leisure Ltd.	22,106	573,033
ASX Ltd.	9,593	396,240
Aurizon Holdings Ltd.	158,792	394,917
Bank of Queensland Ltd.(a)	93,760	374,431
Bendigo & Adelaide Bank Ltd.	52,636	334,273
BHP Group Ltd.	526,310	14,705,912
BlueScope Steel Ltd.	56,027	832,764
Brambles Ltd.	88,149	836,843
Coles Group Ltd.	96,718	1,018,678
Commonwealth Bank of Australia	72,752	5,411,045
Computershare Ltd.	29,329	518,590
CSL Ltd.	13,436	2,414,640
Dexus	128,296	593,160
Endeavour Group Ltd.	154,018	536,062
Evolution Mining Ltd.	182,156	480,229
Fortescue Ltd.	176,631	2,987,815
Glencore PLC	1,451,121	8,498,217
Goodman Group	53,358	1,097,996
GPT Group (The)	202,787	555,689
Incitec Pivot Ltd.	215,165	391,209
Insurance Australia Group Ltd.	217,656	910,197
James Hardie Industries PLC, CDI(b)	12,472	439,030
JB Hi-Fi Ltd.	11,877	470,838
Lendlease Corp. Ltd.	88,302	370,983
Macquarie Group Ltd.	24,642	2,999,761
Medibank Pvt. Ltd.	233,974	540,875
Metcash Ltd.	130,022	332,653
Mineral Resources Ltd.	10,675	500,408
Mirvac Group	444,210	594,203
National Australia Bank Ltd.	148,432	3,257,791
Northern Star Resources Ltd.	59,185	574,171
Orica Ltd.	34,057	400,280
Origin Energy Ltd.	153,424	971,353
Orora Ltd.	174,011	247,457
Qantas Airways Ltd.(b)	85,024	325,741
QBE Insurance Group Ltd.	120,086	1,382,548
Ramsay Health Care Ltd.	17,629	598,126
Rio Tinto Ltd.	41,880	3,548,648
Rio Tinto PLC	171,074	11,721,601
Santos Ltd.	334,876	1,674,379
Scentre Group	451,612	932,549
Sonic Healthcare Ltd.	37,268	647,834
South32 Ltd.	819,345	1,910,030
Stockland	269,992	780,171
Suncorp Group Ltd.	95,627	1,032,026
Telstra Group Ltd.	508,519	1,211,859
Transurban Group	171,480	1,396,336
Treasury Wine Estates Ltd.	55,103	432,594
Vicinity Ltd.	396,006	495,007
Viva Energy Group Ltd.(c)	161,329	359,323
Washington H Soul Pattinson & Co. Ltd.	12,944	274,598
Wesfarmers Ltd.	46,730	2,026,685
Westpac Banking Corp.	218,410	3,681,766

	Shares	Value
Australia-(continued)
Whitehaven Coal Ltd.	94,092	$471,682
Woodside Energy Group Ltd.	204,452	3,747,842
Woolworths Group Ltd.	67,227	1,392,558
Worley Ltd.	40,393	395,799

		101,210,273

Austria-0.39%
ams-OSRAM AG(a)(b)	162,030	197,249
ANDRITZ AG	5,836	320,743
BAWAG Group AG(b)(c)	11,538	693,340
Erste Group Bank AG	38,752	1,817,780
Mondi PLC(a)	78,989	1,502,385
OMV AG	19,760	944,016
Raiffeisen Bank International AG	22,490	417,945
voestalpine AG	10,483	281,569
Wienerberger AG	12,867	461,720

		6,636,747

Belgium-0.72%
Ageas S.A./N.V.	18,894	871,532
Anheuser-Busch InBev S.A./N.V.(a)	75,786	4,550,882
Cofinimmo S.A.(a)	4,392	292,570
Colruyt Group N.V.	7,290	338,452
Elia Group S.A./N.V.(a)	2,953	285,280
Groupe Bruxelles Lambert N.V.	9,158	683,985
KBC Group N.V.(a)	33,762	2,523,393
Proximus SADP	33,494	247,650
Syensqo S.A.(b)	6,489	604,956
UCB S.A.(a)	7,419	988,027
Umicore S.A.(a)	32,325	720,995

		12,107,722

Brazil-0.05%
Yara International ASA	30,618	877,830

Burkina Faso-0.02%
Endeavour Mining PLC	17,576	374,793

Canada-9.50%
Agnico Eagle Mines Ltd.	27,483	1,743,981
Air Canada(b)	23,432	346,572
Algonquin Power & Utilities Corp.(a)	128,909	789,114
Alimentation Couche-Tard, Inc.	49,408	2,743,990
Allied Properties REIT(a)	28,062	345,809
AltaGas Ltd.(a)	33,886	744,389
ARC Resources Ltd.	41,612	755,095
B2Gold Corp.	165,964	420,391
Bank of Montreal(a)	74,277	6,648,355
Bank of Nova Scotia (The)(a)	187,685	8,628,442
Barrick Gold Corp.(a)	200,669	3,341,927
BCE, Inc.(a)	43,574	1,434,547
Bombardier, Inc., Class B(a)(b)	13,214	603,255
Brookfield Corp.	163,088	6,555,097
CAE, Inc.(b)	17,984	347,676
Cameco Corp.(a)	6,979	319,068
Canadian Apartment Properties REIT	15,493	483,222
Canadian Imperial Bank of Commerce	117,573	5,499,320
Canadian National Railway Co.	23,267	2,829,773
Canadian Natural Resources Ltd.(a)	90,932	6,904,703
Canadian Pacific Kansas City Ltd.(a)	29,249	2,299,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Canada-(continued)
Canadian Tire Corp. Ltd., Class A(a)	9,532	$922,707
Capital Power Corp.	13,371	349,689
Celestica, Inc.(b)	11,103	481,748
Cenovus Energy, Inc.	103,346	2,127,325
CGI,Inc.,Class A(b)	9,003	914,094
CI Financial Corp.	24,881	294,475
Constellation Software, Inc.	177	456,627
Crescent Point Energy Corp.	68,593	606,121
Dollarama, Inc.	4,121	344,474
Element Fleet Management Corp.	18,920	302,560
Emera, Inc.(a)	35,602	1,203,189
Enbridge, Inc.(a)	266,527	9,496,304
Fairfax Financial Holdings Ltd.	1,949	2,123,294
Finning International, Inc.	14,540	457,097
First Capital REIT	24,384	262,325
Fortis, Inc.	54,691	2,152,051
Franco-Nevada Corp.	5,611	676,824
George Weston Ltd.	5,432	716,319
Gibson Energy, Inc.	24,247	398,513
Gildan Activewear, Inc.	10,253	356,133
Great-West Lifeco, Inc.	36,284	1,075,170
Hydro One Ltd.(c)	23,489	659,268
iA Financial Corp., Inc.	10,336	627,902
Imperial Oil Ltd.	14,912	1,027,347
Intact Financial Corp.	9,144	1,505,996
Keyera Corp.	25,837	664,238
Kinross Gold Corp.	141,652	915,580
Loblaw Cos. Ltd.	12,816	1,408,235
Magna International, Inc.	49,056	2,349,518
Manulife Financial Corp.	230,997	5,398,925
MEG Energy Corp.(b)	25,422	579,367
Methanex Corp.	9,125	437,835
Metro, Inc.	19,867	1,018,331
National Bank of Canada	28,937	2,328,272
Northland Power, Inc.(a)	28,883	441,702
Nutrien Ltd.	80,914	4,275,246
Onex Corp.	5,548	394,419
Open Text Corp.	16,800	594,423
Parkland Corp.	21,653	668,416
Pembina Pipeline Corp.	57,516	2,027,933
Power Corp. of Canada	103,365	2,759,710
Restaurant Brands International, Inc.	11,095	843,441
RioCan REIT	38,016	482,585
Royal Bank of Canada(a)	129,123	12,518,028
Saputo, Inc.	23,653	455,723
Shopify, Inc., Class A(b)	6,815	479,434
SmartCentres REIT	16,448	266,741
SNC-Lavalin Group, Inc.	13,344	513,421
SSR Mining, Inc.(a)	68,723	369,164
Stantec, Inc.	3,577	285,384
Sun Life Financial, Inc.	58,226	2,979,005
Suncor Energy, Inc.(a)	179,570	6,865,969
TC Energy Corp.(a)	120,824	4,337,475
Teck Resources Ltd., Class B	44,935	2,213,961
TELUS Corp.	55,857	898,932
TFI International, Inc.	3,607	470,694
Thomson Reuters Corp.	4,108	621,739
TMX Group Ltd.	13,168	349,364
Toromont Industries Ltd.	3,556	326,132
Toronto-Dominion Bank (The)	197,599	11,746,486

	Shares	Value
Canada-(continued)
Tourmaline Oil Corp.(a)	25,256	$1,236,833
Vermilion Energy, Inc.(a)	40,971	472,977
West Fraser Timber Co. Ltd.	11,827	907,697
Wheaton Precious Metals Corp.	14,121	737,168
WSP Global, Inc.	4,358	662,622

		160,624,702

Chile-0.09%
Antofagasta PLC(a)	27,799	769,269
Lundin Mining Corp.	68,145	779,735

		1,549,004

China-0.32%
BOC Hong Kong (Holdings) Ltd.	304,727	940,924
Lenovo Group Ltd.	1,784,591	2,037,590
Prosus N.V.(b)	39,188	1,320,326
SITC International Holdings Co. Ltd.	233,972	509,753
Wilmar International Ltd.	136,066	322,268
Xinyi Glass Holdings Ltd.	316,113	340,315

		5,471,176

Denmark-1.03%
A.P. Moller - Maersk A/S, Class A(a)	993	1,417,890
A.P. Moller - Maersk A/S, Class B	1,758	2,568,189
Carlsberg A/S, Class B	6,255	845,795
Coloplast A/S, Class B(a)	3,891	472,140
Danske Bank A/S	60,953	1,765,145
DSV A/S(a)	8,760	1,253,088
Genmab A/S(b)	1,519	426,061
ISS A/S	23,627	444,402
Jyske Bank A/S	4,097	333,911
Novo Nordisk A/S, Class B(a)	36,423	4,713,083
Orsted A/S(a)(b)(c)	17,721	979,878
Pandora A/S	2,980	456,910
Svitzer A/S(b)	5,502	185,245
Tryg A/S	22,824	453,185
Vestas Wind Systems A/S(b)	38,797	1,047,884

		17,362,806

Finland-1.24%
Elisa OYJ	12,297	556,448
Fortum OYJ(a)	105,795	1,400,442
Huhtamaki OYJ(a)	6,927	266,345
Kesko OYJ, Class B(a)	30,656	525,447
Kone OYJ, Class B	23,644	1,157,886
Konecranes OYJ	6,110	323,520
Mandatum OYJ(a)(b)	74,937	348,710
Metso OYJ(a)	32,707	373,326
Neste OYJ	43,368	989,563
Nokia OYJ	743,221	2,711,083
Nordea Bank Abp	463,853	5,458,206
Orion OYJ, Class B	6,950	265,966
Outokumpu OYJ(a)	76,776	312,363
Sampo OYJ	32,029	1,298,647
Stora Enso OYJ, Class R(a)	105,219	1,411,944
TietoEVRY OYJ(a)	13,514	256,340
UPM-Kymmene OYJ	66,904	2,355,003
Valmet OYJ(a)	17,588	441,188
Wartsila OYJ Abp	32,260	598,816

		21,051,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
France-8.81%
Accor S.A.	9,148	$404,074
Air France-KLM(a)(b)	57,990	597,612
Air Liquide S.A.	25,825	5,077,551
Airbus SE	24,115	3,988,420
Alstom S.A.(a)	82,172	1,306,954
Amundi S.A.(a)(c)	7,111	499,926
Arkema S.A.	9,202	954,899
Atos SE(a)(b)	198,060	428,634
AXA S.A.(a)	202,503	7,024,118
BNP Paribas S.A.	184,531	13,340,120
Bollore SE	52,276	340,966
Bouygues S.A.(a)	41,788	1,546,439
Bureau Veritas S.A.	15,852	464,762
Capgemini SE	7,784	1,647,131
Carrefour S.A.(a)	101,025	1,705,652
Cie de Saint-Gobain S.A.	59,934	4,784,546
Cie Generale des Etablissements Michelin S.C.A.	82,673	3,198,245
Covivio S.A.	8,261	413,918
Credit Agricole S.A.	229,259	3,566,719
Danone S.A.	56,367	3,535,464
Dassault Systemes SE	11,248	445,357
Edenred SE	7,459	354,592
Eiffage S.A.	11,585	1,242,443
Elis S.A.(a)	18,084	408,383
ENGIE S.A.(a)	294,966	5,131,437
EssilorLuxottica S.A.	14,065	3,019,833
Eurazeo SE	6,296	570,874
Forvia SE(b)	76,369	1,224,864
Gecina S.A.	6,678	685,484
Getlink SE	17,075	292,119
Hermes International S.C.A.	331	796,678
Kering S.A.	5,029	1,774,496
Klepierre S.A.	28,669	774,329
Legrand S.A.	13,401	1,387,909
L’Oreal S.A.	6,148	2,890,150
LVMH Moet Hennessy Louis Vuitton SE	7,425	6,148,105
Nexans S.A.	3,268	350,829
Orange S.A.	318,714	3,552,685
Pernod Ricard S.A.	12,043	1,828,532
Publicis Groupe S.A.	16,812	1,866,832
Renault S.A.	53,521	2,674,807
Rexel S.A.	36,945	965,070
Safran S.A.	10,224	2,232,318
Schneider Electric SE	22,548	5,185,945
SCOR SE	20,739	679,448
SEB S.A.	2,507	298,084
Societe Generale S.A.	201,527	5,471,110
Sodexo S.A.	11,291	986,960
Sopra Steria Group	1,228	270,486
SPIE S.A.(a)	13,059	477,267
Technip Energies N.V.	17,549	417,318
Teleperformance SE	5,220	477,106
Thales S.A.	6,240	1,053,862
TotalEnergies SE	344,174	25,241,685
Ubisoft Entertainment S.A.(b)	13,255	314,214
Unibail-Rodamco-Westfield SE(a)(b)	15,417	1,293,714
Valeo SE(a)	102,655	1,310,581
Veolia Environnement S.A.	91,393	2,852,506
Vinci S.A.	46,530	5,485,183

	Shares	Value
France-(continued)
Vivendi SE(a)	82,257	$841,362
Wendel SE	3,415	350,726
Worldline S.A.(b)(c)	58,613	614,436

		149,066,269

Germany-9.08%
adidas AG	10,081	2,440,392
Allianz SE	44,622	12,720,045
Aroundtown S.A.(a)(b)	288,033	601,330
Aurubis AG	8,424	677,354
BASF SE	147,876	7,772,216
Bayer AG	235,178	6,877,546
Bayerische Motoren Werke AG	54,865	6,010,171
Bayerische Motoren Werke AG Preference Shares	9,951	1,026,771
Beiersdorf AG	2,986	448,745
Brenntag SE	12,653	1,012,798
Commerzbank AG	167,867	2,505,707
Continental AG	22,151	1,440,993
Covestro AG(b)(c)	33,586	1,687,139
Daimler Truck Holding AG	77,765	3,518,088
Deutsche Bank AG	447,306	7,179,016
Deutsche Boerse AG	7,496	1,451,936
Deutsche Lufthansa AG(b)	122,586	880,039
Deutsche Post AG	137,259	5,761,965
Deutsche Telekom AG	422,982	9,719,363
E.ON SE	340,329	4,512,322
Evonik Industries AG	49,069	1,025,469
Freenet AG	15,797	439,840
Fresenius Medical Care AG	32,786	1,388,235
Fresenius SE & Co. KGaA	70,211	2,099,796
FUCHS SE	2,123	77,975
FUCHS SE, Preference Shares	4,412	206,722
GEA Group AG	13,787	558,713
Hannover Rueck SE	5,024	1,248,433
Heidelberg Materials AG	21,776	2,203,598
HelloFresh SE(b)	24,349	164,959
Henkel AG& Co. KGaA	10,887	781,688
Henkel AG& Co. KGaA, Preference Shares	17,832	1,419,720
HOCHTIEF AG	4,175	440,609
HUGO BOSS AG	4,093	221,185
Infineon Technologies AG	54,695	1,913,553
K+S AG(a)	56,525	847,662
KION Group AG	12,591	584,022
Knorr-Bremse AG	6,032	448,578
LANXESS AG(a)	28,156	798,707
LEG Immobilien SE(b)	9,727	831,216
Mercedes-Benz Group AG	148,736	11,282,017
Merck KGaA	6,681	1,064,049
MTU Aero Engines AG	2,393	579,805
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	13,312	5,867,198
ProSiebenSat.1 Media SE	60,476	472,047
Puma SE	8,190	381,287
Rheinmetall AG(b)	1,560	862,706
RWE AG	88,921	3,102,422
SAP SE	37,374	6,781,580
Siemens AG	51,488	9,683,923
Siemens Energy AG, Class A(a)(b)	93,719	1,934,035
Siemens Healthineers AG(c)	13,016	725,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Germany-(continued)
Symrise AG	5,401	$581,545
TAG Immobilien AG(b)	24,733	354,109
Talanx AG	8,755	661,843
thyssenkrupp AG	167,166	841,519
TUI AG(b)	108,111	766,202
United Internet AG	13,110	317,365
Volkswagen AG(a)	7,314	1,038,562
Volkswagen AG, Preference Shares	53,641	6,604,505
Vonovia SE	93,340	2,712,668
Wacker Chemie AG	2,596	279,243
Zalando SE(b)(c)	26,832	707,499

		153,545,840

Hong Kong-1.12%
AIA Group Ltd.	777,533	5,746,101
CK Asset Holdings Ltd.	115,257	495,883
CK Hutchison Holdings Ltd.	135,438	662,367
CLP Holdings Ltd.	61,006	481,265
Hang Seng Bank Ltd.	43,822	582,149
Henderson Land Development Co. Ltd.	99,869	303,902
Hong Kong & China Gas Co. Ltd. (The)	424,476	324,007
Hong Kong Exchanges & Clearing Ltd.	38,806	1,248,349
Jardine Matheson Holdings Ltd.	9,131	350,356
Link REIT	298,211	1,290,651
MTR Corp. Ltd.	98,109	324,262
New World Development Co. Ltd.	268,096	287,251
Orient Overseas International Ltd.	31,769	464,276
Power Assets Holdings Ltd.	59,800	344,447
Prudential PLC	305,218	2,679,076
Sun Hung Kai Properties Ltd.	117,445	1,092,431
Swire Pacific Ltd., Class A	29,572	251,437
Swire Pacific Ltd., Class B	64,450	87,843
Techtronic Industries Co. Ltd.	80,341	1,123,780
WH Group Ltd.	626,877	458,464
Wharf Real Estate Investment Co. Ltd.	93,481	292,233

		18,890,530

Ireland-0.31%
AIB Group PLC	131,703	685,247
Bank of Ireland Group PLC	102,252	1,098,250
Flutter Entertainment PLC(a)(b)	3,995	746,600
Kerry Group PLC, Class A	9,815	847,971
Kingspan Group PLC	5,666	507,995
Smurfit Kappa Group PLC(a)	31,147	1,361,127

		5,247,190

Israel-0.28%
Bank Hapoalim B.M.	76,120	690,545
Bank Leumi le-Israel B.M.	99,715	782,770
ICL Group Ltd.	78,662	371,344
Israel Discount Bank Ltd., Class A	98,164	507,067
Mizrahi Tefahot Bank Ltd.	12,230	447,921
Nice Ltd.(b)	1,621	363,682
Teva Pharmaceutical Industries Ltd.(a)(b)	97,238	1,373,464
Tower Semiconductor Ltd.(b)	8,184	267,943

		4,804,736

Italy-3.34%
A2A S.p.A.	308,134	611,336
Assicurazioni Generali S.p.A.	158,281	3,875,643
Azimut Holding S.p.A.	11,318	299,761

	Shares	Value
Italy-(continued)
Banca Monte dei Paschi di Siena S.p.A.(b)	132,919	$646,663
Banca Popolare di Sondrio S.p.A.(a)	39,502	331,987
Banco BPM S.p.A.(a)	212,831	1,407,291
BPER Banca	161,716	845,727
Coca-Cola HBC AG	15,952	517,335
Enel S.p.A.	1,488,904	9,840,222
Eni S.p.A.(a)	521,396	8,438,365
Ferrari N.V.	1,372	568,027
FinecoBank Banca Fineco S.p.A.(a)	28,709	443,266
Hera S.p.A.	121,531	440,521
Intesa Sanpaolo S.p.A.	2,526,860	9,526,710
Italgas S.p.A.	69,260	385,093
Iveco Group N.V.	59,985	757,161
Leonardo S.p.A.	41,770	966,052
Mediobanca Banca di Credito Finanziario S.p.A.	78,618	1,122,232
Moncler S.p.A.	5,773	395,799
Nexi S.p.A.(a)(b)(c)	83,482	488,984
Pirelli & C. S.p.A.(c)	71,382	455,509
Poste Italiane S.p.A.(c)	69,042	879,972
Prysmian S.p.A.	20,417	1,117,305
Saras S.p.A.(a)	197,867	374,478
Snam S.p.A.	230,957	1,062,383
Telecom Italia S.p.A.(a)(b)	4,162,331	992,033
Telecom Italia S.p.A., RSP(a)(b)	2,373,795	587,081
Terna S.p.A.	109,984	884,826
UniCredit S.p.A.	208,980	7,726,969
Unipol Gruppo S.p.A.	53,059	477,695

		56,466,426

Japan-22.17%
Advantest Corp.	12,998	412,659
AEON Co. Ltd.	58,155	1,220,270
AGC, Inc.	32,899	1,219,457
Aisin Corp.(a)	28,117	1,070,792
Ajinomoto Co., Inc.	27,962	1,043,922
Amada Co. Ltd.	39,693	435,736
ANA Holdings, Inc.	14,442	275,322
Aozora Bank Ltd.(a)	28,675	447,167
Asahi Group Holdings Ltd.	59,670	2,049,480
Asahi Kasei Corp.	144,464	1,010,279
Astellas Pharma, Inc.	183,865	1,768,955
Bandai Namco Holdings, Inc.	43,963	827,493
Bridgestone Corp.	60,563	2,685,916
Brother Industries Ltd.	31,829	566,739
Canon, Inc.(a)	102,597	2,790,425
Central Japan Railway Co.	83,658	1,922,861
Chiba Bank Ltd. (The)	65,719	557,525
Chubu Electric Power Co., Inc.	71,978	926,225
Chugai Pharmaceutical Co. Ltd.	21,690	696,054
Chugoku Electric Power Co., Inc. (The)	72,339	498,993
Coca-Cola Bottlers Japan Holdings, Inc.	24,170	339,361
Concordia Financial Group Ltd.	122,655	663,841
Cosmo Energy Holdings Co. Ltd.	16,560	796,509
Credit Saison Co. Ltd.	23,876	444,019
CyberAgent, Inc.	41,449	260,681
Dai Nippon Printing Co. Ltd.	21,125	618,319
Daicel Corp.	29,486	275,626
Daifuku Co. Ltd.	15,378	318,769
Dai-ichi Life Holdings, Inc.	105,050	2,435,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Daiichi Sankyo Co. Ltd.	44,218	$1,507,231
Daikin Industries Ltd.	17,490	2,416,802
Daito Trust Construction Co. Ltd.	6,014	646,439
Daiwa House Industry Co. Ltd.	56,817	1,603,072
Daiwa House REIT Investment Corp.	205	345,347
Daiwa Securities Group, Inc.	150,056	1,108,030
Denso Corp.	182,807	3,126,648
Dentsu Group, Inc.	27,275	739,917
Disco Corp.	1,316	383,013
East Japan Railway Co.	104,013	1,912,176
Ebara Corp.	6,642	553,342
Eisai Co. Ltd.	22,834	943,454
Electric Power Development Co. Ltd.	22,352	380,878
ENEOS Holdings, Inc.	473,813	2,200,679
FANUC Corp.	66,732	1,962,120
Fast Retailing Co. Ltd.	3,960	1,045,582
Fuji Electric Co. Ltd.	10,459	656,126
FUJIFILM Holdings Corp.	107,784	2,313,008
Fujikura Ltd.	32,650	566,004
Fujitsu Ltd.	145,530	2,252,333
Fukuoka Financial Group, Inc.	21,894	583,923
Furukawa Electric Co. Ltd.	16,348	351,861
GLP J-Reit	338	276,002
Hakuhodo DY Holdings, Inc.	32,766	306,703
Hankyu Hanshin Holdings, Inc.	16,231	426,391
Haseko Corp.(a)	26,954	326,209
Hikari Tsushin, Inc.	1,950	318,835
Hirose Electric Co. Ltd.	2,760	294,214
Hitachi Construction Machinery Co. Ltd.	15,629	450,700
Hitachi Ltd.	68,612	6,374,400
Honda Motor Co. Ltd.	621,052	7,151,185
Hoya Corp.	8,814	1,034,503
Hulic Co. Ltd.(a)	40,516	375,384
IBIDEN Co. Ltd.	6,766	262,015
Idemitsu Kosan Co. Ltd.	174,590	1,192,114
IHI Corp.	33,012	794,436
Iida Group Holdings Co. Ltd.	25,976	333,191
Inpex Corp.	161,490	2,455,214
Isetan Mitsukoshi Holdings Ltd.	33,653	475,289
Isuzu Motors Ltd.	86,537	1,099,550
ITOCHU Corp.(a)	104,086	4,719,968
Iwatani Corp.	5,616	320,012
J. Front Retailing Co. Ltd.(a)	36,351	317,969
Japan Airlines Co. Ltd.(a)	15,516	276,027
Japan Exchange Group, Inc.	21,396	504,019
Japan Metropolitan Fund Investment Corp.	499	302,511
Japan Post Bank Co. Ltd.	234,680	2,391,316
Japan Post Holdings Co. Ltd.	330,877	3,177,042
Japan Post Insurance Co. Ltd.	39,327	737,608
Japan Real Estate Investment Corp.	111	378,076
Japan Tobacco, Inc.	124,670	3,363,036
JFE Holdings, Inc.	128,149	1,922,663
JGC Holdings Corp.	32,454	313,785
JSR Corp.(a)(b)	2,974	81,888
JTEKT Corp.	33,598	261,328
Kajima Corp.	51,746	997,335
Kansai Electric Power Co., Inc. (The)	106,842	1,601,289
Kansai Paint Co. Ltd.	18,754	246,097
Kao Corp.	45,570	1,889,520

	Shares	Value
Japan-(continued)
Kawasaki Heavy Industries Ltd.	31,423	$977,844
Kawasaki Kisen Kaisha Ltd.(a)	59,638	837,922
KDDI Corp.	131,433	3,674,929
Keio Corp.	11,206	275,085
Keyence Corp.	3,443	1,538,099
Kikkoman Corp.	35,930	430,959
Kintetsu Group Holdings Co. Ltd.	17,564	452,591
Kirin Holdings Co. Ltd.	84,772	1,239,272
Kobe Steel Ltd.(a)	74,914	920,447
Koito Manufacturing Co. Ltd.	38,396	518,730
Komatsu Ltd.	107,253	3,240,797
Konami Group Corp.	4,396	266,892
Konica Minolta, Inc.	99,740	332,752
Kubota Corp.	122,004	1,973,509
Kuraray Co. Ltd.	53,008	588,136
Kurita Water Industries Ltd.	8,248	329,941
Kyocera Corp.	127,375	1,564,212
Kyoto Financial Group, Inc.	22,401	400,290
Kyowa Kirin Co. Ltd.	16,492	277,618
Kyushu Electric Power Co., Inc.	58,865	548,569
Kyushu Financial Group, Inc.(a)	44,636	300,381
Kyushu Railway Co.	18,736	403,497
Lawson, Inc.	4,875	319,857
Lion Corp.	32,622	293,228
Lixil Corp.(a)	72,954	786,725
LY Corp.	270,459	658,424
Makita Corp.	22,462	657,024
Marubeni Corp.	185,693	3,332,361
Marui Group Co. Ltd.	16,702	256,742
MatsukiyoCocokara & Co.	25,508	364,226
Mazda Motor Corp.	145,979	1,673,473
Mebuki Financial Group, Inc.	121,658	431,928
MEIJI Holdings Co. Ltd.	29,119	652,270
MINEBEA MITSUMI, Inc.	41,219	780,952
MISUMI Group, Inc.	23,876	391,902
Mitsubishi Chemical Group Corp.	162,413	951,060
Mitsubishi Corp.	386,386	8,888,363
Mitsubishi Electric Corp.	171,108	3,015,172
Mitsubishi Estate Co. Ltd.	124,354	2,297,979
Mitsubishi Gas Chemical Co., Inc.	25,823	458,567
Mitsubishi HC Capital, Inc.	84,346	548,585
Mitsubishi Heavy Industries Ltd.	291,610	2,626,741
Mitsubishi Materials Corp.	24,822	487,875
Mitsubishi Motors Corp.	163,188	516,842
Mitsubishi UFJ Financial Group, Inc.	1,290,953	12,957,521
Mitsui & Co. Ltd.	118,695	5,761,835
Mitsui Chemicals, Inc.(a)	27,647	791,295
Mitsui Fudosan Co. Ltd.	270,640	2,774,075
Mitsui Mining & Smelting Co. Ltd.	13,022	411,103
Mitsui OSK Lines Ltd.(a)	47,757	1,514,361
Mizuho Financial Group, Inc.	376,613	7,304,184
MS&AD Insurance Group Holdings, Inc.	113,018	2,044,328
Murata Manufacturing Co. Ltd.	112,058	2,067,553
Nabtesco Corp.	18,145	302,100
NEC Corp.	30,445	2,224,875
Nexon Co. Ltd.	16,046	252,011
NGK Insulators Ltd.	39,783	544,041
NH Foods Ltd.	12,331	406,293
Nichirei Corp.	12,391	311,497
Nidec Corp.	37,824	1,772,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Nikon Corp.(a)	50,576	$527,406
Nintendo Co. Ltd.	52,323	2,566,858
Nippon Building Fund, Inc.	120	459,823
Nippon Electric Glass Co. Ltd.	14,025	348,207
Nippon Express Holdings, Inc.	11,958	612,927
Nippon Paint Holdings Co. Ltd.	58,602	378,168
Nippon Prologis REIT, Inc.	160	277,165
Nippon Sanso Holdings Corp.	13,696	409,492
Nippon Steel Corp.(a)	176,100	3,962,572
Nippon Telegraph & Telephone Corp.(a)	3,921,230	4,256,004
Nippon Yusen K.K.(a)	80,057	2,272,008
Nissan Chemical Corp.	8,130	279,085
Nissan Motor Co. Ltd.	866,328	3,202,383
Nisshin Seifun Group, Inc.	28,043	366,386
Nissin Foods Holdings Co. Ltd.	11,571	309,192
Niterra Co. Ltd.(a)	21,213	697,192
Nitori Holdings Co. Ltd.	3,788	511,397
Nitto Denko Corp.	11,289	937,611
Nomura Holdings, Inc.	442,987	2,533,526
Nomura Real Estate Holdings, Inc.	17,212	484,865
Nomura Real Estate Master Fund, Inc.	319	305,692
Nomura Research Institute Ltd.	18,918	461,033
NSK Ltd.	63,522	350,417
NTN Corp.	141,216	281,777
NTT DATA Group Corp.	59,810	940,298
Obayashi Corp.	75,448	844,784
Odakyu Electric Railway Co. Ltd.	25,327	285,676
Oji Holdings Corp.	174,420	685,754
Olympus Corp.	57,435	803,137
Omron Corp.	19,443	674,602
Ono Pharmaceutical Co. Ltd.(a)	37,106	536,671
Open House Group Co. Ltd.	9,428	288,654
Oriental Land Co. Ltd.	9,131	253,102
ORIX Corp.	110,276	2,271,182
Osaka Gas Co. Ltd.	40,158	893,166
Otsuka Corp.	16,542	330,914
Otsuka Holdings Co. Ltd.	33,879	1,451,480
Pan Pacific International Holdings Corp.	22,222	526,160
Panasonic Holdings Corp.	303,842	2,668,380
Persol Holdings Co. Ltd.	278,591	388,061
Rakuten Group, Inc.(b)	97,169	471,442
Recruit Holdings Co. Ltd.	48,724	2,137,026
Renesas Electronics Corp.	71,403	1,192,659
Resona Holdings, Inc.	304,342	1,935,922
Resonac Holdings Corp.	40,467	881,009
Ricoh Co. Ltd.	56,680	492,188
Rohm Co. Ltd.	33,020	481,456
Ryohin Keikaku Co. Ltd.	20,905	339,483
Santen Pharmaceutical Co. Ltd.(a)	29,519	285,970
Sanwa Holdings Corp.	18,454	303,785
SBI Holdings, Inc.(a)	35,850	877,541
SCREEN Holdings Co. Ltd.	2,306	243,107
SECOM Co. Ltd.	14,930	1,041,727
Seibu Holdings, Inc.	19,108	298,583
Seiko Epson Corp.	33,563	555,384
Seino Holdings Co. Ltd.	17,952	241,277
Sekisui Chemical Co. Ltd.	43,117	630,596
Sekisui House Ltd.	84,435	1,945,549
Seven & i Holdings Co. Ltd.	247,616	3,209,968
SG Holdings Co. Ltd.	38,346	449,460

	Shares	Value

Japan-(continued)
Sharp Corp.(b)	65,854	$347,756
Shimadzu Corp.	16,843	461,412
Shimano, Inc.	4,889	802,018
Shimizu Corp.	90,130	559,858
Shin-Etsu Chemical Co. Ltd.	95,732	3,768,689
Shionogi & Co. Ltd.	17,953	841,263
Shiseido Co. Ltd.	33,274	891,240
Shizuoka Financial Group, Inc.	46,271	432,968
SMC Corp.	2,232	1,184,613
SoftBank Corp.	281,500	3,418,463
SoftBank Group Corp.	113,934	5,730,547
Sojitz Corp.	43,055	1,110,541
Sompo Holdings, Inc.	100,131	1,985,249
Sony Group Corp.	93,358	7,762,777
Stanley Electric Co. Ltd.	21,743	386,597
Subaru Corp.	84,294	1,891,948
SUMCO Corp.	38,943	589,967
Sumitomo Chemical Co. Ltd.	514,433	1,102,648
Sumitomo Corp.	102,222	2,699,027
Sumitomo Electric Industries Ltd.	67,202	1,042,418
Sumitomo Forestry Co. Ltd.	21,820	677,347
Sumitomo Heavy Industries Ltd.	10,844	303,961
Sumitomo Metal Mining Co. Ltd.	40,312	1,361,281
Sumitomo Mitsui Financial Group, Inc.	174,144	9,937,490
Sumitomo Mitsui Trust Holdings, Inc.	84,995	1,792,097
Sumitomo Realty & Development Co. Ltd.	40,571	1,415,918
Sumitomo Rubber Industries Ltd.	32,594	396,331
Suntory Beverage & Food Ltd.	15,816	515,190
Suzuken Co. Ltd.	9,126	270,361
Suzuki Motor Corp.	235,200	2,751,585
Sysmex Corp.	25,138	404,710
T&D Holdings, Inc.	73,765	1,207,971
Taiheiyo Cement Corp.	15,846	364,217
Taisei Corp.	21,630	793,368
Taiyo Yuden Co. Ltd.	16,302	386,611
Takashimaya Co. Ltd.(a)	21,713	308,382
Takeda Pharmaceutical Co. Ltd.	157,989	4,169,468
TDK Corp.	30,437	1,370,163
Terumo Corp.	53,388	913,803
THK Co. Ltd.	14,864	327,005
TIS, Inc.	17,286	370,842
Tobu Railway Co. Ltd.	13,201	262,988
Tohoku Electric Power Co., Inc.	74,454	576,508
Tokai Carbon Co. Ltd.	42,624	284,133
Tokio Marine Holdings, Inc.	120,688	3,827,750
Tokyo Electric Power Co. Holdings, Inc.(b).	845,863	5,305,826
Tokyo Electron Ltd.	12,822	2,861,555
Tokyo Gas Co. Ltd.	47,929	1,077,881
Tokyo Tatemono Co. Ltd.	29,048	485,841
Tokyu Corp.	38,140	452,862
Tokyu Fudosan Holdings Corp.	96,540	711,941
TOPPAN Holdings, Inc.	34,320	817,408
Toray Industries, Inc.	170,396	782,004
Tosoh Corp.	54,342	752,635
TOTO Ltd.	19,648	536,133
Toyo Suisan Kaisha Ltd.	5,657	353,767
Toyoda Gosei Co. Ltd.	13,940	270,535
Toyota Industries Corp.	15,929	1,521,386
Toyota Motor Corp.	979,653	22,647,842
Toyota Tsusho Corp.	27,198	1,742,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Trend Micro, Inc.(a)	7,481	$371,281
Tsuruha Holdings, Inc.	5,312	336,445
UBE Corp.	17,150	314,959
Unicharm Corp.	15,541	463,865
West Japan Railway Co.	57,000	1,084,472
Yakult Honsha Co. Ltd.	17,759	348,262
Yamada Holdings Co. Ltd.	115,203	329,946
Yamaha Corp.	17,313	367,130
Yamaha Motor Co. Ltd.	137,796	1,292,453
Yamato Holdings Co. Ltd.	38,897	515,858
Yamazaki Baking Co. Ltd.	11,934	289,164
Yaskawa Electric Corp.	12,542	524,426
Yokogawa Electric Corp.	18,210	406,287
Yokohama Rubber Co. Ltd. (The)	17,852	469,315

		374,927,581

Jordan-0.02%
Hikma Pharmaceuticals PLC	11,662	280,954

Luxembourg-0.28%
Aperam S.A.	9,365	274,771
ArcelorMittal S.A.	154,959	3,908,627
Eurofins Scientific SE(a)	7,768	478,422

		4,661,820

Macau-0.03%
Galaxy Entertainment Group Ltd.	78,576	356,150
Sands China Ltd.(b)	93,089	222,332

		578,482

Netherlands-2.30%
Aalberts N.V.	9,882	474,640
ABN AMRO Bank N.V., CVA(a)(c)	82,655	1,333,638
Adyen N.V.(b)(c)	299	361,332
Aegon Ltd.(a)	353,946	2,216,244
Akzo Nobel N.V.	19,964	1,326,473
ASM International N.V.	605	385,033
ASML Holding N.V.	4,188	3,728,848
ASR Nederland N.V.(a)	18,444	926,307
BE Semiconductor Industries N.V.(a)	1,596	214,169
Euronext N.V.(c)	4,406	398,796
EXOR N.V.	8,523	935,928
Heineken Holding N.V.	8,673	700,621
Heineken N.V.(a)	19,216	1,875,915
IMCD N.V.(a)	2,298	349,528
ING Groep N.V.	578,120	9,187,021
Koninklijke Ahold Delhaize N.V.	137,621	4,184,984
Koninklijke KPN N.V.	368,898	1,344,266
Koninklijke Philips N.V.(a)(b)	109,166	2,947,327
NN Group N.V.	59,104	2,739,589
OCI N.V.(a)	11,264	304,714
Randstad N.V.(a)	21,652	1,092,747
SBM Offshore N.V.(a)	26,106	389,398
Universal Music Group N.V.(a)	18,726	554,631
Wolters Kluwer N.V.	6,470	973,716

		38,945,865

New Zealand-0.02%
Fisher & Paykel Healthcare Corp. Ltd.	18,476	311,267

Norway-0.71%
Aker BP ASA	37,838	929,366
DNB Bank ASA	88,489	1,550,974

	Shares	Value

Norway-(continued)
Equinor ASA	190,168	$5,133,642
Mowi ASA	41,353	731,715
Norsk Hydro ASA	237,641	1,478,530
Orkla ASA	48,113	329,322
Schibsted ASA, Class A	3,927	112,695
Schibsted ASA, Class B	4,962	139,440
Storebrand ASA	43,192	416,937
Telenor ASA	70,336	812,340
Var Energi ASA	115,567	379,652

		12,014,613

Poland-0.21%
Bank Polska Kasa Opieki S.A.	12,418	518,657
KGHM Polska Miedz S.A.	16,721	581,224
ORLEN S.A.	59,098	970,386
Powszechna Kasa Oszczednosci Bank Polski S.A.	48,725	730,941
Powszechny Zaklad Ubezpieczen S.A.	56,938	721,593

		3,522,801

Portugal-0.26%
Banco Comercial Portugues S.A., Class R(a)(b)	968,950	340,446
EDP - Energias de Portugal S.A.	465,526	1,755,116
Galp Energia SGPS S.A.	81,393	1,757,996
Jeronimo Martins SGPS S.A.	27,447	567,878

		4,421,436

Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0

		0

Singapore-0.71%
CapitaLand Ascendas REIT	263,563	502,485
CapitaLand Integrated Commercial Trust	402,178	578,016
CapitaLand Investment Ltd.	226,965	442,696
DBS Group Holdings Ltd.	112,216	2,871,742
Genting Singapore Ltd.	371,051	248,954
Keppel Ltd.	92,063	464,450
Mapletree Logistics Trust	240,712	238,285
Oversea-Chinese Banking Corp. Ltd.	128,777	1,345,607
Singapore Airlines Ltd.(a)	109,574	525,473
Singapore Exchange Ltd.	39,522	271,256
Singapore Technologies Engineering Ltd.	97,525	288,195
Singapore Telecommunications Ltd.	747,851	1,305,141
STMicroelectronics N.V.	28,045	1,128,866
United Overseas Bank Ltd.	69,264	1,543,997
UOL Group Ltd.	65,396	281,005

		12,036,168

South Africa-0.49%
Anglo American PLC	250,343	8,256,729

South Korea-4.10%
DB Insurance Co. Ltd.	3,791	266,887
Delivery Hero SE(b)(c)	12,452	351,498
Doosan Enerbility Co. Ltd.(b)	61,871	752,068
Hana Financial Group, Inc.	21,543	914,966
Hankook Tire & Technology Co. Ltd.	7,302	312,241
Hanwha Solutions Corp.	18,919	350,428
HD Hyundai Co. Ltd.	7,254	353,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value

South Korea-(continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,615	$439,094
HMM Co. Ltd.	52,662	603,931
Hyundai Engineering & Construction Co. Ltd.	14,924	382,791
Hyundai Mobis Co. Ltd.	3,462	572,366
Hyundai Motor Co.	10,665	1,936,846
Hyundai Motor Co., First Pfd.	1,553	177,987
Hyundai Motor Co., Second Pfd.	2,392	275,181
Industrial Bank of Korea	27,213	274,670
Kakao Corp.	9,392	330,259
KB Financial Group, Inc.	31,331	1,713,786
Kia Corp.	33,885	2,893,011
Korea Electric Power Corp.(b)	28,738	439,772
Korea Zinc Co. Ltd.	1,063	356,487
Korean Air Lines Co. Ltd.	22,371	339,102
KT&G Corp.	6,692	432,866
LG Chem Ltd.	5,744	1,672,788
LG Chem Ltd., Preference Shares	895	173,547
LG Corp.	6,704	385,137
LG Display Co. Ltd.(b)	57,847	441,146
LG Electronics, Inc.	15,004	1,008,517
LG Electronics, Inc., Preference Shares	2,347	73,020
LG Energy Solution Ltd.(b)	1,243	349,849
LG H&H Co. Ltd.	1,522	462,514
LG H&H Co. Ltd., Preference Shares	317	42,959
LG Innotek Co. Ltd.	3,029	486,534
LOTTE Chemical Corp.	2,959	230,152
LS Corp.	4,545	454,138
Meritz Financial Group, Inc.	6,777	389,331
NAVER Corp.	7,229	964,494
NCSoft Corp.	1,722	219,408
POSCO Holdings, Inc.(a)	15,873	4,651,302
Posco International Corp.	7,083	237,279
Samsung C&T Corp.	5,078	551,485
Samsung Electro-Mechanics Co. Ltd.	6,706	756,433
Samsung Electronics Co. Ltd.	459,042	25,740,362
Samsung Electronics Co. Ltd., Preference Shares	75,661	3,569,277
Samsung Engineering Co. Ltd.(b)	17,763	339,940
Samsung Fire & Marine Insurance Co. Ltd.	1,974	442,761
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	162	28,600
Samsung Heavy Industries Co. Ltd.(b)	55,631	380,373
Samsung Life Insurance Co. Ltd.	6,122	387,580
Samsung SDI Co. Ltd.	3,456	1,085,235
Samsung SDI Co. Ltd., Preference Shares	88	15,536
Samsung SDS Co. Ltd.	3,839	444,703
Shinhan Financial Group Co. Ltd.	25,740	868,802
SK hynix, Inc.	46,360	5,843,218
SK Innovation Co. Ltd.(b)	12,055	969,040
SK, Inc.	3,109	373,413
S-Oil Corp.	6,881	361,948
Woori Financial Group, Inc.	50,677	521,767

		69,392,576

Spain-3.09%
Acciona S.A.(a)	3,773	438,526
Acerinox S.A.	41,854	452,894

	Shares	Value

Spain-(continued)
ACS Actividades de Construccion y Servicios S.A.	30,293	$1,217,247
Aena SME S.A.(a)(c)	2,981	546,964
Amadeus IT Group S.A.(a)	12,926	825,951
Banco Bilbao Vizcaya Argentaria S.A.	810,406	8,816,913
Banco de Sabadell S.A.	1,066,352	2,047,795
Banco Santander S.A.(a)	2,272,621	11,112,396
Bankinter S.A.(a)	77,814	617,364
CaixaBank S.A.	371,353	1,966,288
Cellnex Telecom S.A.(a)(c)	21,725	721,275
Cia de Distribucion Integral Logista Holdings S.A.	10,616	290,136
Enagas S.A.(a)	41,433	609,599
Endesa S.A.	60,061	1,098,166
Grifols S.A.(a)(b)	39,917	369,022
Grifols S.A., Class B, Preference Shares(b)	31,823	204,331
Iberdrola S.A.	682,433	8,398,753
Industria de Diseno Textil S.A.(a)	46,984	2,152,684
Mapfre S.A.(a)	144,271	348,940
Merlin Properties SOCIMI S.A.	47,357	537,253
Naturgy Energy Group S.A.(a)	18,771	476,082
Redeia Corp. S.A.	55,891	935,267
Repsol S.A.	268,178	4,222,386
Telefonica S.A.(a)	781,143	3,513,009
Unicaja Banco S.A.(a)(c)	285,533	374,611

		52,293,852

Sweden-2.32%
Alfa Laval AB(a)	15,108	651,896
Assa Abloy AB, Class B(a)	46,659	1,254,057
Atlas Copco AB, Class A	73,434	1,307,654
Atlas Copco AB, Class B(a)	44,001	671,486
Boliden AB(a)	41,168	1,380,656
Castellum AB(a)(b)	42,817	520,004
Electrolux AB, Class B(a)(b)	75,179	666,590
Embracer Group AB(a)(b)	197,736	506,235
Epiroc AB, Class A(a)	24,438	460,443
Epiroc AB, Class B	14,618	245,855
Essity AB, Class B	62,952	1,574,961
Evolution AB(c)	3,348	375,799
Fastighets AB Balder, Class B(a)(b)	54,051	349,247
Getinge AB, Class B	16,987	363,701
H & M Hennes & Mauritz AB, Class B(a)	75,067	1,208,839
Hexagon AB, Class B(a)	87,129	926,786
Holmen AB, Class B(a)	7,866	309,311
Husqvarna AB, Class B(a)	43,742	361,385
Industrivarden AB, Class A	8,364	272,198
Industrivarden AB, Class C(a)	9,901	321,948
Investor AB, Class A(a)	29,543	728,892
Investor AB, Class B	114,768	2,847,791
Kinnevik AB, Class B(a)(b)	27,877	295,891
NIBE Industrier AB, Class B(a)	52,400	246,343
Saab AB, Class B(a)	3,809	304,903
Sandvik AB(a)	67,456	1,368,676
Securitas AB, Class B(a)	69,819	708,947
Skandinaviska Enskilda Banken AB, Class A	160,505	2,124,780
Skandinaviska Enskilda Banken AB, Class C	1,913	25,586
Skanska AB, Class B(a)	35,745	624,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value

Sweden-(continued)
SKF AB, Class B	43,871	$919,317
SSAB AB, Class A	35,596	202,564
SSAB AB, Class B(a)	96,979	550,460
Svenska Cellulosa AB S.C.A., Class B(a)	52,659	777,466
Svenska Handelsbanken AB, Class A	170,416	1,493,327
Svenska Handelsbanken AB, Class B(a)	4,086	44,226
Swedbank AB, Class A(a)	116,360	2,251,739
Tele2 AB, Class B(a)	107,721	1,011,856
Telefonaktiebolaget LM Ericsson, Class B(a)	439,186	2,249,568
Telia Co. AB(a)	595,460	1,370,395
Trelleborg AB, Class B	12,108	433,756
Volvo AB, Class A	20,257	540,389
Volvo AB, Class B	148,815	3,842,434
Volvo Car AB, Class B(a)	163,460	520,200

		39,213,351

Switzerland-4.01%
ABB Ltd.	66,506	3,255,143
Adecco Group AG	25,036	880,075
Alcon, Inc.(a)	18,867	1,462,622
Avolta AG(b)	8,592	327,698
Baloise Holding AG(a)	4,032	610,196
Barry Callebaut AG(a)	299	483,799
Chocoladefabriken Lindt & Spruengli AG	3	348,035
Chocoladefabriken Lindt & Spruengli AG, PC(a)	28	323,916
Cie Financiere Richemont S.A.	20,230	2,821,149
Clariant AG(a)(b)	27,092	407,052
DSM-Firmenich AG	3,817	431,396
Galenica AG(c)	3,375	258,511
Geberit AG	1,375	740,010
Georg Fischer AG	5,563	391,227
Givaudan S.A.	266	1,144,454
Helvetia Holding AG(a)	3,278	429,966
Julius Baer Group Ltd.	20,256	1,095,677
Kuehne + Nagel International AG, Class R(a)	3,407	905,289
Logitech International S.A., Class R	5,265	413,668
Lonza Group AG	2,334	1,298,886
Nestle S.A.	149,298	15,008,751
Novartis AG	118,411	11,497,028
Partners Group Holding AG	536	695,167
PSP Swiss Property AG	3,046	378,280
Sandoz Group AG(b)	39,906	1,355,364
Schindler Holding AG	912	223,239
Schindler Holding AG, PC	1,974	495,034
SGS S.A.(a)	9,424	832,917
SIG Group AG(a)(b)	19,681	394,843
Sika AG(b)	3,999	1,148,053
Sonova Holding AG, Class A	1,624	452,237
Swatch Group AG (The)(a)	5,691	237,034
Swatch Group AG (The), BR(a)	3,118	658,345
Swiss Life Holding AG(a)	3,150	2,132,857
Swiss Prime Site AG(a)	5,755	533,992
Swisscom AG	2,502	1,373,556
UBS Group AG(b)	242,924	6,428,355
Zurich Insurance Group AG	12,115	5,867,615

		67,741,436

	Shares	Value

Thailand-0.02%
Thai Beverage PCL	816,524	$296,374

United Kingdom-9.03% 3i Group PLC	57,226	2,060,815
abrdn PLC(a)	284,716	522,284
Admiral Group PLC	24,529	838,186
Ashtead Group PLC	21,106	1,543,918
Associated British Foods PLC	31,112	1,034,696
AstraZeneca PLC	58,947	8,903,030
Aviva PLC	243,690	1,421,022
B&M European Value Retail S.A.	109,773	713,378
BAE Systems PLC	195,055	3,255,698
Barclays PLC	4,077,884	10,350,121
Barratt Developments PLC	186,435	1,061,474
Beazley PLC	50,266	417,296
Bellway PLC	13,051	413,448
Berkeley Group Holdings PLC (The)	9,424	556,265
British American Tobacco PLC	341,168	10,043,330
British Land Co. PLC (The)	113,394	550,907
BT Group PLC(a)	964,342	1,238,897
Bunzl PLC	23,935	921,285
Burberry Group PLC	37,243	536,523
Centrica PLC	828,409	1,327,217
Compass Group PLC	90,057	2,516,915
Croda International PLC	8,295	478,822
DCC PLC	8,011	550,199
Diageo PLC	113,811	3,955,326
Direct Line Insurance Group PLC	154,513	359,474
Drax Group PLC	80,530	522,329
DS Smith PLC	162,954	714,967
Entain PLC	50,876	501,099
Haleon PLC	506,995	2,155,263
Halma PLC	11,126	307,467
Harbour Energy PLC	113,162	409,360
Hiscox Ltd.	25,689	395,648
Howden Joinery Group PLC	32,577	357,332
HSBC Holdings PLC	1,878,519	16,361,834
IG Group Holdings PLC	48,556	454,780
IMI PLC	14,275	313,161
Imperial Brands PLC	97,548	2,233,419
Inchcape PLC	34,608	346,676
Informa PLC	71,723	714,692
InterContinental Hotels Group PLC	4,950	486,679
Intermediate Capital Group PLC	17,657	464,294
International Consolidated Airlines Group S.A.(a)(b)	168,401	369,222
Intertek Group PLC	10,034	621,168
Investec PLC	47,908	306,839
ITV PLC	450,737	396,767
J Sainsbury PLC	251,588	829,779
JD Sports Fashion PLC	227,636	329,500
Johnson Matthey PLC(a)	29,134	640,592
Just Eat Takeaway.com N.V.(a)(b)(c)	33,557	497,667
Kingfisher PLC	306,401	951,862
Land Securities Group PLC	80,690	657,240
Legal & General Group PLC(a)	585,631	1,730,585
Lloyds Banking Group PLC	7,122,553	4,628,709
London Stock Exchange Group PLC	19,158	2,122,042
M&G PLC	200,208	504,139
Man Group PLC	103,457	333,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value

United Kingdom-(continued)
Marks & Spencer Group PLC	308,386	$987,761
Melrose Industries PLC	84,068	665,070
National Grid PLC	393,344	5,161,675
NatWest Group PLC	1,252,912	4,761,416
Next PLC	6,447	727,182
Pearson PLC	61,919	754,851
Pennon Group PLC	36,384	303,190
Persimmon PLC	54,551	890,712
Phoenix Group Holdings PLC	101,362	621,657
Reckitt Benckiser Group PLC	42,224	2,362,269
RELX PLC	55,320	2,287,955
Rentokil Initial PLC	117,708	600,017
Rolls-Royce Holdings PLC(b)	199,391	1,031,377
RS Group PLC	33,976	313,543
Sage Group PLC (The)	34,393	502,141
Schroders PLC	76,297	337,049
Segro PLC	79,306	842,090
Severn Trent PLC(a)	18,624	575,306
Smith & Nephew PLC	65,924	808,133
Smiths Group PLC	26,975	545,833
Spectris PLC	6,157	256,726
Spirax-Sarco Engineering PLC	2,442	270,458
SSE PLC	128,646	2,684,469
St. James’s Place PLC(a)	78,023	425,566
Standard Chartered PLC	301,562	2,604,694
Subsea 7 S.A.	24,612	400,490
Tate & Lyle PLC	46,204	381,261
Taylor Wimpey PLC	585,207	966,521
Tesco PLC	868,434	3,221,998
Tritax Big Box REIT PLC	139,089	264,027
Unilever PLC	201,627	10,452,155
United Utilities Group PLC	62,320	815,066
Virgin Money UK PLC	149,323	399,753
Vistry Group PLC	33,426	501,416
Vodafone Group PLC	5,213,418	4,416,837
Weir Group PLC (The)	15,232	390,992
Whitbread PLC	11,689	463,535
WPP PLC	141,923	1,436,245

		152,660,778

United States-7.43%
Amcor PLC, CDI	172,448	1,547,552
Bausch Health Cos., Inc.(b)	75,911	665,813

	Shares	Value

United States-(continued)
BP PLC	3,306,720	$21,547,234
Brookfield Renewable Corp., Class A	11,746	273,419
CRH PLC	47,678	3,722,897
Experian PLC	26,726	1,085,605
Ferguson PLC	10,575	2,245,758
Ferrovial SE	19,190	693,539
GSK PLC	360,346	7,548,705
Holcim AG	54,435	4,580,814
Qiagen N.V.(a)(b)	9,789	409,046
Roche Holding AG	51,468	12,379,481
Roche Holding AG, BR(a)	2,133	560,024
Sanofi S.A.	114,455	11,391,230
Shell PLC	1,219,683	43,724,530
Signify N.V.	22,781	627,477
Stellantis N.V.	341,390	7,621,857
Swiss Re AG	31,549	3,433,704
Tenaris S.A.	37,397	626,793
Waste Connections, Inc.	6,062	984,852

		125,670,330

Zambia-0.08%
First Quantum Minerals Ltd.	104,070	1,324,121

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $1,448,298,234)		1,683,837,821

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.03%
Invesco Private Government Fund, 5.29%(e)(f)(g)	42,760,187	42,760,187
Invesco Private Prime Fund, 5.46%(e)(f)(g)	109,952,320	109,985,306

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,758,049)		152,745,493

TOTAL INVESTMENTS IN SECURITIES-108.59% (Cost $1,601,056,283)		1,836,583,314
OTHER ASSETS LESS LIABILITIES-(8.59)%		(145,230,315)

NET ASSETS-100.00%		$1,691,352,999

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $13,970,460, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,677,616	$(18,677,616)	$-	$-	$-	$12,863
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,489,437	113,123,716	(103,852,966)	-	-	42,760,187	856,563	*
Invesco Private Prime Fund	86,337,423	258,534,131	(234,896,627)	(14,812)	25,191	109,985,306	2,293,585	*

Total	$119,826,860	$390,335,463	$(357,427,209)	$(14,812)	$25,191	$152,745,493	$3,163,011

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	25.25
Industrials	13.81
Consumer Discretionary	10.46
Energy	10.10
Materials	9.87
Consumer Staples	6.93
Health Care	6.32
Information Technology	5.81
Utilities	4.65
Communication Services	4.05
Real Estate	2.31
Money Market Funds Plus Other Assets Less Liabilities	0.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.36%
Australia-6.72%
Accent Group Ltd.(a)	97,121	$119,194
Adbri Ltd.(b)	79,553	162,722
ALS Ltd.	78,696	669,938
Altium Ltd.	3,783	162,153
Alumina Ltd.(b)	233,143	246,011
AMP Ltd.	860,250	614,464
Ansell Ltd.	21,612	359,124
ARB Corp. Ltd.	8,558	214,617
Atlas Arteria Ltd.	136,303	459,358
AUB Group Ltd.	8,164	149,974
Bapcor Ltd.(a)	103,093	386,933
Beach Energy Ltd.	550,061	575,063
Bega Cheese Ltd.	71,589	192,453
Boral Ltd.(a)	78,605	292,472
Breville Group Ltd.	15,333	257,375
Brickworks Ltd.	12,696	221,108
BWP Trust	88,784	205,817
CAR Group Ltd.	18,789	412,748
Centuria Capital Group	138,290	156,250
Centuria Industrial REIT(a)	127,789	264,706
Challenger Ltd.	94,844	415,712
Champion Iron Ltd.	84,555	393,126
Charter Hall Group	98,740	768,761
Charter Hall Long Wale REIT(a)	173,996	383,017
Charter Hall Retail REIT	124,858	270,796
Cleanaway Waste Management Ltd.	426,005	746,891
Cochlear Ltd.	3,171	669,410
Collins Foods Ltd.	28,760	187,500
Coronado Global Resources, Inc., CDI(a)(c)	287,131	232,128
Corporate Travel Management Ltd.	10,651	106,302
Credit Corp. Group Ltd.	13,553	145,035
CSR Ltd.	156,535	903,633
Data# 3 Ltd.	31,726	157,600
Deterra Royalties Ltd.	44,746	143,826
Domino’s Pizza Enterprises Ltd.	14,146	362,284
Downer EDI Ltd.	106,677	326,958
Eagers Automotive Ltd.	28,418	233,249
EBOS Group Ltd.(a)	11,278	233,982
Elders Ltd.(a)	62,487	344,490
Flight Centre Travel Group Ltd.(a)	16,465	226,768
GrainCorp Ltd., Class A	70,350	391,493
Growthpoint Properties Australia Ltd.	108,673	168,655
GUD Holdings Ltd.	33,077	221,444
Harvey Norman Holdings Ltd.(a)	243,367	725,360
Healius Ltd.(a)(b)	220,470	172,510
Helia Group Ltd.	100,449	260,906
HomeCo Daily Needs REIT(c)	353,522	282,358
IDP Education Ltd.(a)	17,263	182,719
IGO Ltd.	101,533	521,510
Iluka Resources Ltd.	106,705	532,139
Ingenia Communities Group	70,297	212,717
Inghams Group Ltd.	176,949	422,839
Insignia Financial Ltd.(a)	192,900	308,139
IPH Ltd.	31,692	129,443
IRESS Ltd.(b)	50,863	283,379
Johns Lyng Group Ltd.	39,112	142,733
Kelsian Group Ltd.	31,599	114,085

	Shares	Value
Australia-(continued)
Link Administration Holdings Ltd.	147,167	$215,017
Lottery Corp. Ltd. (The)	191,823	607,854
Lynas Rare Earths Ltd.(b)	88,720	377,924
Magellan Financial Group Ltd.	75,957	440,452
McMillan Shakespeare Ltd.	17,035	204,862
Monadelphous Group Ltd.	18,569	162,660
National Storage REIT	247,422	347,033
New Hope Corp. Ltd.	158,856	469,347
NEXTDC Ltd.(b)	26,847	290,959
nib holdings Ltd.	82,733	400,234
Nine Entertainment Co. Holdings Ltd.	263,083	260,520
NRW Holdings Ltd.	82,248	149,542
Nufarm Ltd.	106,070	356,781
OceanaGold Corp.	197,759	428,956
Perpetual Ltd.	24,207	374,579
Perseus Mining Ltd.	247,371	371,056
PEXA Group Ltd.(a)(b)	17,713	141,014
Pilbara Minerals Ltd.(a)	100,828	265,819
Premier Investments Ltd.	14,693	288,135
Qube Holdings Ltd.	277,576	600,213
Ramelius Resources Ltd.	199,024	270,104
REA Group Ltd.(a)	2,124	247,763
Reece Ltd.	24,261	438,746
Region RE Ltd.	324,297	463,281
Regis Resources Ltd.(b)	319,327	460,328
Resolute Mining Ltd.(b)	860,356	238,832
Sandfire Resources Ltd.(b)	99,884	619,410
SEEK Ltd.	37,361	588,799
Seven Group Holdings Ltd.(a)	17,774	439,156
Sigma Healthcare Ltd.	284,872	234,002
Silver Lake Resources Ltd.(b)	371,644	352,338
SmartGroup Corp. Ltd.	22,031	137,193
Star Entertainment Group Ltd. (The)(a)(b)	1,527,192	401,631
Steadfast Group Ltd.	102,921	378,936
Super Retail Group Ltd.	51,175	487,491
Tabcorp Holdings Ltd.	789,579	376,844
Technology One Ltd.	12,990	137,070
TPG Telecom Ltd.	94,588	277,008
Ventia Services Group Pty. Ltd.	178,878	421,641
Waypoint REIT Ltd.	134,385	205,068
Webjet Ltd.(a)(b)	33,806	180,664
West African Resources Ltd.(b)	334,643	291,183
Westgold Resources Ltd.	118,017	172,427
Yancoal Australia Ltd.(a)(c)	208,098	749,963

		33,769,212

Austria-0.57%
AT&S Austria Technologie & Systemtechnik AG(a)	12,555	280,034
CA Immobilien Anlagen AG	8,410	274,268
EVN AG	11,520	355,368
Immofinanz AG(b)	7,941	197,414
Kontron AG	9,514	192,063
Lenzing AG(a)(b)	7,429	241,084
Schoeller-Bleckmann Oilfield Equipment AG	3,015	147,327
Telekom Austria AG	21,535	185,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Austria-(continued)
UNIQA Insurance Group AG	20,315	$179,205
Verbund AG	10,395	795,824

		2,847,949

Belgium-1.38%
Ackermans & van Haaren N.V.	3,439	593,860
Aedifica S.A.(a)	11,496	739,370
Azelis Group N.V.	16,895	408,991
Barco N.V.(a)	15,852	221,703
Bekaert S.A.	6,780	341,162
Deme Group N.V.	1,144	182,749
D’Ieteren Group	2,558	555,781
Euronav N.V.(b)	5,706	95,178
Fagron	7,082	138,121
Galapagos N.V.(a)(b)	9,477	269,343
KBC Ancora	4,863	235,809
Lotus Bakeries N.V.(a)	16	161,329
Melexis N.V.(a)	3,219	271,223
Montea N.V.(a)	2,553	220,022
Shurgard Self Storage Ltd.(a)	3,019	124,281
Sofina S.A.(a)	2,818	665,303
Solvay S.A., Class A(a)	23,870	776,155
Warehouses De Pauw C.V.A.(a)	25,546	681,238
Xior Student Housing N.V.(a)(c)	8,389	251,158

		6,932,776

Bermuda-0.03%
Conduit Holdings Ltd.	25,928	162,654

Brazil-0.05%
ERO Copper Corp.(b)	12,426	253,883

Canada-9.06%
Advantage Energy Ltd.(b)	47,732	373,142
Aecon Group, Inc.	39,403	484,991
Ag Growth International, Inc.	4,520	174,404
Alamos Gold, Inc., Class A(a)	51,796	763,452
Algoma Steel Group, Inc.	60,807	465,618
Altus Group Ltd.	4,673	171,838
Aritzia, Inc.(b)	10,285	266,810
Artis REIT(a)	42,986	203,377
ATCO Ltd., Class I	28,580	781,563
Athabasca Oil Corp.(b)	89,700	313,397
ATS Corp.(b)	8,848	291,681
Badger Infrastructure Solutions Ltd.	4,456	145,793
Ballard Power Systems, Inc.(a)(b)	52,112	137,312
Baytex Energy Corp.	224,565	833,629
Birchcliff Energy Ltd.	117,493	484,049
Bird Construction, Inc.(a)	12,040	165,897
BlackBerry Ltd.(a)(b)	78,522	220,046
Boardwalk REIT, Class E	6,742	347,786
Boralex, Inc., Class A	16,431	330,450
Boyd Group Services, Inc.	1,721	322,478
Brookfield Asset Management Ltd., Class A	6,512	249,275
Brookfield Business Corp., Class A	7,501	153,640
Brookfield Infrastructure Corp., Class A	18,537	565,885
BRP, Inc.	7,143	481,555
Canada Goose Holdings, Inc.(b)	11,253	127,286
Canadian Western Bank	33,571	645,347
Canfor Corp.(b)	31,366	331,274
Capstone Copper Corp.(b)	107,292	744,254
Cardinal Energy Ltd.(a)	36,620	188,184

	Shares	Value
Canada-(continued)
Cascades, Inc.	26,056	$175,243
Centerra Gold, Inc.	95,650	583,431
CES Energy Solutions Corp.	49,423	203,973
Chartwell Retirement Residences	54,122	492,036
Chemtrade Logistics Income Fund(a)	40,453	258,821
Choice Properties REIT	53,103	503,258
Cineplex, Inc.(a)(b)	39,125	247,477
Cogeco Communications, Inc.	5,656	224,659
Cogeco, Inc.	4,735	176,910
Colliers International Group, Inc.	2,910	303,656
Converge Technology Solutions Corp.	60,787	236,715
Crew Energy, Inc.(b)	46,554	153,164
Crombie REIT	28,353	265,193
CT REIT(a)	17,580	171,852
Definity Financial Corp.	9,592	320,397
dentalcorp Holdings Ltd.(b)	30,819	140,652
Descartes Systems Group, Inc. (The)(b)	3,745	348,100
Dream Industrial REIT(a)	55,244	499,020
Dundee Precious Metals, Inc.	45,614	345,961
Enerflex Ltd.	56,716	332,324
Enerplus Corp.	37,935	743,596
Enghouse Systems Ltd.	7,128	154,664
EQB, Inc.	4,651	281,359
Equinox Gold Corp.(b)	108,290	587,226
Exchange Income Corp.	7,221	243,775
Fiera Capital Corp.	38,801	193,744
First Majestic Silver Corp.	53,310	356,215
FirstService Corp.	3,097	455,809
Fortuna Silver Mines, Inc.(b)	117,222	533,273
Freehold Royalties Ltd.(a)	17,425	179,723
goeasy Ltd.	1,705	218,472
Granite REIT	14,040	695,434
H&R REIT	91,396	598,729
Hudbay Minerals, Inc.	65,880	555,773
IAMGOLD Corp.(b)	255,579	909,693
IGM Financial, Inc.	23,632	591,897
Innergex Renewable Energy, Inc.	74,818	437,303
Interfor Corp.(b)	33,745	429,104
International Petroleum Corp.(b)	28,945	358,586
InterRent REIT	31,908	278,238
Ivanhoe Mines Ltd., Class A(a)(b)	20,641	280,352
Kelt Exploration Ltd.(b)	48,669	221,408
Killam Apartment REIT	28,802	360,379
Labrador Iron Ore Royalty Corp.	10,600	232,006
Laurentian Bank of Canada	20,344	381,010
Lightspeed Commerce, Inc.(b)	28,226	370,430
Linamar Corp.	14,978	706,790
Lundin Gold, Inc.	11,308	154,000
Major Drilling Group International, Inc.(b)	22,123	153,944
Maple Leaf Foods, Inc.	18,356	325,607
Martinrea International, Inc.	20,697	172,494
Mattr Corp.(b)	17,843	211,828
MTY Food Group, Inc.	3,822	137,429
Mullen Group Ltd.	26,318	244,819
New Gold, Inc.(b)	230,802	399,832
NFI Group, Inc.(b)	21,611	177,752
North West Co., Inc. (The)	10,653	302,566
NorthWest Healthcare Properties REIT(a)	154,187	566,761
Nuvei Corp.(c)	8,330	267,693
NuVista Energy Ltd.(b)	60,286	545,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Canada-(continued)
Obsidian Energy Ltd.(b)	49,282	$423,642
Osisko Gold Royalties Ltd.(a)	17,958	276,458
Pan American Silver Corp.	55,852	1,032,196
Paramount Resources Ltd., Class A	16,488	374,441
Park Lawn Corp.	9,443	113,067
Pason Systems, Inc.	15,467	176,190
Peyto Exploration & Development Corp.(a)	48,206	540,008
PrairieSky Royalty Ltd.	28,372	541,688
Precision Drilling Corp.(b)	6,781	476,400
Premium Brands Holdings Corp.	6,633	435,489
Primaris REIT	18,197	174,837
Quebecor, Inc., Class B	15,034	311,765
RB Global, Inc.	11,041	791,599
Richelieu Hardware Ltd.	7,701	217,770
Russel Metals, Inc.	18,546	523,367
Sandstorm Gold Ltd.	52,247	285,983
Secure Energy Services, Inc.	51,653	438,384
Sienna Senior Living, Inc.(a)	28,642	279,363
Silvercorp Metals, Inc.	55,758	177,357
Slate Grocery REIT, Class U	19,303	153,148
Sleep Country Canada Holdings, Inc.(c)	7,345	146,114
Stelco Holdings, Inc.	24,705	717,674
Stella-Jones, Inc.	9,419	548,336
SunOpta, Inc.(b)	23,207	152,703
Superior Plus Corp.	74,416	505,369
Tamarack Valley Energy Ltd.	115,927	314,742
Taseko Mines Ltd.(b)	88,675	219,453
Topaz Energy Corp.	13,844	229,650
Torex Gold Resources, Inc.(b)	32,220	454,975
TransAlta Corp.	81,459	541,341
Transcontinental, Inc., Class A	26,360	262,094
Trican Well Service Ltd.	43,617	132,707
Tricon Residential, Inc.	60,409	678,027
Westshore Terminals Investment Corp.	10,693	206,100
Whitecap Resources, Inc.	96,494	733,266
Winpak Ltd.	5,625	175,524

		45,524,075

China-0.95%
AAC Technologies Holdings, Inc.	309,036	987,815
BOC Aviation Ltd.(c)	28,480	227,587
Budweiser Brewing Co. APAC Ltd.(c)	311,155	437,619
Chow Tai Fook Jewellery Group Ltd.	393,871	541,867
CITIC Telecom International Holdings Ltd.	400,278	136,135
ESR Group Ltd.(a)(c)	427,739	472,519
Jinchuan Group International Resources Co. Ltd.	2,309,444	227,366
MMG Ltd.(a)(b)	1,169,823	535,463
Nexteer Automotive Group Ltd.	637,657	339,162
Powerlong Real Estate Holdings Ltd.(a)(b)	1,545,392	130,409
VSTECS Holdings Ltd.	414,014	264,674
Wharf (Holdings) Ltd. (The)(a)	142,248	460,144

		4,760,760

Colombia-0.17%
Aris Mining Corp.(b)	48,283	196,105
Parex Resources, Inc.	37,926	662,535

		858,640

Denmark-1.65%
Alm Brand A/S(a)	154,073	268,372

	Shares	Value
Denmark-(continued)
Bavarian Nordic A/S(a)(b)	6,939	$152,700
D/S Norden A/S	15,093	639,175
Demant A/S(b)	7,303	352,202
Dfds A/S	10,109	310,428
FLSmidth & Co. A/S(a)	16,057	808,910
GN Store Nord A/S(a)(b)	24,463	668,446
H Lundbeck A/S, Class A	11,142	47,042
H. Lundbeck A/S	78,316	382,185
Matas A/S	10,905	176,660
NKT A/S(b)	6,671	558,519
Novozymes A/S, Class B	12,119	675,155
Ringkjoebing Landbobank A/S	2,370	400,247
ROCKWOOL A/S, Class B	1,650	543,112
Royal Unibrew A/S(a)	9,797	741,585
Scandinavian Tobacco Group A/S(c)	9,316	150,651
Spar Nord Bank A/S	11,972	212,825
Sydbank A/S	14,832	758,255
Topdanmark A/S(a)	10,904	455,835

		8,302,304

Egypt-0.15%
Centamin PLC	488,202	740,899

Faroe Islands-0.10%
Bakkafrost P/F	8,325	510,439

Finland-0.63%
Cargotec OYJ, Class B	10,021	792,907
Citycon OYJ(a)	37,802	155,131
Kemira OYJ	15,230	332,533
Kojamo OYJ(a)(b)	55,599	618,273
Metsa Board OYJ(a)	47,338	341,406
Nokian Renkaat OYJ(a)	84,299	739,122
Tokmanni Group Corp.(a)	11,119	169,299

		3,148,671

France-3.25%
Aeroports de Paris S.A.(a)	5,530	706,598
ALD S.A.(c)	115,951	769,300
Alten S.A.	4,414	522,468
ARGAN S.A.	1,720	135,726
Beneteau S.A.(a)	14,436	188,624
bioMerieux(a)	4,813	514,630
CGG S.A.(a)(b)	1,745,803	740,707
Cie Plastic Omnium SE(a)	27,919	342,706
Clariane SE(a)	93,360	224,607
Coface S.A.	36,109	557,908
Dassault Aviation S.A.	3,703	796,638
Derichebourg S.A.	37,016	157,922
Elior Group S.A.(a)(b)(c)	101,248	279,743
Eramet S.A.(a)	5,938	580,000
Euroapi S.A.(a)(b)	27,021	85,290
Eutelsat Communications SACA(a)(b)	52,287	211,667
Fnac Darty S.A.(a)	5,444	192,384
Gaztransport Et Technigaz S.A.	3,024	423,577
ICADE(a)	15,979	427,139
ID Logistics Group SACA(a)(b)	501	185,350
Imerys S.A.(a)	14,112	456,903
Ipsen S.A.	5,300	646,608
Ipsos S.A.	7,329	492,918
JCDecaux SE(b)	14,271	299,387
La Francaise des Jeux SAEM(c)	14,536	551,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
France-(continued)
Mercialys S.A.(a)	39,905	$433,511
Mersen S.A.	5,604	208,524
Metropole Television S.A.(a)	9,760	138,380
Neoen S.A.(a)(c)	6,726	206,836
Nexity S.A.(a)	23,040	259,659
Remy Cointreau S.A.	3,357	320,899
Rubis S.C.A.	28,906	1,004,502
Sartorius Stedim Biotech	1,155	250,702
Societe BIC S.A.	4,589	323,848
SOITEC(b)	2,315	229,214
Solutions 30 SE(a)(b)	58,408	119,847
Television Francaise 1 S.A.(a)	17,465	160,227
Trigano S.A.	2,101	322,372
Vallourec SACA(a)(b)	52,344	910,333
Verallia S.A.(c)	20,017	774,795
Virbac SACA	487	180,692

		16,334,283

Georgia-0.12%
Bank of Georgia Group PLC	5,659	381,223
TBC Bank Group PLC	5,483	237,548

		618,771

Germany-3.23%
1&1 AG	11,041	194,792
AIXTRON SE	5,500	128,556
Auto1 Group SE(b)(c)	74,953	383,086
Bechtle AG	15,556	753,487
Bilfinger SE	6,710	313,533
CANCOM SE	12,091	378,799
Carl Zeiss Meditec AG, BR	2,801	296,802
CompuGroup Medical SE & Co. KGaA	5,295	159,206
CTS Eventim AG& Co. KGaA	3,861	343,481
Deutsche Pfandbriefbank AG(a)(c)	114,186	543,560
Deutsche Wohnen SE	8,438	160,056
Deutz AG	58,142	339,128
Duerr AG	24,847	640,281
DWS Group GmbH & Co. KGaA(c)	14,951	633,699
Encavis AG(b)	16,878	304,991
Evotec SE(b)	22,263	231,858
Fielmann Group AG	4,466	209,396
flatexDEGIRO AG(b)	15,214	199,847
Fraport AG Frankfurt Airport Services Worldwide(b)	9,850	495,852
Gerresheimer AG	6,442	695,699
Grand City Properties S.A.(a)(b)	30,476	340,529
Hamburger Hafen und Logistik AG(b)	9,890	176,601
Hensoldt AG	4,370	172,233
Jenoptik AG	9,273	250,259
Krones AG	3,264	431,368
METRO AG(a)	30,302	162,650
Mutares SE & Co. KGaA	6,059	273,073
Nemetschek SE	1,899	169,649
Nordex SE(a)(b)	42,093	596,806
Rational AG	307	263,921
SAF-Holland SE	9,947	192,296
Salzgitter AG	9,293	240,464
Sartorius AG	115	27,052
Sartorius AG, Preference Shares	1,228	370,671
Scout24 SE(c)	7,878	582,068
SGL Carbon SE(a)(b)	19,081	137,308

	Shares	Value
Germany-(continued)
Siltronic AG	7,396	$578,088
Sirius Real Estate Ltd.	287,148	350,204
Sixt SE	3,615	347,881
Sixt SE, Preference Shares	4,479	311,296
Softwareone Holding AG(b)	22,688	387,389
Stabilus SE	4,054	252,282
Stroeer SE & Co. KGaA	8,022	515,938
Suedzucker AG	28,440	407,487
Synlab AG	5,169	58,033
TeamViewer SE(b)(c)	12,283	162,988
Traton SE	17,684	630,603
Varta AG(a)(b)	8,932	89,441
Vitesco Technologies Group AG	4,644	317,054

		16,201,741

Ghana-0.04%
Tullow Oil PLC(a)(b)	463,793	210,808

Hong Kong-1.23%
ASMPT Ltd.	57,513	723,582
Cathay Pacific Airways Ltd.	360,569	389,558
CK Infrastructure Holdings Ltd.	115,798	655,891
Cowell e Holdings, Inc.(a)(b)	119,092	272,255
DFI Retail Group Holdings Ltd.(a)	71,307	139,049
Hang Lung Properties Ltd.	570,002	634,777
Hongkong Land Holdings Ltd.	140,882	452,231
Hysan Development Co. Ltd.	94,807	148,371
Kerry Properties Ltd.	98,257	191,710
Man Wah Holdings Ltd.	498,290	365,059
Melco International Development Ltd.(a)(b)	232,279	176,113
Pacific Basin Shipping Ltd.	1,138,085	395,795
PCCW Ltd.	461,051	231,080
Sino Land Co. Ltd.	359,171	386,210
Swire Properties Ltd.	177,718	370,378
United Energy Group Ltd.	4,546,515	325,532
United Laboratories International Holdings Ltd. (The)	289,250	341,351

		6,198,942

Indonesia-0.07%
Nickel Industries Ltd.	539,146	332,590

Iraq-0.03%
Gulf Keystone Petroleum Ltd.(a)(b)	103,727	153,131

Ireland-0.28%
Cairn Homes PLC	138,486	234,257
Dalata Hotel Group PLC	40,625	183,310
Glanbia PLC(a)	42,543	811,526
Greencore Group PLC(a)(b)	105,414	173,968

		1,403,061

Israel-1.44%
Airport City Ltd.(a)(b)	11,043	171,128
Alony Hetz Properties & Investments Ltd.(a)	47,740	311,066
Amot Investments Ltd.	43,193	182,379
Ashtrom Group Ltd.(a)(b)	10,750	149,192
Azrieli Group Ltd.	6,422	416,554
Bezeq The Israeli Telecommunication Corp. Ltd.	383,906	478,076
Big Shopping Centers Ltd.(a)(b)	2,671	276,657
Clal Insurance Enterprises Holdings Ltd.(b)	8,311	139,546
Delek Group Ltd.	3,750	445,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Israel-(continued)
El Al Israel Airlines(a)(b)	97,390	$136,857
Elbit Systems Ltd.	3,521	720,718
Energean PLC(a)	11,798	163,093
Enlight Renewable Energy Ltd.(b)	9,497	153,557
Fattal Holdings 1998 Ltd.(a)(b)	1,188	144,758
First International Bank of Israel Ltd. (The)	14,803	591,335
Harel Insurance Investments & Financial Services Ltd.(a)	27,392	251,944
Israel Corp. Ltd.(a)	654	156,927
Melisron Ltd.(a)	4,633	319,256
Mivne Real Estate KD Ltd.(a)	94,420	228,306
Nova Ltd.(b)	1,231	213,486
Oil Refineries Ltd.	382,148	111,498
Perion Network Ltd.(b)	6,952	87,709
Phoenix Holdings Ltd. (The)(a)	25,448	244,836
Plus500 Ltd.	26,012	704,184
Shikun & Binui Ltd.(b)	63,744	137,429
Shufersal Ltd.(a)	22,554	149,375
Strauss Group Ltd.	8,309	153,159

		7,238,108

Italy-2.89%
ACEA S.p.A.	24,399	424,723
Amplifon S.p.A.(a)	11,571	388,861
Anima Holding S.p.A.(c)	78,810	370,946
Ariston Holding N.V.(a)	27,189	140,650
Banca Generali S.p.A.(a)	14,815	583,264
Banca IFIS S.p.A.	13,470	301,595
Banca Mediolanum S.p.A.	71,086	773,769
BFF Bank S.p.A.(a)(c)	41,294	532,051
Brembo N.V.	37,722	482,882
Brunello Cucinelli S.p.A.	1,279	131,424
Buzzi S.p.A.	23,058	834,811
Credito Emiliano S.p.A.	17,888	189,737
Danieli & C. Officine Meccaniche S.p.A.(a)	3,592	124,440
Danieli & C. Officine Meccaniche S.p.A., RSP	11,510	297,216
Davide Campari-Milano N.V.(a)	43,429	437,432
De’ Longhi S.p.A.	14,792	488,093
DiaSorin S.p.A.(a)	2,939	298,352
doValue S.p.A.(a)(c)	74,867	167,148
Enav S.p.A.(a)(c)	68,211	281,819
ERG S.p.A.(a)	13,745	371,830
F.I.L.A - Fabbrica Italiana Lapis ed Affini - Societa per Azioni	15,950	150,251
Fincantieri S.p.A.(a)(b)	383,331	291,422
Illimity Bank S.p.A.(a)	27,290	152,465
Infrastrutture Wireless Italiane S.p.A.(a)(c)	44,971	484,699
Interpump Group S.p.A.(a)	10,413	457,389
Iren S.p.A.	234,742	472,880
Maire Tecnimont S.p.A.	58,941	490,947
MFE-MediaForEurope N.V., Class A(a)	73,046	215,412
MFE-MediaForEurope N.V., Class B	24,349	98,205
OVS S.p.A.(a)(c)	111,987	293,847
Piaggio & C S.p.A.(a)	70,512	206,884
Prada S.p.A.	58,794	483,360
Recordati Industria Chimica e Farmaceutica S.p.A.	11,754	629,027
Reply S.p.A.(a)	2,218	291,707
Saipem S.p.A.(a)(b)	418,669	968,741
Salvatore Ferragamo S.p.A.(a)	14,683	146,479

	Shares	Value
Italy-(continued)
Sesa S.p.A.(a)	1,397	$146,312
Technogym S.p.A.(a)(c)	18,301	173,473
UnipolSai Assicurazioni S.p.A.	140,497	403,508
Webuild S.p.A.	123,358	311,549
Webuild S.p.A., Wts., expiring 08/31/2030(b)	6,553	0

		14,489,600

Japan-32.05%
77 Bank Ltd. (The)	25,259	716,687
ABC-MART, Inc.	18,900	379,045
ACOM Co. Ltd.	114,966	298,072
Activia Properties, Inc.(a)	164	409,049
Adastria Co. Ltd.	8,279	181,768
ADEKA Corp.	18,887	394,747
Advance Residence Investment Corp.	270	585,931
AEON Financial Service Co. Ltd.	71,041	592,968
AEON Hokkaido Corp.	22,174	130,904
AEON Mall Co. Ltd.(a)	46,552	533,515
AEON REIT Investment Corp.	431	378,236
Ahresty Corp.(a)	32,182	130,065
Aica Kogyo Co. Ltd.	14,001	325,102
Aichi Financial Group, Inc.	12,113	229,151
Aichi Steel Corp.	6,374	140,956
Aiful Corp.	95,848	279,568
Ain Holdings, Inc.(a)	13,134	498,268
Air Water, Inc.	35,058	528,549
Aisan Industry Co. Ltd.	20,898	195,481
Alfresa Holdings Corp.	39,460	585,763
Alps Alpine Co. Ltd.	109,094	989,967
Amano Corp.	10,957	264,865
Anritsu Corp.	52,324	401,495
Aoyama Trading Co. Ltd.(a)	33,048	341,894
Arata Corp.	6,280	139,675
Arclands Corp.	23,816	293,907
Arcs Co. Ltd.	7,544	148,133
ARE Holdings, Inc.	27,873	361,686
Ariake Japan Co. Ltd.	4,010	131,233
artience Co. Ltd.	14,080	261,710
As One Corp.	8,358	138,756
Asahi Intecc Co. Ltd.	11,926	176,505
Asanuma Corp.(a)	6,410	152,954
ASICS Corp.	18,518	795,486
ASKUL Corp.	15,789	240,199
Autobacs Seven Co. Ltd.	17,311	175,349
Azbil Corp.	21,143	594,796
Bank of Nagoya Ltd. (The)(a)	6,768	303,639
BayCurrent Consulting, Inc.	9,642	206,608
Bell System24 Holdings, Inc.	12,681	124,824
Benesse Holdings, Inc.(a)	5,449	89,683
Bic Camera, Inc.(a)	45,527	442,931
BIPROGY, Inc.	14,344	419,113
BML, Inc.	7,591	141,000
Bunka Shutter Co. Ltd.	12,166	131,583
Calbee, Inc.	17,546	384,671
Canon Marketing Japan, Inc.(a)	13,642	377,016
Capcom Co. Ltd.	21,140	352,165
Casio Computer Co. Ltd.	95,852	802,802
Central Glass Co. Ltd.	12,043	214,281
Chiba Kogyo Bank Ltd. (The)	25,155	173,758
Chiyoda Corp.(a)(b)	90,984	252,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Chugin Financial Group, Inc.	38,368	$323,787
Chugoku Marine Paints Ltd.	10,790	141,933
Citizen Watch Co. Ltd.	79,674	530,603
CKD Corp.	17,193	326,565
Colowide Co. Ltd.(a)	15,524	212,097
Comforia Residential REIT, Inc.	150	326,470
COMSYS Holdings Corp.	34,367	805,860
Cosmos Pharmaceutical Corp.(a)	4,532	419,030
Create SD Holdings Co. Ltd.	8,224	178,470
Dai-Dan Co. Ltd.	14,324	254,776
Daido Steel Co. Ltd.	45,404	502,902
Daihen Corp.	5,697	349,716
Daiichikosho Co. Ltd.	18,654	218,469
Daio Paper Corp.	29,474	212,208
Daiseki Co. Ltd.	7,999	152,747
Daishi Hokuetsu Financial Group, Inc.	10,539	303,047
Daiwa Office Investment Corp.(a)	73	267,200
Daiwa Securities Living Investments Corp.	411	279,720
Daiwabo Holdings Co. Ltd.	25,140	438,850
DCM Holdings Co. Ltd.	32,785	304,381
DeNA Co. Ltd.(a)(b)	36,630	371,502
Denka Co. Ltd.	40,226	597,773
Descente Ltd.	6,119	138,816
Dexerials Corp.	5,643	213,542
DIC Corp.	29,870	560,994
Digital Garage, Inc.	5,928	105,213
DMG Mori Co. Ltd.(a)	32,758	882,206
Doutor Nichires Holdings Co. Ltd.	10,435	140,048
Dowa Holdings Co. Ltd.	15,994	601,382
DTS Corp.	6,398	175,842
Duskin Co. Ltd.	7,994	166,570
DyDo Group Holdings, Inc.	7,378	128,136
Earth Corp.(a)	7,687	214,932
EDION Corp.(a)	24,017	248,770
Elecom Co. Ltd.	12,476	118,604
eRex Co. Ltd.(a)(b)	33,007	175,349
Exedy Corp.	11,738	215,941
EXEO Group, Inc.	51,918	567,629
Ezaki Glico Co. Ltd.	15,547	402,593
Fancl Corp.	12,291	143,909
FCC Co. Ltd.	12,854	183,459
Ferrotec Holdings Corp.(a)	22,133	424,756
First Bank of Toyama Ltd. (The)(a)	27,960	165,594
Food & Life Cos. Ltd.	18,317	349,311
FP Corp.(a)	14,842	239,562
Frontier Real Estate Investment Corp.(a)	127	370,432
Fuji Co. Ltd.(a)	11,350	138,625
Fuji Corp.	18,916	319,504
Fuji Media Holdings, Inc.	24,289	289,866
Fuji Oil Co. Ltd.(a)	76,818	235,289
Fuji Oil Holdings, Inc.	17,544	258,759
Fuji Soft, Inc.	6,958	273,695
Fujimi, Inc.	7,682	168,173
Fujitec Co. Ltd.(a)	17,767	439,532
Fujitsu General Ltd.(a)	21,233	275,119
Fukuda Denshi Co. Ltd.	3,140	130,696
Fukuoka REIT Corp.	151	162,836
Fukuyama Transporting Co. Ltd.(a)	7,744	187,984
Futaba Industrial Co. Ltd.	40,226	237,473
Fuyo General Lease Co. Ltd.	3,650	314,981

	Shares	Value
Japan-(continued)
Geo Holdings Corp.(a)	19,646	$247,814
Global One Real Estate Investment Corp.	240	163,798
Glory Ltd.	17,981	325,650
GMO Internet Group, Inc.	16,172	268,069
GMO Payment Gateway, Inc.	2,746	127,942
Godo Steel Ltd.	4,396	148,056
GOLDWIN, Inc.	3,948	240,846
GS Yuasa Corp.	35,795	677,959
GungHo Online Entertainment, Inc.	9,244	136,664
Gunma Bank Ltd. (The)	121,343	740,403
Gunze Ltd.	4,582	156,067
H.I.S. Co. Ltd.(a)(b)	19,185	214,691
H.U. Group Holdings, Inc.	21,047	321,326
H2O Retailing Corp.	37,256	422,597
Hachijuni Bank Ltd. (The)	112,043	750,442
Hagiwara Electric Holdings Co. Ltd.	5,786	160,309
Hamamatsu Photonics K.K.	16,943	625,652
Hanwa Co. Ltd.	9,986	387,091
Happinet Corp.	6,374	123,944
Harmonic Drive Systems, Inc.(a)	5,664	143,971
Hazama Ando Corp.	71,315	533,848
Heiwa Corp.	24,662	309,832
Heiwa Real Estate Co. Ltd.	5,658	157,122
Heiwa Real Estate REIT, Inc.	227	204,403
Heiwado Co. Ltd.	10,402	160,493
Hino Motors Ltd.(b)	225,964	661,530
Hirogin Holdings, Inc.	68,809	496,943
Hisamitsu Pharmaceutical Co., Inc.	14,902	362,027
Hitachi Zosen Corp.	64,445	502,078
Hokkaido Electric Power Co., Inc.(a)	115,027	820,133
Hokkoku Financial Holdings, Inc.	6,615	213,543
Hokuetsu Corp.(a)	49,840	424,716
Hokuhoku Financial Group, Inc.	36,459	449,120
Hokuriku Electric Power Co.	105,184	619,414
Horiba Ltd.	7,178	707,012
Hoshino Resorts REIT, Inc.(a)	63	221,390
Hoshizaki Corp.	19,030	659,184
Hosiden Corp.	12,701	159,322
House Foods Group, Inc.	15,788	311,717
Hulic Reit, Inc.	287	275,209
Hyakugo Bank Ltd. (The)	47,992	198,232
Hyakujushi Bank Ltd. (The)	7,750	142,525
Ichigo Office REIT Investment Corp.(a)	291	149,601
Idec Corp.	8,643	153,181
IDOM, Inc.	39,461	350,062
Iino Kaiun Kaisha Ltd.(a)	30,430	244,616
Inaba Denki Sangyo Co. Ltd.	6,989	163,661
Inabata & Co. Ltd.	29,348	600,518
Industrial & Infrastructure Fund Investment Corp.	469	389,231
INFRONEER Holdings, Inc.(a)	62,437	554,480
Internet Initiative Japan, Inc.	17,528	298,733
Invincible Investment Corp.	1,080	485,902
IRISO Electronics Co. Ltd.	7,340	144,127
Ishihara Sangyo Kaisha Ltd.	21,495	249,692
ITO EN Ltd.(a)	16,433	399,952
Itochu Enex Co. Ltd.	13,148	127,499
Itoham Yonekyu Holdings, Inc.	7,341	191,963
Itoki Corp.	11,672	139,962
Iyogin Holdings, Inc.	88,183	675,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Izumi Co. Ltd.	10,926	$254,395
J Trust Co. Ltd.(a)	49,382	141,526
Jaccs Co. Ltd.	9,117	329,073
JAFCO Group Co. Ltd.	27,299	309,828
Japan Airport Terminal Co. Ltd.	6,841	242,618
Japan Aviation Electronics Industry Ltd.	13,566	218,966
Japan Excellent, Inc.	278	227,891
Japan Hotel REIT Investment Corp.	815	429,860
Japan Lifeline Co. Ltd.	19,328	143,088
Japan Logistics Fund, Inc.	176	314,611
Japan Petroleum Exploration Co. Ltd.	12,197	518,527
Japan Prime Realty Investment Corp.	190	412,925
Japan Securities Finance Co. Ltd.	18,101	184,386
Japan Steel Works Ltd. (The)	27,274	667,270
Jeol Ltd.	5,879	235,511
Juroku Financial Group, Inc.	10,072	303,699
JVCKenwood Corp.	94,043	480,479
Kadokawa Corp.	16,258	298,629
Kaga Electronics Co. Ltd.	8,338	331,157
Kagome Co. Ltd.	14,590	373,824
Kakaku.com, Inc.	22,379	259,321
Kaken Pharmaceutical Co. Ltd.	10,355	225,373
Kamigumi Co. Ltd.	18,760	406,160
Kanamoto Co. Ltd.(a)	12,713	214,812
Kandenko Co. Ltd.	33,794	377,744
Kaneka Corp.	14,479	376,409
Kanematsu Corp.	30,217	493,296
Katitas Co. Ltd.(a)	11,205	136,284
KDX Realty Investment Corp.	521	516,150
Keihan Holdings Co. Ltd.	20,283	425,599
Keikyu Corp.	65,392	521,507
Keisei Electric Railway Co. Ltd.	13,288	497,609
Keiyo Bank Ltd. (The)	43,185	213,229
Kewpie Corp.	39,788	804,028
KH Neochem Co. Ltd.	12,492	192,423
Kinden Corp.	31,320	599,671
Kissei Pharmaceutical Co. Ltd.	7,062	162,678
Ki-Star Real Estate Co. Ltd.	5,886	142,881
Kobayashi Pharmaceutical Co. Ltd.(a)	11,718	416,700
Kobe Bussan Co. Ltd.	11,586	252,166
Koei Tecmo Holdings Co. Ltd.(a)	20,865	195,570
Kohnan Shoji Co. Ltd.	7,937	224,948
Kokuyo Co. Ltd.	22,758	390,400
Komeri Co. Ltd.(a)	7,402	179,447
Komori Corp.	16,288	127,621
KOSE Corp.	9,095	471,149
KPP Group Holdings Co. Ltd.	34,446	163,075
K’s Holdings Corp.	64,316	619,189
Kumagai Gumi Co. Ltd.	12,135	320,407
Kumiai Chemical Industry Co. Ltd.(a)	36,442	186,187
Kureha Corp.	21,895	391,526
Kusuri no Aoki Holdings Co. Ltd.	11,339	212,708
KYB Corp.(a)	10,872	372,383
Kyoritsu Maintenance Co. Ltd.(a)	8,044	172,366
Kyudenko Corp.	13,955	581,026
LaSalle Logiport REIT	378	380,246
Lasertec Corp.	1,047	230,205
Leopalace21 Corp.	125,618	418,288
Life Corp.	8,672	217,399
Lintec Corp.	15,759	315,450

	Shares	Value
Japan-(continued)
M3, Inc.	40,570	$436,083
Mabuchi Motor Co. Ltd.	28,280	439,570
Macnica Holdings, Inc.	14,152	632,935
Makino Milling Machine Co. Ltd.	9,814	396,639
Mandom Corp.	15,899	131,342
Marubun Corp.	16,676	154,611
Maruha Nichiro Corp., Class C	15,521	303,092
Maruichi Steel Tube Ltd.	13,066	337,932
Maruwa Co. Ltd.	720	153,503
Matsui Securities Co. Ltd.	26,371	135,403
Max Co. Ltd.	7,162	160,657
Maxell Ltd.	14,027	139,232
McDonald’s Holdings Co. (Japan) Ltd.(a)	10,610	467,915
Medipal Holdings Corp.	43,993	690,514
Megachips Corp.(b)	4,779	112,061
Megmilk Snow Brand Co. Ltd.	12,157	196,687
Meidensha Corp.	12,733	284,007
Meiko Electronics Co. Ltd.	7,233	238,089
MEITEC Group Holdings, Inc.	15,492	290,564
Menicon Co. Ltd.	14,206	138,029
Mirai Corp.(a)	492	141,317
MIRAIT ONE Corp.	20,295	248,650
Mitsuba Corp.	25,020	231,653
Mitsubishi Estate Logistics REIT Investment Corp.	96	246,764
Mitsubishi Logisnext Co. Ltd.	25,702	255,934
Mitsubishi Logistics Corp.	20,100	669,170
Mitsubishi Paper Mills Ltd.	42,678	156,213
Mitsubishi Shokuhin Co. Ltd.	8,486	301,444
Mitsuboshi Belting Ltd.	4,952	152,464
Mitsui E&S Co. Ltd.(a)	61,229	666,899
Mitsui Fudosan Logistics Park, Inc.	113	325,288
Mitsui High-Tec, Inc.	2,992	136,286
Mitsui Matsushima Holdings Co. Ltd.(a)	8,826	178,074
Mitsui-Soko Holdings Co. Ltd.	7,894	233,261
Miura Co. Ltd.	19,099	303,055
Mixi, Inc.	20,097	307,780
Mizuho Leasing Co. Ltd.	44,082	316,262
Mizuno Corp.	6,180	301,214
Modec, Inc.	12,838	254,941
Monex Group, Inc.	35,392	184,421
MonotaRO Co. Ltd.	18,894	229,444
Mori Hills REIT Investment Corp.	301	262,812
Mori Trust REIT, Inc.	386	179,552
Morinaga & Co. Ltd.	21,134	342,194
Morinaga Milk Industry Co. Ltd.	37,162	729,000
Musashi Seimitsu Industry Co. Ltd.	26,868	285,984
Nachi-Fujikoshi Corp.(a)	8,189	177,711
Nagase & Co. Ltd.	18,896	327,752
Nagoya Railroad Co. Ltd.	43,289	565,991
Nakanishi, Inc.	12,642	194,653
Nankai Electric Railway Co. Ltd.	21,222	370,524
Nanto Bank Ltd. (The)	8,664	167,372
NEC Networks & System Integration Corp.	17,799	296,452
NET One Systems Co. Ltd.	24,951	419,140
NEXTAGE Co. Ltd.(a)	11,107	196,780
NHK Spring Co. Ltd.	29,744	302,893
Nichias Corp.	9,996	275,682
Nichicon Corp.	28,458	241,603
Nichiha Corp.	6,280	146,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Nifco, Inc.	27,393	$665,307
Nihon Kohden Corp.	16,841	460,180
Nihon M&A Center Holdings, Inc.(a)	32,174	177,446
Nikkon Holdings Co. Ltd.	11,622	228,947
Nippn Corp.	15,794	244,390
Nippon Accommodations Fund, Inc.	91	380,504
Nippon Carbon Co. Ltd.	4,122	145,900
Nippon Chemi-Con Corp.(b)	21,251	215,798
Nippon Gas Co. Ltd.	24,080	392,955
Nippon Kayaku Co. Ltd.	23,671	193,441
Nippon Light Metal Holdings Co. Ltd.	22,040	262,746
Nippon Paper Industries Co. Ltd.(a)	62,675	438,902
NIPPON REIT Investment Corp.(a)	92	208,420
Nippon Seiki Co. Ltd.	16,088	147,216
Nippon Sheet Glass Co. Ltd.(a)(b)	117,521	393,566
Nippon Shinyaku Co. Ltd.	13,364	370,607
Nippon Shokubai Co. Ltd.	38,176	364,014
Nippon Soda Co. Ltd.	5,910	217,449
Nippon Yakin Kogyo Co. Ltd.	8,655	257,398
Nipro Corp.	44,187	358,292
Nishimatsu Construction Co. Ltd.	11,377	330,252
Nishimatsuya Chain Co. Ltd.(a)	12,177	170,083
Nishi-Nippon Financial Holdings, Inc.	57,726	732,557
Nishi-Nippon Railroad Co. Ltd.	11,464	179,028
Nisshin Oillio Group Ltd. (The)	5,692	183,024
Nisshinbo Holdings, Inc.	54,956	418,373
Nissui Corp.	123,345	743,291
Nitto Boseki Co. Ltd.(a)	5,870	213,739
Nitto Kogyo Corp.	7,238	195,019
NOF Corp.	34,643	467,366
Nojima Corp.	24,716	296,061
NOK Corp.	35,206	511,876
Nomura Co. Ltd.	27,078	146,605
Noritake Co. Ltd.	9,038	238,923
Noritsu Koki Co. Ltd.	9,296	183,126
North Pacific Bank Ltd.	142,818	412,939
Npr-Riken Corp.(a)	10,990	203,018
NS Solutions Corp.	7,459	244,107
NS United Kaiun Kaisha Ltd.(a)	6,141	185,949
NSD Co. Ltd.	10,601	208,160
NTT UD REIT Investment Corp.(a)	316	242,977
OBIC Co. Ltd.	4,555	589,329
Ogaki Kyoritsu Bank Ltd. (The)	9,395	135,106
Okamura Corp.	16,265	247,233
Okasan Securities Group, Inc.	55,232	265,692
Oki Electric Industry Co. Ltd.	39,734	285,573
Okinawa Electric Power Co., Inc. (The)	22,170	165,819
OKUMA Corp.(a)	9,625	434,750
Okumura Corp.	13,810	433,085
Onward Holdings Co. Ltd.	59,084	227,903
Organo Corp.	3,252	151,890
Orient Corp.	35,819	234,673
ORIX JREIT, Inc.	608	643,294
Osaka Soda Co. Ltd.(a)	2,948	173,847
OSG Corp.	27,274	353,740
Outsourcing, Inc.(a)(b)	8,003	88,922
Pacific Industrial Co. Ltd.	15,306	158,152
PALTAC Corp.	8,369	253,413
Park24 Co. Ltd.(b)	36,838	398,426
Pasona Group, Inc.	10,965	154,757

	Shares	Value
Japan-(continued)
Penta-Ocean Construction Co. Ltd.	114,048	$574,135
PHC Holdings Corp.(a)	17,564	127,239
Pigeon Corp.(a)	38,975	356,029
Pilot Corp.	10,410	279,492
Piolax, Inc.	7,858	133,975
Pola Orbis Holdings, Inc.(a)	29,345	269,833
Press Kogyo Co. Ltd.(a)	36,298	179,685
Prima Meat Packers Ltd.	10,252	150,361
Raito Kogyo Co. Ltd.	17,947	234,138
Rakuten Bank Ltd.(b)	15,894	323,708
Relo Group, Inc.	34,629	303,346
Rengo Co. Ltd.	74,149	558,362
Resorttrust, Inc.	16,632	276,751
Ricoh Leasing Co. Ltd.	5,004	170,759
Rinnai Corp.	30,585	665,673
Rohto Pharmaceutical Co. Ltd.	25,714	503,773
Round One Corp.	37,096	164,305
Ryobi Ltd.	19,916	347,279
Saizeriya Co. Ltd.	3,961	134,160
Sakata Seed Corp.	7,218	166,730
SAMTY Co. Ltd.	11,389	194,973
San-A Co. Ltd.	7,372	221,818
Sangetsu Corp.	14,726	313,956
San-In Godo Bank Ltd. (The)	33,945	265,753
Sanken Electric Co. Ltd.	5,696	251,744
Sanki Engineering Co. Ltd.	10,496	147,870
Sankyo Co. Ltd.	38,377	418,607
Sankyu, Inc.	14,251	495,455
Sanyo Denki Co. Ltd.	4,103	194,245
Sanyo Special Steel Co. Ltd.	12,066	164,392
Sapporo Holdings Ltd.	13,316	482,410
Sawai Group Holdings Co. Ltd.	13,742	513,649
Sbi Sumishin Net Bank Ltd.	10,990	165,376
SCSK Corp.	26,804	489,784
Sega Sammy Holdings, Inc.	56,847	749,579
Seiko Group Corp.	12,498	331,580
Seiren Co. Ltd.	11,570	193,808
Sekisui House REIT, Inc.(a)	783	403,031
Senko Group Holdings Co. Ltd.	33,032	242,862
Senshu Ikeda Holdings, Inc.	161,766	413,243
Seria Co. Ltd.	15,693	268,556
Seven Bank Ltd.	251,097	449,650
Shibaura Machine Co. Ltd.(a)	9,758	219,821
Shiga Bank Ltd. (The)	10,436	270,574
Shikoku Electric Power Co., Inc.	60,266	501,882
SHIMAMURA Co. Ltd.	13,724	680,335
Shinko Electric Industries Co. Ltd.	10,352	367,729
Shinmaywa Industries Ltd.	18,834	144,099
Ship Healthcare Holdings, Inc.	21,699	324,316
SHO-BOND Holdings Co. Ltd.	6,276	243,239
Siix Corp.	18,540	192,628
Sinfonia Technology Co. Ltd.(a)	8,144	174,146
SKY Perfect JSAT Holdings, Inc.	45,463	268,678
Skylark Holdings Co. Ltd.	48,110	687,722
Socionext, Inc.	16,000	476,955
Sohgo Security Services Co. Ltd.	90,439	504,364
SOSiLA Logistics REIT, Inc.	171	135,070
Sotetsu Holdings, Inc.	13,718	219,502
Square Enix Holdings Co. Ltd.	14,930	542,495
Star Asia Investment Corp.	441	172,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Star Micronics Co. Ltd.	13,657	$162,723
Starts Corp., Inc.	6,968	158,077
Sugi Holdings Co. Ltd.	35,474	523,211
Sumida Corp.	23,819	189,656
Sumitomo Bakelite Co. Ltd.	17,736	509,432
Sumitomo Mitsui Construction Co. Ltd.	53,174	137,188
Sumitomo Osaka Cement Co. Ltd.	17,021	424,214
Sumitomo Pharma Co. Ltd.(a)(b)	235,556	597,254
Sumitomo Riko Co. Ltd.	19,128	160,205
Sumitomo Seika Chemicals Co. Ltd.	4,170	133,289
Sumitomo Warehouse Co. Ltd. (The)	15,075	250,412
Sun Frontier Fudousan Co. Ltd.	12,066	150,667
Sundrug Co. Ltd.	21,721	633,555
Suruga Bank Ltd.	61,581	376,455
SWCC Corp.	9,363	248,407
Tachi-S Co. Ltd.	19,128	243,468
Tadano Ltd.	21,553	174,078
Taikisha Ltd.	7,042	208,309
Taiyo Holdings Co. Ltd.	9,347	191,852
Takara Holdings, Inc.	67,029	441,493
Takasago Thermal Engineering Co. Ltd.(a)	10,790	362,718
Takeuchi Manufacturing Co. Ltd.	7,716	295,176
Takuma Co. Ltd.	15,206	191,132
Tama Home Co. Ltd.(a)	5,824	161,546
Tamura Corp.(a)	34,363	142,156
TBS Holdings, Inc.(a)	9,102	238,532
TechnoPro Holdings, Inc.	19,367	332,291
Teijin Ltd.	90,990	890,443
Toa Corp.	20,398	141,936
TOA ROAD Corp.(a)	16,700	137,747
Toagosei Co. Ltd.	20,119	203,089
Toda Corp.	70,916	464,842
Toei Co. Ltd.	7,585	181,232
Toho Bank Ltd. (The)	82,568	177,870
Toho Co. Ltd.	18,566	623,645
Toho Co. Ltd.	8,144	166,125
Toho Gas Co. Ltd.	25,973	668,450
Toho Holdings Co. Ltd.	24,070	577,105
Tokai Rika Co. Ltd.	19,311	263,837
Tokai Tokyo Financial Holdings, Inc.(a)	81,041	298,178
Token Corp.(a)	2,452	168,593
Tokuyama Corp.	31,600	654,631
Tokyo Century Corp.	41,710	416,398
Tokyo Electron Device Ltd.(a)	3,040	110,886
Tokyo Kiraboshi Financial Group, Inc.	12,731	380,640
Tokyo Ohka Kogyo Co. Ltd.	15,856	425,809
Tokyo Seimitsu Co. Ltd.	6,893	459,928
Tokyo Steel Manufacturing Co. Ltd.	22,213	236,718
Tokyu Construction Co. Ltd.	31,200	168,525
Tokyu REIT, Inc.	213	219,950
TOMONY Holdings, Inc.	111,252	294,806
Tomy Co. Ltd.	22,565	362,640
Topcon Corp.	32,620	384,313
TORIDOLL Holdings Corp.(a)	5,166	124,583
Toshiba TEC Corp.	8,180	165,300
Towa Pharmaceutical Co. Ltd.	10,990	198,129
Toyo Construction Co. Ltd.	25,702	208,896
Toyo Engineering Corp.	29,630	177,368
Toyo Seikan Group Holdings Ltd.	39,302	610,141
Toyo Tire Corp.	39,752	754,294

	Shares	Value
Japan-(continued)
Toyobo Co. Ltd.	30,897	$220,097
Toyota Boshoku Corp.	46,470	688,937
Transcosmos, Inc.	9,324	202,341
Trusco Nakayama Corp.	9,771	162,183
TS Tech Co. Ltd.	32,655	403,090
TSI Holdings Co. Ltd.(a)	32,476	181,609
Tsubaki Nakashima Co. Ltd.	32,043	173,079
Tsubakimoto Chain Co.	7,944	274,619
Tsugami Corp.	19,089	166,065
Tsumura & Co.	13,898	335,604
TV Asahi Holdings Corp.	11,281	148,607
UACJ Corp.	11,044	339,675
Ulvac, Inc.	10,842	657,899
United Arrows Ltd.	14,399	166,623
United Super Markets Holdings, Inc.(a)	26,196	149,653
United Urban Investment Corp.(a)	556	535,278
Universal Entertainment Corp.(a)	12,142	127,774
Ushio, Inc.	33,264	439,779
USS Co. Ltd.	70,092	537,165
UT Group Co. Ltd.	6,374	134,880
V Technology Co. Ltd.	7,456	121,151
Valor Holdings Co. Ltd., Class C	8,283	127,589
Valqua Ltd.	4,416	124,315
Wacoal Holdings Corp.	13,644	299,125
Wacom Co. Ltd.	46,707	180,459
Warabeya Nichiyo Holdings Co. Ltd.(a)	10,696	163,602
Welcia Holdings Co. Ltd.(a)	38,017	560,960
Workman Co. Ltd.(a)	8,252	204,511
Yamae Group Holdings Co. Ltd.(a)	10,496	173,549
Yamaguchi Financial Group, Inc.	54,432	551,878
Yamato Kogyo Co. Ltd.(a)	7,639	411,792
Yamazen Corp.	35,222	310,443
Yaoko Co. Ltd.	4,167	226,191
Yellow Hat Ltd.	14,718	191,825
Yokogawa Bridge Holdings Corp.	13,362	243,609
Yoshinoya Holdings Co. Ltd.(a)	11,466	210,500
Zenkoku Hosho Co. Ltd.	10,528	371,238
Zensho Holdings Co. Ltd.	12,137	473,171
Zeon Corp.	61,475	614,887
ZOZO, Inc.	11,196	242,254

		160,945,798

Luxembourg-0.17%
L’Occitane International S.A.	56,630	233,871
RTL Group S.A.	9,019	279,181
SES S.A., FDR	71,191	347,264

		860,316

Macau-0.11%
SJM Holdings Ltd.(a)(b)	623,723	230,471
Wynn Macau Ltd.(b)	325,643	304,359

		534,830

Mexico-0.12%
Borr Drilling Ltd.(a)	23,225	123,841
Fresnillo PLC	69,188	483,417

		607,258

Mongolia-0.03%
Mongolian Mining Corp.(b)	105,954	136,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Netherlands-1.42%
AMG Critical Materials N.V.(a)	13,480	$318,827
Arcadis N.V.	13,446	836,031
argenx SE(b)	1,217	456,488
Basic-Fit N.V.(a)(b)(c)	8,885	196,276
Corbion N.V.(a)	19,005	417,395
CTP N.V.(a)(c)	14,645	249,920
Eurocommercial Properties N.V.(a)	6,216	142,234
Flow Traders Ltd.(a)	17,750	366,109
Fugro N.V.(a)	30,244	739,256
JDE Peet’s N.V.(a)	25,904	576,670
Koninklijke BAM Groep N.V.	107,518	440,771
Koninklijke Vopak N.V.(a)	20,289	809,621
PostNL N.V.(a)	331,871	448,889
TKH Group N.V., CVA(a)	10,887	472,156
Van Lanschot Kempen N.V., CVA(a)	14,603	520,736
Wereldhave N.V.(a)	9,216	128,696

		7,120,075

New Zealand-0.67%
a2 Milk Co. Ltd. (The)(b)	100,960	399,681
Auckland International Airport Ltd.	142,131	660,232
Contact Energy Ltd.	37,074	190,207
Fletcher Building Ltd.	133,818	301,702
Infratil Ltd.	42,939	277,468
Mainfreight Ltd.(a)	3,213	129,288
Mercury NZ Ltd.	40,084	151,332
Meridian Energy Ltd.	78,883	280,074
Ryman Healthcare Ltd.(a)(b)	50,828	122,415
Spark New Zealand Ltd.	226,608	639,635
Xero Ltd.(b)	2,901	229,970

		3,382,004

Nigeria-0.09%
Airtel Africa PLC(c)	310,535	431,220

Norway-2.16%
Aker ASA, Class A	3,929	219,615
Aker Solutions ASA, Class A	86,622	329,306
Austevoll Seafood ASA	37,196	299,438
Borregaard ASA	8,451	145,300
Crayon Group Holding ASA(a)(b)(c)	25,041	186,663
DNO ASA	297,569	279,723
Elkem ASA(c)	221,266	390,018
Entra ASA(b)(c)	19,924	184,592
Europris ASA(c)	29,852	189,234
FLEX LNG Ltd.	7,448	195,849
Frontline PLC	24,221	579,380
Gjensidige Forsikring ASA	46,473	749,920
Golden Ocean Group Ltd.	57,641	816,405
Grieg Seafood ASA(a)	24,341	158,256
Hoegh Autoliners ASA	16,690	176,634
Kongsberg Gruppen ASA	7,685	545,451
Leroy Seafood Group ASA	100,289	445,562
MPC Container Ships ASA(a)	271,231	438,779
Nordic Semiconductor ASA(b)	23,306	259,911
Norske Skog ASA(a)(c)	43,138	145,531
Odfjell Drilling Ltd.	31,800	147,024
PGS ASA(b)	675,064	524,853
Protector Forsikring ASA	8,159	166,508
SalMar ASA	10,214	647,013
Seadrill Ltd.(a)(b)	6,151	301,880

	Shares	Value
Norway-(continued)
Solstad Offshore ASA(b)	42,479	$166,093
SpareBank 1 SMN	13,946	184,265
SpareBank 1 SR-Bank ASA, Class B	16,932	206,105
Stolt-Nielsen Ltd.	8,355	358,368
TGS ASA(a)	61,684	708,515
TOMRA Systems ASA	26,957	335,193
Wallenius Wilhelmsen ASA	36,156	367,628

		10,849,012

Peru-0.07%
Hochschild Mining PLC(b)	189,317	369,329

Poland-1.11%
Alior Bank S.A.(b)	18,743	480,815
Allegro.eu S.A.(a)(b)(c)	40,458	340,108
Asseco Poland S.A.(a)	8,703	172,068
Bank Millennium S.A.(a)(b)	77,390	177,395
Budimex S.A.	1,793	304,646
CCC S.A.(a)(b)	11,236	262,552
CD Projekt S.A.(a)	5,763	168,775
Cyfrowy Polsat S.A.(a)(b)	101,320	251,779
Dino Polska S.A.(a)(b)(c)	3,052	294,090
Grupa Kety S.A.	1,288	268,499
Jastrzebska Spolka Weglowa S.A.(a)(b)	41,252	312,986
KRUK S.A.	2,330	267,072
LPP S.A.(a)	120	466,500
mBank S.A.(a)(b)	1,938	328,468
Orange Polska S.A.(a)	147,656	286,824
PGE Polska Grupa Energetyczna S.A.(b)	202,869	305,234
Santander Bank Polska S.A.(a)	5,463	757,149
Tauron Polska Energia S.A.(a)(b)	188,971	136,137

		5,581,097

Portugal-0.31%
CTT-Correios de Portugal S.A.	32,967	155,452
Mota-Engil SGPS S.A.(a)	28,329	123,344
Navigator Co. S.A. (The)	86,090	382,199
NOS, SGPS S.A.	55,720	193,035
REN - Redes Energeticas Nacionais SGPS S.A.(a)	177,605	430,133
Sonae SGPS S.A.	261,296	262,628

		1,546,791

Singapore-1.86%
AEM Holdings Ltd.	65,340	113,072
BW LPG Ltd.(a)(c)	34,269	498,525
CapitaLand Ascott Trust	642,838	428,951
CapitaLand India Trust(a)	216,333	158,631
City Developments Ltd.(a)	148,794	671,005
ComfortDelGro Corp. Ltd.	482,085	526,714
ESR-LOGOS REIT	934,791	198,782
Frasers Centrepoint Trust	214,299	340,993
Frasers Logistics & Commercial Trust(c)	659,167	480,932
Hafnia Ltd.	59,515	452,510
Jardine Cycle & Carriage Ltd.(a)	31,788	617,695
Keppel DC REIT	243,056	304,767
Keppel REIT	621,942	401,326
Lendlease Global Commercial REIT	438,328	175,171
Mapletree Industrial Trust	371,885	619,013
Mapletree Pan Asia Commercial Trust	550,687	508,792
NetLink NBN Trust(c)	401,719	251,857
SATS Ltd.(b)	150,677	278,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Singapore-(continued)
Seatrium Ltd.(a)(b)	6,167,243	$443,182
Sembcorp Industries Ltd.	157,834	621,499
Sheng Siong Group Ltd.	123,518	140,387
Suntec REIT	447,120	354,090
Venture Corp. Ltd.	72,990	777,133

		9,363,455

South Africa-0.04%
Scatec ASA(b)(c)	30,459	224,300

South Korea-8.34%
Amorepacific Corp.	6,427	788,204
Amorepacific Corp., Preference Shares	2,155	72,504
AMOREPACIFIC Group	11,961	291,215
Asiana Airlines, Inc.(b)	14,844	117,927
BGF retail Co. Ltd.	4,535	430,170
BH Co. Ltd.	10,253	129,452
BNK Financial Group, Inc.	60,319	366,165
Celltrion, Inc.	4,917	672,392
Cheil Worldwide, Inc.	21,387	292,773
Chong Kun Dang Pharmaceutical Corp.	1,842	139,006
CJ CheilJedang Corp.	1,782	434,508
CJ CheilJedang Corp., Preference Shares	284	30,288
CJ Corp.	8,913	823,522
CJ ENM Co. Ltd.(b)	6,521	358,582
CJ Logistics Corp.	5,496	487,526
Com2uSCorp.	4,076	117,965
Cosmax, Inc.	1,796	182,056
Coway Co. Ltd.	12,285	495,098
Daeduck Electronics Co. Ltd.	10,954	185,460
Daesang Corp.	20,741	329,401
Daesang Holdings Co. Ltd.	21,507	134,604
Daewoo Engineering & Construction Co. Ltd.(a)(b)	84,755	235,175
Daishin Securities Co. Ltd.	6,852	77,836
Daishin Securities Co. Ltd., Preference Shares	4,720	50,919
Daou Data Corp.	13,477	121,596
DB HiTek Co. Ltd.	10,317	309,040
DGB Financial Group, Inc.	38,323	235,134
DL E&C Co. Ltd.(a)	13,749	372,052
DL Holdings Co. Ltd.	4,793	185,187
Dongjin Semichem Co. Ltd.	4,780	150,099
Doosan Bobcat, Inc.	20,181	762,208
Doosan Co. Ltd.	9,955	1,096,988
Ecopro BM Co. Ltd.(b)	959	165,488
Ecopro Co. Ltd.(b)	2,855	219,377
E-MART, Inc.	9,579	441,489
F&F Co. Ltd.	4,632	220,859
Fila Holdings Corp.(a)	8,370	248,296
Green Cross Corp.	1,787	147,785
GS Engineering & Construction Corp.(b)	41,548	495,414
GS Holdings Corp.	9,690	314,797
GS Retail Co. Ltd.	14,059	202,732
Hanjin Kal Corp.	3,164	136,898
Hankook & Co. Co. Ltd.	13,650	159,996
Hanmi Pharm Co. Ltd.	647	148,163
Hanon Systems	63,035	254,493
Hansol Chemical Co. Ltd.	1,435	201,218
Hanwha Aerospace Co. Ltd.	5,907	903,936
Hanwha Corp.	13,069	258,619

	Shares	Value
South Korea-(continued)
Hanwha Corp., Third Pfd.	6,513	$69,979
Hanwha Investment & Securities Co. Ltd.(b)	40,643	99,542
Hanwha Life Insurance Co. Ltd.	115,936	247,458
Hanwha Ocean Co. Ltd.(b)	16,384	379,934
Hanwha Systems Co. Ltd.	11,923	169,774
Harim Holdings Co. Ltd., Class C	37,642	179,481
HD Hyundai Construction Equipment Co. Ltd.	7,664	304,985
HD Hyundai Electric Co. Ltd.	1,644	293,805
HD Hyundai Heavy Industries Co. Ltd.(b)	3,961	394,638
HD Hyundai Infracore Co. Ltd.(b)	69,085	415,880
HDC Hyundai Development Co-Engineering & Construction, Class E	26,547	338,056
Hite Jinro Co. Ltd.	15,238	232,082
HK inno.N Corp.	4,475	125,466
HL Mando Co. Ltd.(a)	19,758	563,248
Hotel Shilla Co. Ltd.	9,343	402,896
HYBE Co. Ltd.	1,878	274,478
Hyosung Advanced Materials Corp.	1,437	382,098
Hyosung Heavy Industries Corp.	3,076	696,612
Hyosung TNC Corp.	1,236	329,099
Hyundai Department Store Co. Ltd.	6,342	241,364
Hyundai Elevator Co. Ltd.	6,900	202,192
Hyundai Glovis Co. Ltd.	5,067	667,241
Hyundai Marine & Fire Insurance Co. Ltd.	26,937	610,034
Hyundai Mipo Dockyard Co. Ltd.(b)	5,018	272,666
Hyundai Rotem Co. Ltd.	14,753	398,153
Hyundai Steel Co.	24,005	561,871
Hyundai Wia Corp.(a)	8,409	353,493
ITCEN Co. Ltd.(b)	18,870	69,904
JB Financial Group Co. Ltd.	30,719	295,832
Kakao Games Corp.(b)	9,456	149,150
KakaoBank Corp.	14,519	263,676
Kangwon Land, Inc.	26,419	293,417
KCC Corp.	1,443	263,104
KEPCO Plant Service & Engineering Co. Ltd.	6,548	167,005
KG Chemical Corp.	38,869	161,146
KG Dongbu Steel	35,000	180,305
KG Eco Solution Co. Ltd.	19,125	125,646
KIWOOM Securities Co. Ltd.	3,375	323,312
Kolmar Korea Co. Ltd.	5,280	191,778
Kolon Industries, Inc.	7,194	208,725
Korea Aerospace Industries Ltd.	9,794	367,071
Korea Electric Terminal Co. Ltd.	3,033	141,325
Korea Gas Corp.(b)	10,891	217,489
Korea Investment Holdings Co. Ltd.	8,225	401,103
Korea Line Corp.(b)	144,395	186,801
Korea Petrochemical Ind Co. Ltd.	1,841	181,689
Korean Reinsurance Co.	26,110	154,722
Krafton, Inc.(b)	4,366	756,571
Kumho Petrochemical Co. Ltd.	5,372	537,161
L&F Co. Ltd.(b)	1,553	184,167
LG Uplus Corp.	68,639	489,179
LIG Nex1 Co. Ltd.	1,660	193,132
LOTTE Chilsung Beverage Co. Ltd.(a)	1,795	164,811
LOTTE Corp.	10,628	213,006
LOTTE Fine Chemical Co. Ltd.	7,356	240,304
LOTTE Shopping Co. Ltd.	4,640	233,998
LS Electric Co. Ltd.	5,658	722,960
LX International Corp.	22,484	455,504
LX Semicon Co. Ltd.	4,197	224,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
South Korea-(continued)
Mirae Asset Securities Co. Ltd.	50,525	$277,465
Netmarble Corp.(b)(c)	4,877	197,254
NH Investment & Securities Co. Ltd.	36,469	329,569
NongShim Co. Ltd.	1,098	316,188
OCI Holdings Co. Ltd.	4,526	310,772
Orion Corp.	5,423	364,515
Pan Ocean Co. Ltd.	148,417	441,353
Poongsan Corp.	11,758	552,977
POSCO Future M Co. Ltd.	855	175,380
S-1 Corp.	3,713	160,652
Samsung Biologics Co. Ltd.(b)(c)	658	371,824
Samsung Card Co. Ltd.	4,922	139,245
Samsung Securities Co. Ltd.	17,021	469,214
SD Biosensor, Inc.(b)	21,346	162,786
Seah Besteel Holdings Corp.	9,733	156,336
Sebang Global Battery Co. Ltd.	2,745	203,179
Seegene, Inc.	9,942	159,334
Seoul Semiconductor Co. Ltd.	20,312	144,613
Seoyon E-Hwa Co. Ltd.	8,597	114,826
SFA Engineering Corp.	6,988	130,700
Shinsegae, Inc.(a)	3,006	361,694
Simmtech Co. Ltd.	6,616	146,958
SK IE Technology Co. Ltd.(b)(c)	2,812	120,244
SK Networks Co. Ltd.	41,351	151,091
SK Square Co. Ltd.(b)	14,510	803,137
SKC Co. Ltd.(b)	4,888	390,446
SL Corp.	6,579	160,179
SOLUM Co. Ltd.(b)	6,554	124,716
Soulbrain Co. Ltd.	781	170,655
Sungwoo Hitech Co. Ltd.	41,245	282,905
UNID Co. Ltd.	2,408	167,607
WONIK IPS Co. Ltd.(b)	7,726	209,347
Wooree Bio Co. Ltd.(b)	62,222	115,251
Youngone Corp.	7,327	203,572
Yuhan Corp.	6,119	320,538

		41,865,759

Spain-1.40%
Almirall S.A.	19,102	175,041
Applus Services S.A.	26,894	364,631
Atresmedia Corp. de Medios de Comunicacion S.A.	36,508	184,251
Befesa S.A.(a)(c)	12,744	367,916
CIE Automotive S.A.	6,647	176,972
Construcciones y Auxiliar de Ferrocarriles S.A.	4,539	156,035
Corp ACCIONA Energias Renovables S.A.(a)	13,052	265,999
EDP Renovaveis S.A.(a)	42,207	580,821
Ence Energia y Celulosa S.A.(a)	65,171	233,302
Fluidra S.A.(a)	23,736	505,057
Gestamp Automocion S.A.(c)	76,324	230,139
Indra Sistemas S.A.	32,024	617,377
Inmobiliaria Colonial SOCIMI S.A.	138,911	816,176
Melia Hotels International S.A.(b)	28,534	222,876
Obrascon Huarte Lain S.A.(a)(b)	363,656	131,739
Prosegur Cia de Seguridad S.A.(a)	80,848	143,329
Sacyr S.A.(a)	181,578	634,490
Tecnicas Reunidas S.A.(b)	28,645	285,153

	Shares	Value
Spain-(continued)
Vidrala S.A.(a)	3,582	$378,792
Viscofan S.A.	8,760	559,188

		7,029,284

Sweden-4.25%
AAK AB	25,572	663,070
AddLife AB, Class B(a)	19,175	179,243
Addtech AB, Class B	15,078	319,806
AFRY AB	22,981	367,247
Alleima AB	68,440	430,248
Arjo AB, Class B(a)	58,881	250,633
Atrium Ljungberg AB, Class B(a)	8,181	145,643
Avanza Bank Holding AB(a)	13,723	298,318
Axfood AB(a)	26,745	695,435
Beijer Ref AB(a)	24,833	358,493
Betsson AB, Class B	30,984	345,807
Billerud AB	83,301	700,885
Bravida Holding AB(c)	32,597	223,186
Bure Equity AB(a)	4,507	143,062
Catena AB(a)	5,462	242,349
Cibus Nordic Real Estate AB (publ)(a)	17,470	230,235
Cint Group AB(a)(b)	119,349	128,528
Clas Ohlson AB, Class B(a)	10,028	122,427
Cloetta AB, Class B(a)	78,700	117,879
Corem Property Group AB, Class B(a)	165,169	124,525
Corem Property Group AB, Preference Shares(a)	2,626	56,104
Dios Fastigheter AB(a)	23,010	177,985
Dometic Group AB(a)(c)	71,343	516,747
Dustin Group AB(b)(c)	176,803	202,964
Elekta AB, Class B	80,967	584,242
EQT AB(a)	26,904	740,994
Fabege AB(a)	80,191	623,210
Granges AB	15,246	181,826
Hexpol AB	55,105	632,589
Hufvudstaden AB, Class A(a)	21,788	255,479
Indutrade AB(a)	21,103	496,433
Instalco AB(a)(c)	46,935	167,284
Intrum AB(a)	196,022	467,200
Investment AB Latour, Class B(a)	11,327	278,121
JM AB(a)	40,016	690,516
L E Lundbergforetagen AB, Class B(a)	12,979	648,010
Lagercrantz Group AB, Class B(a)	12,735	190,168
Lifco AB, Class B(a)	13,002	319,841
Lindab International AB	14,363	292,078
Loomis AB	14,711	380,645
Modern Times Group MTG AB, Class B(a)(b)	29,748	257,343
Munters Group AB(c)	9,991	202,990
Mycronic AB	5,660	199,979
NCAB Group AB (publ)(a)	36,887	243,821
NCC AB, Class B(a)	31,140	383,296
New Wave Group AB, Class B(a)	15,935	147,940
Nolato AB, Class B(a)	42,463	210,847
Nordnet AB publ(a)	13,983	253,775
Nyfosa AB(a)	42,266	372,565
Pandox AB(a)	12,739	200,093
Peab AB, Class B(a)	53,627	332,485
Ratos AB, Class B	52,510	184,667
Sagax AB, Class B(a)	13,528	342,887
Sagax AB, Class D(a)	7,916	22,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Sweden-(continued)
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,913,290	$701,627
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	251,554	132,700
Scandic Hotels Group AB(a)(b)(c)	53,879	285,449
Stillfront Group AB(a)(b)	148,189	143,114
Storskogen Group AB, Class B(a)	589,625	323,072
Sweco AB, Class B(a)	32,154	348,026
Swedish Orphan Biovitrum AB, Class B(b)	25,058	651,569
Thule Group AB(a)(c)	19,324	552,824
Vitrolife AB(a)	7,539	114,226
Wallenstam AB, Class B(a)	66,859	300,430
Wihlborgs Fastigheter AB(a)	54,294	460,039

		21,357,324

Switzerland-2.97%
Accelleron Industries AG	7,846	306,774
Allreal Holding AG(a)	2,567	415,915
ALSO Holding AG	1,124	278,197
Arbonia AG(a)	11,875	157,185
Aryzta AG(a)(b)	265,547	505,239
Bachem Holding AG(a)	2,208	192,958
Banque Cantonale Vaudoise(a)	4,796	503,053
Belimo Holding AG	785	365,132
BKW AG	3,804	565,322
Bucher Industries AG(a)	1,522	589,118
Burckhardt Compression Holding AG	379	242,157
Cembra Money Bank AG(a)	8,923	684,925
Comet Holding AG	480	153,345
Daetwyler Holding AG, BR(a)	791	164,729
DKSH Holding AG	9,413	614,773
DocMorris AG(a)(b)	1,511	135,177
dormakaba Holding AG(b)	549	293,610
EFG International AG(b)	19,219	223,801
Emmi AG	283	276,165
EMS-Chemie Holding AG	963	773,844
Flughafen Zureich AG(a)	2,654	533,028
Forbo Holding AG	133	154,295
Huber + Suhner AG(a)	2,279	182,638
Implenia AG(a)	4,474	164,638
Inficon Holding AG	132	185,086
Interroll Holding AG, Class R(a)	51	165,153
IWG PLC(b)	186,119	433,238
Kardex Holding AG	493	131,158
Komax Holding AG, Class R(a)	870	150,636
Landis+Gyr Group AG(b)	5,573	414,413
Mobilezone Holding AG	9,833	141,735
Mobimo Holding AG	762	213,525
OC Oerlikon Corp. AG(a)	62,371	271,477
SFS Group AG(a)	2,826	337,092
Siegfried Holding AG(a)	279	268,307
Stadler Rail AG(a)	14,103	419,792
Straumann Holding AG(a)	3,978	533,494
Sulzer AG	4,103	499,258
Swissquote Group Holding S.A.	651	177,452
Tecan Group AG, Class R(b)	1,068	380,784
Temenos AG(a)	5,897	369,708
u-blox Holding AG(a)	1,473	136,676
Valiant Holding AG	1,817	212,774
VAT Group AG(c)	1,266	638,694

	Shares	Value
Switzerland-(continued)
Vontobel Holding AG, Class R(a)	3,778	$213,379
Zehnder Group AG	2,155	126,412

		14,896,261

Turkey-0.19%
Eldorado Gold Corp.(b)	65,970	942,120

Ukraine-0.02%
Ferrexpo PLC(b)	130,311	83,053

United Arab Emirates-0.04%
Network International Holdings PLC(b)(c)	40,885	201,296

United Kingdom-6.95%
4imprint Group PLC	2,587	203,429
888 Holdings PLC, (Acquired 03/15/2019 - 08/01/2023; Cost $87,259)(a)(b)(d)	110,701	117,545
AJ Bell PLC	33,817	136,983
Allfunds Group PLC	39,663	251,914
Ascential PLC(a)(b)	48,542	190,126
Ashmore Group PLC	80,448	194,818
ASOS PLC(a)(b)	67,300	281,798
Assura PLC	800,416	413,124
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	71,216	132,155
Auto Trader Group PLC(c)	49,688	434,523
Babcock International Group PLC	57,960	368,317
Balfour Beatty PLC	103,989	473,704
Big Yellow Group PLC	39,618	535,763
Bodycote PLC	25,756	224,463
Breedon Group PLC	68,063	308,515
Britvic PLC	59,742	661,659
Chemring Group PLC	42,399	199,087
Clarkson PLC	3,986	193,903
Close Brothers Group PLC	78,638	448,417
Computacenter PLC	12,990	419,974
ConvaTec Group PLC(c)	243,337	761,737
Cranswick PLC	8,328	449,443
Crest Nicholson Holdings PLC	86,569	201,511
Currys PLC(a)(b)	184,840	143,150
Deliveroo PLC(b)(c)	165,305	276,948
Derwent London PLC	28,416	731,548
Diploma PLC	9,388	426,479
Domino’s Pizza Group PLC	63,006	257,034
Dowlais Group PLC	387,559	396,476
Dr. Martens PLC(a)	179,547	170,863
Dunelm Group PLC	21,850	277,699
easyJet PLC	94,147	634,936
Elementis PLC(b)	79,545	140,439
Essentra PLC	64,519	142,671
Firstgroup PLC	152,214	309,145
Frasers Group PLC(b)	37,934	387,830
Future PLC	32,463	269,500
Games Workshop Group PLC(a)	3,668	455,155
Genuit Group PLC	38,828	212,220
Genus PLC	11,135	251,526
Grafton Group PLC	45,551	539,910
Grainger PLC	123,679	397,228
Great Portland Estates PLC	56,638	278,004
Greggs PLC	15,284	521,316
Halfords Group PLC(a)	70,389	133,088
Hammerson PLC	865,636	295,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Hargreaves Lansdown PLC	72,003	$733,711
Hays PLC	316,965	365,336
Hill & Smith PLC	9,258	219,097
Hunting PLC	36,171	162,144
Ibstock PLC(c)	66,356	123,136
Indivior PLC(b)	10,360	187,060
International Distributions Services PLC(b)	204,625	693,335
J D Wetherspoon PLC(b)	25,218	228,774
John Wood Group PLC(b)	220,662	410,032
Just Group PLC	178,090	231,023
Kier Group PLC	110,704	186,026
Lancashire Holdings Ltd.	46,329	353,867
Liontrust Asset Management PLC	22,652	191,455
LondonMetric Property PLC	364,980	898,482
Marshalls PLC(a)	53,631	180,645
Mitie Group PLC	208,143	304,933
Mobico Group PLC(a)	226,283	156,971
Moneysupermarket.com Group PLC	99,978	269,654
Ninety One PLC	83,890	177,207
Ocado Group PLC(a)(b)	82,401	364,323
OSB Group PLC	108,325	556,935
Oxford Instruments PLC	5,760	163,000
PageGroup PLC	44,631	249,358
Paragon Banking Group PLC	72,190	646,760
Pepco Group N.V.(a)(b)(c)	51,933	247,581
Petershill Partners PLC(a)(c)	73,899	192,931
Petrofac Ltd.(a)(b)	859,925	113,059
Pets at Home Group PLC	98,641	360,906
Pinewood Technologies Group PLC	27,341	114,003
Playtech PLC(b)	34,550	229,288
Primary Health Properties PLC	354,406	407,159
QinetiQ Group PLC	103,351	444,657
Quilter PLC(a)(c)	367,580	505,372
Redde Northgate PLC	52,368	252,127
Redrow PLC	60,023	483,265
Renewi PLC(a)(b)	19,569	137,954
Renishaw PLC	3,337	173,405
Rightmove PLC	47,031	303,283
Rotork PLC	123,900	501,728
S4 Capital PLC(b)	262,170	160,659
Safestore Holdings PLC	45,912	444,676
Savills PLC	21,896	296,653
Senior PLC(a)	72,597	149,625
Serco Group PLC	325,101	745,763
Shaftesbury Capital PLC	117,258	197,773
Softcat PLC	14,566	286,167
Spirent Communications PLC	155,201	378,371
SSP Group PLC	149,183	367,809
Supermarket Income REIT PLC	243,684	220,303
Telecom Plus PLC	12,162	264,370

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Wts.-Warrants

	Shares	Value
United Kingdom-(continued)
THG PLC(a)(b)	340,722	$270,914
TORM PLC, Class A	6,438	222,804
TP ICAP Group PLC	130,589	339,298
Travis Perkins PLC	60,259	568,164
UK Commercial Property REIT Ltd.	195,800	165,000
Unite Group PLC (The)	55,194	641,352
Urban Logistics REIT PLC	95,600	138,619
Vesuvius PLC	30,393	182,862
Victrex PLC	12,057	191,130
Watches of Switzerland Group PLC(a)(b)(c)	64,037	271,663
WH Smith PLC	21,611	296,851
Wise PLC, Class A(b)	16,110	156,637
Workspace Group PLC	25,423	158,371

		34,887,145

United States-0.95%
Carnival PLC(b)	22,231	302,027
Diversified Energy Co. PLC(a)(c)	20,290	286,073
Galaxy Digital Holdings Ltd., Class H(b)	14,001	123,312
GFL Environmental, Inc.(a)	19,169	612,945
MDA Ltd.(b)	18,389	190,335
Oracle Corp.	5,826	440,379
Primo Water Corp.	39,256	741,774
Reliance Worldwide Corp. Ltd.	160,943	541,353
Samsonite International S.A.(b)(c)	198,604	705,926
Sims Ltd.	38,421	300,881
Sinch AB(a)(b)(c)	217,242	505,108

		4,750,113

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.36% (Cost $493,563,781)		498,957,149

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.97%
Invesco Private Government Fund, 5.29%(e)(f)(g)	23,863,354	23,863,354
Invesco Private Prime Fund, 5.46%(e)(f)(g)	61,359,336	61,377,744

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,253,025)		85,241,098

TOTAL INVESTMENTS IN SECURITIES-116.33% (Cost $578,816,806)		584,198,247
OTHER ASSETS LESS LIABILITIES-(16.33)%		(81,995,147)

NET ASSETS-100.00%		$502,203,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $23,194,220, which represented 4.62% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,939,076	$(4,939,076)	$-	$-	$-	$4,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,432,049	49,826,731	(46,395,426)	-	-	23,863,354	592,326	*
Invesco Private Prime Fund	52,552,988	108,782,080	(99,964,559)	(14,772)	22,007	61,377,744	1,584,967	*

Total	$72,985,037	$163,547,887	$(151,299,061)	$(14,772)	$22,007	$85,241,098	$2,181,338

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Industrials	23.08
Consumer Discretionary	12.24
Materials	11.95
Financials	10.61
Real Estate	10.31
Consumer Staples	7.23
Information Technology	7.04
Health Care	4.90
Energy	4.86
Communication Services	4.06
Utilities	3.08
Money Market Funds Plus Other Assets Less Liabilities	0.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Brazil-13.65%
Ambev S.A.	1,290,877	$3,026,018
B3 S.A. - Brasil, Bolsa, Balcao	1,066,782	2,220,790
Banco Bradesco S.A.	930,116	2,218,023
Banco Bradesco S.A., Preference Shares	3,266,806	8,823,925
Banco BTG Pactual S.A., Series CPO	159,400	1,027,177
Banco do Brasil S.A.	946,296	5,006,162
Banco Santander Brasil S.A.	262,700	1,464,766
Braskem S.A., Class A, Preference Shares(a)	303,509	1,246,102
BRF S.A.(a)	470,400	1,531,970
CCR S.A.	446,800	1,062,886
Centrais Eletricas Brasileiras S.A.	430,162	3,142,122
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	91,600	734,482
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	78,392	1,222,365
Cia Energetica de Minas Gerais	34,067	75,191
Cia Energetica de Minas Gerais, Preference Shares	846,908	1,596,399
Cia Paranaense de Energia	351,500	556,096
Cia Paranaense de Energia, Class B, Preference Shares	604,380	1,059,948
Cia Siderurgica Nacional S.A.	399,582	1,073,138
Cosan S.A.	345,465	966,457
Embraer S.A.(a)	191,967	1,235,187
Energisa S.A.	82,800	720,472
Equatorial Energia S.A.	224,900	1,327,331
Gerdau S.A., Preference Shares	1,014,554	3,574,263
Hapvida Participacoes e Investimentos S.A.(a)(b)	1,690,700	1,203,659
Itau Unibanco Holding S.A.	159,500	840,721
Itau Unibanco Holding S.A., Preference Shares	1,731,405	10,475,750
Itausa S.A., Preference Shares	837,795	1,545,276
Klabin S.A.	272,800	1,212,655
Localiza Rent a Car S.A.	113,900	1,077,447
Lojas Renner S.A.	351,310	1,039,066
Marfrig Global Foods S.A.(a)	698,500	1,273,528
Metalurgica Gerdau S.A., Preference Shares	846,300	1,727,509
Natura & Co. Holding S.A.	365,000	1,168,287
Petroleo Brasileiro S.A.	2,869,019	24,499,389
Petroleo Brasileiro S.A., Preference Shares	4,323,345	35,049,865
Sendas Distribuidora S.A.	533,500	1,350,451
Suzano S.A.	212,768	2,399,803
Telefonica Brasil S.A.	187,043	1,708,363
TIM S.A.	273,366	928,783
Ultrapar Participacoes S.A.	423,692	2,113,106
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	119,500	172,457
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	343,600	524,373

	Shares	Value
Brazil-(continued)
Vale S.A.	2,529,561	$30,888,062
Vibra Energia S.A.	870,498	3,940,090

		170,049,910

Canada-0.06%
Canadian Solar, Inc.(a)(c)	49,138	796,527

Chile-0.35%
Banco de Chile	9,257,105	1,031,149
Banco Santander Chile	22,295,036	1,014,365
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	50,297	2,306,791

		4,352,305

China-39.75%
Agricultural Bank of China Ltd., A Shares	4,671,811	2,838,634
Agricultural Bank of China Ltd., H Shares	21,669,327	9,724,766
Alibaba Group Holding Ltd.	5,217,204	49,595,857
Aluminum Corp. of China Ltd., A Shares	492,900	505,050
Aluminum Corp. of China Ltd., H Shares	2,105,501	1,407,939
Anhui Conch Cement Co. Ltd., A Shares	267,500	848,878
Anhui Conch Cement Co. Ltd., H Shares	1,137,958	2,656,768
ANTA Sports Products Ltd.	162,757	1,866,632
Baidu, Inc., A Shares(a)	684,363	9,161,357
Bank of Beijing Co. Ltd., A Shares	1,343,800	1,035,477
Bank of China Ltd., A Shares	1,912,600	1,212,295
Bank of China Ltd., H Shares	51,450,733	23,221,640
Bank of Communications Co. Ltd., A Shares	2,531,893	2,405,499
Bank of Communications Co. Ltd., H Shares	6,562,492	4,749,106
Bank of Shanghai Co. Ltd., A Shares	912,600	919,972
Baoshan Iron & Steel Co. Ltd., A Shares	1,122,400	1,077,219
BYD Co. Ltd., A Shares	14,400	434,496
BYD Co. Ltd., H Shares	110,810	3,054,600
CGN Power Co. Ltd., A Shares	173,800	98,642
CGN Power Co. Ltd., H Shares(b)	3,606,850	1,212,859
China CITIC Bank Corp. Ltd., A Shares	623,401	592,280
China CITIC Bank Corp. Ltd., H Shares	8,104,584	4,766,671
China Coal Energy Co. Ltd., A Shares	157,900	256,425
China Coal Energy Co. Ltd., H Shares	961,693	971,382
China Construction Bank Corp., A Shares	308,500	303,324
China Construction Bank Corp., H Shares	43,021,826	28,053,408
China Energy Engineering Corp. Ltd., A Shares	1,906,200	579,112
China Energy Engineering Corp. Ltd., H Shares	3,976,746	401,681
China Everbright Bank Co. Ltd., A Shares	3,669,500	1,596,206
China Everbright Bank Co. Ltd., H Shares(c)	3,416,916	1,039,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
China-(continued)
China Everbright Environment Group Ltd.	2,286,000	$932,381
China Hongqiao Group Ltd.(c)	2,101,132	2,928,238
China Life Insurance Co. Ltd., H Shares	2,355,442	3,138,100
China Mengniu Dairy Co. Ltd.	1,088,180	2,284,549
China Merchants Bank Co. Ltd., A Shares	770,249	3,649,416
China Merchants Bank Co. Ltd., H Shares	1,970,598	8,654,687
China Minsheng Banking Corp. Ltd., A Shares	3,662,245	1,997,634
China Minsheng Banking Corp. Ltd., H Shares	9,210,286	3,379,727
China Overseas Land & Investment Ltd.	1,659,002	3,092,652
China Pacific Insurance (Group) Co. Ltd., A Shares	299,200	1,065,989
China Pacific Insurance (Group) Co. Ltd., H Shares	1,564,523	3,456,625
China Petroleum & Chemical Corp., A Shares	2,401,100	2,105,501
China Petroleum & Chemical Corp., H Shares	25,092,591	15,143,076
China Power International Development Ltd.	3,142,529	1,269,676
China Railway Group Ltd., A Shares	1,944,100	1,763,825
China Railway Group Ltd., H Shares	5,263,115	2,610,966
China Resources Beer (Holdings) Co. Ltd.	259,141	1,192,793
China Resources Gas Group Ltd.	401,548	1,270,689
China Resources Land Ltd.	980,915	3,568,127
China Resources Power Holdings Co. Ltd.	1,054,269	2,628,528
China Shenhua Energy Co. Ltd., A Shares	184,000	1,012,044
China Shenhua Energy Co. Ltd., H Shares	1,271,955	5,317,973
China State Construction Engineering Corp. Ltd., A Shares	4,673,622	3,459,313
China Tower Corp. Ltd., H Shares(b)	12,050,958	1,417,542
China United Network Communications Ltd., A Shares	1,692,500	1,096,158
China Vanke Co. Ltd., A Shares	1,167,700	1,194,871
China Vanke Co. Ltd., H Shares(c)	3,859,545	2,284,776
China Yangtze Power Co. Ltd., A Shares	312,000	1,111,162
Chongqing Rural Commercial Bank Co. Ltd., A Shares	335,700	215,100
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,264,240	972,721
CITIC Ltd.	1,123,486	1,073,037
CITIC Securities Co. Ltd., A Shares	238,500	626,097
CITIC Securities Co. Ltd., H Shares	655,315	1,052,365
COSCO SHIPPING Holdings Co. Ltd., A Shares	870,980	1,415,651
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,004,403	3,902,820
Country Garden Holdings Co. Ltd.(a)(c)(d)	18,570,488	914,136
Country Garden Services Holdings Co. Ltd.(c)	1,499,654	1,012,399

	Shares	Value
China-(continued)
CRRC Corp. Ltd., A Shares	855,600	$825,885
CRRC Corp. Ltd., H Shares	2,032,470	1,127,822
CSPC Pharmaceutical Group Ltd.	2,146,497	1,778,410
Daqo New Energy Corp., ADR(a)(c)	60,691	1,165,267
ENN Energy Holdings Ltd.	310,402	2,684,843
GCL Technology Holdings Ltd.	9,701,008	1,451,207
Geely Automobile Holdings Ltd.	2,766,982	3,371,521
Guangdong Investment Ltd.	1,402,784	735,362
Haier Smart Home Co. Ltd., A Shares	130,700	546,155
Haier Smart Home Co. Ltd., H Shares	684,332	2,559,289
Haitong Securities Co. Ltd., A Shares	352,000	407,827
Haitong Securities Co. Ltd., H Shares	1,763,498	847,792
Huaneng Power International, Inc., A Shares(a)	259,900	335,934
Huaneng Power International, Inc., H Shares(a)	2,407,344	1,535,908
Huatai Securities Co. Ltd., A Shares	206,400	392,478
Huatai Securities Co. Ltd., H Shares(b)	556,674	661,928
Huaxia Bank Co. Ltd., A Shares	1,271,492	1,178,169
Industrial & Commercial Bank of China Ltd., A Shares	4,062,412	3,046,178
Industrial & Commercial Bank of China Ltd., H Shares	58,827,297	31,816,021
Industrial Bank Co. Ltd., A Shares	1,257,426	2,925,862
Inner Mongolia Yitai Coal Co. Ltd., B Shares	458,680	893,509
JD.com, Inc., A Shares	1,180,271	17,324,082
Jiangxi Copper Co. Ltd., A Shares	158,800	573,009
Jiangxi Copper Co. Ltd., H Shares	1,314,963	2,706,861
JinkoSolar Holding Co. Ltd., ADR(c)	50,496	1,217,964
KE Holdings, Inc., ADR(c)	110,709	1,673,920
Kuaishou Technology(a)(b)	252,773	1,808,245
Kunlun Energy Co. Ltd.	916,000	893,607
Kweichow Moutai Co. Ltd., A Shares	6,600	1,553,960
Li Ning Co. Ltd.	515,009	1,372,927
Longfor Group Holdings Ltd.(b)(c)	1,687,146	2,545,431
Lufax Holding Ltd., ADR(c)	426,250	1,871,238
Meituan, B Shares(a)(b)	589,055	8,247,011
Metallurgical Corp. of China Ltd., A Shares	1,374,500	620,675
Metallurgical Corp. of China Ltd., H Shares	3,692,046	722,246
NetEase, Inc.	206,830	3,974,652
New China Life Insurance Co. Ltd., A Shares	111,600	485,452
New China Life Insurance Co. Ltd., H Shares	552,093	1,067,310
New Oriental Education & Technology Group, Inc.(a)	130,374	1,042,665
PDD Holdings, Inc., ADR(a)	16,674	2,087,251
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	507,300	367,786
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,434,333	1,792,638
PetroChina Co. Ltd., A Shares	1,010,500	1,433,106
PetroChina Co. Ltd., H Shares	12,084,270	11,402,587
PICC Property & Casualty Co. Ltd., H Shares	2,767,767	3,457,409
Ping An Bank Co. Ltd., A Shares	1,159,900	1,728,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
China-(continued)
Ping An Insurance (Group) Co. of China Ltd., A Shares	631,044	$3,604,223
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,277,549	24,258,156
Poly Developments and Holdings Group Co. Ltd., A Shares	794,500	977,559
Postal Savings Bank of China Co. Ltd., A Shares	1,093,200	724,623
Postal Savings Bank of China Co. Ltd., H Shares(b)	6,876,638	3,596,053
Power Construction Corp. of China Ltd., A Shares	1,345,100	943,604
Qifu Technology, Inc., ADR	67,748	1,239,111
SAIC Motor Corp. Ltd., A Shares	628,556	1,289,835
Shaanxi Coal Industry Co. Ltd., A Shares	239,100	809,932
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	145,500	360,058
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	596,988	850,310
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,571,105	2,733,896
Shenzhou International Group Holdings Ltd.	151,772	1,517,487
Sino Biopharmaceutical Ltd.	3,131,941	1,081,195
Sinopharm Group Co. Ltd., H Shares	524,215	1,329,774
Sunny Optical Technology Group Co. Ltd.	179,401	880,811
Tencent Holdings Ltd.	831,633	36,917,989
Tencent Music Entertainment Group, ADR(a)(c)	86,111	1,080,693
Trip.com Group Ltd.(a)	74,713	3,681,582
Vipshop Holdings Ltd., ADR(c)	141,878	2,133,845
Weichai Power Co. Ltd., A Shares	195,600	469,721
Weichai Power Co. Ltd., H Shares	849,824	1,749,369
Wuxi Biologics (Cayman), Inc.(a)(b)	582,970	1,024,141
Xiaomi Corp., B Shares(a)(b)	3,954,901	8,758,104
Xinyi Solar Holdings Ltd.	1,871,435	1,306,454
Yankuang Energy Group Co. Ltd., A Shares	67,600	215,640
Yankuang Energy Group Co. Ltd., H Shares	1,106,841	2,411,468
Yum China Holdings, Inc.	78,442	2,952,658
Zijin Mining Group Co. Ltd., A Shares	274,600	667,777
Zijin Mining Group Co. Ltd., H Shares	1,089,196	2,409,233

		495,032,267

India-12.32%
Axis Bank Ltd.	335,918	4,693,964
Bajaj Finance Ltd.	14,228	1,180,641
Bank of Baroda	318,609	1,074,934
Bharat Petroleum Corp. Ltd.	556,369	4,049,927
Bharti Airtel Ltd.	214,529	3,399,862
Bharti Airtel Ltd.	11,238	126,130
Canara Bank	124,470	927,824
Coal India Ltd.	589,289	3,208,605
Dr. Reddy’s Laboratories Ltd.	11,565	859,971
GAIL (India) Ltd.	840,201	2,105,632
Grasim Industries Ltd.	86,817	2,509,368
HCL Technologies Ltd.	149,085	2,441,859

	Shares	Value
India-(continued)
HDFC Bank Ltd.	560,045	$10,203,292
Hero MotoCorp Ltd.	21,714	1,182,313
Hindalco Industries Ltd.	595,673	4,600,539
Hindustan Petroleum Corp. Ltd.	419,789	2,492,483
Hindustan Unilever Ltd.	77,851	2,081,143
ICICI Bank Ltd.	169,386	2,335,456
Indiabulls Housing Finance Ltd.	455,939	930,061
Indian Oil Corp. Ltd.	2,129,862	4,310,203
Infosys Ltd.	411,915	7,013,089
ITC Ltd.	442,468	2,310,281
Jindal Steel & Power Ltd.	95,058	1,059,140
Jio Financial Services Ltd.(a)	394,321	1,781,708
JSW Steel Ltd.	188,259	1,990,527
Larsen & Toubro Ltd.	83,085	3,579,169
Mahindra & Mahindra Ltd.	139,379	3,602,150
Maruti Suzuki India Ltd.	12,129	1,863,260
NTPC Ltd.	1,167,191	5,080,810
Oil & Natural Gas Corp. Ltd.	1,995,588	6,765,070
Petronet LNG Ltd.	286,060	1,064,716
Power Finance Corp. Ltd.	449,412	2,378,317
Power Grid Corp. of India Ltd.	899,266	3,253,303
Punjab National Bank	624,611	1,055,913
REC Ltd.	295,615	1,796,835
Reliance Industries Ltd.	417,826	14,692,672
Shriram Finance Ltd.	48,541	1,484,511
State Bank of India	415,736	4,116,938
Steel Authority of India Ltd.	827,231	1,627,965
Sun Pharmaceutical Industries Ltd.	72,211	1,300,012
Tata Consultancy Services Ltd.	117,834	5,395,766
Tata Motors Ltd.	321,690	3,885,977
Tata Motors Ltd., Class A	86,849	710,156
Tata Power Co. Ltd. (The)	213,282	1,148,385
Tata Steel Ltd.	3,489,191	6,900,077
Tech Mahindra Ltd.	124,909	1,891,534
UltraTech Cement Ltd.	9,387	1,121,884
Union Bank of India Ltd.	478,789	884,858
UPL Ltd.	237,077	1,441,024
Vedanta Ltd.	1,146,097	5,464,947
Wipro Ltd.	169,562	939,705
Yes Bank Ltd.(a)	3,541,005	1,109,797

		153,424,703

Indonesia-1.26%
PT Astra International Tbk	5,200,722	1,647,215
PT Bank Central Asia Tbk	5,666,685	3,415,345
PT Bank Mandiri (Persero) Tbk	7,733,496	3,281,742
PT Bank Negara Indonesia (Persero) Tbk	4,063,738	1,312,093
PT Bank Rakyat Indonesia (Persero) Tbk	11,733,214	3,564,703
PT GoTo Gojek Tokopedia Tbk(a)	176,313,791	683,135
PT Telkom Indonesia (Persero) Tbk	8,899,514	1,735,022

		15,639,255

Malaysia-0.59%
CIMB Group Holdings Bhd.	1,767,100	2,447,466
Malayan Banking Bhd.	853,700	1,740,493
Public Bank Bhd.	1,535,900	1,325,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Malaysia-(continued)
Tenaga Nasional Bhd.	392,900	$984,617
Top Glove Corp. Bhd.(a)	4,813,100	887,486

		7,385,972

Mexico-2.79%
America Movil S.A.B. de C.V., Class B	8,166,289	7,817,130
Arca Continental S.A.B. de C.V.	89,966	882,420
CEMEX S.A.B. de C.V., Series CPO(a)(e)	5,487,919	4,370,752
Coca-Cola FEMSA S.A.B. de C.V.	110,538	1,102,558
Fibra Uno Administracion S.A. de C.V.	668,590	964,911
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)(f)	372,975	4,387,001
Grupo Bimbo S.A.B. de C.V., Series A(c)	224,716	946,686
Grupo Financiero Banorte S.A.B. de C.V., Class O	592,657	5,897,526
Grupo Mexico S.A.B. de C.V., Class B	608,507	3,780,290
Grupo Televisa S.A.B., Series CPO(c)(g)	1,772,931	1,054,071
Wal-Mart de Mexico S.A.B. de C.V., Series V	948,713	3,559,101

		34,762,446

Romania-0.08%
NEPI Rockcastle N.V.(c)	145,977	984,255

Russia-0.00%
Aeroflot PJSC(a)(d)	1,684,800	0
Alrosa PJSC(d)	1,976,600	0
Gazprom PJSC(a)(d)	9,643,940	0
GMK Norilskiy Nickel PAO(d)	2,015,200	0
Inter RAO UES PJSC(d)	29,081,146	0
Lukoil PJSC(d)	261,775	0
Magnit PJSC(d)	55,179	0
Mobile TeleSystems PJSC(d)	921,186	0
Moscow Exchange MICEX-RTS PJSC(d)	550,555	0
Novatek PJSC(d)	298,686	0
Novolipetsk Steel PJSC(a)(d)	795,328	0
Rosneft Oil Co. PJSC(d)	1,054,960	0
Sberbank of Russia PJSC(d)	7,562,894	0
Severstal PAO(a)(d)	147,196	0
Sistema AFK PAO(d)	3,408,447	0
Surgutneftegas PJSC(d)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(d)	3,804,484	0
Tatneft PJSC(d)	753,855	0
Tatneft PJSC, Preference Shares(d)	74,068	0
VTB Bank PJSC(a)(d)	3,563,458,267	0

		0

Saudi Arabia-2.70%
Al Rajhi Bank	212,397	4,524,748
Alinma Bank	145,446	1,293,293
Arab National Bank	140,143	1,154,594
Banque Saudi Fransi	80,532	786,940
Etihad Etisalat Co.	74,687	1,035,494
Riyad Bank	204,951	1,513,663
SABIC Agri-Nutrients Co.	49,616	1,531,897
Sahara International Petrochemical Co.	138,711	1,268,540
Saudi Arabian Mining Co.(a)	129,015	1,740,564
Saudi Arabian Oil Co.(b)	610,747	4,901,478
Saudi Awwal Bank	106,460	1,158,099
Saudi Basic Industries Corp.	120,273	2,709,718
Saudi National Bank (The)	542,290	5,436,491

	Shares	Value
Saudi Arabia-(continued)
Saudi Telecom Co.	357,164	$3,585,353
Yanbu National Petrochemical Co., Class A	96,209	994,001

		33,634,873

South Africa-3.56%
Absa Group Ltd.	251,578	1,942,834
Anglo American Platinum Ltd.(c)	32,379	1,137,549
Bid Corp. Ltd.	78,788	1,805,264
Bidvest Group Ltd. (The)(c)	94,515	1,235,602
Capitec Bank Holdings Ltd.(c)	11,684	1,444,002
Discovery Ltd.	126,782	809,331
FirstRand Ltd.	1,366,895	4,728,633
Foschini Group Ltd. (The)(c)	159,586	843,697
Gold Fields Ltd.	162,321	2,677,536
Growthpoint Properties Ltd.(c)	1,791,891	1,040,754
Impala Platinum Holdings Ltd.(c)	536,012	2,411,473
MTN Group Ltd.	506,109	2,433,861
Naspers Ltd.	29,889	5,724,288
Nedbank Group Ltd.(c)	115,058	1,397,325
Northam Platinum Holdings Ltd.	163,922	1,088,975
Remgro Ltd.	104,590	682,491
Sanlam Ltd.(c)	401,667	1,450,941
Sasol Ltd.	346,592	2,452,097
Shoprite Holdings Ltd.	116,009	1,550,531
Sibanye Stillwater Ltd.(c)	3,479,059	4,021,051
Standard Bank Group Ltd.(c)	266,632	2,506,835
Woolworths Holdings Ltd.	315,319	1,006,944

		44,392,014

Taiwan-17.05%
Acer, Inc.	1,191,000	1,651,423
ASE Technology Holding Co. Ltd.	1,407,884	6,399,080
Asustek Computer, Inc.	309,706	4,089,846
AUO Corp.	4,568,244	2,567,375
Catcher Technology Co. Ltd.	178,000	1,191,696
Cathay Financial Holding Co. Ltd.	1,445,919	2,242,458
Chailease Holding Co. Ltd.	359,141	1,902,580
Cheng Shin Rubber Industry Co. Ltd.	580,000	839,844
Chicony Electronics Co. Ltd.	185,000	1,150,498
China Airlines Ltd.	1,319,000	848,629
China Development Financial Holding Corp.(a)	3,038,000	1,273,531
China Steel Corp.	2,474,632	1,888,539
Chunghwa Telecom Co. Ltd.	746,039	2,841,006
Compal Electronics, Inc.	4,341,000	4,772,674
CTBC Financial Holding Co. Ltd.	3,886,663	4,070,242
Delta Electronics, Inc.	410,791	4,043,318
E.Sun Financial Holding Co. Ltd.	1,426,903	1,200,698
Eva Airways Corp.	918,000	1,002,239
Evergreen Marine Corp. Taiwan Ltd.	1,293,381	7,527,047
Far EasTone Telecommunications Co. Ltd.	361,000	895,793
First Financial Holding Co. Ltd.	1,024,139	860,211
Formosa Plastics Corp.	586,280	1,233,345
Fubon Financial Holding Co. Ltd.	1,119,496	2,375,689
Globalwafers Co. Ltd.	52,457	840,936
Hon Hai Precision Industry Co. Ltd.	2,780,635	13,321,634
Innolux Corp.	6,142,369	2,688,065
Inventec Corp.	1,166,000	1,901,437
Largan Precision Co. Ltd.	26,000	1,744,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Taiwan-(continued)
Lite-On Technology Corp.	593,313	$1,822,102
MediaTek, Inc.	354,049	10,786,088
Mega Financial Holding Co. Ltd.	1,426,287	1,752,088
Micro-Star International Co. Ltd.	217,000	1,062,941
Nan Ya Plastics Corp.	546,940	952,383
Nanya Technology Corp.	500,000	1,014,987
Novatek Microelectronics Corp.	149,000	2,827,898
Pegatron Corp.	728,260	2,185,093
Powerchip Semiconductor Manufacturing Corp.(a)	1,119,000	785,245
Powertech Technology, Inc.	295,000	1,580,907
Qisda Corp.	653,000	830,238
Quanta Computer, Inc.	687,000	5,485,535
Radiant Opto-Electronics Corp.	200,000	1,222,284
Realtek Semiconductor Corp.	107,000	1,702,168
Simplo Technology Co. Ltd.	77,000	1,035,747
Sino-American Silicon Products, Inc.	181,000	1,086,712
SinoPac Financial Holdings Co. Ltd.	1,431,024	964,651
Taiwan Cement Corp.	1,647,136	1,621,237
Taiwan Mobile Co. Ltd.	286,000	913,457
Taiwan Semiconductor Manufacturing Co. Ltd.	2,671,807	64,821,802
Tripod Technology Corp.	134,000	812,757
Unimicron Technology Corp.	235,000	1,313,494
Uni-President Enterprises Corp.	678,941	1,595,080
United Microelectronics Corp.	4,001,925	6,231,116
Walsin Lihwa Corp.	1,062,000	1,203,483
Wan Hai Lines Ltd.	843,000	1,312,576
Winbond Electronics Corp.	1,123,000	896,689
Wistron Corp.	1,230,875	4,290,409
Wiwynn Corp.	12,000	869,725
WPG Holdings Ltd.	708,000	1,919,919
WT Microelectronics Co. Ltd.	180,000	829,187
Yageo Corp.	124,786	2,395,162
Yang Ming Marine Transport Corp.	2,595,136	4,160,251
Yuanta Financial Holding Co. Ltd.	1,464,750	1,378,742
Zhen Ding Technology Holding Ltd.	354,000	1,261,102

		212,287,760

Thailand-3.16%
Advanced Info Service PCL, NVDR	304,544	1,622,975
Bangchak Corp. PCL, NVDR	839,131	950,985
Bangkok Bank PCL, NVDR	437,710	1,618,086
Bangkok Dusit Medical Services PCL, NVDR	1,566,101	1,225,497
Banpu PCL, NVDR	10,090,324	1,511,098
Charoen Pokphand Foods PCL, NVDR	2,713,342	1,449,654
CP ALL PCL, NVDR	1,807,833	2,804,922
Indorama Ventures PCL, NVDR	1,784,737	1,150,977
Kasikornbank PCL, NVDR	1,222,710	4,305,549
Krung Thai Bank PCL, NVDR	4,172,595	1,891,516
PTT Exploration & Production PCL, NVDR	577,079	2,436,936
PTT Global Chemical PCL, NVDR	1,806,030	1,790,923
PTT PCL, NVDR	8,942,922	8,144,188

	Shares	Value
Thailand-(continued)
SCB X PCL, NVDR	1,113,735	$3,200,561
Siam Cement PCL (The), NVDR	335,226	2,252,328
Thai Oil PCL, NVDR	802,755	1,180,522
TMBThanachart Bank PCL, NVDR	17,782,751	868,505
True Corp. PCL, NVDR(a)	4,711,304	978,873

		39,384,095

Turkey-1.97%
Akbank T.A.S.	1,829,854	3,359,993
BIM Birlesik Magazalar A.S.	124,251	1,485,186
Eregli Demir ve Celik Fabrikalari T.A.S.	1,650,621	2,195,288
Haci Omer Sabanci Holding A.S.	1,044,673	2,978,189
KOC Holding A.S.	496,905	3,470,116
Turk Hava Yollari AO(a)	273,205	2,750,910
Turkcell Iletisim Hizmetleri A.S.	565,963	1,412,438
Turkiye Is Bankasi A.S., Class C	4,439,750	1,880,036
Turkiye Petrol Rafinerileri A.S.	348,877	2,109,867
Turkiye Sise ve Cam Fabrikalari A.S.	507,334	789,759
Yapi ve Kredi Bankasi A.S.	2,143,529	2,137,140

		24,568,922

United Kingdom-0.23%
AngloGold Ashanti PLC	124,291	2,881,063

United States-0.30%
JBS S.A	812,622	3,674,994

Total Common Stocks & Other Equity Interests (Cost $1,170,371,564)		1,243,251,361

Money Market Funds-0.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(h)(i) (Cost $8,812,686)	8,812,686	8,812,686

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.53% (Cost $1,179,184,250)		1,252,064,047

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.56%
Invesco Private Government Fund, 5.29%(h)(i)(j)	8,932,012	8,932,012
Invesco Private Prime Fund, 5.46%(h)(i)(j)	22,966,902	22,973,792

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,908,364)		31,905,804

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,211,092,614)		1,283,969,851
OTHER ASSETS LESS LIABILITIES-(3.09)%		(38,512,131)

NET ASSETS-100.00%		$1,245,457,720

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $35,376,451, which represented 2.84% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,372,542	$(27,559,856)	$-	$-	$8,812,686	$101,245
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,807,946	22,452,208	(18,328,142)	-	-	8,932,012	138,067	*
Invesco Private Prime Fund	12,366,493	48,522,782	(37,916,208)	(2,645)	3,370	22,973,792	366,891	*

Total	$17,174,439	$107,347,532	$(83,804,206)	$(2,645)	$3,370	$40,718,490	$606,203

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Financials	29.23
Information Technology	15.94
Energy	13.08
Materials	10.56
Consumer Discretionary	10.31
Communication Services	7.06
Industrials	4.65
Consumer Staples	3.45
Sector Types Each Less Than 3%	5.54
Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Global Clean Energy ETF (PBD)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Austria-1.06%
Verbund AG	16,230	$1,242,542

Belgium-0.80%
Elia Group S.A./N.V.(a)	9,677	934,864

Canada-4.09%
Ballard Power Systems, Inc.(a)(b)	338,639	892,290
Boralex, Inc., Class A	48,299	971,359
Canadian Solar, Inc.(a)(b)	46,930	760,735
Innergex Renewable Energy, Inc.	198,982	1,163,028
NFI Group, Inc.(b)	122,833	1,010,309

		4,797,721

Chile-1.05%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	26,963	1,231,939

China-10.11%
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	5,129,534	1,095,269
Flat Glass Group Co. Ltd., H Shares(a)	594,493	1,445,719
Ganfeng Lithium Group Co. Ltd., H Shares(a)(c)	434,046	1,287,509
JinkoSolar Holding Co. Ltd., ADR	39,926	963,015
NIO, Inc., ADR(a)(b)	181,536	856,850
Tianneng Power International Ltd.(a)	1,427,862	1,100,855
Xinyi Energy Holdings Ltd.(a)	8,349,480	1,174,299
Xinyi Solar Holdings Ltd.	2,229,822	1,556,645
XPeng, Inc., ADR(a)(b)	121,158	985,015
Yadea Group Holdings Ltd.(c)	722,114	1,394,149

		11,859,325

Denmark-3.92%
NKT A/S(a)(b)	15,807	1,323,416
Novozymes A/S, Class B(a)	20,684	1,152,315
Orsted A/S(a)(b)(c)	18,815	1,040,370
Vestas Wind Systems A/S(b)	40,200	1,085,778

		4,601,879

Finland-0.78%
Kempower OYJ(a)(b)	44,719	919,498

France-4.14%
Neoen S.A.(a)(c)	41,331	1,270,996
Nexans S.A.	11,711	1,257,208
Rexel S.A.	42,686	1,115,035
SPIE S.A.	33,093	1,209,449

		4,852,688

Germany-5.11%
Encavis AG(b)	83,482	1,508,548
Nordex SE(a)(b)	94,903	1,345,559
SMA Solar Technology AG(b)	18,624	984,136
Verbio SE	49,011	1,028,187
Wacker Chemie AG	10,508	1,130,310

		5,996,740

Ireland-0.96%
Kingspan Group PLC	12,525	1,122,950

	Shares	Value
Israel-1.86%
Energix-Renewable Energies Ltd.	307,233	$1,153,220
Enlight Renewable Energy Ltd.(a)(b)	63,201	1,021,897

		2,175,117

Italy-2.10%
Prysmian S.p.A.	24,778	1,355,957
Terna S.p.A.	137,810	1,108,687

		2,464,644

Japan-5.05%
GS Yuasa Corp.	64,232	1,216,557
RENOVA, Inc.(a)(b)	136,745	1,293,023
Takaoka Toko Co. Ltd.	69,902	984,354
Toyo Tanso Co. Ltd.	31,118	1,550,314
West Holdings Corp.(a)	51,932	877,166

		5,921,414

Netherlands-1.88%
Alfen N.V.(a)(b)(c)	16,045	699,284
Fugro N.V.(a)	61,535	1,504,104

		2,203,388

New Zealand-0.85%
Mercury NZ Ltd.	264,493	998,557

Norway-1.62%
Aker Horizons ASA(a)(b)	2,983,253	766,681
NEL ASA(b)	2,387,955	1,131,212

		1,897,893

South Africa-1.03%
Scatec ASA(b)(c)	163,603	1,204,772

South Korea-7.91%
CS Wind Corp.	24,650	936,347
Doosan Fuel Cell Co. Ltd.(b)	68,122	982,325
Ecopro BM Co. Ltd.(b)	5,971	1,030,376
Iljin Hysolus Co. Ltd.(b)	58,409	988,909
Lotte Energy Materials Corp.	41,493	1,365,988
LS Electric Co. Ltd.	21,837	2,790,257
Samsung SDI Co. Ltd.	3,762	1,181,324

		9,275,526

Spain-3.30%
Acciona S.A.(a)	9,226	1,072,315
Corp ACCIONA Energias Renovables S.A.(a)	48,104	980,356
EDP Renovaveis S.A.(a)	72,854	1,002,562
Solaria Energia y Medio Ambiente S.A.(a)(b)	80,029	819,343

		3,874,576

Sweden-2.18%
NIBE Industrier AB, Class B(a)	174,712	821,358
OX2 AB(a)(b)	248,598	908,695
PowerCell Sweden AB(a)(b)	329,651	821,132

		2,551,185

Switzerland-1.52%
Landis+Gyr Group AG(b)	14,485	1,077,116
Meyer Burger Technology AG(b)	55,774,873	699,352

		1,776,468

Taiwan-11.48%
AcBel Polytech, Inc.	818,000	998,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Taiwan-(continued)
Chung-Hsin Electric and Machinery Manufacturing Corp.	279,000	$1,576,562
Motech Industries, Inc.	1,344,684	1,102,606
Phihong Technology Co. Ltd.(b)	608,124	999,159
Shihlin Electric & Engineering Corp.	280,000	2,510,902
Sino-American Silicon Products, Inc.	178,000	1,068,700
Ta Ya Electric Wire & Cable Co. Ltd.	989,000	1,728,214
Teco Electric and Machinery Co. Ltd.	732,000	1,249,899
United Renewable Energy Co. Ltd.	2,658,141	987,762
Voltronic Power Technology Corp.	26,000	1,237,639

		13,460,015

United Kingdom-2.82%
Ceres Power Holdings PLC(a)(b)	491,462	1,100,924
ITM Power PLC(a)(b)	1,365,089	870,887
Subsea 7 S.A.	82,325	1,339,603

		3,311,414

United States-24.25%
Ameresco, Inc., Class A(a)(b)	46,036	963,534
Archer Aviation, Inc., Class A(a)(b)	199,486	774,006
Array Technologies, Inc.(a)(b)	72,516	894,847
Atkore, Inc.(a)	7,520	1,318,256
Bloom Energy Corp., Class A(a)(b)	93,014	1,035,246
Brookfield Renewable Corp., Class A	43,238	1,004,851
ChargePoint Holdings, Inc.(a)(b)	469,484	624,414
Core & Main, Inc., Class A(b)	24,969	1,409,999
Enphase Energy, Inc.(b)	8,275	899,989
EVgo, Inc.(a)(b)	414,145	749,602
First Solar, Inc.(b)	6,883	1,213,473
FuelCell Energy, Inc.(a)(b)	775,234	719,262
Gevo, Inc.(a)(b)	1,142,196	752,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,513	1,113,270
Hubbell, Inc.	3,025	1,120,823
Itron, Inc.(b)	14,386	1,325,238
Lucid Group, Inc.(a)(b)	315,711	805,063
Ormat Technologies, Inc.	16,668	1,063,918

	Shares	Value
United States-(continued)
Plug Power, Inc.(a)(b)	257,494	$594,811
QuantumScape Corp.(a)(b)	142,008	769,683
REC Silicon ASA(a)(b)	971,268	953,363
Rivian Automotive, Inc., Class A(a)(b)	70,089	623,792
Shoals Technologies Group, Inc., Class A(b)	67,070	566,742
Signify N.V.	39,891	1,098,754
SolarEdge Technologies, Inc.(b)	13,183	773,183
Stem, Inc.(a)(b)	327,087	601,840
Sunnova Energy International, Inc.(a)(b)	93,413	393,269
SunPower Corp.(a)(b)	255,380	526,083
Sunrun, Inc.(b)	64,716	665,928
TPI Composites, Inc.(a)(b)	350,227	1,113,722
Universal Display Corp.	5,943	938,875
Wolfspeed, Inc.(a)(b)	38,139	1,030,897

		28,439,212

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $166,754,467)		117,114,327

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.99%
Invesco Private Government Fund, 5.29%(d)(e)(f)	10,837,102	10,837,102
Invesco Private Prime Fund, 5.46%(d)(e)(f)	27,846,797	27,855,151

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,697,509)		38,692,253

TOTAL INVESTMENTS IN SECURITIES-132.86% (Cost $205,451,976)		155,806,580
OTHER ASSETS LESS LIABILITIES-(32.86)%		(38,535,259)

NET ASSETS-100.00%.		$117,271,321

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $6,897,080, which represented 5.88% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,099,653	$(2,099,653)	$-	$-	$-	$2,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,689,928	$30,059,613	$(30,912,439)	$-	$-	$10,837,102	$292,324	*
Invesco Private Prime Fund	30,067,649	55,815,963	(58,035,420)	(6,140)	13,099	27,855,151	785,881	*

Total	$41,757,577	$87,975,229	$(91,047,512)	$(6,140)	$13,099	$38,692,253	$1,080,220

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Electrical Components & Equipment	27.63
Renewable Electricity	15.36
Heavy Electrical Equipment	10.50
Semiconductors	6.56
Semiconductor Materials & Equipment	6.55
Electric Utilities	5.45
Specialty Chemicals	3.04
Sub-Industry Types Each Less Than 3%	24.78
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Water ETF (PIO)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-3.98%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	717,241	$11,183,928

Canada-2.70%
Stantec, Inc.	95,208	7,595,989

Chile-0.13%
Aguas Andinas S.A., Class A	1,252,603	358,972

China-0.46%
China Lesso Group Holdings Ltd.	1,696,896	715,972
China Water Affairs Group Ltd.	909,388	566,245

		1,282,217

France-4.09%
Veolia Environnement S.A.	368,581	11,503,938

Japan-18.80%
Ebara Corp.	102,746	8,559,718
Kurita Water Industries Ltd.	206,089	8,244,084
METAWATER Co. Ltd.	37,394	466,697
Miura Co. Ltd.	80,644	1,279,624
Nomura Micro Science Co. Ltd.(a)	717,196	23,380,139
Organo Corp.	79,024	3,690,951
TOTO Ltd.	264,640	7,221,200

		52,842,413

Mexico-0.05%
Grupo Rotoplas, S.A.B. de C.V.(a)	87,879	149,727

Netherlands-1.65%
Aalberts N.V.	47,865	2,298,991
Arcadis N.V.(a)	37,352	2,322,432

		4,621,423

South Korea-0.65%
Coway Co. Ltd.	45,079	1,816,728

Spain-1.57%
Acciona S.A.(a)	37,892	4,404,094

Switzerland-6.67%
Belimo Holding AG(a)	4,714	2,192,654
Geberit AG	24,887	13,393,908
Georg Fischer AG(a)	44,916	3,158,788

		18,745,350

United Kingdom-7.80%
Genuit Group PLC	134,905	737,342
Halma PLC	217,427	6,008,591
Severn Trent PLC	312,620	9,657,011
Spirax-Sarco Engineering PLC	49,868	5,523,020

		21,925,964

	Shares	Value
United States-51.25%
A.O. Smith Corp.	63,649	$5,272,683
Advanced Drainage Systems, Inc.(a)	29,462	4,625,534
American Water Works Co., Inc.	92,638	11,331,480
Consolidated Water Co. Ltd.(a)	43,259	1,100,942
Danaher Corp.	90,387	22,291,242
Ecolab, Inc.	50,824	11,493,848
Ferguson PLC	34,213	7,265,639
IDEX Corp.	26,930	5,936,988
Pentair PLC	294,133	23,262,979
Roper Technologies, Inc.	42,004	21,483,366
Veralto Corp.(a)	110,938	10,392,672
Waters Corp.(a)(b)	28,337	8,757,266
Xylem, Inc.	82,942	10,840,519

		144,055,158

Total Common Stocks & Other Equity Interests (Cost $220,150,549)		280,485,901

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $87,057)	87,057	87,057

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $220,237,606)		280,572,958

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.65%
Invesco Private Government Fund, 5.29%(c)(d)(e)	11,530,269	11,530,269
Invesco Private Prime Fund, 5.46%(c)(d)(e)	29,643,963	29,652,856

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,185,075)		41,183,125

TOTAL INVESTMENTS IN SECURITIES-114.48% (Cost $261,422,681)		321,756,083
OTHER ASSETS LESS LIABILITIES-(14.48)%		(40,692,249)

NET ASSETS-100.00%		$281,063,834

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Water ETF (PIO)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$690,716	$(603,659)	$-	$-	$87,057	$832
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,640,696	64,355,655	(54,466,082)	-	-	11,530,269	119,811	*
Invesco Private Prime Fund	3,721,053	120,232,649	(94,300,053)	(1,937)	1,144	29,652,856	302,695	*

Total	$5,361,749	$185,279,020	$(149,369,794)	$(1,937)	$1,144	$41,270,182	$423,338

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Industrials	56.40
Utilities	17.83
Health Care	11.05
Information Technology	9.78
Materials	4.09
Consumer Discretionary	0.65
Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco International BuyBack AchieversTM ETF (IPKW)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Australia-1.28%
AMP Ltd.	173,386	$123,847
BlueScope Steel Ltd.	29,904	444,482
Helia Group Ltd.	17,464	45,361
Qube Holdings Ltd.	101,099	218,610
Waypoint REIT Ltd.	45,232	69,023
Whitehaven Coal Ltd.	56,322	282,341

		1,183,664

Austria-0.60%
BAWAG Group AG(a)(b)	5,277	317,105
Wienerberger AG	6,695	240,244

		557,349

Belgium-0.51%
Groupe Bruxelles Lambert N.V.	6,321	472,097

Brazil-2.55%
Vale S.A.	193,040	2,357,180

Canada-13.96%
Advantage Energy Ltd.(b)	9,582	74,907
ARC Resources Ltd.	40,244	730,271
Artis REIT(c)	4,033	19,081
Canadian Natural Resources Ltd.	55,496	4,213,955
Centerra Gold, Inc.	14,496	88,420
CI Financial Corp.	9,150	108,294
Gildan Activewear, Inc.	9,873	342,934
H&R REIT	18,492	121,140
Imperial Oil Ltd.	10,822	745,571
Interfor Corp.(b)	3,511	44,646
Linamar Corp.	2,777	131,043
MEG Energy Corp.(b)	18,319	417,489
Methanex Corp.	2,858	137,132
Nutrien Ltd.	33,297	1,759,311
Onex Corp.	4,518	321,195
Sleep Country Canada Holdings, Inc.(a)	2,009	39,965
Stelco Holdings, Inc.	2,264	65,769
Stella-Jones, Inc.	3,324	193,510
Suncor Energy, Inc.(c)	63,512	2,428,420
TFI International, Inc.	4,438	579,135
Trican Well Service Ltd.	13,939	42,410
West Fraser Timber Co. Ltd.	4,171	320,115

		12,924,713

China-0.24%
Great Wall Motor Co. Ltd., H Shares	148,546	226,773

Colombia-0.12%
Parex Resources, Inc.	6,188	108,099

Denmark-3.70%
A.P. Moller - Maersk A/S, Class B	362	528,831
D/S Norden A/S	1,603	67,886
DSV A/S(c)	11,205	1,602,837
Jyske Bank A/S	3,115	253,876
Pandora A/S	5,992	918,727
Scandinavian Tobacco Group A/S(a)	3,456	55,888

		3,428,045

	Shares	Value
Finland-4.03%
Nordea Bank Abp	210,046	$2,461,021
Sampo OYJ	31,405	1,273,346

		3,734,367

Germany-3.41%
adidas AG	10,421	2,522,698
Bilfinger SE	2,532	118,311
CANCOM SE	1,729	54,168
Scout24 SE(a)(c)	4,646	343,271
TeamViewer SE(a)(b)	8,787	116,598

		3,155,046

Hong Kong-0.10%
Bank of East Asia Ltd. (The)	76,537	96,880

Ireland-0.31%
Glanbia PLC(c)	12,624	240,808
Glenveagh Properties PLC(a)(b)	35,861	48,928

		289,736

Israel-0.15%
Plus500 Ltd.	5,270	142,667

Italy-6.78%
Anima Holding S.p.A.(a)	17,727	83,438
Eni S.p.A.	148,307	2,400,226
UniCredit S.p.A.	102,594	3,793,381

		6,277,045

Japan-14.02%
artience Co. Ltd.	3,192	59,331
Central Glass Co. Ltd.	1,729	30,764
Citizen Watch Co. Ltd.	15,363	102,313
DCM Holdings Co. Ltd.	8,803	81,728
DeNA Co. Ltd.(b)	5,862	59,453
en Japan, Inc.	2,804	46,880
ENEOS Holdings, Inc.	204,136	948,133
Geo Holdings Corp.	1,729	21,810
Glory Ltd.	3,717	67,318
Gree, Inc.	4,644	13,782
H2O Retailing Corp.	6,762	76,702
Hazama Ando Corp.	12,206	91,371
Hokkoku Financial Holdings, Inc.	1,729	55,815
Inpex Corp.	66,139	1,005,545
JAFCO Group Co. Ltd.	3,317	37,646
Japan Post Holdings Co. Ltd.	156,146	1,499,295
Kansai Paint Co. Ltd.	11,775	154,516
Kawasaki Kisen Kaisha Ltd.(c)	26,958	378,764
Marui Group Co. Ltd.	14,053	216,021
Maxell Ltd.	3,333	33,083
Morinaga & Co. Ltd.	5,830	94,397
Nikkiso Co. Ltd.	4,655	37,361
Nikon Corp.	20,101	209,613
Nippon Ceramic Co. Ltd.	1,596	27,454
Nisshinbo Holdings, Inc.	9,386	71,454
Nitto Boseki Co. Ltd.	2,385	86,843
Pan Pacific International Holdings Corp.	38,438	910,113
Renesas Electronics Corp.	109,582	1,830,371
Santen Pharmaceutical Co. Ltd.	23,028	223,088
SoftBank Group Corp.	61,744	3,105,543
Suzuken Co. Ltd.	5,242	155,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Taisei Corp.	12,426	$455,774
Takashimaya Co. Ltd.	11,348	161,172
Toho Holdings Co. Ltd.	5,181	124,220
Transcosmos, Inc.	2,383	51,714
TSI Holdings Co. Ltd.	5,608	31,360
Wacoal Holdings Corp.	3,952	86,642
Yamada Holdings Co. Ltd.	60,585	173,518
Yamaguchi Financial Group, Inc.	15,823	160,427

		12,976,630

Luxembourg-1.04%
Aperam S.A.	3,257	95,561
ArcelorMittal S.A.	34,449	868,929

		964,490

Mexico-0.26%
Grupo Elektra S.A.B. de C.V.(c)	3,733	242,235

Netherlands-0.88%
NN Group N.V.	16,884	782,608
PostNL N.V.(c)	21,566	29,170

		811,778

Singapore-0.04%
Yangzijiang Financial Holding Ltd.	144,346	33,341

South Africa-2.29%
Barloworld Ltd.	8,172	37,442
Motus Holdings Ltd.	6,482	28,790
Naspers Ltd.	9,516	1,822,487
Resilient REIT Ltd.(c)	18,686	43,889
Tiger Brands Ltd.(c)	8,863	96,730
Truworths International Ltd.	22,001	88,176

		2,117,514

South Korea-0.24%
Douzone Bizon Co. Ltd.	1,248	54,088
Genexine, Inc.(b)	2,235	12,144
Hanssem Co. Ltd.	951	38,946
Humasis Co. Ltd.(b)	8,014	10,739
SKC Co. Ltd.(b)	1,326	105,919

		221,836

Spain-7.87%
Acerinox S.A.	12,590	136,234
ACS Actividades de Construccion y Servicios S.A.	14,046	564,386
Applus Services S.A.	6,083	82,474
Banco Bilbao Vizcaya Argentaria S.A.	359,951	3,916,132
CaixaBank S.A.	257,585	1,363,894
Repsol S.A.	77,833	1,225,458

		7,288,578

Sweden-0.69%
JM AB(c)	3,083	53,200
NCC AB, Class B(c)	5,944	73,164
Trelleborg AB, Class B	14,341	513,751

		640,115

Switzerland-9.43%
Novartis AG	48,374	4,696,838
UBS Group AG(b)	152,359	4,031,786

		8,728,624

	Shares	Value
Taiwan-0.06%
FLEXium Interconnect, Inc.	20,000	$56,139

Turkey-0.14%
Arcelik A.S.	18,652	99,665
Aygaz A.S.	4,292	25,969

		125,634

United Kingdom-14.40%
abrdn PLC(c)	106,575	195,501
Balanced Commercial Property Trust Ltd.	44,965	43,804
Balfour Beatty PLC	34,166	155,637
Barclays PLC	1,013,789	2,573,109
Capricorn Energy PLC	3,840	8,174
Domino’s Pizza Group PLC	12,972	52,920
Firstgroup PLC	35,638	72,381
Forterra PLC(a)	11,751	24,219
Frasers Group PLC(b)	6,800	69,522
Grafton Group PLC	11,658	138,181
Howden Joinery Group PLC	36,939	405,178
Informa PLC	87,216	869,074
Kingfisher PLC(c)	116,096	360,662
Lloyds Banking Group PLC	3,588,217	2,331,862
M&G PLC	138,787	349,476
Man Group PLC	80,950	261,108
Melrose Industries PLC	65,597	518,944
NatWest Group PLC	411,842	1,565,115
Paragon Banking Group PLC	12,917	115,725
Pearson PLC.	45,981	560,552
Smiths Group PLC	21,758	440,268
Spectris PLC	5,828	243,008
Standard Chartered PLC	135,482	1,170,204
Travis Perkins PLC	13,448	126,797
WPP PLC	66,573	673,711

		13,325,132

United States-10.76%
BP PLC	749,349	4,882,905
Shell PLC	141,505	5,072,826

		9,955,731

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $88,344,673)		92,441,438

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.98%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,029,984	1,029,984
Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,648,430	2,649,225

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,679,616)		3,679,209

TOTAL INVESTMENTS IN SECURITIES-103.84% (Cost $92,024,289)		96,120,647
OTHER ASSETS LESS LIABILITIES-(3.84)%		(3,553,101)

NET ASSETS-100.00%		$92,567,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2024

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $1,029,412, which represented 1.11% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$489,801	$(489,801)	$-	$-	$-	$120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	854,461	7,594,416	(7,418,893)	-	-	1,029,984	21,878	*
Invesco Private Prime Fund	2,576,371	15,966,546	(15,893,481)	(407)	196	2,649,225	59,694	*

Total	$3,430,832	$24,050,763	$(23,802,175)	$(407)	$196	$3,679,209	$81,692

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024
Financials	32.83
Energy	26.56
Consumer Discretionary	9.81
Industrials	8.20
Materials	7.67
Health Care	5.64
Communication Services	5.47
Sector Types Each Less Than 3%	3.68
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco MSCI Global Timber ETF (CUT)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.04%
Austria-3.96%
Mondi PLC	106,497	$2,025,592

Brazil-6.13%
Dexco S.A.	101,295	141,298
Irani Papel e Embalagem S.A.	33,200	57,713
Klabin S.A.	177,134	787,399
Suzano S.A.	190,653	2,150,368

		3,136,778

Canada-4.32%
Canfor Corp.(a)	14,565	153,829
Cascades, Inc.	19,217	129,246
Interfor Corp.(a)	12,468	158,544
Stella-Jones, Inc.	12,504	727,933
West Fraser Timber Co. Ltd.	13,541	1,039,242

		2,208,794

Chile-1.06%
Empresas CMPC S.A.	272,672	540,724

China-0.82%
Lee & Man Paper Manufacturing Ltd.(b)	315,578	95,627
Nine Dragons Paper Holdings Ltd.(a)	392,620	174,694
Shandong Sun Paper Industry JSC Ltd., A Shares	46,200	99,207
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	13,900	51,347

		420,875

Finland-11.47%
Huhtamaki OYJ(b)	23,176	891,123
Metsa Board OYJ(b)	38,414	277,045
Stora Enso OYJ, Class R(b)	140,536	1,885,866
UPM-Kymmene OYJ	79,971	2,814,958

		5,868,992

Germany-0.20%
Mercer International, Inc.(b)	10,144	102,759

Indonesia-1.00%
PT Indah Kiat Pulp & Paper Tbk	594,660	342,862
PT Pabrik Kertas Tjiwi Kimia Tbk	349,453	168,172

		511,034

Ireland-5.13%
Smurfit Kappa Group PLC	60,248	2,625,123

Japan-3.37%
Daio Paper Corp.	20,328	146,358
Hokuetsu Corp.(b)	22,985	195,869
Nippon Paper Industries Co. Ltd.(b)	24,192	169,412
Oji Holdings Corp.	207,490	815,773
Rengo Co. Ltd.	43,387	326,715
Tokushu Tokai Paper Co. Ltd.	3,025	72,086

		1,726,213

Portugal-0.78%
Altri SGPS S.A.	18,146	100,409
Navigator Co. S.A. (The)	51,769	229,830
Semapa-Sociedade de Investimento e Gestao	4,050	68,854

		399,093

	Shares	Value
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	$0

Saudi Arabia-0.25%
Middle East Paper Co.	11,221	127,450

South Africa-0.72%
Sappi Ltd.	136,090	366,748

South Korea-0.15%
Dongwha Enterprise Co. Ltd.(a)(d)	1,937	78,904

Spain-0.24%
Ence Energia y Celulosa S.A.(b)	35,008	125,323

Sweden-6.50%
Billerud AB(b)	53,168	447,350
Holmen AB, Class B(b)	18,435	724,910
Svenska Cellulosa AB S.C.A., Class B(b)	145,704	2,151,198

		3,323,458

Switzerland-2.86%
SIG Group AG(a)(b)	72,883	1,462,190

Taiwan-1.29%
Cheng Loong Corp.	172,000	154,241
Chung Hwa Pulp Corp.	103,000	73,228
Longchen Paper & Packaging Co. Ltd.	213,000	102,045
Shihlin Paper Corp.(a)	39,000	78,570
YFY, Inc.	266,000	253,649

		661,733

Thailand-0.52%
SCG Packaging PCL, NVDR	304,551	267,078

United Kingdom-2.82%
DS Smith PLC	328,397	1,440,854

United States-45.45%
Amcor PLC	274,184	2,451,205
Avery Dennison Corp.	11,916	2,589,109
Clearwater Paper Corp.(a)	4,284	192,951
Graphic Packaging Holding Co.	73,503	1,900,053
International Paper Co.	69,559	2,430,391
Louisiana-Pacific Corp.	15,759	1,153,401
Packaging Corp. of America	14,833	2,565,812
Pactiv Evergreen, Inc.	10,891	165,979
PotlatchDeltic Corp.	18,703	748,307
Ranpak Holdings Corp.(a)(b)	10,693	77,417
Rayonier, Inc.(b)	33,453	992,216
Resolute Forest Products, Inc.(a)(d)	13,637	19,365
Sealed Air Corp.	34,697	1,092,262
Sonoco Products Co.	23,526	1,318,632
Sylvamo Corp.(b)	9,107	569,188
WestRock Co.	57,040	2,735,638
Weyerhaeuser Co.	74,559	2,249,445

		23,251,371

Total Common Stocks & Other Equity Interests (Cost $48,710,965)		50,671,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Exchange-Traded Funds-0.79%
India-0.79%
Invesco India ETF(b)(e) (Cost $384,570)	14,891	$404,142

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $49,095,535)		51,075,228

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.20%
Invesco Private Government Fund, 5.29%(e)(f)(g)	2,176,915	2,176,915

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	5,596,689	$5,598,368

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,776,027)		7,775,283

TOTAL INVESTMENTS IN SECURITIES-115.03% (Cost $56,871,562)		58,850,511
OTHER ASSETS LESS LIABILITIES-(15.03)%		(7,687,958)

NET ASSETS-100.00%		$51,162,553

Investment Abbreviations:

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Value April 30, 2024	Dividend Income
Invesco India ETF	$341,676	$87,732	$(84,764)	$59,167	$11,332		$404,142	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,481,499	(1,481,499)	-	-		-	1,323
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,727,307	9,868,055	(11,418,447)	-	-		2,176,915	78,562	*
Invesco Private Prime Fund	9,241,907	24,181,559	(27,826,664)	(840)	2,406		5,598,368	209,099	*

Total	$13,310,890	$35,618,845	$(40,811,374)	$58,327	$13,738	**	$8,179,425	$288,984

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$11,001

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Materials	91.24
Real Estate	7.80
Exchange-Traded Fund	0.79
Money Market Funds Plus Other Assets Less Liabilities	0.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Green Building ETF (GBLD)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-97.94%
Australia-2.39%
Centuria Office REIT	10,080	$7,756
Cromwell Property Group	32,864	8,643
Growthpoint Properties Australia Ltd.	6,261	9,717
Vicinity Ltd.	86,623	108,279

		134,395

Austria-0.49%
CA Immobilien Anlagen AG	845	27,557

Canada-1.24%
First Capital REIT	2,428	26,121
RioCan REIT(a)	3,459	43,909

		70,030

China-0.15%
Guangzhou R&F Properties Co. Ltd., H Shares(b)	36,358	4,463
SOHO China Ltd.(b)	38,170	3,709

		8,172

Finland-0.14%
Citycon OYJ	1,901	7,801

France-10.14%
Carmila S.A.	1,699	28,631
Covivio S.A.	1,118	56,017
Gecina S.A.	1,039	106,651
Klepierre S.A.	4,850	130,995
Mercialys S.A.(a)	2,295	24,932
Unibail-Rodamco-Westfield SE(a)(b)	2,668	223,885

		571,111

Hong Kong-3.09%
Fortune REIT	38,772	19,135
Henderson Land Development Co. Ltd.	31,467	95,755
Swire Properties Ltd.	25,278	52,681
Yuexiu REIT	55,757	6,202

		173,773

Japan-30.54%
Activia Properties, Inc.	17	42,401
Advance Logistics Investment Corp.	16	12,384
AEON REIT Investment Corp.	40	35,103
CRE Logistics REIT, Inc.	15	14,412
Daiwa House Industry Co. Ltd.	13,193	372,236
Daiwa House REIT Investment Corp.	52	87,600
Daiwa Office Investment Corp.	7	25,622
Frontier Real Estate Investment Corp.	12	35,001
Fukuoka REIT Corp.	17	18,333
Global One Real Estate Investment Corp.	26	17,745
GLP J-Reit	106	86,557
Hulic Reit, Inc.	31	29,726
Isetan Mitsukoshi Holdings Ltd.	6,697	94,583
Japan Excellent, Inc.	28	22,953
Japan Logistics Fund, Inc.	21	37,539
Japan Metropolitan Fund Investment Corp.	157	95,179
Japan Prime Realty Investment Corp.	19	41,292
Japan Real Estate Investment Corp.	29	98,777
LaSalle Logiport REIT	43	43,255
Mitsubishi Estate Logistics REIT Investment Corp.	11	28,275
Mori Hills REIT Investment Corp.	37	32,306

	Shares	Value
Japan-(continued)
Nippon Building Fund, Inc.	35	$134,115
Nippon Prologis REIT, Inc.	50	86,614
Nomura Real Estate Master Fund, Inc.	96	91,995
One REIT, Inc.	6	10,131
ORIX JREIT, Inc.	59	62,425
Sekisui House REIT, Inc.	95	48,899
SOSiLA Logistics REIT, Inc.	19	15,008

		1,720,466

Netherlands-0.63%
Eurocommercial Properties N.V.	1,023	23,408
Wereldhave N.V.	866	12,093

		35,501

Singapore-10.91%
CapitaLand Ascendas REIT	84,404	160,917
CapitaLand India Trust	36,088	26,462
CapitaLand Integrated Commercial Trust	120,322	172,928
City Developments Ltd.	10,716	48,325
Digital Core REIT Management Pte. Ltd.	21,010	12,816
Frasers Centrepoint Trust	24,903	39,626
Frasers Logistics & Commercial Trust(a)(c)	68,238	49,787
Keppel REIT	58,111	37,498
Lendlease Global Commercial REIT	43,238	17,279
Mapletree Pan Asia Commercial Trust	52,608	48,606

		614,244

South Africa-0.57%
Redefine Properties Ltd.	153,358	32,242

Spain-2.35%
Inmobiliaria Colonial SOCIMI S.A.	5,960	35,018
Lar Espana Real Estate SOCIMI S.A.	1,317	9,618
Merlin Properties SOCIMI S.A.	7,385	83,781
Neinor Homes S.A.(c)	372	4,177

		132,594

Sweden-1.23%
Atrium Ljungberg AB, Class B	1,153	20,527
Fabege AB	5,099	39,627
Platzer Fastigheter Holding AB, Class B	1,129	9,268

		69,422

United Kingdom-6.42%
Berkeley Group Holdings PLC (The)	2,344	138,358
Crest Nicholson Holdings PLC	4,918	11,448
Land Securities Group PLC	15,988	130,226
Tritax Big Box REIT PLC	43,109	81,832

		361,864

United States-27.65%
Alexandria Real Estate Equities, Inc.(a)	3,718	430,805
American Assets Trust, Inc.	1,183	25,257
Beazer Homes USA, Inc.(b)	594	16,650
Boston Properties, Inc.(a)	3,375	208,879
Brandywine Realty Trust(a)	3,833	17,402
Cousins Properties, Inc.(a)	3,424	78,546
Douglas Emmett, Inc.(a)	3,767	51,646
Empire State Realty Trust, Inc., Class A(a)	3,124	28,428
Equity Commonwealth(b)	2,920	54,662
Highwoods Properties, Inc.(a)	2,385	62,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
United States-(continued)
Hudson Pacific Properties, Inc.(a)	2,797	$16,223
JBG SMITH Properties, (Acquired 04/20/2021 - 01/08/2024; Cost $58,620)(d)	2,227	33,427
KB Home	1,729	111,970
Kilroy Realty Corp.(a)	2,502	84,568
Meritage Homes Corp.	808	133,918
Paramount Group, Inc.	3,691	17,126
Piedmont Office Realty Trust, Inc., Class A	2,797	19,271
SL Green Realty Corp.	1,439	71,705
Vornado Realty Trust(a)	3,625	94,359

		1,557,329

Total Common Stocks & Other Equity Interests (Cost $7,057,476)		5,516,501

Exchange-Traded Funds-1.53%
India-1.53%
Invesco India ETF(e) (Cost $81,828)	3,175	86,170

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $7,139,304)		5,602,671

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.14%
Invesco Private Government Fund, 5.29%(e)(f)(g)	207,255	$207,255
Invesco Private Prime Fund, 5.46%(e)(f)(g)	532,928	533,088

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $740,379)		740,343

TOTAL INVESTMENTS IN SECURITIES-112.61% (Cost $7,879,683)		6,343,014
OTHER ASSETS LESS LIABILITIES-(12.61)%		(710,256)

NET ASSETS-100.00%		$5,632,758

Investment Abbreviations:

ETF-Exchange-Traded Fund

REIT-Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $53,964, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Invesco India ETF	$ 57,331	$ 55,688	$ (37,372)	$5,788	$6,407	$ 86,170	$ -
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	346,630	(346,630)	-	-	-	256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2024

(Unaudited)

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$360,532	$2,281,718	$(2,434,995)	$-	$-	$207,255	$7,632	*
Invesco Private Prime Fund	927,328	5,074,913	(5,469,285)	(56)	188	533,088	20,831	*

Total	$1,345,191	$7,758,949	$(8,288,282)	$5,732	$6,595 **	$826,513	$28,719

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$1,672

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Real Estate	88.86
Consumer Discretionary	9.08
Exchange-Traded Fund	1.53
Money Market Funds Plus Other Assets Less Liabilities	0.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P Global Water Index ETF (CGW)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Austria-1.02%
Wienerberger AG	272,716	$9,786,154

Brazil-4.31%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,943,000	30,297,170
Cia de Saneamento de Minas Gerais COPASA MG	1,075,900	4,064,386
Cia de Saneamento do Parana, Series CPO	1,415,300	7,025,847

		41,387,403

Canada-2.85%
Stantec, Inc.	343,017	27,366,957

China-1.37%
Beijing Capital Eco-environment Protection
Group Co. Ltd., A Shares	3,894,500	1,559,628
Beijing Enterprises Water Group Ltd.(a)	20,479,378	5,184,520
Beijing Originwater Technology Co. Ltd., A Shares	2,622,200	1,774,326
Chengdu Xingrong Environment Co. Ltd., A Shares	1,858,200	1,829,589
China Lesso Group Holdings Ltd.	2,387,219	1,007,240
Chongqing Water Group Co. Ltd., A Shares	863,700	607,089
Jingjin Equipment, Inc., A Shares	79,100	253,635
Xi’An Shaangu Power Co. Ltd., A Shares	140,600	170,471
Zhongshan Public Utilities Group Co. Ltd., A Shares	698,400	745,513

		13,132,011

Italy-0.75%
Interpump Group S.p.A.(a)	163,286	7,172,307

Japan-2.96%
Kurita Water Industries Ltd.	457,784	18,312,524
Nomura Micro Science Co. Ltd.(a)	139,063	4,533,366
Organo Corp.	119,565	5,584,487

		28,430,377

Mexico-0.35%
Orbia Advance Corp. S.A.B. de C.V.	2,020,091	3,336,289

Netherlands-0.99%
Aalberts N.V.	197,630	9,492,314

Saudi Arabia-4.74%
ACWA Power Co.	383,303	40,879,121
Power and Water Utility Co. for Jubail and Yanbu	271,346	4,702,578

		45,581,699

South Korea-0.49%
Coway Co. Ltd.	117,621	4,740,243

Switzerland-6.61%
Belimo Holding AG(a)	20,582	9,573,441
Geberit AG(a)	67,990	36,591,467
Georg Fischer AG	173,723	12,217,340
Sulzer AG	41,994	5,109,884

		63,492,132

Taiwan-0.26%
Kuo Toong International Co. Ltd.	978,000	2,507,923

	Shares	Value
Thailand-0.24%
Amata Corp. PCL, NVDR	3,821,637	$2,340,830

United Kingdom-11.47%
Pennon Group PLC	1,504,059	12,533,425
Severn Trent PLC(a)	1,558,300	48,136,781
United Utilities Group PLC(a)	3,788,632	49,550,461

		110,220,667

United States-61.50%
Advanced Drainage Systems, Inc.	287,202	45,090,714
American States Water Co.	211,382	14,974,301
American Water Works Co., Inc.	628,309	76,854,757
Badger Meter, Inc.(a)	128,409	23,488,574
California Water Service Group	320,287	15,732,497
Consolidated Water Co. Ltd.(a)	77,229	1,965,478
Core & Main, Inc., Class A(b)	552,160	31,180,475
Ecolab, Inc.	173,222	39,174,155
Energy Recovery, Inc.(b)	199,725	2,975,903
Essential Utilities, Inc.	1,035,487	37,878,114
Franklin Electric Co., Inc.	181,092	17,433,727
Hawkins, Inc.(a)	52,649	3,989,215
Lindsay Corp.(a)	47,870	5,560,101
Middlesex Water Co.(a)	94,366	4,786,244
Montrose Environmental Group, Inc.(a)(b)	71,196	3,091,330
Mueller Water Products, Inc., Class A	677,300	10,728,432
Pentair PLC	348,613	27,571,802
Select Water Solutions, Inc., Class A	462,432	4,272,872
SJW Group	163,558	8,905,733
Tetra Tech, Inc.	150,356	29,277,320
TETRA Technologies, Inc.(a)(b)	317,787	1,363,306
Valmont Industries, Inc.	44,589	9,131,827
Veralto Corp.	650,922	60,978,373
Watts Water Technologies, Inc., Class A	87,308	17,327,146
Xylem, Inc.	595,373	77,815,251
Zurn Elkay Water Solutions Corp.(a)	614,303	19,215,398

		590,763,045

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $783,552,015)		959,750,351

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.66%
Invesco Private Government Fund, 5.29%(c)(d)(e)	4,457,350	4,457,350
Invesco Private Prime Fund, 5.46%(c)(d)(e)	11,452,558	11,455,994

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,913,710)		15,913,344

TOTAL INVESTMENTS IN SECURITIES-101.57% (Cost $799,465,725)		975,663,695
OTHER ASSETS LESS LIABILITIES-(1.57)%		(15,038,067)

NET ASSETS-100.00%		$960,625,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P Global Water Index ETF (CGW)–(continued)

April 30, 2024

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Notes	to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	October 31, 2023	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2024	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,831,525	$(18,831,525)	$-	$-	$-	$14,667
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,786,794	44,478,157	(47,807,601)	-	-	4,457,350	123,973	*
Invesco Private Prime Fund	20,028,606	79,832,756	(88,403,864)	(1,343)	(161)	11,455,994	340,477	*

Total	$27,815,400	$143,142,438	$(155,042,990)	$(1,343)	$(161)	$15,913,344	$479,117

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Water Utilities	33.58
Machinery	23.12
Building Products	11.61
Commercial Services & Supplies	9.90
Chemicals	4.85
Independent Power and Renewable Electricity Producers	4.25
Construction & Engineering	4.06
Trading Companies & Distributors	3.25
Industry Types Each Less Than 3%	5.29
Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-4.92%
BHP Group Ltd.	205,580	$5,744,222
Cochlear Ltd.	2,676	564,914
Coles Group Ltd.	53,726	565,867
Fortescue Ltd.	82,176	1,390,054
IGO Ltd.	39,447	202,614
JB Hi-Fi Ltd.	6,264	248,323
Medibank Pvt. Ltd.	152,504	352,541
Pilbara Minerals Ltd.(a)	254,154	670,042
Pro Medicus Ltd.	3,507	253,711
REA Group Ltd.(a)	2,465	287,540
SEEK Ltd.	16,063	253,149
Wesfarmers Ltd.	57,584	2,497,424
Whitehaven Coal Ltd.	70,578	353,806
Yancoal Australia Ltd.(a)(b)	39,935	143,921

		13,528,128

Austria-0.17%
ANDRITZ AG	3,486	191,589
Verbund AG	3,454	264,432

		456,021

Belgium-0.05%
Ackermans & van Haaren N.V.	835	144,191

Cameroon-0.06%
Golar LNG Ltd.	6,149	150,773

Canada-7.08%
ARC Resources Ltd.	34,250	621,503
Brookfield Asset Management Ltd., Class A	17,479	669,084
Canadian National Railway Co.	24,194	2,942,516
Canadian Natural Resources Ltd.	55,349	4,202,793
Cenovus Energy, Inc.	64,187	1,321,257
CGI, Inc., Class A(c)	8,955	909,221
iA Financial Corp., Inc.	4,230	256,968
Imperial Oil Ltd.	9,663	665,723
Manulife Financial Corp.	100,941	2,359,221
Sun Life Financial, Inc.	24,400	1,248,372
Suncor Energy, Inc.	64,977	2,484,435
TFI International, Inc.	3,582	467,432
Thomson Reuters Corp.	6,897	1,043,850
Toromont Industries Ltd.	3,031	277,982

		19,470,357

China-1.01%
Budweiser Brewing Co. APAC Ltd.(b)	77,603	109,144
Chow Tai Fook Jewellery Group Ltd.	99,815	137,320
ENN Energy Holdings Ltd.	32,936	284,882
Prosus N.V.(c)	66,259	2,232,404

		2,763,750

Denmark-6.97%
Carlsberg A/S, Class B	5,329	720,582
DSV A/S(a)	7,636	1,092,304
Novo Nordisk A/S, Class B(a)	130,550	16,892,977
Novozymes A/S, Class B	7,842	436,882

		19,142,745

Finland-0.73%
Elisa OYJ	7,001	316,800

	Shares	Value
Finland-(continued)
Kone OYJ, Class B	28,039	$1,373,117
Metso OYJ(a)	28,889	329,746

		2,019,663

France-13.45%
Airbus SE	30,221	4,998,302
Bollore SE	36,173	235,936
Bureau Veritas S.A.	12,078	354,113
Christian Dior SE	173	135,128
Hermes International S.C.A.	1,785	4,296,286
L’Oreal S.A.	9,207	4,328,174
LVMH Moet Hennessy Louis Vuitton SE	11,489	9,513,209
Safran S.A.	21,491	4,692,366
Thales S.A.	3,792	640,424
TotalEnergies SE	106,013	7,774,982

		36,968,920

Germany-3.33%
BioNTech SE, ADR(a)(c)	4,693	416,832
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	5,727	512,545
Hannover Rueck SE	2,455	610,053
SAP SE	41,920	7,606,460

		9,145,890

Hong Kong-1.24%
CK Infrastructure Holdings Ltd.	26,460	149,872
Hong Kong Exchanges & Clearing Ltd.	67,503	2,171,502
Prudential PLC	124,487	1,092,695

		3,414,069

Israel-0.44%
Check Point Software Technologies Ltd.(c)	5,542	828,086
First International Bank of Israel Ltd. (The)	3,243	129,548
Perion Network Ltd.(c)	4,661	58,682
Plus500 Ltd.	6,631	179,511

		1,195,827

Italy-1.57%
Ferrari N.V.	7,018	2,905,549
FinecoBank Banca Fineco S.p.A.	31,145	480,878
Prada S.p.A.	23,670	194,597
Ryanair Holdings PLC, ADR(a)	5,468	744,742

		4,325,766

Japan-10.59%
ANA Holdings, Inc.	6,221	118,597
Azbil Corp.	5,236	147,299
BayCurrent Consulting, Inc.	9,091	194,801
Calbee, Inc.	6,588	144,432
Capcom Co. Ltd.	13,974	232,789
COMSYS Holdings Corp.	5,747	134,760
Daito Trust Construction Co. Ltd.	2,725	292,907
Disco Corp.	4,321	1,257,597
Fancl Corp.	8,113	94,991
GOLDWIN, Inc.	2,037	124,267
Hamamatsu Photonics K.K.	5,947	219,604
Hirose Electric Co. Ltd.	1,244	132,610
Hitachi Ltd.	41,499	3,855,466
Hoya Corp.	15,079	1,769,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Japan Exchange Group, Inc.	23,055	$543,100
JGC Holdings Corp.	11,375	109,980
Kakaku.com, Inc.	10,765	124,742
Kansai Paint Co. Ltd.	10,198	133,822
Kobayashi Pharmaceutical Co. Ltd.	2,820	100,281
Kobe Bussan Co. Ltd.	5,473	119,118
Koei Tecmo Holdings Co. Ltd.(a)	10,609	99,439
Lasertec Corp.(a)	4,445	977,327
Marubeni Corp.	65,042	1,167,214
Mitsubishi Motors Corp.	39,019	123,579
Nexon Co. Ltd.	18,379	288,652
Nintendo Co. Ltd.(a)	50,720	2,488,218
Nissan Chemical Corp.	5,270	180,908
Nisshin Seifun Group, Inc.	10,846	141,705
NOF Corp.	9,584	129,297
Nomura Research Institute Ltd.	18,426	449,043
NS Solutions Corp.	4,077	133,426
OBIC Business Consultants Co. Ltd.	2,740	112,933
OBIC Co. Ltd.	2,740	354,503
Olympus Corp.	56,732	793,307
Ono Pharmaceutical Co. Ltd.(a)	18,395	266,050
Persol Holdings Co. Ltd.	89,253	124,324
Rakus Co. Ltd.	7,106	72,905
Recruit Holdings Co. Ltd.	72,932	3,198,784
Sanrio Co. Ltd.	9,478	160,782
Santen Pharmaceutical Co. Ltd.	15,471	149,878
SCREEN Holdings Co. Ltd.	4,288	452,057
Sega Sammy Holdings, Inc.	8,969	118,264
SG Holdings Co. Ltd.	26,438	309,884
Shinko Electric Industries Co. Ltd.	3,594	127,668
Shionogi & Co. Ltd.	11,205	525,058
SHO-BOND Holdings Co. Ltd.	3,151	122,123
Square Enix Holdings Co. Ltd.	3,675	133,534
TBS Holdings, Inc.(a)	6,321	165,652
TechnoPro Holdings, Inc.	5,473	93,903
TIS, Inc.	9,857	211,465
Tokyo Electron Ltd.	23,616	5,270,511
USS Co. Ltd.	20,023	153,451
ZOZO, Inc.	7,124	154,146

		29,100,982

Netherlands-8.32%
Adyen N.V.(b)(c)	1,440	1,740,192
ASML Holding N.V.	18,306	16,299,020
EXOR N.V.	4,172	458,136
Koninklijke KPN N.V.	170,142	619,999
Universal Music Group N.V.(a)	48,860	1,447,147
Wolters Kluwer N.V.	15,384	2,315,246

		22,879,740

New Zealand-0.25%
Fisher & Paykel Healthcare Corp. Ltd.	22,713	382,649
Spark New Zealand Ltd.	107,501	303,437

		686,086

Norway-0.79%
Equinor ASA	50,325	1,358,538
Gjensidige Forsikring ASA	10,425	168,225
Schibsted ASA, Class A	5,075	145,640

	Shares	Value
Norway-(continued)
Telenor ASA	31,723	$366,382
Var Energi ASA	44,082	144,815

		2,183,600

Portugal-0.27%
Galp Energia SGPS S.A.	22,337	482,454
Jeronimo Martins SGPS S.A.	12,145	251,280

		733,734

Singapore-0.64%
Genting Singapore Ltd.	221,653	148,717
Keppel Ltd.	83,746	422,491
Singapore Airlines Ltd.(a)	61,495	294,906
Singapore Exchange Ltd.	51,186	351,311
Singapore Telecommunications Ltd.	311,670	543,923

		1,761,348

South Korea-1.22%
Alteogen, Inc.(c)	2,287	292,721
BGF retail Co. Ltd.	1,233	116,957
Cheil Worldwide, Inc.	8,335	114,100
F&F Co. Ltd.	2,073	98,843
Hanmi Semiconductor Co. Ltd.	3,937	384,556
Hansol Chemical Co. Ltd.	805	112,878
Hanwha Aerospace Co. Ltd.	1,342	205,364
Hyundai Autoever Corp.	953	106,188
Hyundai Rotem Co. Ltd.	5,629	151,915
JYP Entertainment Corp.	1,979	95,506
Kia Corp.	10,961	935,821
Korea Aerospace Industries Ltd.	3,507	131,440
KT&G Corp.	4,200	271,674
NCSoft Corp.	640	81,545
Orion Corp.	1,452	97,598
Samsung Engineering Co. Ltd.(c)	7,742	148,163

		3,345,269

Spain-1.55%
Aena SME S.A.(a)(b)	2,840	521,093
Amadeus IT Group S.A.	18,810	1,201,929
Industria de Diseno Textil S.A.(a)	55,551	2,545,202

		4,268,224

Sweden-1.33%
Axfood AB	4,921	127,958
Evolution AB(b)	8,420	945,110
Fortnox AB	24,180	144,033
Industrivarden AB, Class C(a)	7,722	251,094
Investor AB, Class B	79,359	1,969,171
Tele2 AB, Class B(a)	23,725	222,856

		3,660,222

Switzerland-13.94%
ABB Ltd.	85,814	4,200,175
Chocoladefabriken Lindt & Spruengli AG, PC(a)	52	601,559
Cie Financiere Richemont S.A.(a)	21,001	2,928,668
DSM-Firmenich AG	9,068	1,024,863
EMS-Chemie Holding AG	394	316,609
Geberit AG(a)	2,097	1,128,582
Kuehne + Nagel International AG, Class R(a)	4,077	1,083,318
Nestle S.A.	112,682	11,327,788
Novartis AG	102,101	9,913,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Switzerland-(continued)
Partners Group Holding AG	1,760	$2,282,637
Sonova Holding AG, Class A	2,207	614,586
Zurich Insurance Group AG	5,970	2,891,429

		38,313,635

United Kingdom-10.02%
3i Group PLC	52,293	1,883,169
Admiral Group PLC	15,946	544,894
Auto Trader Group PLC(b)	41,465	362,612
B&M European Value Retail S.A.	48,313	313,970
Burberry Group PLC	17,258	248,619
Centrica PLC	415,931	666,375
Coca-Cola Europacific Partners PLC	9,145	658,623
Diageo PLC	121,841	4,234,396
Imperial Brands PLC	36,822	843,061
National Grid PLC	143,421	1,882,049
Next PLC	6,879	775,909
Reckitt Benckiser Group PLC	30,244	1,692,035
RELX PLC	100,874	4,172,003
Rightmove PLC	55,988	361,043
Smiths Group PLC	13,557	274,323
St. James’s Place PLC	30,683	167,356
Tesco PLC	280,977	1,042,460
Unilever PLC	139,254	7,218,797
Wise PLC, Class A(c)	19,797	192,485

		27,534,179

United States-10.01%
BP PLC	1,056,837	6,886,557

	Shares	Value
United States-(continued)
GSK PLC	295,157	$6,183,094
Holcim AG	24,368	2,050,616
Oracle Corp.	2,326	175,819
Roche Holding AG	42,066	10,118,039
Stellantis N.V.	93,956	2,097,657

		27,511,782

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $247,202,909)		274,704,901

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.27%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,824,105	4,824,105
Invesco Private Prime Fund, 5.46%(d)(e)(f)	12,404,042	12,407,763

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,232,948)		17,231,868

TOTAL INVESTMENTS IN SECURITIES-106.22% (Cost $264,435,857)		291,936,769
OTHER ASSETS LESS LIABILITIES-(6.22)%		(17,089,541)

NET ASSETS-100.00%		$274,847,228

Investment Abbreviations:

ADR-American Depositary Receipt

PC-Participation Certificate

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2024.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $4,334,617, which represented 1.58% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,269,808	$(1,269,808)	$-	$-	$-	$1,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2024

(Unaudited)

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,488,540	$21,288,221	$(17,952,656)	$-	$-	$4,824,105	$56,604	*
Invesco Private Prime Fund	3,828,581	46,911,696	(38,332,298)	(1,137)	921	12,407,763	144,878	*

Total	$5,317,121	$69,469,725	$(57,554,762)	$(1,137)	$921	$17,231,868	$202,504

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2024

Health Care	17.88
Industrials	15.93
Information Technology	13.23
Consumer Discretionary	13.01
Consumer Staples	12.66
Energy	9.67
Financials	8.37
Materials	4.51
Communication Services	3.40
Sector Types Each Less Than 3%	1.29
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Statements of Assets and Liabilities

April 30, 2024

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Assets:
Unaffiliated investments in securities, at value(a)	$646,601,908	$123,222,257	$127,342,477	$1,683,837,821
Affiliated investments in securities, at value	28,899,543	11,561,900	949,123	152,745,493
Cash	14,428	-	-	-
Foreign currencies, at value	456	203,506	26,683	968,504
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends	316,653	293,620	188,006	8,018,048
Securities lending	13,309	3,699	-	63,859
Investments sold	-	68	-	13,209
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	-	-
Foreign tax reclaims	-	357,983	-	2,378,614
Other assets	-	-	-	-

Total assets	675,846,297	135,643,033	128,506,289	1,848,025,548

Liabilities:
Due to custodian	-	332,585	-	741,715
Payable for:
Investments purchased	-	-	-	2,321,250
Investments purchased - affiliated broker	-	-	-	227,644
Collateral upon return of securities loaned	28,902,455	11,562,908	806,352	152,758,049
Collateral upon receipt of securities in-kind	-	-	-	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	323,760	81,566	97,263	623,891
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	-

Total liabilities	29,226,215	11,977,059	903,615	156,672,549

Net Assets	$646,620,082	$123,665,974	$127,602,674	$1,691,352,999

Net assets consist of:
Shares of beneficial interest	$1,560,749,951	$267,853,363	$253,791,636	$1,607,907,471
Distributable earnings (loss)	(914,129,869)	(144,187,389)	(126,188,962)	83,445,528

Net Assets	$646,620,082	$123,665,974	$127,602,674	$1,691,352,999

Shares outstanding (unlimited amount authorized, $0.01par value)	18,950,000	3,700,000	6,000,000	34,600,000
Net asset value	$34.12	$33.42	$21.27	$48.88

Market price	$33.65	$33.20	$21.01	$48.58

Unaffiliated investments in securities, at cost	$734,264,674	$106,417,339	$106,507,561	$1,448,298,234

Affiliated investments in securities, at cost	$28,902,455	$11,562,908	$949,178	$152,758,049

Foreign currencies, at cost	$456	$207,701	$26,682	$970,829

(a)Includes securities on loan with an aggregate value of:	$26,176,120	$10,781,645	$738,719	$141,411,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)

$498,957,149	$1,243,251,361	$117,114,327	$280,485,901	$92,441,438	$50,671,086	$5,516,501
85,241,098	40,718,490	38,692,253	41,270,182	3,679,209	8,179,425	826,513
-	-	-	-	-	-	-
560,171	3,911,384	49,993	6,636	180,924	50,086	328
-	-	-	-	91,956	-	-
2,942,389	9,481,888	56,610	728,012	367,398	184,618	34,583
77,433	19,120	86,989	9,245	2,448	5,143	318
373	-	-	-	2,562,174	431,874	1
-	-	-	-	20,420	-	-
-	-	-	-	87,165	774	-
393,189	-	48,272	191,893	107,256	137,843	326
-	2,009	-	-	-	7,746	-

588,171,802	1,297,384,252	156,048,444	322,691,869	99,540,388	59,668,595	6,378,570

393,515	3,045,731	7,105	-	118,913	242,927	3,685
119,027	4,647,583	-	267,653	2,984,289	-	-
-	-	-	-	49,884	-	-
85,253,025	31,908,364	38,697,509	41,185,075	3,679,616	7,776,027	740,379
-	-	-	-	91,956	-	-
-	-	-	-	10,792	431,811	-
203,135	489,162	72,509	175,307	37,392	-	1,748
-	-	-	-	-	17,773	-
-	-	-	-	-	9,712	-
-	-	-	-	-	27,792	-
-	6,401,986	-	-	-	-	-
-	5,433,706	-	-	-	-	-

85,968,702	51,926,532	38,777,123	41,628,035	6,972,842	8,506,042	745,812

$502,203,100	$1,245,457,720	$117,271,321	$281,063,834	$92,567,546	$51,162,553	$5,632,758

$577,882,424	$1,480,982,106	$410,087,761	$284,524,285	$149,965,103	$67,626,046	$8,189,898
(75,679,324)	(235,524,386)	(292,816,440)	(3,460,451)	(57,397,557)	(16,463,493)	(2,557,140)

$502,203,100	$1,245,457,720	$117,271,321	$281,063,834	$92,567,546	$51,162,553	$5,632,758

15,550,000	62,450,000	8,625,000	6,900,000	2,350,000	1,600,000	350,001
$32.30	$19.94	$13.60	$40.73	$39.39	$31.98	$16.09

$31.99	$19.76	$13.48	$40.65	$39.29	$31.96	$16.01

$493,563,781	$1,170,371,564	$166,754,467	$220,150,549	$88,344,673	$48,710,965	$7,057,476

$85,253,025	$40,721,050	$38,697,509	$41,272,132	$3,679,616	$8,160,597	$822,207

$562,907	$3,918,446	$50,744	$6,736	$181,176	$50,108	$330

$77,654,551	$29,051,134	$36,042,962	$32,054,982	$3,094,914	$7,278,284	$705,008

67

Statements of Assets and Liabilities–(continued)

April 30, 2024

(Unaudited)

	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$959,750,351	$274,704,901
Affiliated investments in securities, at value	15,913,344	17,231,868
Cash	-	-
Foreign currencies, at value	505,164	78,370
Cash segregated as collateral	-	-
Receivable for:
Dividends	916,611	517,277
Securities lending	2,386	2,115
Investments sold	-	131
Investments sold - affiliated broker	-	-
Fund shares sold	-	-
Foreign tax reclaims	1,479,361	610,493
Other assets	-	-

Total assets	978,567,217	293,145,155

Liabilities:
Due to custodian	1,448,790	661,340
Payable for:
Investments purchased	-	339,392
Investments purchased - affiliated broker	-	-
Collateral upon return of securities loaned	15,913,710	17,232,948
Collateral upon receipt of securities in-kind	-	-
Fund shares repurchased	-	-
Accrued unitary management fees	-	64,247
Accrued advisory fees	396,922	-
Accrued trustees’ and officer’s fees	20,009	-
Accrued expenses	162,158	-
Accrued tax expenses	-	-
Other payables	-	-

Total liabilities	17,941,589	18,297,927

Net Assets	$960,625,628	$274,847,228

Net assets consist of:
Shares of beneficial interest	$784,664,114	$272,619,661
Distributable earnings	175,961,514	2,227,567

Net Assets	$960,625,628	$274,847,228

Shares outstanding (unlimited amount authorized, $0.01 par value)	17,480,000	9,350,000
Net asset value	$54.96	$29.40

Market price	$54.83	$29.28

Unaffiliated investments in securities, at cost	$783,552,015	$247,202,909

Affiliated investments in securities, at cost	$15,913,710	$17,232,948

Foreign currencies, at cost	$509,685	$78,369

(a)Includes securities on loan with an aggregate value of:	$13,239,455	$16,374,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Statements of Operations

For the six months ended April 30, 2024

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Investment income:
Unaffiliated dividend income	$894,112	$1,333,569	$1,461,207	$32,259,191	$8,484,940
Affiliated dividend income	41,436	1,320	1,075	12,863	4,045
Securities lending income, net	93,474	16,236	15,351	359,686	327,145
Foreign withholding tax	(28,756)	(155,314)	(137,349)	(3,318,103)	(917,732)

Total investment income	1,000,266	1,195,811	1,340,284	29,313,637	7,898,398

Expenses:
Unitary management fees	2,088,291	501,988	577,299	3,701,247	1,244,223
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-

Total expenses	2,088,291	501,988	577,299	3,701,247	1,244,223

Less: Waivers	(798)	(24)	(47)	(244)	(77)

Net expenses	2,087,493	501,964	577,252	3,701,003	1,244,146

Net investment income (loss)	(1,087,227)	693,847	763,032	25,612,634	6,654,252

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(45,417,581)	3,319,138	4,324,757	14,890,718	1,473,620
Affiliated investment securities	18,278	2,076	1,177	25,191	22,007
In-kind redemptions	1,918,955	3,343,514	1,489,228	18,480,111	5,877,448
Foreign currencies	(128,016)	(42,192)	(43,489)	(30,317)	(44,067)
Distributions of underlying fund shares	-	-	-	-	-

Net realized gain (loss)	(43,608,364)	6,622,536	5,771,673	33,365,703	7,329,008

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	43,684,208	17,535,827	18,660,502	216,559,573	60,227,131
Affiliated investment securities	(2,850)	(1,014)	(129)	(14,812)	(14,772)
Foreign currencies	-	(4,419)	835	(105,557)	(41,784)

Change in net unrealized appreciation	43,681,358	17,530,394	18,661,208	216,439,204	60,170,575

Net realized and unrealized gain	72,994	24,152,930	24,432,881	249,804,907	67,499,583

Net increase (decrease) in net assets resulting from operations	$(1,014,233)	$24,846,777	$25,195,913	$275,417,541	$74,153,835

(a)	Net of foreign taxes of $4,722,399.
(b)	Net of foreign taxes of $(2,730,490).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$18,462,354	$524,450	$2,154,564	$1,922,517	$1,130,201	$134,678	$9,076,822	$4,080,705
101,245	2,015	832	120	1,323	256	14,667	1,022
90,734	456,398	27,716	10,660	19,552	1,841	15,890	14,984
(1,230,555)	(72,742)	(149,725)	(172,335)	(37,564)	(12,272)	(364,526)	(478,489)

17,423,778	910,121	2,033,387	1,760,962	1,113,512	124,503	8,742,853	3,618,222

2,896,795	489,678	1,026,088	198,146	-	12,302	-	338,908
-	-	-	-	134,750	-	2,347,513	-
-	-	-	-	51,480	-	193,542	-
-	-	-	-	7,547	-	34,962	-
-	-	-	-	16,952	-	35,668	-
-	-	-	-	5,721	-	10,409	-
-	-	-	-	846	-	-	-
-	-	-	-	24,085	-	57,621	-

2,896,795	489,678	1,026,088	198,146	241,381	12,302	2,679,715	338,908

(1,851)	(38)	(15)	(2)	(42,376)	(286)	(279)	(19)

2,894,944	489,640	1,026,073	198,144	199,005	12,016	2,679,436	338,889

14,528,834	420,481	1,007,314	1,562,818	914,507	112,487	6,063,417	3,279,333

25,194,880 (a)	(25,060,524)	7,131,509	(473,470)	(426,157)	(148,324)	17,897,569	1,761,587
3,370	13,099	1,144	196	2,737	4,923	(161)	921
638,154	148,572	6,065,449	2,093,053	2,415,392	(31,522)	43,410,285	-
60,229	1,566	(6,780)	(6,344)	(8,229)	(653)	(359,948)	18,349
-	-	-	-	11,001	1,672	-	-

25,896,633	(24,897,287)	13,191,322	1,613,435	1,994,744	(173,904)	60,947,745	1,780,857

143,234,438 (b)	28,978,591	49,682,374	9,811,247	3,301,960	621,742	123,627,504	29,184,652
(2,645)	(6,140)	(1,937)	(407)	58,327	5,732	(1,343)	(1,137)
(221,243)	5,251	(13,891)	4,971	9,887	(188)	(18,309)	(12,570)

143,010,550	28,977,702	49,666,546	9,815,811	3,370,174	627,286	123,607,852	29,170,945

168,907,183	4,080,415	62,857,868	11,429,246	5,364,918	453,382	184,555,597	30,951,802

$183,436,017	$4,500,896	$63,865,182	$12,992,064	$6,279,425	$565,869	$190,619,014	$34,231,135

70

Statements of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(1,087,227)	$(1,850,746)	$693,847	$2,284,410
Net realized gain (loss)	(43,608,364)	(190,010,957)	6,622,536	6,114,792
Change in net unrealized appreciation	43,681,358	250,493,027	17,530,394	1,519,305

Net increase (decrease) in net assets resulting from operations	(1,014,233)	58,631,324	24,846,777	9,918,507

Distributions to Shareholders from:
Distributable earnings	(3,679,038)	(670,073)	(831,261)	(2,199,157)

Shareholder Transactions:
Proceeds from shares sold	43,337,060	103,484,499	11,827,654	32,883,352
Value of shares repurchased	(77,187,929)	(179,557,792)	(20,710,456)	(33,583,440)
Transaction fees.	113,178	553,435	-	-

Net increase (decrease) in net assets resulting from share transactions	(33,737,691)	(75,519,858)	(8,882,802)	(700,088)

Net increase (decrease) in net assets	(38,430,962)	(17,558,607)	15,132,714	7,019,262

Net assets:
Beginning of period	685,051,044	702,609,651	108,533,260	101,513,998

End of period	$646,620,082	$685,051,044	$123,665,974	$108,533,260

Changes in Shares Outstanding:
Shares sold	1,400,000	2,200,000	400,000	1,150,000
Shares repurchased	(2,200,000)	(4,300,000)	(650,000)	(1,100,000)
Shares outstanding, beginning of period	19,750,000	21,850,000	3,950,000	3,900,000

Shares outstanding, end of period	18,950,000	19,750,000	3,700,000	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)		Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco FTSE RAFI Emerging Markets ETF (PXH)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2024	2023	2024	2023	2024	2023	2024	2023

$763,032	$4,054,931	$25,612,634	$51,705,367	$6,654,252	$14,145,160	$14,528,834	$58,207,681
5,771,673	5,809,329	33,365,703	(19,477,289)	7,329,008	(5,800,733)	25,896,633	(32,756,042)
18,661,208	8,275,771	216,439,204	143,931,854	60,170,575	41,496,195	143,010,550	149,169,351

25,195,913	18,140,031	275,417,541	176,159,932	74,153,835	49,840,622	183,436,017	174,620,990

(577,215)	(3,777,465)	(25,363,149)	(50,508,745)	(7,265,943)	(15,381,159)	(14,914,355)	(59,342,500)

10,481,575	22,859,588	19,622,828	246,714,932	-	14,192,205	7,649,553	10,977,479
(25,579,831)	(44,907,905)	(56,806,162)	(24,507,745)	(40,159,249)	(62,362,283)	(25,319,505)	(238,230,978)
52,138	122,808	5,416	80,392	8,210	14,683	37,011	303,421

(15,046,118)	(21,925,509)	(37,177,918)	222,287,579	(40,151,039)	(48,155,395)	(17,632,941)	(226,950,078)

9,572,580	(7,562,943)	212,876,474	347,938,766	26,736,853	(13,695,932)	150,888,721	(111,671,588)

118,030,094	125,593,037	1,478,476,525	1,130,537,759	475,466,247	489,162,179	1,094,568,999	1,206,240,587

$127,602,674	$118,030,094	$1,691,352,999	$1,478,476,525	$502,203,100	$475,466,247	$1,245,457,720	$1,094,568,999

550,000	1,250,000	400,000	5,850,000	-	500,000	400,000	600,000
(1,300,000)	(2,400,000)	(1,150,000)	(550,000)	(1,300,000)	(2,000,000)	(1,350,000)	(13,350,000)
6,750,000	7,900,000	35,350,000	30,050,000	16,850,000	18,350,000	63,400,000	76,150,000

6,000,000	6,750,000	34,600,000	35,350,000	15,550,000	16,850,000	62,450,000	63,400,000

72

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco Global		Invesco Global
	Clean Energy ETF (PBD)		Water ETF (PIO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2024	2023	2024	2023
Operations:
Net investment income	$420,481	$3,092,080	$1,007,314	$2,416,151
Net realized gain (loss)	(24,897,287)	(38,066,946)	13,191,322	2,281,677
Change in net unrealized appreciation (depreciation)	28,977,702	(14,629,249)	49,666,546	10,088,774

Net increase (decrease) in net assets resulting from operations	4,500,896	(49,604,115)	63,865,182	14,786,602

Distributions to Shareholders from:
Distributable earnings	(1,905,239)	(6,009,522)	(651,440)	(2,520,644)

Shareholder Transactions:
Proceeds from shares sold	-	-	-	-
Value of shares repurchased	(17,026,561)	(29,435,232)	(16,755,879)	(34,948,695)
Transaction fees	8,840	14,283	1,015	2,356

Net increase (decrease) in net assets resulting from share transactions	(17,017,721)	(29,420,949)	(16,754,864)	(34,946,339)

Net increase (decrease) in net assets	(14,422,064)	(85,034,586)	46,458,878	(22,680,381)

Net assets:
Beginning of period	131,693,385	216,727,971	234,604,956	257,285,337

End of period	$117,271,321	$131,693,385	$281,063,834	$234,604,956

Changes in Shares Outstanding:
Shares sold	-	-	-	-
Shares repurchased	(1,200,000)	(1,600,000)	(450,000)	(1,000,000)
Shares outstanding, beginning of period	9,825,000	11,425,000	7,350,000	8,350,000

Shares outstanding, end of period	8,625,000	9,825,000	6,900,000	7,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco International BuyBack		Invesco MSCI Global		Invesco MSCI Green		Invesco S&P Global
AchieversTM ETF (IPKW)		Timber ETF (CUT)		Building ETF (GBLD)		Water Index ETF (CGW)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2024	2023	2024	2023	2024	2023	2024	2023

$1,562,818	$2,302,394	$914,507	$1,445,638	$112,487	$250,508	$6,063,417	$14,718,009
1,613,435	1,990,912	1,994,744	534,721	(173,904)	(450,485)	60,947,745	72,422,001
9,815,811	5,193,767	3,370,174	(1,386,741)	627,286	(268,256)	123,607,852	(70,625,250)

12,992,064	9,487,073	6,279,425	593,618	565,869	(468,233)	190,619,014	16,514,760

(994,290)	(2,221,342)	(1,329,995)	(1,560,660)	(286,532)	(253,373)	(14,833,390)	(13,784,941)

36,586,067	29,985,637	5,107,181	-	2,613,226	1,730,816	54,503,621	101,720,488
(34,365,896)	(39,692,142)	(11,032,906)	(7,552,564)	(3,197,144)	-	(109,751,824)	(197,367,725)
2,197	2,838	1,604	395	-	-	5,245	6,642

2,222,368	(9,703,667)	(5,924,121)	(7,552,169)	(583,918)	1,730,816	(55,242,958)	(95,640,595)

14,220,142	(2,437,936)	(974,691)	(8,519,211)	(304,581)	1,009,210	120,542,666	(92,910,776)

78,347,404	80,785,340	52,137,244	60,656,455	5,937,339	4,928,129	840,082,962	932,993,738

$92,567,546	$78,347,404	$51,162,553	$52,137,244	$5,632,758	$5,937,339	$960,625,628	$840,082,962

950,000	850,000	150,000	-	150,000	100,000	1,040,000	2,000,000
(950,000)	(1,150,000)	(350,000)	(250,000)	(200,000)	-	(2,080,000)	(3,920,000)
2,350,000	2,650,000	1,800,000	2,050,000	400,001	300,001	18,520,000	20,440,000

2,350,000	2,350,000	1,600,000	1,800,000	350,001	400,001	17,480,000	18,520,000

74

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco S&P International
	Developed Quality ETF (IDHQ)
	Six Months Ended	Year Ended
	April 30,	October 31,
	2024	2023
Operations:
Net investment income	$3,279,333	$3,882,309
Net realized gain (loss)	1,780,857	(2,980,142)
Change in net unrealized appreciation	29,170,945	12,105,810

Net increase in net assets resulting from operations	34,231,135	13,007,977

Distributions to Shareholders from:
Distributable earnings	(2,627,163)	(3,884,122)

Shareholder Transactions:
Proceeds from shares sold	67,119,806	74,722,150
Transaction fees	4,538	7,246

Net increase in net assets resulting from share transactions	67,124,344	74,729,396

Net increase in net assets	98,728,316	83,853,251

Net assets:
Beginning of period	176,118,912	92,265,661

End of period	$274,847,228	$176,118,912

Changes in Shares Outstanding:
Shares sold	2,350,000	2,850,000
Shares outstanding, beginning of period	7,000,000	4,150,000

Shares outstanding, end of period	9,350,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$34.69		$32.16	$68.90	$73.98	$47.88	$40.55

Net investment income (loss)(a)	(0.06)		(0.09)	(0.07)	(0.15)	(0.06)	0.04
Net realized and unrealized gain (loss) on investments	(0.32	)(b)	2.62	(36.71)	(4.54)	26.17	7.46

Total from investment operations	(0.38)		2.53	(36.78)	(4.69)	26.11	7.50

Distributions to shareholders from:
Net investment income	(0.20)		(0.03)	-	(0.39)	(0.01)	(0.17)

Transaction fees(a)	0.01		0.03	0.04	-	-	-

Net asset value at end of period	$34.12		$34.69	$32.16	$68.90	$73.98	$47.88

Market price at end of period(c)	$33.65		$34.67	$31.96	$68.25	$74.34	$47.67

Net Asset Value Total Return(d)	(1.10)%		7.95%	(53.32)%	(6.41)%	54.53%	18.59%
Market Price Total Return(d)	(2.40)%		8.56%	(53.17)%	(7.75)%	55.97%	17.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$646,620		$685,051	$702,610	$1,519,338	$1,043,162	$509,964
Ratio to average net assets of:
Expenses	0.67	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.35	)%(e)	(0.21)%	(0.14)%	(0.19)%	(0.09)%	0.09%
Portfolio turnover rate(f)	24%		58%	58%	54%	38%	80%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights–(continued)

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$27.48		$26.03	$39.99	$29.82		$27.18	$24.53

Net investment income(a)	0.18		0.54	0.40	0.22	(b)	0.13	0.30
Net realized and unrealized gain (loss) on investments	5.96		1.42	(13.59)	10.12		2.77	2.70

Total from investment operations	6.14		1.96	(13.19)	10.34		2.90	3.00

Distributions to shareholders from:
Net investment income	(0.20)		(0.51)	(0.77)	(0.17)		(0.26)	(0.35)

Net asset value at end of period	$33.42		$27.48	$26.03	$39.99		$29.82	$27.18

Market price at end of period(c)	$33.20		$27.65	$26.00	$40.09		$29.77	$27.10

Net Asset Value Total Return(d)	22.38%		7.40%	(33.25)%	34.70%		10.82%	12.31%
Market Price Total Return(d)	20.83%		8.18%	(33.49)%	35.26%		10.96%	12.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$123,666		$108,533	$101,514	$251,951		$155,043	$175,327
Ratio to average net assets of:
Expenses	0.80	%(e)	0.80%	0.80%	0.80%		0.80%	0.81%
Net investment income	1.11	%(e)	1.83%	1.22%	0.59	%(b)	0.47%	1.18%
Portfolio turnover rate(f)	67%		144%	152%	161%		115%	106%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$17.49		$15.90	$24.99		$19.56	$18.59	$16.12

Net investment income(a)	0.12		0.51	0.57	(b)	0.19	0.23	0.36	(c)
Net realized and unrealized gain (loss) on investments	3.74		1.56	(8.97)		5.52	1.07	2.51

Total from investment operations	3.86		2.07	(8.40)		5.71	1.30	2.87

Distributions to shareholders from:
Net investment income	(0.09)		(0.50)	(0.71)		(0.30)	(0.34)	(0.41)

Transaction fees(a)	0.01		0.02	0.02		0.02	0.01	0.01

Net asset value at end of period	$21.27		$17.49	$15.90		$24.99	$19.56	$18.59

Market price at end of period(d)	$21.01		$17.46	$15.81		$24.81	$19.60	$18.51

Net Asset Value Total Return(e)	22.14%		12.98%	(34.05)%		29.35%	7.08%	18.23%
Market Price Total Return(e)	20.85%		13.16%	(33.79)%		28.17%	7.77%	18.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$127,603		$118,030	$125,593		$214,944	$155,489	$168,210
Ratio to average net assets of:
Expenses	0.90	%(f)	0.90%	0.90%		0.90%	0.90%	0.91	%(g)
Net investment income	1.19	%(f)	2.76%	2.66	%(b)	0.79%	1.25%	2.13	%(c)(g)
Portfolio turnover rate(h)	77%		150%	169%		198%	155%	158%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.24 and 1.39%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.82		$37.62	$48.20	$34.17	$40.99	$40.04

Net investment income(a)	0.73		1.54	1.40	1.42	0.94	1.45
Net realized and unrealized gain (loss) on investments	7.05		4.15	(9.83)	13.72	(6.85)	1.10

Total from investment operations	7.78		5.69	(8.43)	15.14	(5.91)	2.55

Distributions to shareholders from:
Net investment income	(0.72)		(1.49)	(2.15)	(1.11)	(0.92)	(1.60)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)

Net asset value at end of period	$48.88		$41.82	$37.62	$48.20	$34.17	$40.99

Market price at end of period(c)	$48.58		$42.17	$37.71	$48.22	$34.25	$40.86

Net Asset Value Total Return(d)	18.67%		15.00%	(17.95)%	44.49%	(14.26)%	6.58%
Market Price Total Return(d)	16.96%		15.68%	(17.81)%	44.22%	(13.80)%	6.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,691,353		$1,478,477	$1,130,538	$1,200,189	$871,403	$1,246,076
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.11	%(e)	3.52%	3.24%	3.09%	2.57%	3.64%
Portfolio turnover rate(f)	11%		12%	16%	17%	11%	15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$28.22		$26.66	$38.13	$28.93	$30.67	$29.48

Net investment income(a)	0.41		0.79	0.81	0.65	0.60	0.70
Net realized and unrealized gain (loss) on investments	4.12		1.63	(11.23)	9.25	(1.70)	1.24

Total from investment operations	4.53		2.42	(10.42)	9.90	(1.10)	1.94

Distributions to shareholders from:
Net investment income	(0.45)		(0.86)	(1.06)	(0.70)	(0.64)	(0.75)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$32.30		$28.22	$26.66	$38.13	$28.93	$30.67

Market price at end of period(c)	$31.99		$28.42	$26.68	$38.41	$28.94	$30.42

Net Asset Value Total Return(d)	16.08%		8.88%	(27.72)%	34.34%	(3.36)%	6.72%
Market Price Total Return(d)	14.15%		9.58%	(28.21)%	35.26%	(2.53)%	5.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$502,203		$475,466	$489,162	$434,660	$308,106	$328,155
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.62	%(e)	2.58%	2.55%	1.77%	2.09%	2.36%
Portfolio turnover rate(f)	26%		31%	32%	31%	26%	27%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022		2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$17.26		$15.84	$22.43		$17.51		$20.95		$20.02

Net investment income(a)	0.23		0.84	1.06	(b)	0.92		0.59		0.72
Net realized and unrealized gain (loss) on investments	2.69		1.45	(6.37)		4.63		(3.40)		0.92

Total from investment operations	2.92		2.29	(5.31)		5.55		(2.81)		1.64

Distributions to shareholders from:
Net investment income	(0.24)		(0.87)	(1.29)		(0.64)		(0.63)		(0.71)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.01		0.01		0.00	(c)	0.00(c)

Net asset value at end of period	$19.94		$17.26	$15.84		$22.43		$17.51		$20.95

Market price at end of period(d)	$19.76		$17.25	$15.85		$22.34		$17.51		$20.93

Net Asset Value Total Return(e)	16.99%		14.21%	(24.47)%		31.79%		(13.44)%		8.31%
Market Price Total Return(e)	16.00%		14.09%	(24.14)%		31.28%		(13.36)%		8.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,245,458		$1,094,569	$1,206,241		$1,360,503		$969,844		$1,277,150
Ratio to average net assets of:
Expenses	0.49	%(f)	0.49%	0.49%		0.49	%(g)	0.49	%(g)	0.49%(g)
Net investment income	2.46	%(f)	4.57%	5.39	%(b)	4.11%		3.14%		3.48%
Portfolio turnover rate(h)	19%		21%	36%		34%		22%		29%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$13.40		$18.97	$31.28	$22.89	$12.66	$10.97

Net investment income(a)	0.05		0.29	0.25	0.16	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.35		(5.30)	(12.25)	8.37	10.30	1.72

Total from investment operations	0.40		(5.01)	(12.00)	8.53	10.49	1.93

Distributions to shareholders from:
Net investment income	(0.20)		(0.56)	(0.31)	(0.14)	(0.26)	(0.24)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00(b)

Net asset value at end of period	$13.60		$13.40	$18.97	$31.28	$22.89	$12.66

Market price at end of period(c)	$13.48		$13.41	$18.89	$31.31	$22.92	$12.56

Net Asset Value Total Return(d)	2.81%		(27.24)%	(38.52)%	37.31%	84.06%	17.86%
Market Price Total Return(d)	1.83%		(26.86)%	(38.83)%	37.26%	85.77%	17.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$117,271		$131,693	$216,728	$399,619	$124,178	$49,675
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.77	%(f)
Net investment income	0.64	%(e)	1.56%	1.09%	0.52%	1.20%	1.74	%(f)
Portfolio turnover rate(g)	22%		64%	67%	74%	56%	59%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$31.92		$30.81	$41.68	$31.17		$28.94	$23.73

Net investment income(a)	0.14		0.31	0.32	0.58	(b)	0.25	0.38
Net realized and unrealized gain (loss) on investments	8.76		1.12	(10.75)	10.35		2.27	5.25

Total from investment operations	8.90		1.43	(10.43)	10.93		2.52	5.63

Distributions to shareholders from:
Net investment income	(0.09)		(0.32)	(0.44)	(0.42)		(0.29)	(0.42)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$40.73		$31.92	$30.81	$41.68		$31.17	$28.94

Market price at end of period(d)	$40.65		$31.94	$30.89	$41.72		$31.18	$28.84

Net Asset Value Total Return(e)	27.90%		4.57%	(25.14)%	35.17%		8.76%	23.90%
Market Price Total Return(e)	27.57%		4.37%	(25.02)%	35.26%		9.16%	23.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$281,064		$234,605	$257,285	$323,028		$207,262	$195,314
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%		0.75%	0.76	%(g)
Net investment income	0.74	%(f)	0.89%	0.91%	1.52	%(b)	0.86%	1.45	%(g)
Portfolio turnover rate(h)	26%		40%	35%	31%		30%	32%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights–(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$33.34		$30.49	$43.74	$31.35		$32.20	$31.00

Net investment income(a)	0.80		0.98	1.12	2.55	(b)	0.57	0.76
Net realized and unrealized gain (loss) on investments	5.79		2.79	(10.90)	10.57		(0.82)	1.38

Total from investment operations	6.59		3.77	(9.78)	13.12		(0.25)	2.14

Distributions to shareholders from:
Net investment income	(0.54)		(0.92)	(3.47)	(0.73)		(0.61)	(0.94)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.01	0.00 (c)

Net asset value at end of period	$39.39		$33.34	$30.49	$43.74		$31.35	$32.20

Market price at end of period(d)	$39.29		$33.48	$30.48	$43.78		$31.42	$32.05

Net Asset Value Total Return(e)	19.81%		12.35%	(23.55)%	41.90%		(0.30)%	7.10%
Market Price Total Return(e)	19.01%		12.85%	(23.65)%	41.72%		0.37%	6.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$92,568		$78,347	$80,785	$124,660		$92,470	$141,692
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%	0.55%	0.55%		0.55%	0.55%
Net investment income	4.34	%(f)	2.85%	3.08%	5.98	%(b)	1.86%	2.44%
Portfolio turnover rate(g)	14%		97%	101%	113%		88%	99%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights–(continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$28.97		$29.59	$36.09	$27.82	$27.65	$27.98

Net investment income(a)	0.54		0.75	0.68	0.55	0.53	0.72
Net realized and unrealized gain (loss) on investments	3.25		(0.59)	(6.60)	8.27	0.40	(0.23)

Total from investment operations	3.79		0.16	(5.92)	8.82	0.93	0.49

Distributions to shareholders from:
Net investment income	(0.78)		(0.78)	(0.58)	(0.55)	(0.77)	(0.82)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.00	(b)

Net asset value at end of period	$31.98		$28.97	$29.59	$36.09	$27.82	$27.65

Market price at end of period(c)	$31.96		$29.03	$29.53	$36.09	$27.81	$27.56

Net Asset Value Total Return(d)	13.12%		0.44%	(16.65)%	31.90%	3.29%	2.32%
Market Price Total Return(d)	12.82%		0.85%	(16.82)%	31.95%	3.60%	2.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,163		$52,137	$60,656	$92,035	$75,101	$134,093
Ratio to average net assets of:
Expenses, after Waivers	0.74	%(e)	0.67%	0.61%	0.60%	0.55%	0.56	%(f)
Expenses, prior to Waivers	0.90	%(e)	0.82%	0.69%	0.68%	0.72%	0.68	%(f)
Net investment income	3.39	%(e)	2.48%	1.99%	1.51%	2.00%	2.70	%(f)
Portfolio turnover rate(g)	5%		10%	15%	14%	10%	18%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights–(continued)

Invesco MSCI Green Building ETF (GBLD)

	Six Months Ended April 30, 2024		Years Ended October 31,		For the Period April 20, 2021(a) Through October 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.84		$16.43	$23.82	$25.00

Net investment income(b)	0.29		0.70	0.69	0.44
Net realized and unrealized gain (loss) on investments	1.78		(1.59)	(7.21)	(1.21)

Total from investment operations	2.07		(0.89)	(6.52)	(0.77)

Distributions to shareholders from:
Net investment income	(0.82)		(0.70)	(0.76)	(0.41)
Return of capital	-		-	(0.11)	-

Total distributions	(0.82)		(0.70)	(0.87)	(0.41)

Net asset value at end of period	$16.09		$14.84	$16.43	$23.82

Market price at end of period(c)	$16.01		$14.93	$16.44	$23.89

Net Asset Value Total Return(d)	13.74%		(5.79)%	(28.05)%	(3.13	)%(e)
Market Price Total Return(d)	12.50%		(5.28)%	(28.22)%	(2.84	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,633		$5,937	$4,928	$4,764
Ratio to average net assets of:
Expenses, after Waivers	0.38	%(f)	0.38%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(f)	0.39%	0.39%	0.39%
Net investment income	3.57	%(f)	4.14%	3.40%	3.34	%(f)
Portfolio turnover rate(g)	5%		23%	17%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights–(continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023		2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$45.36		$45.65		$58.91	$41.43		$39.55	$32.32

Net investment income(a)	0.34		0.75		0.61	1.08	(b)	0.63	0.64
Net realized and unrealized gain (loss) on investments	10.08		(0.36	)(c)	(12.91)	17.06		1.86	7.26

Total from investment operations	10.42		0.39		(12.30)	18.14		2.49	7.90

Distributions to shareholders from:
Net investment income	(0.82)		(0.68)		(0.96)	(0.66)		(0.61)	(0.67)

Transaction fees(a)	0.00	(d)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)

Net asset value at end of period	$54.96		$45.36		$45.65	$58.91		$41.43	$39.55

Market price at end of period(e)	$54.83		$45.37		$45.66	$59.04		$41.54	$39.54

Net Asset Value Total Return(f)	23.08%		0.81%		(21.21)%	44.25%		6.31%	25.10%
Market Price Total Return(f)	22.76%		0.81%		(21.37)%	44.18%		6.62%	25.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$960,626		$840,083		$932,994	$1,199,341		$710,871	$741,918
Ratio to average net assets of:
Expenses	0.57	%(g)	0.56%		0.57%	0.57%		0.57%	0.59%
Net investment income	1.29	%(g)	1.53%		1.20%	2.08	%(b)	1.61%	1.82%
Portfolio turnover rate(h)	25%		36%		35%	15%		15%	13%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)

Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.16		$22.23	$31.38	$25.01	$24.47	$21.36

Net investment income(a)	0.40		0.69	0.76	0.63	0.46	0.54
Net realized and unrealized gain (loss) on investments	4.15		2.91	(9.05)	6.39	0.55	3.16

Total from investment operations	4.55		3.60	(8.29)	7.02	1.01	3.70

Distributions to shareholders from:
Net investment income	(0.31)		(0.67)	(0.86)	(0.65)	(0.47)	(0.59)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$29.40		$25.16	$22.23	$31.38	$25.01	$24.47

Market price at end of period(c)	$29.28		$25.35	$22.23	$31.53	$25.00	$24.53

Net Asset Value Total Return(d)	18.10%		16.13%	(26.69)%	28.19%	4.42%	17.58%
Market Price Total Return(d)	16.73%		17.00%	(27.04)%	28.85%	4.09%	18.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$274,847		$176,119	$92,266	$114,522	$100,021	$47,726
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29%	0.31	%(f)
Net investment income	2.81	%(e)	2.64%	2.85%	2.09%	1.83%	2.38	%(f)
Portfolio turnover rate(g)	20%		50%	62%	61%	42%	54%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Technology ETF (CQQQ)	“China Technology ETF”
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	“Dorsey Wright Developed Markets Momentum ETF”
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	“Dorsey Wright Emerging Markets Momentum ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”
Invesco MSCI Green Building ETF (GBLD)	“MSCI Green Building ETF”
Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
Dorsey Wright Developed Markets Momentum ETF	The Nasdaq Stock Market LLC
Dorsey Wright Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market LLC
International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

89

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the

90

closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

91

Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and

92

other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may

93

act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, each Fund (except for Dorsey Wright Developed Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and International BuyBack AchieversTM ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount
China Technology ETF	$693
Dorsey Wright Emerging Markets Momentum ETF	22
FTSE RAFI Emerging Markets ETF	381
Global Clean Energy ETF	14,098
Global Water ETF	144
MSCI Global Timber ETF	346
MSCI Green Building ETF	104
S&P Global Water Index ETF	547
S&P International Developed Quality ETF	125

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

94

This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may

95

depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

96

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF, MSCI Green Building ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Risk of Green Building Investing. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies may be significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.

97

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)
China Technology ETF*	0.65%
Dorsey Wright Developed Markets Momentum ETF	0.80%
Dorsey Wright Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Green Building ETF	0.39%
S&P International Developed Quality ETF	0.29%

*	Effective January 5, 2024, the Fund’s unitary management fee was reduced from 0.70% to 0.65%.

Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees
(as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.

Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%

Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

98

For the six months ended April 30, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

China Technology ETF	$798
Dorsey Wright Developed Markets Momentum ETF	24
Dorsey Wright Emerging Markets Momentum ETF	47
FTSE RAFI Developed Markets ex-U.S. ETF	244
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	77
FTSE RAFI Emerging Markets ETF	1,851
Global Clean Energy ETF	38
Global Water ETF	15
International BuyBack AchieversTM ETF	2
MSCI Global Timber ETF	42,376
MSCI Green Building ETF	286
S&P Global Water Index ETF	279
S&P International Developed Quality ETF	19

The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2024 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	10/31/24	10/31/25	10/31/26	10/31/26
MSCI Global Timber ETF	$216,811	$34,286	$62,435	$79,259	$40,831

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Technology ETF	FTSE International Ltd.
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

99

For the six months ended April 30, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

China Technology ETF	$3,809
Dorsey Wright Developed Markets Momentum ETF	8,235
Dorsey Wright Emerging Markets Momentum ETF	1,620
FTSE RAFI Developed Markets ex-U.S. ETF	5,704
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	8,783
FTSE RAFI Emerging Markets ETF	5,465
Global Clean Energy ETF	24,682
Global Water ETF	1,571
International BuyBack AchieversTM ETF	1,361
MSCI Global Timber ETF	624
MSCI Green Building ETF	43
S&P Global Water Index ETF	3,391
S&P International Developed Quality ETF	4,445

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$646,401,994	$199,914	$-	$646,601,908
Money Market Funds	-	28,899,543	-	28,899,543

Total Investments	$646,401,994	$29,099,457	$-	$675,501,451

Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,222,257	$-	$-	$123,222,257
Money Market Funds	-	11,561,900	-	11,561,900

Total Investments	$123,222,257	$11,561,900	$-	$134,784,157

Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,342,477	$-	$-	$127,342,477
Money Market Funds	142,826	806,297	-	949,123

Total Investments	$127,485,303	$806,297	$-	$128,291,600

100

	Level 1	Level 2	Level 3	Total
FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,683,837,821	$-	$0	$1,683,837,821
Money Market Funds	-	152,745,493	-	152,745,493

Total Investments	$1,683,837,821	$152,745,493	$0	$1,836,583,314

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$498,570,216	$386,933	$-	$498,957,149
Money Market Funds	-	85,241,098	-	85,241,098

Total Investments	$498,570,216	$85,628,031	$-	$584,198,247

FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,242,337,225	$-	$914,136	$1,243,251,361
Money Market Funds	8,812,686	31,905,804	-	40,718,490

Total Investments	$1,251,149,911	$31,905,804	$914,136	$1,283,969,851

Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$117,114,327	$-	$-	$117,114,327
Money Market Funds	-	38,692,253	-	38,692,253

Total Investments	$117,114,327	$38,692,253	$-	$155,806,580

Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$280,485,901	$-	$-	$280,485,901
Money Market Funds	87,057	41,183,125	-	41,270,182

Total Investments	$280,572,958	$41,183,125	$-	$321,756,083

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,441,438	$-	$-	$92,441,438
Money Market Funds	-	3,679,209	-	3,679,209

Total Investments	$92,441,438	$3,679,209	$-	$96,120,647

MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,572,817	$-	$98,269	$50,671,086
Exchange-Traded Funds	404,142	-	-	404,142
Money Market Funds	-	7,775,283	-	7,775,283

Total Investments	$50,976,959	$7,775,283	$98,269	$58,850,511

MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,516,501	$-	$-	$5,516,501
Exchange-Traded Funds	86,170	-	-	86,170
Money Market Funds	-	740,343	-	740,343

Total Investments	$5,602,671	$740,343	$-	$6,343,014

S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$959,750,351	$-	$-	$959,750,351
Money Market Funds	-	15,913,344	-	15,913,344

Total Investments	$959,750,351	$15,913,344	$-	$975,663,695

S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$274,704,901	$-	$-	$274,704,901
Money Market Funds	-	17,231,868	-	17,231,868

Total Investments	$274,704,901	$17,231,868	$-	$291,936,769

101

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$250,255,375	$464,012,378	$714,267,753
Dorsey Wright Developed Markets Momentum ETF	167,615,567	-	167,615,567
Dorsey Wright Emerging Markets Momentum ETF	153,045,284	-	153,045,284
FTSE RAFI Developed Markets ex-U.S. ETF	495,642	130,086,361	130,582,003
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	11,810,449	59,994,406	71,804,855
FTSE RAFI Emerging Markets ETF	23,179,953	225,437,453	248,617,406
Global Clean Energy ETF	73,925,130	134,614,401	208,539,531
Global Water ETF	49,266,573	25,772,826	75,039,399
International BuyBack AchieversTM ETF	55,841,579	7,347,237	63,188,816
MSCI Global Timber ETF	12,088,511	8,183,304	20,271,815
MSCI Green Building ETF	168,590	554,426	723,016
S&P Global Water Index ETF	38,094,072	16,893,581	54,987,653
S&P International Developed Quality ETF	18,797,270	7,647,711	26,444,981

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Technology ETF	$154,069,762	$174,984,705
Dorsey Wright Developed Markets Momentum ETF	84,254,597	84,842,630
Dorsey Wright Emerging Markets Momentum ETF	98,441,658	107,970,150
FTSE RAFI Developed Markets ex-U.S. ETF	182,775,890	189,338,418
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	131,663,013	138,530,578
FTSE RAFI Emerging Markets ETF	222,464,098	244,994,195
Global Clean Energy ETF	28,532,111	33,284,380
Global Water ETF	70,168,831	71,269,202
International BuyBack AchieversTM ETF	10,053,784	10,033,709
MSCI Global Timber ETF	2,856,705	3,804,400
MSCI Green Building ETF	281,012	400,935
S&P Global Water Index ETF	236,213,556	246,651,303
S&P International Developed Quality ETF	47,891,303	46,020,637

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
China Technology ETF	$5,524,142	$23,904,214
Dorsey Wright Developed Markets Momentum ETF	11,681,852	20,373,216
Dorsey Wright Emerging Markets Momentum ETF	3,699,761	9,350,313
FTSE RAFI Developed Markets ex-U.S. ETF	18,451,280	53,333,052
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	-	36,447,230

102

	In-kind	In-kind
	Purchases	Sales
FTSE RAFI Emerging Markets ETF	$1,243,897	$3,892,195
Global Clean Energy ETF	-	13,713,483
Global Water ETF	-	15,761,875
International BuyBack AchieversTM ETF	35,305,455	32,638,885
MSCI Global Timber ETF	4,596,845	9,973,018
MSCI Green Building ETF	2,525,370	3,166,919
S&P Global Water Index ETF	51,180,898	105,242,225
S&P International Developed Quality ETF	66,033,838	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
China Technology ETF	$55,736,238	$(210,854,622)	$(155,118,384)	$830,619,835
Dorsey Wright Developed Markets Momentum ETF	19,362,001	(2,833,736)	16,528,265	118,255,892
Dorsey Wright Emerging Markets Momentum ETF	23,446,011	(2,826,533)	20,619,478	107,672,122
FTSE RAFI Developed Markets ex-U.S. ETF	326,566,275	(151,805,013)	174,761,262	1,661,822,052
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	63,044,441	(75,629,800)	(12,585,359)	596,783,606
FTSE RAFI Emerging Markets ETF	303,422,564	(312,848,436)	(9,425,872)	1,293,395,723
Global Clean Energy ETF	13,931,568	(73,265,404)	(59,333,836)	215,140,416
Global Water ETF	65,309,257	(7,663,740)	57,645,517	264,110,566
International BuyBack AchieversTM ETF	6,599,069	(3,025,337)	3,573,732	92,546,915
MSCI Global Timber ETF	8,011,549	(7,096,451)	915,098	57,935,413
MSCI Green Building ETF	123,220	(1,780,837)	(1,657,617)	8,000,631
S&P Global Water Index ETF	195,568,525	(28,407,720)	167,160,805	808,502,890
S&P International Developed Quality ETF	40,313,777	(14,320,413)	25,993,364	265,943,405

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in

103

immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

104

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II (excluding Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF), you incur a unitary management fee. As a shareholder of the Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF you incur advisory fees and other Fund expenses. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2023	April 30, 2024	Six-Month Period	Six-Month Period(1)
Invesco China Technology ETF (CQQQ)

Actual	$1,000.00	$989.00	0.67%	$3.31

Hypothetical (5% return before expenses)	1,000.00	1,021.53	0.67	3.37

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

Actual	1,000.00	1,223.80	0.80	4.42

Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80	4.02
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

Actual	1,000.00	1,221.40	0.90	4.97

Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90	4.52

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Actual	1,000.00	1,186.70	0.45	2.45

Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.45	2.26
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Actual	1,000.00	1,160.80	0.49	2.63

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46

105

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2023	April 30, 2024	Six-Month Period	Six-Month Period(1)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

Actual	$1,000.00	$1,169.90	0.49%	$2.64

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46

Invesco Global Clean Energy ETF (PBD)

Actual	1,000.00	1,028.10	0.75	3.78

Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77

Invesco Global Water ETF (PIO)

Actual	1,000.00	1,279.00	0.75	4.25

Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77

Invesco International BuyBack AchieversTM ETF (IPKW)

Actual	1,000.00	1,198.10	0.55	3.01

Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55	2.77

Invesco MSCI Global Timber ETF (CUT)

Actual	1,000.00	1,131.20	0.74	3.92

Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.74	3.72

Invesco MSCI Green Building ETF (GBLD)

Actual	1,000.00	1,137.40	0.38	2.02

Hypothetical (5% return before expenses)	1,000.00	1,022.97	0.38	1.91

Invesco S&P Global Water Index ETF (CGW)

Actual	1,000.00	1,230.80	0.57	3.16

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.57	2.87

Invesco S&P International Developed Quality ETF (IDHQ)

Actual	1,000.00	1,181.00	0.29	1.57

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

106

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco MSCI USA ETFInvesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF

Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Metaverse ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF

Invesco Preferred ETF

Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Short Term Treasury ETF

Invesco Taxable Municipal Bond ETF

Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

107

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

108

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
●

0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●

0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●

0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●

0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
●	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
●

0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●

0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

109

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X

Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X

Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X

Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X

Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X

Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X

Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X

Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X

Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X

Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

110

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

		Equal to/Lower	Lower than
	Equal to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median*	Peer Median*	Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X

Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X

Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

111

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

112

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF. No single factor was determinative in the Board’s analysis.

113

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2026, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.63% for Invesco S&P Global Water Index ETF; and

●	0.65% for Invesco Solar ETF.

The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

114

Approval of Investment Advisory Contracts–(continued)

below. The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X

Invesco Solar ETF		X	X

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index and open-end actively managed peer funds, as illustrated in the table below. The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF
Invesco S&P Global Water Index ETF		X	X

Invesco Solar ETF		X	X

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco MSCI Global Timber ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees noted that the Expense Cap agreement with the Trust

115

Approval of Investment Advisory Contracts–(continued)

provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

116

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Brian Hartigan

Name:	Brian Hartigan
Title:	President

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian Hartigan

Name:	Brian Hartigan
Title:	President

Date: July 5, 2024

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: July 5, 2024